UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.1%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.63%, 7/10/46	$1,370	$1,325
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.89%, 6/12/47	2,010	1,892

Total Asset-Backed Securities (Cost $3,327)		3,217

CORPORATE BONDS - 15.3%
Advertising - 0.2%
R.H. Donnelley Corp., (1) 8.88%, 10/15/17 †	1,025	600

Banks - 0.3%
Bank of America Corp., 8.00%, 12/29/49 †	830	860

Commercial Services - 0.9%
ARAMARK Services Inc., 6.74%, 2/1/15	1,195	1,046
Erac USA Finance Co., (1) (2) 7.00%, 10/15/37	1,755	1,464

		2,510

Diversified Financial Services - 5.5%
American General Finance Corp., 6.90%, 12/15/17	380	382
ANZ Capital Trust, (1) (2) 4.48%, 1/29/49	1,325	1,313
Bear Stearns Cos (The) Inc., 7.25%, 2/1/18	595	577
Citigroup Capital XXI, 8.30%, 12/21/77	2,320	2,355
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,125	989
Ford Motor Credit Co., LLC, 5.80%, 1/12/09 † 7.25%, 10/25/11	1,475 435	1,426 372
General Electric Capital Corp., 5.88%, 1/14/38	2,385	2,280
GMAC LLC, 6.88%, 9/15/11 †	1,145	934
Goldman Sachs Group (The), Inc., 6.75%, 10/1/37	1,530	1,428
International Lease Finance Corp., 5.65%, 6/1/14 †	225	227
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17	840	844
Merrill Lynch & Co, Inc., 5.45%, 2/5/13	760	766
Power Receivable Finance LLC, (1) (2) 6.29%, 1/1/12	927	989
USB Realty Corp., (1) (2) 6.09%, 12/22/49	1,300	1,001

		15,883

Electric - 0.5%
AES (The) Corp., 9.50%, 6/1/09	1,425	1,475

Entertainment - 0.4%
Mashantucket Western Pequot Tribe, (1) (2) 8.50%, 11/15/15 †	1,250	1,112

Food - 0.2%
Kroger Co. (The), 6.15%, 1/15/20	480	496

Healthcare - Services - 0.8%
HCA Inc./DE, 9.13%, 11/15/14 †	1,405	1,433
UnitedHealth Group, Inc., 6.88%, 2/15/38	955	946

		2,379

Holding Companies - Diversified - 0.7%
Capmark Financial Group, Inc., (1) (2) 6.30%, 5/10/17 †	1,400	916
Kansas City Southern Railway, 9.50%, 10/1/08	1,130	1,156

		2,072

Insurance - 0.4%
Liberty Mutual Group, Inc., (1) (2) 7.50%, 8/15/36	1,145	1,111

Media - 0.9%
News America, Inc., (1) (2) 6.65%, 11/15/37	1,440	1,450

FIXED INCOME PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000 S)	VALUE (000S)
CORPORATE BONDS - 15.3% – CONTINUED
Media - 0.9% – (continued)
Time Warner Cable, Inc., 5.85%, 5/1/17	$1,000	$988

		2,438

Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 8.39%, 4/1/15	590	567

Oil & Gas - 1.3%
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	2,370	2,482
Valero Energy Corp., 6.63%, 6/15/37	1,260	1,241

		3,723

Oil & Gas Services - 0.3%
Dresser-Rand Group, Inc., 7.38%, 11/1/14 †	1,030	1,007

Real Estate Investment Trusts - 0.3%
iStar Financial, Inc., 5.88%, 3/15/16	1,010	807

Savings & Loans - 0.5%
Washington Mutual Preferred Funding LLC, 9.75%, 10/29/49	745	641
Washington Mutual, Inc., (1) (2) 7.25%, 11/1/17	840	769

		1,410

Telecommunications - 1.8%
AT&T, Inc., 5.50%, 2/1/18	3,045	3,045
Embarq Corp., 8.00%, 6/1/36	1,445	1,400
Verizon Communications, Inc., 6.40%, 2/15/38	750	750

		5,195

Total Corporate Bonds (Cost $45,927)		43,645

FOREIGN ISSUER BONDS - 1.9%
Beverages - 0.2%
Diageo Capital PLC, 5.20%, 1/30/13	555	576
Insurance - 1.1%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16 †	845	881
Catlin Insurance Co. Ltd., (1) (2) 7.25%, 1/19/17 †	1,270	1,134
XL Capital Ltd., 6.50%, 12/31/49	1,735	1,298

		3,313

Mining - 0.4%
Vale Overseas Ltd., 6.25%, 1/11/16 †	1,020	1,032

Oil & Gas - 0.2%
OPTI Canada, Inc., (1) 8.25%, 12/15/14 †	590	582

Total Foreign Issuer Bonds (Cost $6,001)		5,503

U.S. GOVERNMENT AGENCIES - 48.4% (3)
Fannie Mae - 37.0% 3.25%, 4/9/13 5.38%, 6/12/17	5,791 2,100	5,752 2,285
Pool #255452, 5.50%, 10/1/19	1,963	2,013
Pool #535982, 7.50%, 5/1/31	107	116
Pool #545437, 7.00%, 2/1/32	12	13
Pool #545757, 7.00%, 6/1/32	1,991	2,124
Pool #703439, 5.00%, 6/1/18	59	60
Pool #725424, 5.50%, 4/1/34	7,612	7,686
Pool #725787, 5.00%, 9/1/19	5,200	5,275
Pool #829125, 5.50%, 10/1/35	3,282	3,305
Pool #831810, 6.00%, 9/1/36	4,696	4,801
Pool #869217, 5.45%, 2/1/36	3,215	3,291

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.4% (3) – CONTINUED
Fannie Mae - 37.0% – (continued)
Pool #893082, 5.83%, 9/1/36	$2,193	$2,257
Pool #944500, 5.50%, 7/1/37	5,113	5,144
Pool #954782, 6.00%, 11/1/37	11,116	11,363
Pool #955782, 6.50%, 10/1/37	2,376	2,464
Pool #968158, 6.50%, 1/1/38	1,845	1,913
Pool #968160, 6.50%, 1/1/38	2,453	2,543
Pool #968930, 6.50%, 1/1/38	5,276	5,471
Pool TBA, (4) 4.50%, 4/1/18 4.50%, 3/15/19 5.00%, 12/31/49 5.50%, 12/31/49 5.50%, 12/31/49 6.00%, 12/31/49	4,299 1,720 8,197 4,212 5,670 13,459	4,292 1,721 8,071 4,304 5,702 13,749

		105,715

Federal Home Loan Bank - 0.9% 3.75%, 1/8/10	2,625	2,692

Freddie Mac - 5.5% 4.63%, 10/25/12 4.75%, 1/19/16	1,585 1,376	1,677 1,442
Pool #1B3575, 6.05%, 9/1/37	1,993	2,033
Pool #1G2296, 6.18%, 11/1/37	2,521	2,579
Pool #1J0365, 5.93%, 4/1/37	1,867	1,917
Pool #1J2840, 5.99%, 9/1/37	2,000	2,054
Pool TBA, (4) 6.50%, 4/13/30	4,029	4,175

		15,877

Freddie Mac Gold - 4.2%
Pool #A65182, 6.50%, 9/1/37	1,118	1,162
Pool #C00910, 7.50%, 1/1/30	638	692
Pool #C02790, 6.50%, 4/1/37	2,176	2,261
Pool #C02838, 5.50%, 5/1/37	3,225	3,245
Pool #G02869, 5.00%, 11/1/35	4,651	4,589

		11,949

Government National Mortgage Association - 0.8%
Pool #595091, 6.00%, 10/15/32	642	666
Pool #597572, 5.50%, 9/15/35	40	41
Pool #627123, 5.50%, 3/15/34	1,368	1,401
Pool #781688, 6.00%, 12/15/33	60	62
		2,170

Total U.S. Government Agencies (Cost $136,925)		138,403

U.S. GOVERNMENT OBLIGATIONS - 33.9%
U.S. Treasury Bonds - 2.5%
5.00%, 5/15/37 †	6,457	7,078

U.S. Treasury Notes - 31.4% 2.00%, 2/28/10 † 2.75%, 2/28/13 † 4.00%, 2/15/15 † 4.50%, 11/15/15 † 3.50%, 2/15/18	30,644 29,370 14,430 4,945 8,704	30,860 29,712 15,295 5,377 8,682

		89,926

Total U.S. Government Obligations (Cost $95,954)		97,004

FIXED INCOME PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 17.6%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	50,401,222	$50,401

Total Investment Company (Cost $50,401)		50,401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 28.5%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$39,554	39,554
FHLB Discount Note, 1.98%, 3/3/08	40,486	40,482
United States Treasury Bill, 3.09%, 6/5/08	1,400	1,389

Total Short-Term Investments (Cost $81,425)		81,425

Total Investments - 146.7% (Cost $419,960)		419,598

Liabilities less Other Assets - (46.7)%		(133,519)

NET ASSETS - 100.0%		$286,079

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Restricted security that has been deemed illiquid. At February 29, 2008, the value of these restricted illiquid securities amounted to approximately $11,259,000 or 3.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust,
4.48%, 1/29/49	9/21/06	$1,286
Capmark Financial Group, Inc.,
6.30%, 5/10/17	5/3/07-6/21/07	1,372
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07-6/27/07	1,257
Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	1,740
Liberty Mutual Group, Inc.,
7.50%, 8/15/36	9/26/07	1,155
Mashantucket Western Pequot
Tribe,
8.50%, 11/15/15	11/9/07	1,252
News America, Inc.,
6.65%, 11/15/37	11/8/07-12/7/07	1,417
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	927
USB Realty Corp.,
6.09%, 12/22/49	1/19/07	1,311
Washington Mutual, Inc.,
7.25%, 11/1/17	1/11/08	778

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	When-Issued Security

(5)	Investment in affiliated Portfolio

(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$419,960

Gross tax appreciation of investments	$2,972
Gross tax depreciation of investments	(3,334)

Net tax depreciation of investments	$(362)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO (continued)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$50,401	$—
Level 2	369,197	—
Level 3	—	—

Total	$419,598	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.0%
Commercial Mortgage Services - 1.0%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.63%, 7/10/46	$1,015	$982
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.89%, 6/12/47	1,410	1,327

		2,309
Total Asset-Backed Securities (Cost $2,388)		2,309
CORPORATE BONDS - 14.5%
Banks - 0.3%
Bank of America Corp., 8.00%, 12/29/49	640	663

Chemicals - 0.5%
Praxair, Inc., 5.25%, 11/15/14	1,055	1,093

Commercial Services - 0.5%
Erac USA Finance Co., (1) (2) 7.00%, 10/15/37	1,380	1,152

Computers - 0.5%
Hewlett-Packard Co., (3) 4.50%, 3/1/13	1,065	1,088

Diversified Financial Services - 4.9%
American General Finance Corp., 5.38%, 10/1/12	1,380	1,384
ANZ Capital Trust, (1) (2) 4.48%, 1/29/49	915	907
Bear Stearns Cos (The) Inc., 7.25%, 2/1/18	450	437
Citigroup Capital XXI, 8.30%, 12/21/57	1,755	1,782
Countrywide Home Loans, Inc., 4.00%, 3/22/11	600	527
General Electric Capital Corp., 5.88%, 1/14/38	1,765	1,687
Goldman Sachs Group (The), Inc., 6.75%, 10/1/37	1,115	1,041
International Lease Finance Corp., 5.65%, 6/1/14	190	191
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17	655	658
Merrill Lynch & Co, Inc., 5.45%, 2/5/13	575	579
Nelnet, Inc., 5.13%, 6/1/10	930	950
Power Receivable Finance LLC, (1) (2) 6.29%, 1/1/12	202	216
USB Realty Corp., (1) (2) 6.09%, 12/22/49	1,000	770

		11,129

Electric - 0.9%
Exelon Generation Co. LLC, 6.20%, 10/1/17	865	883
Florida Power & Light Co., 5.55%, 11/1/17 †	880	930
Public Service Electric & Gas, 4.00%, 11/1/08	250	250

		2,063

Food - 0.2%
Kroger Co. (The), 6.15%, 1/15/20	355	367

Healthcare - Services - 0.4%
UnitedHealth Group, Inc., 4.88%, 3/15/15	855	818

Holding Companies - Diversified - 0.3%
Capmark Financial Group, Inc., (1) (2) 6.30%, 5/10/17	1,095	716

Insurance - 0.4%
Liberty Mutual Group, Inc., (1) (2) 7.50%, 8/15/36	910	883

Media - 0.8%
News America, Inc., (1) (2) 6.65%, 11/15/37	1,065	1,073
Time Warner Cable, Inc., 5.85%, 5/1/17	750	741

		1,814

Miscellaneous Manufacturing - 0.5%
Honeywell International, Inc., 5.30%, 3/1/18	1,135	1,165

FIXED INCOME PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.5% - CONTINUED
Oil & Gas - 1.1%
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	$1,500	$1,571
Valero Energy Corp., 6.63%, 6/15/37	950	936

		2,507

Real Estate Investment Trusts - 0.4%
iStar Financial, Inc., 5.88%, 3/15/16 †	1,025	819

Retail - 0.4%
Lowe’s Cos., Inc., 5.60%, 9/15/12 †	915	972

Savings & Loans - 0.2%
Washington Mutual, Inc., 7.25%, 11/1/17	620	568

Telecommunications - 2.2%
AT&T, Inc., 5.50%, 2/1/18	2,390	2,390
Embarq Corp., 8.00%, 6/1/36 †	1,125	1,090
Verizon Communications, Inc., 6.40%, 2/15/38	615	615
Verizon New Jersey, Inc., 5.88%, 1/17/12	510	531
Verizon of New England, Inc., 6.50%, 9/15/11	260	276

		4,902

Total Corporate Bonds (Cost $33,545)		32,719

FOREIGN ISSUER BONDS - 2.1%
Beverages - 0.2%
Diageo Capital PLC, 5.20%, 1/30/13	435	451

Insurance - 1.2%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16	825	860
Catlin Insurance Co. Ltd., (1) (2) 7.25%, 1/19/17 †	995	888
XL Capital Ltd., 6.50%, 3/1/49 †	1,345	1,007

		2,755

Mining - 0.4%
Vale Overseas Ltd., 6.25%, 1/11/16 †	800	809

Telecommunications - 0.3%
Telefonos de Mexico S.A. de CV, 4.75%, 1/27/10	685	698

Total Foreign Issuer Bonds (Cost $5,096)		4,713

U.S. GOVERNMENT AGENCIES - 47.0% (4)
Fannie Mae - 35.1%
3.25%, 4/9/13	4,547	4,516
5.38%, 6/12/17	1,650	1,795
Pool #255452, 5.50%, 10/1/19	1,153	1,183
Pool #255934, 6.00%, 11/1/35	384	393
Pool #535714, 7.50%, 1/1/31	55	59
Pool #545757, 7.00%, 6/1/32	386	411
Pool #555599, 7.00%, 4/1/33	113	121
Pool #651897, 7.00%, 8/1/32	238	254
Pool #656035, 7.50%, 9/1/32	43	47
Pool #703439, 5.00%, 6/1/18	922	936
Pool #712130, 7.00%, 6/1/33	63	66
Pool #725424, 5.50%, 4/1/34	4,306	4,348
Pool #725787, 5.00%, 9/1/19	1,866	1,893
Pool #733868, 6.00%, 12/1/32	547	562

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.0% (4) – CONTINUED
Fannie Mae - 35.1% – (continued)
Pool #735931, 5.00%, 10/1/20	$310	$314
Pool #794338, 6.00%, 9/1/34	971	995
Pool #796371, 5.00%, 10/1/19	228	231
Pool #797773, 5.00%, 3/1/20	168	170
Pool #814782, 7.00%, 4/1/35	39	41
Pool #829125, 5.50%, 10/1/35	2,580	2,598
Pool #831810, 6.00%, 9/1/36	3,856	3,943
Pool #839291, 5.00%, 9/1/20	122	124
Pool #845182, 5.50%, 11/1/35	2,650	2,668
Pool #869217, 5.45%, 2/1/36	3,211	3,287
Pool #869801, 5.50%, 4/1/21	439	449
Pool #893082, 5.83%, 9/1/36	1,710	1,760
Pool #944500, 5.50%, 7/1/37	2,848	2,865
Pool #954782 6.00%, 11/1/37	6,349	6,490
Pool #968158, 6.50%, 1/1/38	1,367	1,417
Pool #968160, 6.50%, 1/1/38	1,817	1,884
Pool #968930, 6.50%, 1/1/38	3,864	4,007
Pool TBA, (3) 5.50%, 3/1/18	4,344	4,439
4.50%, 3/15/19	1,431	1,432
6.00%, 3/1/30	11,842	12,097
5.00%, 3/15/34	11,502	11,326

		79,121

Federal Home Loan Bank - 0.6%
3.75%, 1/8/10	1,273	1,305

Freddie Mac - 6.2%
4.63%, 10/25/12	443	469
4.75%, 1/19/16	1,054	1,105
Pool #1B3575, 6.05%, 9/1/37	1,716	1,751
Pool #1G2296, 6.18%, 11/1/37	2,047	2,095
Pool #1J0365, 5.93%, 4/1/37	1,474	1,513
Pool #1J2840, 5.99%, 9/1/37	2,000	2,054
Pool TBA, (3) 6.50%, 4/13/30	4,813	4,987

		13,974

Freddie Mac Gold - 4.7%
Pool #A65182, 6.50%, 9/1/37	2,553	2,652
Pool #C02790, 6.50%, 4/1/37	1,710	1,777
Pool #C02838, 5.50%, 5/1/37	2,551	2,567
Pool #G01186, 7.50%, 2/1/31	10	11
Pool #G02869, 5.00%, 11/1/35	3,488	3,442

		10,449

Government National Mortgage Association - 0.4%
Pool #595091, 6.00%, 10/15/32	318	330
Pool #604183, 5.50%, 4/15/33	58	59
Pool #627123, 5.50%, 3/15/34	504	516
Pool #633627, 5.50%, 9/15/34	69	70

		975

Total U.S. Government Agencies (Cost $104,752)		105,824

FIXED INCOME PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 35.2%
U.S. Treasury Bonds - 2.9%
5.00%, 5/15/37 †	$6,027	$6,607

U.S. Treasury Notes - 32.3%
2.00%, 2/28/10 †	26,924	27,113
2.75%, 2/28/13 †	25,360	25,655
4.00%, 2/15/15 †	11,141	11,809
4.50%, 11/15/15 †	3,665	3,985
3.50%, 2/15/18	4,179	4,169

		72,731

Total U.S. Government Obligations (Cost $78,446)		79,338

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 17.9%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	40,487,469	40,487

Total Investment Company (Cost $40,487)		40,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 31.2%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$33,581	33,581
FHLB Discount Note, 1.98%, 3/3/08	35,683	35,679
United States Treasury Bill, 3.09%, 6/5/08	1,000	992

Total Short-Term Investments (Cost $70,252)		70,252

Total Investments - 148.9% (Cost $334,966)		335,642

Liabilities less Other Assets - (48.9)%		(110,272)

NET ASSETS - 100.0%		$225,370

(1)	Restricted security that has been deemed illiquid. At February 29, 2008, the value of these restricted illiquid securities amounted to approximately $6,605,000 or 2.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	09/21/06	$888
Capmark Financial Group, Inc., 6.30%, 5/10/17	05/03/07-06/21/07	1,073
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	01/11/07-06/27/07	987
Erac USA Finance Co., 7.00%, 10/15/37	10/10/07	1,368
Liberty Mutual Group, Inc., 7.50%, 8/15/36	09/26/07	918
News America, Inc., 6.65%, 11/15/37	11/08/07-12/07/07	1,049
Power Receivable Finance LLC, 6.29%, 1/1/12	09/30/03	202
USB Realty Corp., 6.09%, 12/22/49	01/19/07	1,008

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	When-Issued Security

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(5)	Investment in affiliated Portfolio

(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$334,966

Gross tax appreciation of investments	$2,546
Gross tax depreciation of investments	(1,870)

Net tax appreciation of investments	$676

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO (continued)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$40,487	$—
Level 2	295,155	—
Level 3	—	—

Total	$335,642	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U. S. TREASURY INDEX PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.3%
U.S. Treasury Bonds - 23.7%
12.50%, 8/15/14	$1,000	$1,153
7.25%, 5/15/16 †	1,500	1,913
8.88%, 8/15/17 †	1,500	2,131
9.00%, 11/15/18	3,200	4,675
8.13%, 8/15/19 †	1,000	1,392
8.75%, 8/15/20 †	1,000	1,468
8.13%, 5/15/21 †	2,000	2,828
8.00%, 11/15/21 †	2,600	3,660
7.63%, 11/15/22	1,000	1,378
6.25%, 8/15/23 †	2,150	2,643
6.88%, 8/15/25 †	2,000	2,631
6.50%, 11/15/26 †	1,000	1,275
6.13%, 11/15/27	1,500	1,845
5.25%, 2/15/29 †	1,100	1,228
6.25%, 5/15/30 †	2,500	3,157
4.75%, 2/15/37 †	1,250	1,317
5.00%, 5/15/37 †	3,000	3,289
4.38%, 2/15/38	500	496

		38,479

U.S. Treasury Notes - 74.6%
3.13%, 4/15/09	4,000	4,070
3.88%, 5/15/09	1,000	1,027
4.88%, 5/31/09 †	1,000	1,041
4.88%, 6/30/09 †	4,000	4,174
3.63%, 7/15/09	2,000	2,056
3.50%, 8/15/09 †	4,000	4,111
4.00%, 9/30/09 †	1,750	1,815
3.38%, 10/15/09 †	1,700	1,749
3.50%, 12/15/09	3,000	3,100
3.25%, 12/31/09	5,000	5,144
2.13%, 1/31/10	5,000	5,045
3.50%, 2/15/10 †	1,100	1,139
4.75%, 2/15/10 †	1,500	1,590
6.50%, 2/15/10 †	900	983
2.00%, 2/28/10	1,500	1,511
3.88%, 5/15/10 †	2,100	2,200
3.88%, 7/15/10	3,000	3,153
5.75%, 8/15/10 †	1,100	1,206
4.25%, 10/15/10 †	3,000	3,191
4.38%, 12/15/10 †	3,500	3,743
5.00%, 2/15/11	1,900	2,072
4.88%, 5/31/11 †	1,700	1,854
4.88%, 7/31/11 †	3,000	3,282
4.63%, 10/31/11 †	1,200	1,306
4.50%, 11/30/11	3,000	3,254
4.63%, 2/29/12 †	4,000	4,366
4.50%, 3/31/12 †	1,000	1,087
4.50%, 4/30/12 †	3,000	3,262
4.88%, 6/30/12 †	1,000	1,103
4.13%, 8/31/12 †	1,000	1,073
4.25%, 9/30/12 †	3,000	3,236
3.88%, 10/31/12 †	500	531
4.00%, 11/15/12 †	1,250	1,336
3.63%, 12/31/12 †	3,000	3,154
2.75%, 2/28/13	2,000	2,023
3.63%, 5/15/13 †	3,500	3,680
4.25%, 8/15/13	1,500	1,623
4.25%, 11/15/13 †	2,000	2,165
4.25%, 8/15/14 †	3,000	3,239
4.25%, 11/15/14 †	3,000	3,234
4.00%, 2/15/15 †	1,650	1,749
4.13%, 5/15/15 †	3,000	3,195
4.50%, 11/15/15 †	1,250	1,359
4.50%, 2/15/16 †	3,000	3,257
4.63%, 2/15/17 †	1,900	2,067
4.75%, 8/15/17 †	6,000	6,578
4.25%, 11/15/17 †	3,500	3,700

		120,833

Total U.S. Government Obligations (Cost $152,202)		159,312

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 27.0%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	43,717,851	43,718

Total Investment Company (Cost $43,718)		43,718

FIXED INCOME PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 2.4%
FHLB Discount Note, 1.98%, 3/3/08	$3,883	$3,883

Total Short-Term Investment (Cost $3,883)		3,883

Total Investments - 127.7% (Cost $199,803)		206,913

Liabilities less Other Assets - (27.7)%		(44,830)

NET ASSETS - 100.0%		$162,083

(1)	Investment in affiliated Portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$199,803

Gross tax appreciation of investments	$7,204
Gross tax depreciation of investment	(94)

Net tax appreciation of investments	$7,110

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$43,718	$—
Level 2	163,195	—
Level 3	—	—

Total	$206,913	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITY - 1.1%
Automobile - 1.1%
Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3, 5.47%, 6/15/11	$335	$344

Total Asset-Backed Security (Cost $335)		344
CORPORATE BONDS - 26.1%
Advertising - 0.2%
R.H. Donnelley Corp., (1) 8.88%, 10/15/17	125	73

Banks - 0.3%
Bank of America Corp., 8.00%, 12/29/49 †	95	98

Beverages - 0.9%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	75	78
PepsiCo., Inc., 4.65%, 2/15/13	185	194

		272

Chemicals - 0.5%
Praxair, Inc., 5.25%, 11/15/14	165	171

Commercial Services - 0.4%
ARAMARK Services Inc., 6.74%, 2/1/15	140	122

Computers - 0.5%
Hewlett-Packard Co., (2) 4.50%, 3/1/13	150	153

Diversified Financial Services - 8.5%
American General Finance Corp., 5.38%, 10/1/12 †	235	236
ANZ Capital Trust, (1) (3) 4.48%, 1/29/49	150	149
Bear Stearns Cos (The), Inc., 7.25%, 2/1/18	70	68
Countrywide Home Loans, Inc., 4.00%, 3/22/11	125	110
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	50	43
Ford Motor Credit Co. LLC, 5.80%, 1/12/09 †	165	159
GMAC LLC, 6.88%, 9/15/11	140	114
Goldman Sachs Group (The), Inc., 5.63%, 1/15/17	200	196
HSBC Finance Corp., 5.25%, 1/15/14 †	270	273
International Lease Finance Corp., 5.65%, 6/1/14	60	60
JP Morgan Chase & Co., 5.75%, 1/2/13	300	317
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17	95	95
Merrill Lynch & Co, Inc., 5.45%, 2/5/13	365	368
Morgan Stanley, 5.63%, 1/9/12 †	300	310
Power Receivable Finance LLC, (1) (3) 6.29%, 1/1/12	54	57
USB Realty Corp., (1) (3) 6.09%, 12/22/49	200	154

		2,709

Electric - 1.8%
AES (The) Corp., 9.50%, 6/1/09	200	207
Exelon Generation Co. LLC, 6.20%, 10/1/17	135	138
Florida Power & Light Co., 5.55%, 11/1/17 †	135	143
Public Service Electric & Gas Co., 4.00%, 11/1/08	95	95

		583

Entertainment - 0.4%
Mashantucket Western Pequot Tribe, (1) (3)
8.50%, 11/15/15	140	125

Food - 0.2%
Kroger Co. (The), 6.15%, 1/15/20 †	55	57

Healthcare - Services - 1.1%
HCA Inc./DE, 9.13%, 11/15/14	180	183

FIXED INCOME PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.1% – CONTINUED
Healthcare - Services - 1.1% – (continued)
UnitedHealth Group, Inc., 4.88%, 3/15/15	$185	$177

		360

Holding Companies - Diversified - 0.8%
Capmark Financial Group, Inc., (1) (3) 6.30%, 5/10/17	170	111
Kansas City Southern Railway, 9.50%, 10/1/08	140	143

		254

Insurance - 0.5%
Protective Life Secured Trusts, 4.85%, 8/16/10	165	169

Media - 1.6%
Comcast Corp., 4.95%, 6/15/16	165	155
Time Warner Cable, Inc., 5.85%, 5/1/17	125	124
Time Warner, Inc., 5.88%, 11/15/16	215	209

		488

Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 8.39%, 4/1/15	80	77

Miscellaneous Manufacturing - 1.1%
General Electric Co., 5.25%, 12/6/17	195	196
Honeywell International, Inc., 5.30%, 3/1/18	160	164

		360

Oil & Gas - 1.5%
Devon Financing Corp. ULC, 6.88%, 9/30/11	125	138
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	330	345

		483

Oil & Gas Services - 0.4%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	130	127

Pharmaceuticals - 0.9%
Abbott Laboratories, 5.60%, 11/30/17	170	179
Schering-Plough Corp., 6.00%, 9/15/17	95	100

		279

Pipelines - 1.2%
Consolidated Natural Gas Co., 5.00%, 3/1/14	275	272
Kinder Morgan Energy Partners LP, 6.00%, 2/1/17 †	125	127

		399

Real Estate Investment Trusts - 0.3%
iStar Financial, Inc., 5.88%, 3/15/16	105	84

Retail - 0.5%
Lowe's Cos., Inc., 5.60%, 9/15/12 †	140	149

Savings & Loans - 0.5%
Washington Mutual Preferred Funding LLC, 9.75%, 10/29/49	80	69
Washington Mutual, Inc., (1) (3) 7.25%, 11/1/17	95	87

		156

Telecommunications - 1.8%
AT&T, Inc., 5.50%, 2/1/18	340	340
Verizon New Jersey, Inc., 5.88%, 1/17/12	150	156
Verizon of New England, Inc., 6.50%, 9/15/11	65	69

		565

Total Corporate Bonds (Cost $8,437)		8,313

FOREIGN ISSUER BONDS - 3.1%
Beverages - 0.2%
Diageo Capital PLC, 5.20%, 1/30/13	70	73

Insurance - 1.3%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16	100	104

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 3.1% – CONTINUED
Insurance - 1.3% – (continued)
Catlin Insurance Co. Ltd., (1) (3) 7.25%, 1/19/17	$155	$139
XL Capital Ltd., 6.50%, 3/1/49 †	215	161

		404

Mining - 0.7%
Vale Overseas Ltd., 6.25%, 1/11/16 †	210	212

Oil & Gas - 0.2%
OPTI Canada, Inc., (1) 8.25%, 12/15/14 †	75	74

Telecommunications - 0.7%
Telefonos de Mexico S.A. de CV, 4.75%, 1/27/10	210	214

Total Foreign Issuer Bonds (Cost $1,034)		977
U.S. GOVERNMENT AGENCIES - 20.1% (4)
Fannie Mae - 7.5%
3.88%, 12/10/09	2,000	2,054
5.38%, 6/12/17	300	326

		2,380

Federal Home Loan Bank - 4.9%
5.00%, 10/16/09	1,555	1,577

Freddie Mac - 7.7%
5.25%, 2/24/11	975	996
4.63%, 10/25/12	700	741
4.75%, 1/19/16	672	704

		2,441

Total U.S. Government Agencies (Cost $6,278)		6,398
U.S. GOVERNMENT OBLIGATIONS - 47.5%
U.S. Treasury Notes - 47.5%
2.00%, 2/28/10	7,300	7,351
4.50%, 5/15/10 †	580	616
2.75%, 2/28/13 †	1,850	1,872
4.50%, 11/15/15 †	4,322	4,700
3.50%, 2/15/18	595	593

		15,132

Total U.S. Government Obligations (Cost $14,930)		15,132

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 17.4%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	5,537,335	5,537

Total Investment Company (Cost $5,537)		5,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 35.3%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$4,665	4,665
FHLB Discount Note, 1.98%, 3/3/08	6,421	6,420
United States Treasury Bill, 3.09%, 6/5/08	150	149

Total Short-Term Investments (Cost $11,234)		11,234

Total Investments - 150.6% (Cost $47,785)		47,935

Liabilities less Other Assets - (50.6)%		(16,119)

NET ASSETS - 100.0%		$31,816

FIXED INCOME PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	When-Issued Security.

(3)	Restricted security that has been deemed illiquid. At February 29, 2008, the value of these restricted illiquid securities amounted to approximately $822,000 or 2.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$146
Capmark Financial Group, Inc., 6.30%, 5/10/17	5/3/07-6/21/07	167
Catlin Insurance Co. Ltd., 7.25%, 1/19/17	1/11/07-6/27/07	153
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15	11/9/07	140
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03-8/24/07	53
USB Realty Corp., 6.09%, 12/22/49	1/19/07	202
Washington Mutual, Inc., 7.25%, 11/1/17	1/11/08	69

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(5)	Investment in affiliated Portfolio.

(6)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$47,785

Gross tax appreciation of investments	$472
Gross tax depreciation of investment	(322)

Net tax appreciation of investments	$150

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$5,537	$—
Level 2	42,398	—
Level 3	—	—

Total	$47,935	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  4 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.3%
Automobile - 9.3%
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2, 5.42%, 8/8/11	$2,950	$2,923
Capital Auto Receivables Asset Trust, Series 2008-1, Class A3A, 3.86%, 8/15/12	2,375	2,389
Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3, 5.47%, 6/15/11	1,945	2,000
Ford Credit Auto Owner Trust, Series 2008-A, Class A3A, 3.96%, 4/15/12	2,400	2,422
Nissan Auto Receivables Owner Trust, Series 2008-A, A4, 4.28%, 6/16/14	2,400	2,405

		12,139

Total Asset-Backed Securities (Cost $12,069)		12,139
CORPORATE BONDS - 22.2%
Auto Manufacturers - 1.8%
DaimlerChrysler N.A. Holding Corp., 7.20%, 9/1/09	2,230	2,340

Banks - 1.7%
National City Corp., 5.75%, 2/1/09 †	2,200	2,220

Diversified Financial Services - 9.4%
Allstate Life Global Funding Trusts, 4.50%, 5/29/09 †	2,395	2,429
ANZ Capital Trust, (1) (2) 4.48%, 1/29/49	900	892
Associates Corp. of N.A., 6.25%, 11/1/08	950	966
Capital One Bank, 4.25%, 12/1/08 †	930	922
International Lease Finance Corp., 4.63%, 6/2/08 †	1,775	1,776
John Deere Capital Corp., 4.88%, 3/16/09	1,125	1,140
JPMorgan Chase & Co., 4.89%, 9/1/15	3,080	2,924
National Rural Utilities Cooperative Finance Corp., 5.75%, 11/1/08	1,150	1,168

		12,217

Electric - 1.5%
AES (The) Corp., 9.50%, 6/1/09	1,030	1,066
Public Service Electric & Gas, 4.00%, 11/1/08	880	882

		1,948

Holding Companies - Diversified - 0.8%
Kansas City Southern Railway, 9.50%, 10/1/08	1,050	1,074

Insurance - 0.2%
Prudential Financial, Inc., 3.75%, 5/1/08	275	275

Media - 0.7%
Time Warner, Inc., 6.75%, 4/15/11	855	895

Oil & Gas - 0.3%
USX Corp., 6.85%, 3/1/08	400	400

Pipelines - 0.4%
Spectra Energy Capital LLC, 4.37%, 3/1/09 †	500	502

Retail - 2.4%
CVS Caremark Corp., 4.00%, 9/15/09	1,300	1,307
Target Corp., 5.38%, 6/15/09	1,800	1,845

		3,152

Savings & Loans - 1.3%
Washington Mutual, Inc., 4.00%, 1/15/09 †	1,770	1,716

Telecommunications - 1.7%
GTE Corp., 7.51%, 4/1/09 †	1,000	1,039
Sprint Capital Corp., 6.13%, 11/15/08	700	682

FIXED INCOME PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% – CONTINUED
Telecommunications - 1.7% – (continued)
Verizon New Jersey, Inc., 5.88%, 1/17/12	$400	$417

		2,138

Total Corporate Bonds (Cost $28,866)		28,877

FOREIGN ISSUER BOND - 0.7%
Telecommunications - 0.7%
Telefonos de Mexico S.A. de CV, 4.75%, 1/27/10	885	902

Total Foreign Issuer Bond (Cost $885)		902
U.S. GOVERNMENT AGENCIES - 14.2% (3)
Fannie Mae - 5.9%
2.50%, 4/9/10	3,895	3,903
Pool #555649, 7.50%, 10/1/32	150	162
Pool #869217, 5.45%, 2/1/36	2,045	2,094
Pool #893082, 5.83%, 9/1/36	1,519	1,564

		7,723

Federal Home Loan Bank - 2.5%
5.38%, 7/17/09	3,100	3,229

Freddie Mac - 5.7%
6.63%, 9/15/09	2,374	2,529
4.00%, 12/15/09	2,510	2,584
Pool #1B3617, 5.99%, 10/1/37	2,252	2,314

		7,427
Small Business Administration - 0.1%
Series 2005-P10B, Class 1, 5.38%, 7/17/09	132	132

Total U.S. Government Agencies (Cost $18,349)		18,511

U.S. Treasury Notes - 45.3%
2.00%, 2/28/10 †	$28,270	$28,469
4.50%, 5/15/10 †	20,835	22,127
2.75%, 2/28/13 †	8,180	8,275

		58,871

Total U.S. Government Obligations (Cost $58,371)		58,871

	NUMBERS OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 39.5%
Northern Institutional Funds - Liquid Assets Portfolio (4) (5)	51,386,298	51,386

Total Investment Company (Cost $51,386)		51,386

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 14.7%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$17,322	17,322
FHLB Discount Note, 1.98%, 3/3/08	1,221	1,221
United States Treasury Bill, 3.09%, 6/5/08	650	645

Total Short-Term Investments (Cost $19,188)		19,188

Total Investments - 145.8% (Cost $189,114)		189,742
Liabilities less Other Assets - (45.8)%		(59,636)

NET ASSETS - 100.0%		$130,106

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2008 (UNAUDITED)

SHORT BOND PORTFOLIO

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Restricted security that has been deemed illiquid. At February 29, 2008, the value of this restricted illiquid security amounted to approximately $892,000 or 0.7% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust,
4.48%, 1/29/49	9/21/06	$874

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	Investment in affiliated Portfolio

(5)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$189,114

Gross tax appreciation of investments	$1,002
Gross tax depreciation of investments	(242)

Net tax appreciation of investments	$760

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$51,386	$—
Level 2	138,356	—
Level 3	—	—

Total	$189,742	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME PORTFOLIOS 3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U. S. GOVERNMENT SECURITIES PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.5% (1)
Fannie Mae - 7.6%
5.13%, 7/13/09	$870	$903
Pool #555649, 7.50%, 10/1/32	108	117
Pool #869217, 5.45%, 2/1/36	1,513	1,549
Pool #893082, 5.83%, 9/1/36	572	589
Pool #968158, 6.50%, 1/1/38	500	518
Pool #968930, 6.50%, 1/1/38	1,289	1,337

		5,013

Federal Home Loan Bank - 11.1%
5.00%, 12/11/09	1,500	1,569
5.20%, 9/10/10	2,000	2,025
4.63%, 10/10/12	3,500	3,702

		7,296

Freddie Mac - 13.6%
3.13%, 2/12/10	1,400	1,403
5.60%, 9/26/13	425	431
Pool #1B3617 5.99%, 10/1/37	1,779	1,828
Pool #1J0365, 5.93%, 4/1/37	983	1,009
Pool #1J2840 5.99%, 9/1/37	1,391	1,429
Pool #410092, 7.13%, 11/1/24	10	10
Pool #847822, 6.23%, 10/1/37	1,389	1,435
Series 2944, Class WD, 5.50%, 11/15/28	1,415	1,461

		9,006

Small Business Administration - 2.2%
Participation Certificates, Series 2005-20L, Class 1, 5.39%, 12/1/25	716	742
Participation Certificates, Series 2006-20B, Class 1, 5.35%, 2/1/26	619	641
Series 2005-P10B, Class 1, 4.94%, 8/10/15	73	73

		1,456

Total U.S. Government Agencies (Cost $22,308)		22,771

U.S. GOVERNMENT OBLIGATIONS - 62.4%
U.S. Treasury Notes - 62.4%
2.00%, 2/28/10 †	30,641	30,857
4.50%, 5/15/10 †	1,033	1,097
2.75%, 2/28/13	9,142	9,248

		41,202

Total U.S. Government Obligations (Cost $40,910)		41,202

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 45.7%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	30,120,895	30,121

Total Investment Company (Cost $30,121)		30,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.0%
FHLB Discount Note, 1.98%, 3/3/08	$5,585	5,585
United States Treasury Bill, 3.38%, 6/5/08	325	322

Total Short-Term Investments (Cost $5,907)		5,907

Total Investments - 151.6% (Cost $99,246)		100,001
Liabilities less Other Assets - (51.6)%		(34,028)

NET ASSETS - 100.0%		$65,973

FIXED INCOME PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	Investment in affiliated Portfolio

(3)	Investment relates to cash collateral received from portfolio securities loaned.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$99,246

Gross tax appreciation of investments	$756
Gross tax depreciation of investment	(1)

Net tax appreciation of investments	$755

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S Government Securities Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$30,121	$—
Level 2	69,880	—
Level 3	—	—

Total	$100,001	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2 FIXED INCOME PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%
Australia - 2.9%
Cochlear Ltd. †	29,929	$1,489
Suncorp-Metway Ltd. †	117,288	1,502
Telstra Corp. Ltd.	827,874	3,716

		6,707

Canada - 1.7%
Bombardier, Inc., Class B *	670,800	3,841

China - 1.5%
Bank of China Ltd., Class H †	8,209,000	3,435

Finland - 3.5%
Nokia OYJ	164,052	5,905
Outokumpu Technology	36,704	2,018

		7,923

France - 11.2%
Accor S.A.	51,294	3,643
Alstom	12,395	2,600
AXA S.A.	74,885	2,527
Cap Gemini S.A.	73,192	4,022
L’Oreal S.A. †	36,858	4,370
LVMH Moet Hennessy Louis Vuitton S.A.	19,036	1,960
Societe Generale †	22,357	2,397
Thales S.A.	65,970	4,051

		25,570

Germany - 15.2%
Deutsche Bank A.G. (Registered)	41,289	4,592
Deutsche Telekom A.G. (Registered)	243,677	4,632
E.ON A.G.	21,139	3,975
Linde A.G. †	36,016	4,778
MAN A.G.	15,163	1,965
Merck KGaA	27,973	3,475
Metro A.G.	22,423	1,876
SAP A.G.	89,960	4,286
Siemens A.G. (Registered)	40,692	5,197

		34,776

Greece - 0.9%
National Bank of Greece S.A.	35,529	1,934
Italy - 4.5%
ENI S.p.A.	95,098	3,290
Lottomatica S.p.A. †	54,458	1,966
UniCredito Italiano S.p.A. (Milan Exchange)	532,629	3,910
Unione di Banche Italiane SCPA	47,852	1,124

		10,290

Japan - 10.1%
Daikin Industries Ltd.	43,400	1,941
East Japan Railway Co.	504	4,042
Kirin Brewery Co. Ltd.	246,000	4,143
Shin-Etsu Chemical Co. Ltd.	41,500	2,242
Sony Corp.	94,400	4,410
Toyota Motor Corp.	113,900	6,196

		22,974

Netherlands - 7.2%
Qiagen N.V. * †	200,082	4,439
Royal Dutch Shell PLC, Class B
(London Exchange)	195,250	6,874
Unilever N.V. (CVA)	165,972	5,139

		16,452

Singapore - 2.3%
CapitaLand Ltd. †	815,000	3,593
Cosco Corp. Singapore Ltd. †	553,000	1,562

		5,155

Spain - 4.7%
Banco Santander Central Hispano S.A.	282,540	5,053
Telefonica S.A.	198,329	5,745

		10,798

Sweden - 0.7%
Autoliv, Inc. SDR †	31,586	1,594

Switzerland - 12.3%
ABB Ltd. (Registered)	104,866	2,613
Julius Baer Holding A.G. (Registered)	37,053	2,739
Nestle S.A. (Registered)	11,132	5,314
Roche Holding A.G. (Genusschein)	31,559	6,190
Swiss Life Holding (Registered) *	14,505	3,635
Syngenta A.G. (Registered)	14,175	4,060
Xstrata PLC	45,863	3,599

		28,150

United Kingdom - 17.6%
Autonomy Corp. PLC *	124,998	2,324
Barclays PLC	472,699	4,444
BHP Billiton PLC	111,118	3,583
BP PLC	305,503	3,307
British Energy Group PLC	159,332	1,786
Centrica PLC	509,513	3,252
ITV PLC	1,371,011	1,812
Kingfisher PLC	683,954	1,762
Lloyds TSB Group PLC	439,132	3,906

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3% – CONTINUED
United Kingdom - 17.6% – (continued)
Lonmin PLC	29,454	$1,918
Prudential PLC	317,805	3,802
Smith & Nephew PLC	160,053	2,073
Vodafone Group PLC	1,417,090	4,550
WPP Group PLC	130,309	1,531

		40,050

Total Common Stocks (Cost $204,634) (1)		219,649

INVESTMENT COMPANY - 3.9%
Northern Institutional Funds -
Liquid Assets Portfolio (2) (3)	9,040,847	9,041

Total Investment Company (Cost $9,041)		9,041

RIGHTS - 0.1%
Societe Generale *	22,357	197

Total Rights (Cost $-) (1)		197

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 0.2%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$498	498

Total Short-Term Investment (Cost $498)		498

Total Investments - 100.5% (Cost $214,173)		229,385

Liabilities less Other Assets - (0.5)%		(1,224)

NET ASSETS - 100.0%		$228,161

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.

(2)	Investment in affiliated Portfolio

(3)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 29, 2008, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	9.4
Energy	6.1
Financials	22.1
Health Care	8.0
Industrials	13.7
Information Technology	7.5
Materials	9.2
Telecommunication Services	8.5
Utilities	4.1

Total	100.0%

At February 29, 2008, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	PERCENTAGE
Euro	46.0%
British Pound	23.0
Japanese Yen	10.4
Swiss Franc	11.2
All other currencies less than 5%	9.4

Total	100.0%

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$214,173

Gross tax appreciation of investments	$24,096
Gross tax depreciation of investments	(8,884)

Net tax appreciation of investments	$15,212

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO (continued)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$12,883	$—
Level 2	216,502	—
Level 3	—	—

Total	$229,385	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%
Australia - 6.3%
ABC Learning Centres Ltd. †	3,345	$6
AGL Energy Ltd. †	3,448	36
Alumina Ltd. †	8,979	53
Amcor Ltd.	7,167	47
AMP Ltd.	14,570	108
Ansell Ltd.	1,440	17
Aristocrat Leisure Ltd. †	2,790	27
Asciano Group †	3,825	17
ASX Ltd. †	1,171	45
Australia & New Zealand Banking Group Ltd.	14,735	297
AXA Asia Pacific Holdings Ltd.	6,932	37
Babcock & Brown Ltd. †	1,809	28
Bendigo Bank Ltd. †	2,122	20
BHP Billiton Ltd.	27,005	988
Billabong International Ltd. †	1,509	17
BlueScope Steel Ltd. †	5,916	59
Boart Longyear Group * †	11,537	22
Boral Ltd. †	4,730	26
Brambles Ltd.	10,992	105
Caltex Australia Ltd. †	1,074	15
CFS Retail Property Trust †	14,176	28
Challenger Financial Services Group Ltd. †	2,961	6
Coca-Cola Amatil Ltd.	4,254	38
Cochlear Ltd.	437	22
Commonwealth Bank of Australia †	10,594	409
Commonwealth Property Office Fund †	11,582	14
Computershare Ltd.	4,051	32
Crown Ltd. *	3,553	38
CSL Ltd. †	4,279	144
CSR Ltd.	8,400	26
Dexus Property Group *	24,451	38
Downer EDI Ltd.	1,933	11
Fairfax Media Ltd. †	9,705	35
Fortescue Metals Group Ltd. * †	9,512	67
Foster’s Group Ltd.	13,509	66
Futuris Corp. Ltd.	5,143	9
Goodman Fielder Ltd. †	9,902	17
Goodman Group †	11,663	46
GPT Group †	14,076	41
Harvey Norman Holdings Ltd. †	4,700	20
Iluka Resources Ltd. †	2,202	7
Incitec Pivot Ltd.	395	53
ING Industrial Fund †	7,649	15
Insurance Australia Group Ltd. †	13,951	48
Leighton Holdings Ltd. †	953	40
Lend Lease Corp. Ltd.	2,864	36
Lion Nathan Ltd. †	2,500	22
Macquarie Airports	6,369	20
Macquarie Communications Infrastructure Group †	1,704	7
Macquarie Group Ltd. †	2,110	103
Macquarie Infrastructure Group †	21,114	57
Macquarie Office Trust †	16,842	17
Mirvac Group	8,249	29
National Australia Bank Ltd. †	12,723	336
Newcrest Mining Ltd. †	3,519	123
OneSteel Ltd.	5,081	33
Orica Ltd.	2,134	57
Origin Energy Ltd. †	6,913	56
Oxiana Ltd. †	12,266	44
Pacific Brands Ltd.	4,000	8
Paladin Resources Ltd. * †	3,716	21
PaperlinX Ltd. †	3,700	7
Perpetual Ltd. †	295	15
Qantas Airways Ltd.	7,735	30
QBE Insurance Group Ltd.	6,734	139
Rio Tinto Ltd. †	2,235	279
Santos Ltd. †	4,759	56
Sims Group Ltd. †	717	21
Sonic Healthcare Ltd. †	2,265	30
State George Bank Ltd. †	1,825	40
Stockland †	9,942	64
Suncorp-Metway Ltd. †	7,330	94
Symbion Health Ltd.	3,461	13
TABCORP Holdings Ltd. †	3,598	51
Tattersall’s Ltd. †	8,554	31
Telstra Corp. Ltd.	22,218	100
Telstra Corp. Ltd.	11,825	36
Toll Holdings Ltd. †	4,325	40
Transurban Group †	7,425	44
Wesfarmers Ltd. PPS	1,001	35
Wesfarmers Ltd. †	4,300	148
Westfield Group	13,659	219

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Australia - 6.3% – (continued)
Westpac Banking Corp.	14,695	$314
Woodside Petroleum Ltd.	3,734	195
Woolworths Ltd.	9,455	251
WorleyParsons Ltd.	1,018	35
Zinifex Ltd.	3,872	39

		6,535

Austria - 0.6%
Andritz A.G.	360	20
BWIN Interactive Entertainment A.G. *	240	7
Erste Bank der Oesterreichischen Sparkassen A.G. †	1,476	85
Flughafen Wien A.G.	99	11
Immoeast A.G. *	3,310	30
IMMOFINANZ A.G.	3,559	39
Mayr-Melnhof Karton A.G.	50	5
Meinl European Land Ltd. A.G. * †	2,380	30
Oesterreichische Elektrizitaetswirtschafts A.G. (Verbund), Class A	530	39
OMV A.G.	1,280	92
Raiffeisen International Bank Holding A.G.	430	55
RHI A.G. *	174	7
Telekom Austria A.G.	2,366	54
Voestalpine A.G.	792	50
Wiener Staedtische Versicherung A.G.	300	25
Wienerberger A.G.	577	28

		577

Belgium - 1.2%
AGFA-Gevaert N.V.	1,025	10
Barco N.V.	100	7
Bekaert N.V.	41	5
Belgacom S.A.	1,158	56
Cofinimmo †	50	10
Colruyt S.A.	132	32
Compagnie Maritime Belge S.A.	152	11
D’ieteren S.A.	9	3
Delhaize Group	686	52
Dexia †	4,024	95
Fortis	16,918	373
Fortis (Strip VPPR)*	6,564	—
Groupe Bruxelles Lambert S.A. †	649	78
InBev N.V.	1,415	128
KBC Ancora	115	12
KBC Groep N.V.	1,303	163
Mobistar S.A.	217	19
Nationale A Portefeuille - CNP	141	10
Omega Pharma S.A.	150	7
Solvay S.A., Class A	505	63
UCB S.A.	875	41
Umicore *	985	51

		1,226

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	2	21
A.P. Moller - Maersk A/S, Class B	9	93
Bang & Olufsen A/S, Class B †	84	6
Carlsberg A/S, Class B †	250	31
Coloplast A/S, Class B †	224	19
D/S Torm A/S	296	9
Danisco A/S †	335	24
Danske Bank A/S	3,521	135
DSV A/S †	1,603	31
East Asiatic Co. Ltd. A/S	159	13
FLSmidth & Co. A/S	423	40
GN Store Nord A/S *	678	3
H. Lundbeck A/S	177	4
Jyske Bank A/S (Registered) *	468	32
NKT Holding A/S †	133	10
Novo-Nordisk A/S, Class B	3,889	266
Novozymes A/S, Class B †	367	32
Rockwool International A/S, Class B †	61	11
Sydbank A/S	501	18
Topdanmark A/S * †	140	21
TrygVesta A/S †	211	16
Vestas Wind Systems A/S *	1,423	145
William Demant Holding A/S * †	201	14

		994

Finland - 1.9%
Amer Sports OYJ, Class A †	600	12
Cargotec Corp., Class B	303	15
Elisa OYJ †	1,189	36
Fortum OYJ	3,290	137
Kesko OYJ, Class B	452	21
Kone OYJ, Class B	1,214	43
Konecranes OYJ	400	15
Metso OYJ †	1,014	53
Neste Oil OYJ †	1,020	36

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Finland - 1.9% – (continued)
Nokia OYJ	31,880	$1,147
Nokian Renkaat OYJ	718	30
OKO Bank PLC, Class A	700	12
Orion OYJ, Class B	600	13
Outokumpu OYJ †	900	34
Rautaruukki OYJ	668	29
Sampo OYJ, Class A	3,844	105
Sanoma-WSOY OYJ †	771	19
Stora Enso OYJ (Registered)	4,620	58
TietoEnator OYJ †	253	5
UPM-Kymmene OYJ	3,996	69
Uponor OYJ †	190	5
Wartsila OYJ, Class B †	446	30
YIT OYJ †	1,190	30

		1,954

France - 10.0%
Accor S.A.	1,615	115
ADP †	237	29
Air France-KLM	964	26
Air Liquide †	1,888	268
Alcatel-Lucent	18,460	109
Alstom	806	169
ArcelorMittal	7,595	575
Atos Origin S.A. *	660	36
AXA S.A.	12,850	434
BNP Paribas	6,618	595
Bouygues	1,767	121
Cap Gemini S.A.	940	52
Carrefour S.A.	4,745	334
Casino Guichard Perrachon S.A.	346	39
Christian Dior S.A.	230	25
Cie de Saint-Gobain	2,178	171
Cie Generale d’Optique Essilor International S.A. †	1,591	95
CNP Assurances	305	34
Compagnie Generale de Geophysique- Veritas * †	178	44
Credit Agricole S.A.	5,111	139
Dassault Systemes S.A.	458	25
Eiffage S.A. †	148	13
Electricite de France †	687	64
Eurazeo †	94	11
France Telecom S.A.	14,611	491
Gaz de France S.A.	1,541	88
Gecina S.A.	85	12
Groupe Danone	3,401	267
Hermes International †	552	65
Icade	154	22
Imerys S.A. †	252	21
JC Decaux S.A. †	548	16
Klepierre	552	32
L’Oreal S.A.	1,951	231
Lafarge S.A.	1,171	203
Lagardere S.C.A.	873	69
Legrand S.A. †	354	11
LVMH Moet Hennessy Louis Vuitton S.A.	1,945	200
M6-Metropole Television	708	17
Michelin Compagnie Generale des Establissements, Class B	1,155	114
Natixis †	1,549	23
Neopost S.A. †	256	26
Neuf Cegetel †	235	12
PagesJaunes Groupe S.A.	1,084	20
Pernod-Ricard	1,379	147
Peugeot S.A. †	1,196	91
PPR	623	85
Publicis Groupe	1,106	40
Renault S.A.	1,438	154
Safran S.A. †	1,596	32
Sanofi-Aventis	8,240	611
Schneider Electric S.A.	1,756	200
SCOR *	1,190	27
SES FDR	1,284	32
Societe BIC S.A.	278	18
Societe Des Autoroutes Paris-Rhin-Rhone	216	24
Societe Generale †	2,940	315
Societe Television Francaise 1	937	22
Sodexho Alliance S.A.	759	43
Suez S.A.	8,390	533
Suez S.A. (Strip VVPR) *	1,400	—
Technip S.A.	823	67
Thales S.A.	705	43
Thomson	1,674	13
Total S.A.	17,333	1,310
Unibail-Rodamco	510	125
Valeo S.A.	654	25

EQUITY PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
France - 10.0% – (continued)
Vallourec	327	$68
Veolia Environment	2,787	248
Vinci S.A.	3,192	220
Vivendi	9,115	360
Wendel †	132	15
Zodiac S.A.	413	21

		10,352

Germany - 8.3%
Adidas A.G.	1,601	100
Allianz S.E. (Registered)	3,617	635
Altana A.G.	241	6
Arcandor A.G. *	651	11
BASF A.G.	3,956	501
Bayer A.G.	5,741	437
Bayerische Motoren Werke A.G.	1,135	62
Beiersdorf A.G.	701	56
Bilfinger Berger A.G.	376	30
Celesio A.G.	676	39
Commerzbank A.G.	4,888	146
Continental A.G.	1,224	119
DaimlerChrysler A.G. (Registered)	7,464	628
Deutsche Bank A.G. (Registered)	4,011	446
Deutsche Boerse A.G.	1,562	244
Deutsche Lufthansa A.G. (Registered)	1,821	42
Deutsche Post A.G. (Registered)	6,136	203
Deutsche Postbank A.G.	652	63
Deutsche Telekom A.G. (Registered)	22,874	435
Douglas Holding A.G. †	249	13
E.ON A.G.	5,002	940
Fresenius Medical Care A.G. & Co. KGaA	1,482	78
GEA Group A.G. *	1,096	36
HeidelbergCement A.G. †	97	15
HeidelbergCement A.G. (VVPR) *	83	—
Heidelberger Druckmaschinen A.G. †	661	16
Henkel KGaA †	712	29
Hochtief A.G. †	334	36
Hypo Real Estate Holding †	1,378	39
Infineon Technologies A.G. * †	5,136	41
IVG Immobilien A.G.	872	30
KtS A.G.	292	84
Linde A.G.	935	124
MAN A.G.	874	113
Merck KGaA	443	55
Metro A.G.	1,299	109
MLP A.G. †	930	13
Muenchener Rueckversicherungs A.G. (Registered)	1,617	283
Premiere A.G. * †	603	13
Puma A.G. Rudolf Dassler Sport A.G.	64	23
Q-Cells A.G. * †	326	26
Rheinmetall A.G.	286	20
RWE A.G.	3,519	425
Salzgitter A.G.	327	57
SAP A.G.	7,023	335
Siemens A.G. (Registered)	6,981	892
Solarworld A.G. †	680	30
Suedzucker A.G. †	487	11
ThyssenKrupp A.G.	2,795	160
TUI A.G. *	1,697	41
Volkswagen A.G. †	1,254	285
Wacker Chemie A.G.	63	13
Wincor Nixdorf A.G.	108	9

		8,597

Greece - 0.7%
Alpha Bank A.E.	3,129	95
Coca Cola Hellenic Bottling Co. S.A.	1,380	61
EFG Eurobank Ergasias S.A.	2,142	62
Folli-Follie S.A. (Registered)	120	4
Hellenic Exchanges S.A. Holding	200	5
Hellenic Petroleum S.A.	1,110	15
Hellenic Technodomiki Tev S.A.	648	8
Hellenic Telecommunications Organization S.A.	2,380	66
National Bank of Greece S.A.	3,117	170
OPAP S.A.	1,534	50
Piraeus Bank S.A.	2,646	78
Public Power Corp. S.A.	713	30
Titan Cement Co. S.A.	490	21
Viohalco	870	10

		675

Hong Kong - 2.2%
ASM Pacific Technology	2,000	13
Bank of East Asia Ltd.	9,715	51
Belle International Holdings Ltd.	18,000	22
BOC Hong Kong Holdings Ltd. †	29,500	71

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  4  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Hong Kong - 2.2% – (continued)
C C Land Holdings Ltd.	9,000	$9
Cathay Pacific Airways Ltd. †	9,000	18
Cheung Kong Holdings Ltd.	12,000	179
Cheung Kong Infrastructure Holdings Ltd. †	4,000	16
CLP Holdings Ltd.	11,000	86
Esprit Holdings Ltd *	8,000	100
Fosun International *	14,000	11
Foxconn International Holdings Ltd. * †	17,000	26
Giordano International Ltd.	12,000	5
Hang Lung Group Ltd.	4,000	18
Hang Lung Properties Ltd.	17,000	61
Hang Seng Bank Ltd.	6,100	115
Henderson Land Development Co. Ltd.	8,045	62
Hong Kong & China Gas Co. Ltd.	29,012	83
Hong Kong Aircraft Engineerg †	400	9
Hong Kong Electric Holdings Ltd.	11,000	62
Hong Kong Exchanges and Clearing Ltd. †	8,500	161
Hopewell Holdings Ltd.	5,000	23
Hutchison Telecommunications International Ltd.	16,000	21
Hutchison Whampoa Ltd.	16,500	155
Hysan Development Co. Ltd. †	5,281	14
Kerry Properties Ltd. †	4,093	28
Kingboard Chemicals Holdings Ltd.	4,000	18
Lee & Man Paper Manufacturing Ltd. *	4,000	11
Li & Fung Ltd.	18,620	67
Lifestyle International Holdings Ltd. *	6,000	16
Link REIT (The) †	17,000	42
Melco International Development	7,000	10
MTR Corp. †	10,861	40
New World Development Ltd. †	19,169	52
Noble Group Ltd. †	9,000	14
NWS Holdings Ltd.	4,000	12
Orient Overseas International Ltd.	2,000	12
Pacific Basin Shipping Ltd. *	11,000	18
PCCW Ltd.	40,364	23
Shangri-La Asia Ltd. †	9,172	28
Shui On Land Ltd.	20,000	19
Shun TAK Holdings Ltd.	10,000	15
Sino Land Co.	9,356	23
Sun Hung Kai Properties Ltd.	11,172	194
Swire Pacific Ltd., Class A	6,500	74
Television Broadcasts Ltd.	3,000	18
Tencent Holdings Ltd. *	7,000	43
Tingyi Cayman Islands Holding Corp. †	12,000	15
Wharf Holdings Ltd.	11,250	57
Wheelock & Co. Ltd.	4,000	12
Wing Hang Bank Ltd.	1,000	15
Yue Yuen Industrial Holdings Ltd. †	4,000	12

		2,279

Ireland - 0.7%
Allied Irish Banks PLC	6,922	142
Anglo Irish Bank Corp. PLC (Dublin Exchange)	2,588	37
Bank of Ireland - Dublin	6,303	89
Bank of Ireland - London	1,554	22
CRH PLC - Dublin	3,345	124
CRH PLC - London	949	35
DCC PLC	276	7
Elan Corp. PLC * †	3,675	85
Experian Group Ltd.	8,198	69
Greencore Group PLC	1,382	9
Iaws Group PLC †	434	9
Kerry Group PLC, Class A	1,103	35
Kingspan Group PLC (Dublin Exchange)	1,437	19
Paddy Power PLC	160	5
Ryanair Holdings PLC *	3,150	15
Smurfit Kappa Group PLC *	1,082	16

		718

Italy - 3.8%
A2A S.p.A. †	3,915	16
Alleanza Assicurazioni S.p.A.	3,366	43
Arnoldo Mondadori Editore S.p.A. †	1,000	8
Assicurazioni Generali S.p.A. †	8,327	358
Atlantia S.p.A. *	1,766	57
Autogrill S.p.A.	1,000	16
Banca Carige S.p.A.	2,619	10
Banca Monte dei Paschi di Siena S.p.A. †	8,763	40
Banca Popolare di Milano Scrl	3,301	39
Banco Popolare Scarl *	5,217	99
Bulgari S.p.A.	1,672	19
Enel S.p.A.	34,157	368
ENI S.p.A.	20,943	724
Fiat S.p.A.	5,548	116
Finmeccanica S.p.A.	2,406	74
Fondiaria-Sai S.p.A.	472	21

EQUITY PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Italy - 3.8% – (continued)
IFIL - Investments S.p.A.	1,576	$12
Intesa Sanpaolo S.p.A.	60,776	407
Intesa Sanpaolo S.p.A. (RNC)	7,416	47
Italcementi S.p.A.	723	15
Lottomatica S.p.A.	653	24
Luxottica Group S.p.A. †	1,098	30
Mediaset S.p.A.	6,106	55
Mediobanca S.p.A.	3,908	75
Mediolanum S.p.A. †	2,000	13
Parmalat S.p.A.	12,406	47
Pirelli & C. S.p.A. * †	19,728	19
Prysmian S.p.A. *	1,205	23
Saipem S.p.A.	907	37
Seat Pagine Gialle S.p.A. †	48,101	14
Snam Rete Gas S.p.A.	7,000	49
Telecom Italia S.p.A.	84,155	211
Telecom Italia S.p.A. (RNC)	47,004	91
Terna S.p.A.	9,544	41
UniCredito Italiano S.p.A. (Milan Exchange)	75,089	551
Unione di Banche Italiane SCPA	4,740	111

		3,880

Japan - 20.2%
77 Bank (The) Ltd.	3,000	18
Acom Co. Ltd.	760	22
Aderans Holdings Co. Ltd. * †	500	9
Advantest Corp. †	1,300	32
Aeon Co. Ltd.	4,400	53
Aeon Credit Service Co. Ltd.	900	13
Aeon Mall Co. Ltd.	500	12
Aiful Corp. †	1,000	18
Aioi Insurance Co. Ltd.	2,000	10
Aisin Seiki Co Ltd.	1,600	64
Ajinomoto Co., Inc.	5,000	60
Alfresa Holdings Corp.	300	21
All Nippon Airways Co. Ltd.	5,000	21
Alps Electric Co. Ltd. †	1,000	12
Amada Co. Ltd.	3,000	22
Aoyama Trading Co. Ltd.	600	13
Asahi Breweries Ltd.	3,300	62
Asahi Glass Co. Ltd.	8,000	91
Asahi Kasei Corp.	10,000	55
Asatsu-DK, Inc. †	500	16
Asics Corp.	1,000	12
Astellas Pharma, Inc.	4,000	175
Autobacs Seven Co. Ltd.	200	4
Bank of Kyoto (The) Ltd. †	2,000	23
Bank of Yokohama (The) Ltd.	10,000	65
Benesse Corp.	700	29
Bridgestone Corp.	5,100	83
Brother Industries Ltd.	1,000	11
Canon Marketing Japan, Inc. †	1,000	18
Canon, Inc.	8,500	380
Casio Computer Co. Ltd.	1,900	25
Central Glass Co. Ltd.	2,000	9
Central Japan Railway Co.	13	124
Chiba Bank (The) Ltd.	7,000	44
Chiyoda Corp. †	1,000	10
Chubu Electric Power Co., Inc.	5,400	136
Chugai Pharmaceutical Co. Ltd. †	2,200	25
Chugoku Electric Power Co. Inc. (The)	1,100	23
Chuo Mitsui Trust Holdings, Inc. *	7,000	48
Citizen Holdings Co. Ltd. †	2,700	23
Coca-Cola West Holdings Co. Ltd. †	600	13
Cosmo Oil Co. Ltd.	4,000	13
Credit Saison Co. Ltd.	1,300	36
CSK Corp.	500	12
Dai Nippon Printing Co. Ltd.	5,000	79
Daicel Chemical Industries Ltd.	3,000	17
Daido Steel Co. Ltd. †	2,000	14
Daihatsu Motor Co. Ltd.	1,000	11
Daiichi Sankyo Co Ltd.	5,600	174
Daikin Industries Ltd.	2,200	98
Dainippon Ink & Chemicals, Inc.	5,000	18
Daito Trust Construction Co. Ltd.	800	43
Daiwa House Industry Co. Ltd.	4,000	41
Daiwa Securities Group, Inc.	11,000	102
Denki Kagaku Kogyo Kabushki Kaisha	3,000	10
Denso Corp.	3,900	146
Dentsu, Inc.	15	34
Dowa Mining Co. Ltd.	2,000	14
E*Trade Securities Co. Ltd.	12	10
East Japan Railway Co.	27	217
Ebara Corp. †	2,000	6
EDION Corp. †	1,000	10

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  6  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Japan - 20.2% – (continued)
Eisai Co. Ltd.	2,100	$76
Electric Power Development Co.	1,000	36
Elpida Memory, Inc. * †	700	23
FamilyMart Co. Ltd.	400	12
Fanuc Ltd.	1,600	149
Fast Retailing Co. Ltd.	500	37
Fuji Electric Holdings Co. Ltd. †	6,000	23
Fuji Television Network, Inc.	4	6
FUJIFILM Holdings Corp.	3,800	143
Fujikura Ltd.	2,000	10
Fujitsu Ltd.	13,000	92
Fukuoka Financial Group, Inc.	6,000	31
Furukawa Electric (The) Co. Ltd.	6,000	21
Glory Ltd.	500	11
Gunma Bank (The) Ltd.	3,000	20
Gunze Ltd.	2,000	9
Hachijuni Bank (The) Ltd.	2,872	19
Hakuhodo DY Holdings, Inc.	80	5
Hankyu Hanshin Holdings, Inc.	10,000	44
Haseko Corp. *	9,000	14
Hikari Tsushin, Inc. †	300	9
Hino Motors Ltd.	2,000	14
Hirose Electric Co. Ltd.	200	21
Hiroshima Bank (The) Ltd.	3,000	15
Hitachi Cable Ltd.	1,000	4
Hitachi Chemical Co. Ltd.	700	13
Hitachi Construction Machinery Co. Ltd.	700	19
Hitachi High-Technologies Corp.	500	10
Hitachi Ltd.	28,000	202
Hokkaido Electric Power Co., Inc.	1,400	31
Hokuhoku Financial Group, Inc.	9,000	25
Hokuriku Electric Power Co.	600	13
Honda Motor Co. Ltd.	12,400	379
House Foods Corp.	200	3
Hoya Corp.	3,400	86
Ibiden Co. Ltd.	1,000	48
Idemitsu Kosan Co. Ltd.	100	8
IHI Corp. *	10,000	20
Inpex Holdings, Inc.	7	78
Isetan Co. Ltd.	2,000	24
Isuzu Motors Ltd.	6,000	27
Ito En Ltd. †	600	12
Itochu Corp.	13,000	137
Itochu Techno-Science Corp.	400	11
J Front Retailing Co. Ltd.	2,800	18
Jafco Co. Ltd.	400	14
Japan Airlines Corp. *	6,000	15
Japan Petroleum Exploration Co. †	200	14
Japan Prime Realty Investment Corp.	3	10
Japan Real Estate Investment Corp. †	3	33
Japan Retail Fund Investment Corp.	2	12
Japan Steel Works Ltd. †	3,000	49
Japan Tobacco, Inc.	35	176
JFE Holdings, Inc.	4,700	209
JGC Corp.	2,000	32
Joyo Bank (The) Ltd.	5,000	25
JS Group Corp.	2,100	36
JSR Corp.	1,200	26
Jupiter Telecommunications Co. Ltd. *	16	13
Kajima Corp.	9,000	28
Kamigumi Co. Ltd.	2,000	15
Kaneka Corp.	3,000	21
Kansai Electric Power Co., Inc.	6,400	157
Kansai Paint Co. Ltd.	2,000	14
Kao Corp.	4,000	123
Kawasaki Heavy Industries Ltd. †	11,000	26
Kawasaki Kisen Kaisha Ltd.	5,000	51
KDDI Corp.	19	115
Keihin Electric Express Railway Co. Ltd. †	4,000	27
Keio Corp.	5,000	28
Keisei Electric Railway Co. Ltd.	2,000	10
Keyence Corp.	300	70
Kikkoman Corp. †	1,000	12
Kintetsu Corp. †	13,000	43
Kirin Holdings Co. Ltd.	6,000	101
Kobe Steel Ltd.	22,000	68
Kokuyo Co. Ltd.	1,000	8
Komatsu Ltd.	7,300	185
Konami Corp.	600	20
Konica Minolta Holdings, Inc.	4,000	57
Koyo Seiko Co. Ltd.	1,300	23
Kubota Corp.	9,000	60
Kuraray Co. Ltd.	3,000	36
Kurita Water Industries Ltd.	900	28

EQUITY PORTFOLIOS  7  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Japan - 20.2% – (continued)
Kyocera Corp.	1,300	$107
Kyowa Hakko Kogyo Co. Ltd.	2,000	19
Kyushu Electric Power Co., Inc.	3,000	75
Lawson, Inc.	400	15
Leopalace21 Corp.	900	18
Mabuchi Motor Co. Ltd.	300	15
Makita Corp.	900	32
Marubeni Corp.	14,000	106
Marui Group Co. Ltd. *	3,000	31
Matsushita Electric Industrial Co. Ltd.	16,000	336
Matsushita Electric Works Ltd.	3,000	30
Mazda Motor Corp.	3,000	12
Mediceo Paltac Holdings Co. Ltd.	1,100	19
Meiji Dairies Corp.	3,000	17
Meiji Seika Kaisha Ltd. †	3,000	14
Meitec Corp. †	100	3
Millea Holdings, Inc.	6,000	221
Minebea Co. Ltd.	2,000	13
Mitsubishi Chemical Holdings Corp.	10,000	68
Mitsubishi Corp.	10,800	329
Mitsubishi Electric Corp.	16,000	146
Mitsubishi Estate Co. Ltd.	10,000	243
Mitsubishi Gas Chemical Co., Inc.	3,000	22
Mitsubishi Heavy Industries Ltd.	25,000	117
Mitsubishi Logistics Corp. †	1,000	12
Mitsubishi Materials Corp.	9,000	42
Mitsubishi Motors Corp. * †	14,000	22
Mitsubishi Rayon Co. Ltd.	5,000	17
Mitsubishi Tanabe Pharma Corp. *	2,000	23
Mitsubishi UFJ Financial Group, Inc.	70,330	618
Mitsubishi UFJ Lease & Finance Co. Ltd.	290	10
Mitsui & Co. Ltd.	14,000	303
Mitsui Chemicals, Inc.	5,000	35
Mitsui Engineering & Shipbuilding Co. Ltd.	6,000	18
Mitsui Fudosan Co. Ltd.	7,000	142
Mitsui Mining & Smelting Co. Ltd.	4,000	15
Mitsui O.S.K. Lines Ltd.	9,000	117
Mitsui Sumitomo Insurance Co. Ltd.	9,000	95
Mitsukoshi Ltd.	4,000	16
Mitsumi Electric Co. Ltd.	700	22
Mizuho Financial Group, Inc.	74	307
Murata Manufacturing Co. Ltd.	1,700	91
Namco Bandai Holdings, Inc.	1,600	20
NEC Corp.	17,000	73
NEC Electronics Corp. *	300	6
NGK Insulators Ltd.	2,000	45
NGK Spark Plug Co. Ltd. †	1,000	16
Nichirei Corp.	2,000	10
Nidec Corp.	900	59
Nikon Corp.	3,000	84
Nintendo Co. Ltd.	800	397
Nippon Building Fund, Inc.	4	49
Nippon Electric Glass Co. Ltd.	3,000	43
Nippon Express Co. Ltd.	6,000	32
Nippon Kayaku Co. Ltd. †	1,000	6
Nippon Meat Packers, Inc.	1,000	12
Nippon Mining Holdings, Inc.	6,000	35
Nippon Oil Corp.	10,000	68
Nippon Paper Group, Inc.	9	21
Nippon Sheet Glass Co. Ltd.	4,000	19
Nippon Shokubai Co. Ltd.	1,000	7
Nippon Steel Corp.	46,000	242
Nippon Telegraph & Telephone Corp.	42	182
Nippon Yusen Kabushiki Kaisha	9,000	83
Nipponkoa Insurance Co. Ltd.	3,000	24
Nishi-Nippon City Bank (The) Ltd.	7,000	18
Nishimatsu Construction Co. Ltd. †	2,000	5
Nissan Chemical Industries Ltd.	1,000	11
Nissan Motor Co. Ltd.	18,300	166
Nisshin Seifun Group, Inc.	2,000	20
Nisshin Steel Co. Ltd.	6,000	21
Nisshinbo Industries, Inc.	1,000	10
Nissin Food Products Co. Ltd. †	900	30
Nitori Co Ltd.	300	15
Nitto Denko Corp.	1,100	53
NOK Corp.	900	19
Nomura Holdings, Inc.	13,600	213
Nomura Real Estate Holdings, Inc.	600	11
Nomura Real Estate Office Fund, Inc.	3	25
Nomura Research Institute Ltd.	900	26
NSK Ltd.	3,000	26
NTN Corp.	4,000	30
NTT Data Corp.	10	47
NTT DoCoMo, Inc.	129	189

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  8  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Japan - 20.2% – (continued)
NTT Urban Development Corp. †	14	$17
Obayashi Corp.	6,000	29
Obic Co. Ltd.	100	18
Odakyu Electric Railway Co. Ltd. †	4,000	26
OJI Paper Co. Ltd.	6,000	25
Oki Electric Industry Co. Ltd. * †	5,000	9
Okuma Corp.	1,000	10
Okumura Corp. †	2,000	9
Olympus Corp.	2,000	59
Omron Corp.	1,700	38
Onward Holdings Co. Ltd. *	1,000	10
Oracle Corp. Japan †	400	18
Oriental Land Co. Ltd.	400	23
ORIX Corp.	700	104
Osaka Gas Co. Ltd.	16,000	64
OSAKA Titanium Technologies Co. *	100	7
Otsuka Corp. †	200	16
Pioneer Corp. †	1,200	13
Promise Co. Ltd. †	850	28
QP Corp. †	1,400	14
Rakuten, Inc. †	52	25
Resona Holdings, Inc. †	47	76
Ricoh Co. Ltd.	5,000	80
Rohm Co. Ltd.	700	51
Sanken Electric Co. Ltd. †	1,000	6
Sankyo Co. Ltd.	600	32
Santen Pharmaceutical Co. Ltd.	500	13
Sanyo Electric Co. Ltd. *	13,000	27
Sapporo Hokuyo Holdings, Inc.	2	16
Sapporo Holdings Ltd. †	3,000	23
SBI Holdings, Inc.	96	23
Secom Co. Ltd.	1,700	85
Sega Sammy Holdings, Inc. †	1,900	21
Seiko Epson Corp. †	1,000	26
Seino Holdings Co. Ltd.	1,000	7
Sekisui Chemical Co. Ltd.	3,000	21
Sekisui House Ltd.	4,000	41
Seven & I Holdings Co. Ltd.	6,600	164
Sharp Corp.	8,000	146
Shikoku Electric Power Co., Inc.	700	20
Shimachu Co. Ltd.	400	10
Shimamura Co. Ltd.	200	15
Shimano, Inc.	500	21
Shimizu Corp.	5,000	24
Shin-Etsu Chemical Co. Ltd.	3,300	178
Shinko Electric Industries	700	10
Shinko Securities Co. Ltd.	5,000	17
Shinsei Bank Ltd.	7,000	28
Shionogi & Co. Ltd.	2,000	34
Shiseido Co. Ltd.	3,000	69
Shizuoka Bank (The) Ltd.	4,000	42
Showa Denko K.K.	9,000	32
Showa Shell Sekiyu K.K.	1,500	15
SMC Corp. of Japan	400	42
Softbank Corp.	5,600	109
Sojitz Corp.	7,700	29
Sompo Japan Insurance, Inc.	6,000	56
Sony Corp.	8,000	374
Sony Financial Holdings, Inc. *	7	28
Stanley Electric Co. Ltd.	1,000	21
Sumco Corp.	900	20
Sumitomo Chemical Co. Ltd.	13,000	90
Sumitomo Corp.	8,700	125
Sumitomo Electric Industries Ltd.	6,200	92
Sumitomo Heavy Industries Ltd.	5,000	40
Sumitomo Metal Industries Ltd.	33,000	140
Sumitomo Metal Mining Co. Ltd.	4,000	84
Sumitomo Mitsui Financial Group, Inc.	52	374
Sumitomo Osaka Cement Co. Ltd.	3,000	6
Sumitomo Realty & Development Co. Ltd.	3,000	51
Sumitomo Rubber Industries, Inc.	2,200	17
Sumitomo Trust & Banking (The) Co. Ltd.	11,000	74
Suruga Bank Ltd.	1,000	11
Suzuken Co. Ltd.	400	14
Suzuki Motor Corp.	2,000	54
T&D Holdings, Inc.	1,650	84
Taiheiyo Cement Corp.	7,400	17
Taisei Corp.	8,000	21
Taisho Pharmaceutical Co. Ltd.	1,000	20
Taiyo Nippon Sanso Corp.	3,000	27
Taiyo Yuden Co. Ltd.	1,000	11
Takara Holdings, Inc.	1,000	6
Takashimaya Co. Ltd. †	2,000	22
Takeda Pharmaceutical Co. Ltd.	6,900	383

EQUITY PORTFOLIOS  9  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Japan - 20.2% – (continued)
Takefuji Corp.	1,130	$28
TDK Corp.	800	56
Teijin Ltd.	7,000	27
Terumo Corp.	1,300	71
THK Co. Ltd.	900	17
TIS, Inc. †	500	9
Tobu Railway Co. Ltd.	6,000	29
Toho Co. Ltd. of Tokyo	900	21
Tohoku Electric Power Co., Inc.	2,900	67
Tokai Rika Co. Ltd.	400	11
Tokuyama Corp.	2,000	15
Tokyo Broadcasting System, Inc.	500	11
Tokyo Electric Power Co., Inc.	10,000	257
Tokyo Electron Ltd.	1,400	86
Tokyo Gas Co. Ltd.	19,000	85
Tokyo Seimitsu Co. Ltd. †	300	5
Tokyo Steel Manufacturing Co. Ltd.	900	11
Tokyo Tatemono Co. Ltd.	2,000	13
Tokyu Corp.	7,000	40
Tokyu Land Corp.	4,000	27
TonenGeneral Sekiyu K.K. †	3,000	28
Toppan Printing Co. Ltd.	4,000	43
Toray Industries, Inc. †	12,000	74
Toshiba Corp.	23,000	173
Tosoh Corp.	5,000	18
Toto Ltd. †	3,000	25
Toyo Seikan Kaisha Ltd.	1,300	23
Toyo Suisan Kaisha Ltd.	1,000	16
Toyoda Gosei Co. Ltd.	300	11
Toyota Boshoku Corp.	500	17
Toyota Industries Corp.	1,400	53
Toyota Motor Corp.	21,800	1,186
Toyota Tsusho Corp.	1,700	43
Trend Micro, Inc.	1,000	34
Ube Industries Ltd. of Japan	6,000	18
Unicharm Corp.	400	29
UNY Co. Ltd.	2,000	16
Urban Corp.	1,300	8
Ushio, Inc. †	800	17
USS Co. Ltd.	300	18
West Japan Railway Co.	14	64
Yahoo! Japan Corp.	120	53
Yakult Honsha Co. Ltd. †	1,100	31
Yamada Denki Co. Ltd.	590	52
Yamaha Corp.	1,200	24
Yamaha Motor Co. Ltd.	1,300	26
Yamato Holdings Co. Ltd.	3,000	44
Yamato Kogyo Co. Ltd.	300	13
Yaskawa Electric Corp.	2,000	22
Yokogawa Electric Corp. †	2,000	21
Zeon Corp.	1,000	5

		20,856

Malaysia - 0.0%
Promet BHD *	4,000	—

Netherlands - 4.5%
Aegon N.V.	11,449	171
Akzo Nobel N.V.	2,137	157
ASML Holding N.V. *	3,242	78
Corio N.V.	389	36
Corporate Express †	1,042	12
European Aeronautic Defence & Space Co. †	2,694	71
Fugro N.V. CVA	398	30
Heineken Holding N.V.	496	25
Heineken N.V.	1,916	108
ING Groep N.V. CVA	15,213	507
James Hardie Industries N.V. CDI †	4,100	23
Koninklijke Ahold N.V. *	9,972	131
Koninklijke DSM N.V.	1,165	51
Koninklijke Philips Electronics N.V.	9,001	352
OCE N.V. †	699	13
Qiagen N.V. * †	899	20
Randstad Holdings N.V. †	415	16
Reed Elsevier N.V.	4,908	91
Royal Dutch Shell PLC, Class A (London Exchange)	28,740	1,029
Royal Dutch Shell PLC, Class B (London Exchange)	22,300	785
Royal KPN N.V.	15,130	286
SBM Offshore N.V.	1,118	36
TNT N.V.	3,172	125
TomTom N.V. * †	464	22
Unilever N.V. CVA	13,489	418
Vedior N.V. CVA	1,362	34
Wereldhave N.V.	71	9

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  10  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Netherlands - 4.5% – (continued)
Wolters Kluwer N.V.	2,365	$61

		4,697

New Zealand - 0.1%
Auckland International Airport Ltd. †	7,776	15
Contact Energy Ltd.	1,976	12
Fisher & Paykel Appliances Holdings Ltd.	1,920	4
Fisher & Paykel Healthcare Corp. †	3,220	7
Fletcher Building Ltd.	3,959	30
Kiwi Income Property Trust	8,549	8
Sky City Entertainment Group Ltd.	4,302	14
Sky Network Television Ltd.	1,774	7
Telecom Corp. of New Zealand Ltd. †	12,308	38
Vector Ltd.	1,259	2

		137

Norway - 1.0%
Aker Kvaerner ASA †	1,300	31
DnB NOR ASA	5,900	86
DNO ASA * †	5,600	7
Frontline Ltd. †	300	14
Norsk Hydro ASA	4,850	69
Ocean RIG ASA * †	1,350	10
Orkla ASA †	6,400	80
Petroleum Geo-Services ASA * †	1,350	33
ProSafe S.E. †	1,450	25
Renewable Energy Corp. A/S * †	1,200	29
Schibsted ASA †	150	5
SeaDrill Ltd. * †	2,000	51
StatoilHydro ASA	10,028	307
Storebrand ASA †	3,267	25
Tandberg ASA †	500	8
Telenor ASA *	6,500	133
TGS Nopec Geophysical Co ASA * †	700	10
Tomra Systems ASA †	1,500	10
Yara International ASA	1,510	84

		1,017

Portugal - 0.3%
Banco BPI S.A. (Registered) †	2,378	11
Banco Comercial Portugues S.A. (Registered) †	12,377	36
Banco Espirito Santo S.A. (Registered)	1,789	32
Brisa-Auto Estradas de Portugal S.A.	2,056	31
CIMPOR-Cimentos de Portugal, SGPS,S.A. †	1,382	12
Energias de Portugal S.A.	15,913	93
Jeronimo Martins SGPS S.A.	647	5
Portugal Telecom, SGPS, S.A. (Registered)	6,268	80
Sonae Industria SGPS S.A. *	604	4
Sonae SGPS S.A.	8,900	16
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. *	1,613	20

		340

Singapore - 1.0%
Allgreen Properties Ltd.	6,000	5
Ascendas Real Estate Investment Trust	10,000	16
CapitaCommercial Trust	10,000	15
CapitaLand Ltd. †	12,500	55
CapitaMall Trust	8,000	18
City Developments Ltd.	3,000	25
ComfortDelgro Corp. Ltd.	15,000	17
Cosco Corp. Singapore Ltd.	6,000	17
DBS Group Holdings Ltd.	9,198	112
Fraser and Neave Ltd.	5,650	19
Haw Par Corp. Ltd.	711	3
Jardine Cycle & Carriage Ltd.	1,421	21
Keppel Corp. Ltd.	9,500	72
Keppel Land Ltd. †	3,000	13
Neptune Orient Lines Ltd.	3,370	7
Olam International Ltd. †	6,000	11
Oversea-Chinese Banking Corp.	19,152	104
Parkway Holdings Ltd. †	5,250	11
SembCorp Industries Ltd.	7,044	24
SembCorp Marine Ltd.	8,400	22
Singapore Airlines Ltd.	4,667	51
Singapore Exchange Ltd.	5,000	29
Singapore Land Ltd.	1,000	5
Singapore Post Ltd.	13,000	10
Singapore Press Holdings Ltd.	10,295	32
Singapore Technologies Engineering Ltd.	9,000	22
Singapore Telecommunications Ltd.	63,325	171
SMRT Corp. Ltd.	5,000	6
United Overseas Bank Ltd.	10,392	132
UOL Group Ltd.	3,039	8
Venture Corp. Ltd.	2,000	14
Wilmar International Ltd. *	3,000	9
Wing Tai Holdings Ltd.	3,850	6

		1,082

EQUITY PORTFOLIOS  11  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Spain - 4.0%
Abertis Infraestructuras S.A.	1,750	$55
Acciona S.A.	196	50
Acerinox S.A.	1,238	31
ACS Actividades Cons y Serv	1,654	84
Antena 3 de Television S.A.	996	14
Banco Bilbao Vizcaya Argentaria S.A.	30,157	624
Banco de Sabadell S.A.	3,356	31
Banco Popular Espanol S.A. †	6,631	103
Banco Santander S.A.	50,302	900
Bankinter S.A. *	1,219	18
Cintra Concesiones de Infraestructuras de
Transporte S.A.	1,485	24
Criteria Caixacorp S.A.	6,009	41
Enagas	1,313	39
Fomento de Construcciones y Contratas S.A.	363	22
Gamesa Corp. Tecnologica S.A.	1,354	55
Gas Natural SDG S.A.	925	56
Gestevision Telecinco S.A. †	785	17
Grupo Ferrovial S.A. †	502	33
Iberdrola Renovables * †	7,275	45
Iberdrola S.A.	28,147	406
Iberia (Lineas Aereas de Espana)	3,800	14
Inditex S.A. †	1,702	87
Indra Sistemas S.A.	913	25
Mapfre S.A.	4,704	21
Promotora de Informaciones S.A. (Prisa)	600	8
Red Electrica de Espana	742	46
Repsol YPF S.A. †	6,265	216
Sacyr Vallehermoso S.A. †	585	18
Sogecable S.A. *	347	15
Telefonica S.A.	34,550	1,001
Union Fenosa S.A.	848	56
Zardoya Otis S.A.	917	23
Zeltia S.A. †	1,325	9

		4,187

Sweden - 2.3%
Alfa Laval AB	700	38
Assa Abloy AB, Class B †	2,800	50
Atlas Copco AB, Class A	4,600	72
Atlas Copco AB, Class B	3,300	47
Billerud AB †	500	6
Boliden AB †	2,300	26
Castellum AB	900	11
Electrolux AB, Class B	2,023	32
Elekta AB, Class B	600	11
Eniro AB †	1,300	10
Fabege AB	1,000	11
Getinge AB, Class B †	1,300	33
Hennes & Mauritz AB, Class B †	3,740	210
Hoganas AB, Class B †	200	4
Holmen AB, Class B †	400	14
Husqvarna AB, Class B †	1,823	20
Investor AB, Class B	1,800	38
Kungsleden AB †	1,100	13
Lundin Petroleum AB * †	1,800	23
Millicom International Cellular S.A. SDR *	200	22
Modern Times Group AB, Class B	300	20
Nobia AB †	1,200	10
Nordea Bank AB	17,000	256
Oriflame Cosmetics S.A. SDR	100	6
Sandvik AB	7,846	133
Scania AB, Class B	2,900	70
Securitas AB, Class B †	2,490	30
Securitas Systems AB, Class B †	3,400	9
Skandinaviska Enskilda Banken AB, Class A	3,750	93
Skanska AB, Class B	2,600	50
SKF AB, Class B	2,744	50
Ssab Svenskt Stal AB, Class A	1,537	43
Ssab Svenskt Stal AB, Class B	675	17
Svenska Cellulosa AB, Class B	3,400	56
Svenska Handelsbanken AB, Class A	3,725	104
Swedbank AB, Class A	1,500	41
Swedish Match AB	2,200	51
Tele2 AB, Class B	2,400	42
Telefonaktiebolaget LM Ericsson, Class B	118,940	256
TeliaSonera AB	17,646	141
Trelleborg AB, Class B †	600	11
Volvo AB, Class A	3,200	47
Volvo AB, Class B	8,900	132

		2,359

Switzerland - 7.3%
ABB Ltd. (Registered)	17,678	440
Actelion Ltd. (Registered) * †	845	44
Adecco S.A. (Registered)	1,050	55

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  12  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
Switzerland - 7.3% – (continued)
Ciba Specialty Chemicals A.G. (Registered)	563	$22
Compagnie Financiere Richemont S.A ., Class A (Bearer)	4,079	235
Credit Suisse Group (Registered)	8,249	405
EFG International (Registered)	365	12
Geberit A.G. (Registered)	314	46
Givaudan S.A. (Registered)	52	52
Holcim Ltd. (Registered)	1,633	166
Julius Baer Holding A.G. (Registered)	727	54
Kudelski S.A. (Bearer) †	300	4
Kuehne & Nagel International A.G. (Registered)	429	42
Kuoni Reisen Holding A.G. (Registered)	27	13
Lindt & Spruengli A.G.	7	23
Logitech International S.A. (Registered) *	1,307	33
Lonza Group A.G. (Registered)	361	48
Nestle S.A. (Registered)	3,159	1,508
Nobel Biocare Holding A.G. (Bearer)	189	46
Novartis A.G. (Registered)	18,667	916
OC Oerlikon Corp. A.G. (Registered) * †	44	14
Pargesa Holding S.A. (Bearer)	109	11
PSP Swiss Property A.G. (Registered) *	240	15
Rieter Holding A.G. (Registered)	15	6
Roche Holding A.G. (Genusschein)	5,641	1,106
Schindler Holding A.G.	500	34
SGS Societe Generale de Surveillance Holdings S.A. (Registered)	37	50
Sonova Holding A.G. (Registered) *	370	35
STMicroelectronics N.V.	5,506	66
Straumann Holding A.G. (Registered) †	71	21
Sulzer A.G. (Registered)	23	26
Swatch Group A.G. (Bearer)	217	63
Swatch Group A.G. (Registered)	500	29
Swiss Life Holding (Registered) *	269	67
Swiss Reinsurance (Registered)	2,744	220
Swisscom A.G. (Registered)	180	68
Syngenta A.G. (Registered)	816	234
Synthes, Inc.	472	66
UBS A.G. (Registered)	16,620	544
Xstrata PLC	5,131	403
Zurich Financial Services A.G. (Registered)	1,143	358

		7,600

United Kingdom - 19.0%
3i Group PLC	3,116	51
Acergy S.A. †	1,550	33
Aggreko PLC	880	10
Alliance & Leicester PLC †	1,337	15
Amec PLC	2,290	35
Anglo American PLC	10,696	678
Antofagasta PLC	1,416	23
ARM Holdings PLC	9,019	16
Arriva PLC	680	9
Associated British Foods PLC	1,330	22
AstraZeneca PLC	11,613	436
Aviva PLC	20,811	251
BAE Systems PLC	27,963	266
Balfour Beatty PLC	3,424	30
Barclays PLC	53,829	506
Barratt Developments PLC	2,331	19
BBA Aviation PLC	1,413	5
Berkeley Group Holdings PLC *	673	14
BG Group PLC	26,859	633
BHP Billiton PLC	18,281	590
Biffa PLC	1,199	8
Bovis Homes Group PLC	912	11
BP PLC	152,695	1,653
British Airways PLC *	4,579	23
British American Tobacco PLC	12,128	454
British Energy Group PLC	7,058	79
British Land Co. PLC	4,033	76
British Sky Broadcasting Group PLC	9,381	105
Brixton PLC	1,881	12
BT Group PLC	65,423	292
Bunzl PLC	2,699	37
Burberry Group PLC	3,503	29
Cadbury Schweppes PLC	17,336	193
Capita Group PLC	4,104	53
Carnival PLC	1,155	46
Carphone Warehouse Group PLC †	2,631	16
Cattles PLC	2,885	13
Centrica PLC	30,265	193
Charter PLC *	1,076	18
Close Brothers Group PLC	454	6
Cobham PLC	8,998	32
Compass Group PLC	16,058	104
Cookson Group PLC	1,348	16

EQUITY PORTFOLIOS  13  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
United Kingdom - 19.0% – (continued)
CSR PLC *	824	$5
Daily Mail & General Trust, Class A	2,356	22
Davis Service Group PLC	583	6
De La Rue PLC	949	17
Diageo PLC	20,905	427
DSG International PLC	14,653	18
Electrocomponents PLC	3,462	12
Emap PLC †	1,479	27
Enterprise Inns PLC	4,433	36
Eurasian Natural Resources Corp. *	2,351	48
FirstGroup PLC	3,458	40
FKI PLC	5,000	7
Friends Provident PLC	14,461	38
G4S PLC	9,162	40
Galiform PLC *	5,000	8
GKN PLC	4,829	25
GlaxoSmithKline PLC	44,642	979
Great Portland Estates PLC	1,440	14
Hammerson PLC	2,268	49
Hays PLC	11,572	25
HBOS PLC	29,096	345
Home Retail Group	6,978	36
HSBC Holdings PLC	95,346	1,442
ICAP PLC	4,115	51
IMI PLC	2,680	21
Imperial Tobacco Group PLC	5,430	252
Inchcape PLC	4,209	33
Intercontinental Hotels Group PLC	2,369	36
International Power PLC	12,321	93
Intertek Group PLC	695	12
Invensys PLC *	6,332	32
Investec PLC	3,130	23
ITV PLC	30,930	41
Johnson Matthey PLC	1,769	68
Kazakhmys PLC	756	23
Kesa Electricals PLC	4,212	18
Kingfisher PLC	18,595	48
Ladbrokes PLC	5,001	30
Land Securities Group PLC	3,527	110
Legal & General Group PLC	52,703	130
Liberty International PLC	2,020	38
Lloyds TSB Group PLC	43,945	391
LogicaCMG PLC	12,216	22
London Stock Exchange Group PLC †	1,256	34
Lonmin PLC	626	41
Man Group PLC	13,381	146
Marks & Spencer Group PLC	12,873	103
Meggitt PLC	5,205	29
Misys PLC	1,725	5
Mondi PLC	2,517	19
Morrison WM Supermarkets PLC	8,279	48
National Express Group PLC	1,160	26
National Grid PLC	20,259	294
Next PLC	1,446	37
Old Mutual PLC	39,629	98
Pearson PLC	6,696	88
Persimmon PLC †	2,261	33
Premier Farnell PLC	2,679	8
Prudential PLC	19,002	227
Punch Taverns PLC	1,823	23
Rank Group PLC	5,189	9
Reckitt Benckiser Group PLC	4,678	253
Reed Elsevier PLC	8,467	106
Rentokil Initial PLC	14,430	24
Reuters Group PLC	10,320	122
Rexam PLC	5,105	44
Rio Tinto PLC	8,053	903
Rolls-Royce Group PLC *	13,852	119
Royal Bank of Scotland Group PLC	79,425	599
SABMiller PLC	7,270	151
Sage Group (The) PLC	10,344	40
Sainsbury (J.) PLC	10,745	75
Schroders PLC	1,130	21
Scottish & Newcastle PLC	6,173	97
Scottish & Southern Energy PLC	6,964	204
Segro PLC	3,465	35
Serco Group PLC	3,793	33
Severn Trent PLC	1,854	52
Shire PLC	2,324	45
Signet Group PLC	13,592	16
Smith & Nephew PLC	6,254	81
Smiths Group PLC	2,648	52
SSL International PLC	653	6
Stagecoach Group PLC	4,592	23

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  14  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% – CONTINUED
United Kingdom - 19.0% – (continued)
Standard Chartered PLC	5,801	$191
Standard Life PLC	14,899	64
Stolt-Nielsen S.A.	300	7
Tate & Lyle PLC	3,315	34
Taylor Wimpey PLC	7,715	26
Tesco PLC	62,542	494
Thomas Cook Group PLC *	3,346	20
Tomkins PLC	6,808	23
Travis Perkins PLC	1,103	24
Trinity Mirror PLC	1,005	6
TUI Travel PLC *	3,878	21
Tullet Prebon PLC	1,424	14
Tullow Oil PLC	4,928	61
Unilever PLC	10,164	321
United Business Media PLC	2,010	21
United Utilities PLC	7,242	99
Vedanta Resources PLC	530	23
Vodafone Group PLC	428,141	1,375
Whitbread PLC	1,567	39
William Hill PLC	2,807	21
Wolseley PLC	4,532	55
WPP Group PLC	8,683	102
Yell Group PLC	6,198	27

		19,686

Total Common Stocks (Cost $102,380) (1)		99,748

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Fresenius SE	328	27
Henkel KGaA	1,445	64
Porsche A.G.	68	116
ProSieben SAT.1 Media A.G.	653	14
RWE A.G.	267	27
Volkswagen A.G.	841	117

		365

Italy - 0.0%
Istituto Finanziario Industriale S.p.A. *	503	14
Unipol S.p.A.	6,166	16

		30

Total Preferred Stocks (Cost $347) (1)		395

INVESTMENT COMPANY - 7.9%
Northern Institutional Funds -
Liquid Assets Portfolio (2) (3)	8,188,246	8,188

Total Investment Company (Cost $8,188)		8,188

RIGHTS - 0.0%
France - 0.0%
Societe Generale *	2,940	25

Italy - 0.0%
Banca Carige SpA *	9	—
Sweden - 0.0%
Getinge AB * †	1,300	1

Total Rights (Cost $-) (1)		26

WARRANTS - 0.0%
Japan - 0.0%
Dowa Mining Exp. 1/29/10, Strike 1.00 Yen *	2,000	—

Total Warrants (Cost $-) (1)		—

EQUITY PORTFOLIOS  15  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 2.4%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$2,510,000	$2,510

Total Short-Term Investment (Cost $2,510)		2,510

Total Investments - 107.1% (Cost $113,425)		110,867
Liabilities less Other Assets - (7.1)%		(7,351)

NET ASSETS - 100.0%		$103,516

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.

(2)	Investment in affiliated Portfolio

(3)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 29, 2008, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
DJ Euro Stoxx- 50 (Euro)	29	$1,639	Long	3/08	$(38)
FTSE 100 Index (British Pound)	7	812	Long	3/08	(7)
Hang Seng Index (Hong Kong Dollar)	1	156	Long	3/08	4
SPI 200 (Australian Dollar)	2	259	Long	3/08	(3)
TOPIX Index (Japanese Yen)	4	508	Long	3/08	(10)

Total					$(54)

At February 29, 2008, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	8.5
Energy	8.0
Financials	25.4
Health Care	6.6
Industrials	12.3
Information Technology	5.5
Materials	10.9
Telecommunication Services	6.0
Utilities	6.0

Total	100.0%

At February 29, 2008, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	PERCENTAGE
Euro	35.7%
British Pound	22.0
Japanese Yen	20.8
Swiss Franc	7.1
Australian Dollar	6.6
All other currencies less than 5%	7.8

Total	100.0%

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  16  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2008 (UNAUDITED)

INTERNATIONAL EQUITY INDEX PORTFOLIO

At February 29, 2008, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	80	Australian Dollar	86	3/4/08	$—
U.S. Dollar	200	British Pound	101	3/4/08	—
U.S. Dollar	400	Euro	263	3/4/08	—
U.S. Dollar	40	Hong Kong Dollar	311	3/4/08	—
U.S. Dollar	350	Japanese Yen	36,437	3/4/08	—
U.S. Dollar	100	Swiss Franc	104	3/4/08	—
Australian Dollar	569	U.S. Dollar	500	3/19/08	(29)
British Pound	283	U.S. Dollar	560	3/19/08	(2)
British Pound	151	U.S. Dollar	300	3/19/08	—
British Pound	151	U.S. Dollar	300	3/19/08	—
Euro	1,106	U.S. Dollar	1,650	3/19/08	(29)
Euro	1,393	U.S. Dollar	2,000	3/19/08	(115)
Japanese Yen	143,571	U.S. Dollar	1,310	3/19/08	(73)
U.S. Dollar	167	Australian Dollar	194	3/19/08	13
U.S. Dollar	250	Australian Dollar	281	3/19/08	12
U.S. Dollar	720	British Pound	357	3/19/08	(12)
U.S. Dollar	910	British Pound	461	3/19/08	5
U.S. Dollar	2,466	Euro	1,704	3/19/08	122
U.S. Dollar	1720	Euro	1,166	3/19/08	51
U.S. Dollar	70	Hong Kong Dollar	544	3/19/08	—
U.S. Dollar	1,171	Japanese Yen	130,680	3/19/08	88
U.S. Dollar	390	Japanese Yen	41,340	3/19/08	8

Total					$39

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$113,425

Gross tax appreciation of investments	$7,716
Gross tax depreciation of investments	(10,274)

Net tax depreciation of investments	$(2,558)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$8,238	$(54)
Level 2	102,628	39
Level 3	1	—

Total	$110,867	$(15)

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS  17  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 11/30/07	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	1	—
Net Purchases (Sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 2/29/08	$1	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  18  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%
Advertising - 0.7%
Greenfield Online, Inc. *	836	$11

Aerospace/Defense - 4.8%
Aerovironment, Inc. * †	580	12
Curtiss-Wright Corp. †	410	17
Kaman Corp.	555	14
Orbital Sciences Corp. *	750	16
Teledyne Technologies, Inc. *	295	13
TransDigm Group, Inc. *	195	8

		80

Apparel - 1.2%
Warnaco Group (The), Inc. * †	520	20

Beverages - 0.5%
Hansen Natural Corp. * †	220	9

Biotechnology - 0.6%
RTI Biologics, Inc. *	1,201	10

Chemicals - 1.6%
CF Industries Holdings, Inc. †	100	12
Terra Industries, Inc. * †	305	14

		26

Commercial Services - 10.2%
Bankrate, Inc. * †	185	8
Chemed Corp. †	300	14
DeVry, Inc. †	270	12
FTI Consulting, Inc. *	375	24
Healthcare Services Group †	830	16
HMS Holdings Corp. * †	272	7
Icon PLC ADR *	136	9
Interactive Data Corp. †	600	18
Korn/Ferry International * †	885	15
Landauer, Inc.	174	8
Net 1 UEPS Technologies, Inc. *	547	16
SAIC, Inc. * †	581	11
Strayer Education, Inc.	75	12

		170

Computers - 4.0%
Henry (Jack) & Associates, Inc. †	580	14
IHS, Inc., Class A *	265	16
Micros Systems, Inc. *	410	13
Synaptics, Inc. * †	498	14
Synopsys, Inc. *	444	10

		67

Cosmetics/Personal Care - 1.3%
Chattem, Inc. * †	265	21

Distribution/Wholesale - 1.0%
LKQ Corp. *	740	16

Diversified Financial Services - 1.9%
GFI Group, Inc. *	210	16
World Acceptance Corp. * †	475	15

		31

Electrical Components & Equipment - 0.8%
General Cable Corp. * †	215	13

Electronics - 3.1%
Flir Systems, Inc. *	327	9
Mettler-Toledo International, Inc. *	97	10
Rofin-Sinar Technologies, Inc. *	418	16
Varian, Inc. * †	315	17

		52

Engineering & Construction - 0.8%
URS Corp. * †	325	13

Entertainment - 1.0%
Bally Technologies, Inc. * †	450	17

Environmental Control - 1.7%
Calgon Carbon Corp. * †	635	10
Waste Connections, Inc. *	610	19

		29

Food - 1.8%
Flowers Foods, Inc. †	965	22
Hain Celestial Group, Inc. * †	310	8

		30

Healthcare - Products - 3.7%
Hologic, Inc. * †	328	20
IDEXX Laboratories, Inc. * †	147	8
Immucor, Inc. *	613	18
Meridian Bioscience, Inc. †	229	8
NuVasive, Inc. * †	200	8

		62

Healthcare - Services - 2.3%
Amedisys, Inc. * †	329	14
Pediatrix Medical Group, Inc. * †	128	8
Sunrise Senior Living, Inc. * †	573	16

		38

Household Products/Wares - 3.1%
Church & Dwight, Inc. †	230	12

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% – CONTINUED
Household Products/Wares - 3.1% – (continued)
Fossil, Inc. *	575	$18
Tupperware Brands Corp. †	590	22

		52

Insurance - 1.8%
American Equity Investment Life Holding Co. †	1,755	17
Delphi Financial Group, Inc., Class A †	445	13

		30

Internet - 4.1%
Digital River, Inc. * †	280	9
NIC, Inc.	1,353	8
Priceline.com, Inc. * †	230	26
ValueClick, Inc. * †	741	15
Vasco Data Security International, Inc. *	897	10

		68

Iron/Steel - 1.1%
Carpenter Technology Corp.	155	10
Cleveland-Cliffs, Inc. †	80	9

		19

Leisure Time - 1.1%
WMS Industries, Inc. * †	475	18

Machinery - Diversified - 2.0%
Kadant, Inc. *	530	13
Middleby Corp. * †	310	21

		34

Metal Fabrication/Hardware - 1.0%
Kaydon Corp. †	405	17

Mining - 0.7%
Century Aluminum Co. * †	175	12

Miscellaneous Manufacturing - 1.0%
Acuity Brands, Inc. †	375	17

Oil & Gas - 5.4%
Atwood Oceanics, Inc. * †	220	20
Berry Petroleum Co., Class A †	425	17
Penn Virginia Corp. †	435	19
Petroquest Energy, Inc. * †	1,100	17
Whiting Petroleum Corp. * †	270	17

		90

Oil & Gas Services - 2.6%
Cal Dive International, Inc. * †	1,415	15
Core Laboratories N.V. * †	125	15
NATCO Group, Inc., Class A * †	285	14

		44

Pharmaceuticals - 7.4%
Alnylam Pharmaceuticals, Inc. *	270	8
BioMarin Pharmaceutical, Inc. * †	550	21
Cubist Pharmaceuticals, Inc. * †	414	7
Cypress Bioscience, Inc. * †	1,715	14
Isis Pharmaceuticals, Inc. * †	761	11
KV Pharmaceutical Co., Class A * †	600	15
OSI Pharmaceuticals, Inc. *	355	13
Perrigo Co. †	258	8
Sciele Pharma, Inc. * †	760	16
United Therapeutics Corp. *	131	11

		124

Real Estate Investment Trusts - 3.5%
Acadia Realty Trust †	385	9
Alexandria Real Estate Equities, Inc. †	130	12
Digital Realty Trust, Inc. †	330	12
Nationwide Health Properties, Inc. †	470	14
Tanger Factory Outlet Centers, Inc. †	310	11

		58

Retail - 4.1%
Aeropostale, Inc. *	755	20
Burger King Holdings, Inc.	470	12
Gymboree Corp. *	300	12
Jos. A. Bank Clothiers, Inc. * †	480	11
Ulta Salon Cosmetics & Fragrance, Inc. * †	925	13

		68

Semiconductors - 2.9%
MKS Instruments, Inc. *	499	10
Power Integrations, Inc. *	502	13
Silicon Laboratories, Inc. *	427	13
Tessera Technologies, Inc. * †	139	3
Verigy Ltd. *	430	9

		48

Software - 6.6%
Ansys, Inc. * †	247	9
Blackboard, Inc. * †	434	12
Eclipsys Corp. * †	307	7
Epicor Software Corp. * †	1,115	12
Interactive Intelligence, Inc. * †	792	11

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8% – CONTINUED
Software - 6.6% – (continued)
Omnicell, Inc. *	883	$17
Phase Forward, Inc. * †	825	13
Quest Software, Inc. * †	861	12
Taleo Corp., Class A * †	498	10
Tyler Technologies, Inc. * †	529	8

		111

Telecommunications - 2.7%
Anixter International, Inc. * †	325	21
Comtech Telecommunications Corp. * †	318	14
NTELOS Holdings Corp.	440	10

		45

Transportation - 0.7%
Landstar System, Inc. †	260	12

Total Common Stocks (Cost $1,559)		1,582

INVESTMENT COMPANY - 51.4%
Northern Institutional Portfolios -
Liquid Assets Portfolio (1) (2)	858,508	858

Total Investment Company (Cost $858)		858

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 5.9%
Calyon, Grand Cayman,
Eurodollar Time Deposit,
3.25%, 3/3/08	$99	99

Total Short-Term Investment (Cost $99)		99

Total Investments - 152.1% (Cost $2,516)		2,539
Liabilities less Other Assets - (52.1)%		(870)

NET ASSETS - 100.0%		$1,669

(1)	Investment in affiliated Portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,516

Gross tax appreciation of investments	$118
Gross tax depreciation of investments	(95)

Net tax appreciation of investments	$23

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Company Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINACIAL INSTRUMENTS* (000S)
Level 1	$2,440	$—
Level 2	99	—
Level 3	—	—

Total	$2,539	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Advertising - 0.2%
Gaiam, Inc., Class A * †	1,000	$21
Greenfield Online, Inc. * †	1,200	16
inVentiv Health, Inc. * †	1,895	60
Marchex, Inc., Class B †	1,600	14
ValueVision Media, Inc., Class A * †	1,631	9

		120

Aerospace/Defense - 1.1%
AAR Corp. * †	2,243	58
Aerovironment, Inc. * †	471	10
Argon ST, Inc. * †	768	13
Curtiss-Wright Corp. †	2,588	109
Esterline Technologies Corp. *	1,783	93
GenCorp, Inc. * †	3,276	34
Heico Corp. †	1,547	68
Innovative Solutions & Support, Inc. * †	767	7
Kaman Corp. †	1,490	36
Moog, Inc., Class A *	2,285	94
MTC Technologies, Inc. * †	604	14
Orbital Sciences Corp. *	3,577	77
Teledyne Technologies, Inc. *	2,116	94
TransDigm Group, Inc. * †	604	23
Triumph Group, Inc. †	1,001	57

		787

Agriculture - 0.3%
Alico, Inc. †	192	8
Alliance One International, Inc. * †	5,578	27
Andersons (The), Inc. †	900	42
Cadiz, Inc. * †	700	10
Maui Land & Pineapple Co., Inc. * †	252	7
Tejon Ranch Co. * †	601	21
Universal Corp. of Virginia †	1,575	90
Vector Group Ltd. †	1,878	34

		239

Airlines - 0.4%
Airtran Holdings, Inc. * †	5,512	40
Alaska Air Group, Inc. * †	2,231	55
Allegiant Travel Co. * †	300	8
ExpressJet Holdings, Inc. * †	2,927	7
JetBlue Airways Corp. * †	10,700	58
Pinnacle Airlines Corp. * †	1,100	12
Republic Airways Holdings, Inc. *	2,000	39
Skywest, Inc. †	3,624	80

		299

Apparel - 1.0%
Carter’s, Inc. *	3,500	54
Cherokee, Inc. †	423	14
Deckers Outdoor Corp. * †	754	83
G-III Apparel Group Ltd. * †	800	11
Heelys, Inc. *	300	2
Iconix Brand Group, Inc. * †	3,054	64
K-Swiss, Inc., Class A †	1,514	22
Maidenform Brands, Inc. * †	1,300	16
Oxford Industries, Inc.	798	17
Perry Ellis International, Inc. * †	704	14
Quiksilver, Inc. *	7,400	67
Skechers U.S.A., Inc., Class A *	1,231	26
Steven Madden Ltd. * †	1,200	20
Timberland (The) Co., Class A * †	2,800	42
True Religion Apparel, Inc. * †	800	16
Volcom, Inc. *	830	16
Warnaco Group (The), Inc. *	2,721	102
Weyco Group, Inc. †	404	11
Wolverine World Wide, Inc.	3,262	86

		683

Auto Manufacturers - 0.0%
Force Protection, Inc. * †	4,100	17
Wabash National Corp. †	1,735	13

		30

Auto Parts & Equipment - 1.0%
Accuride Corp. * †	1,200	9
Aftermarket Technology Corp. * †	1,268	24
American Axle & Manufacturing Holdings, Inc. †	2,700	53
Amerigon, Inc. *	1,300	24
ArvinMeritor, Inc. †	4,300	49
Commercial Vehicle Group, Inc. * †	1,200	11
Cooper Tire & Rubber Co. †	3,641	66
Exide Technologies * †	4,400	45
Hayes Lemmerz International, Inc. * †	5,800	18
Lear Corp. * †	4,512	124
Miller Industries, Inc. of Tennessee * †	600	7
Modine Manufacturing Co. †	1,837	23
Noble International Ltd. †	650	7
Spartan Motors, Inc. †	1,900	15

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Auto Parts & Equipment - 1.0% – (continued)
Standard Motor Products, Inc. †	900	$7
Superior Industries International, Inc. †	1,334	23
Tenneco, Inc. *	2,792	70
Titan International, Inc. †	1,466	50
Visteon Corp. * †	7,825	27

		652

Banks - 5.6%
1st Source Corp. †	755	13
Amcore Financial, Inc. †	1,241	24
AmericanWest Bancorp †	931	8
Ameris Bancorp †	794	11
Bancfirst Corp. †	418	18
Banco Latinoamericano de Exportaciones S.A., Class E	1,600	22
Bancorp, Inc. of Delaware * †	672	8
Bank Mutual Corp.	3,059	33
Bank of the Ozarks, Inc. †	708	17
Banner Corp. †	897	19
Boston Private Financial Holdings, Inc. †	2,282	31
Capital City Bank Group, Inc. †	737	20
Capital Corp. of the West †	556	8
Capitol Bancorp Ltd. †	862	16
Cascade Bancorp †	1,308	13
Cass Information Systems, Inc. †	440	12
Cathay General Bancorp †	3,109	68
Centennial Bank Holdings, Inc. * †	2,900	17
Center Financial Corp. †	540	5
Central Pacific Financial Corp. †	1,797	33
Chemical Financial Corp. †	1,410	31
Citizens Republic Bancorp, Inc. †	4,604	51
City Holding Co. †	1,053	39
CityBank Lynwood of Washington †	847	16
CoBiz Financial, Inc. †	1,006	12
Columbia Banking System, Inc.	971	22
Community Bancorp of Nevada * †	600	7
Community Bank System, Inc. †	1,726	38
Community Trust Bancorp, Inc.	845	23
Corus Bankshares, Inc. †	2,344	24
CVB Financial Corp. †	4,049	37
Enterprise Financial Services Corp. †	600	12
First Bancorp of North Carolina †	672	12
First BanCorp of Puerto Rico †	5,500	50
First Busey Corp., Class A †	1,483	28
First Charter Corp. †	2,062	50
First Commonwealth Financial Corp. †	4,480	47
First Community Bancorp, Inc. of California †	1,547	44
First Community Bancshares, Inc. of Virginia †	599	19
First Financial Bancorp †	1,900	22
First Financial Bankshares, Inc. †	1,234	47
First Financial Corp. of Indiana †	766	20
First Merchants Corp.	1,038	28
First Midwest Bancorp, Inc. of Illinois †	3,000	78
First Regional Bancorp of California * †	447	7
First South Bancorp, Inc. of North Carolina †	526	10
First State Bancorporation of New Mexico	1,198	14
FirstMerit Corp. †	4,800	90
FNB Corp. of Pennsylvania †	3,600	49
Fremont General Corp. * †	3,900	4
Frontier Financial Corp. †	2,529	38
Glacier Bancorp, Inc. †	3,195	55
Great Southern Bancorp, Inc. †	535	10
Green Bankshares, Inc. †	684	12
Hancock Holding Co. †	1,652	61
Hanmi Financial Corp. †	2,382	18
Harleysville National Corp. †	1,747	23
Heartland Financial USA, Inc. †	710	13
Heritage Commerce Corp. †	762	13
Home Bancshares, Inc. †	708	14
Horizon Financial Corp. †	752	10
IBERIABANK Corp. †	685	30
Imperial Capital Bancorp, Inc.	324	7
Independent Bank Corp. of Massachusetts †	788	21
Independent Bank Corp. of Michigan †	1,307	13
Integra Bank Corp. †	1,176	17
International Bancshares Corp. †	3,020	66
Irwin Financial Corp. †	1,069	8
Lakeland Bancorp, Inc. †	1,147	13
Lakeland Financial Corp. †	708	14
Macatawa Bank Corp. †	926	9
MainSource Financial Group, Inc. †	1,056	14
MB Financial, Inc. †	2,193	63
Midwest Banc Holdings, Inc. †	1,172	12
Nara Bancorp, Inc. †	1,313	14
National Penn Bancshares, Inc. †	4,595	74

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Banks - 5.6% – (continued)
NBT Bancorp, Inc. †	1,897	$36
Northfield Bancorp, Inc. * †	1,132	12
Old National Bancorp of Indiana †	4,015	62
Old Second Bancorp, Inc. †	622	16
Omega Financial Corp. †	683	19
Oriental Financial Group, Inc. †	1,208	25
Pacific Capital Bancorp †	2,815	59
Park National Corp. †	745	45
Peoples Bancorp, Inc. of Ohio †	547	12
Pinnacle Financial Partners, Inc. * †	1,300	30
Preferred Bank of California †	487	9
PrivateBancorp, Inc. †	1,100	33
Prosperity Bancshares, Inc.	2,167	57
Provident Bankshares Corp. †	2,001	26
Renasant Corp. †	1,262	27
Republic Bancorp, Inc. of Kentucky, Class A	514	8
Royal Bancshares of Pennsylvania, Inc., Class A †	263	4
Royal Bank of Canada	239	12
S & T Bancorp, Inc. †	1,463	42
Sandy Spring Bancorp, Inc. †	874	24
Santander BanCorp †	271	3
SCBT Financial Corp. †	572	17
Seacoast Banking Corp. of Florida †	805	8
Security Bank Corp. of Georgia †	872	6
Sierra Bancorp †	464	10
Signature Bank of New York *	1,800	48
Simmons First National Corp., Class A †	876	22
South Financial Group (The), Inc. †	4,400	64
Southside Bancshares, Inc. †	650	14
Southwest Bancorp, Inc. of Oklahoma †	796	13
Sterling Bancorp of New York †	1,070	15
Sterling Bancshares, Inc. of Texas †	4,546	42
Sterling Financial Corp. of Pennsylvania †	1,516	25
Sterling Financial Corp. of Washington †	3,022	45
Suffolk Bancorp	552	17
Sun Bancorp, Inc. of New Jersey * †	909	12
Superior Bancorp * †	2,292	12
Susquehanna Bancshares, Inc. †	5,069	101
SVB Financial Group * †	2,046	93
SY Bancorp, Inc. †	670	15
Taylor Capital Group, Inc. †	341	6
Texas Capital Bancshares, Inc. *	1,300	19
Tompkins Financial Corp. †	390	17
Trico Bancshares †	842	14
Trustco Bank Corp. of New York †	4,378	38
Trustmark Corp. †	3,000	59
UCBH Holdings, Inc. †	5,965	67
UMB Financial Corp. †	1,878	72
Umpqua Holdings Corp. †	3,659	52
Union Bankshares Corp. of Virginia †	691	12
United Bankshares, Inc. †	2,300	60
United Community Banks, Inc. of Georgia †	2,515	36
United Security Bancshares of California †	500	7
Univest Corp. of Pennsylvania †	800	16
Virginia Commerce Bancorp * †	995	10
W. Holding Co., Inc. †	6,200	8
Washington Trust Bancorp, Inc. †	696	16
WesBanco, Inc. †	1,501	35
West Coast Bancorp of Oregon †	925	14
Westamerica Bancorporation †	1,808	86
Western Alliance Bancorp * †	1,000	12
Wilshire Bancorp, Inc. †	1,000	7
Wintrust Financial Corp. †	1,399	47

		3,819

Beverages - 0.3%
Boston Beer Co., Inc., Class A * †	496	18
Central European Distribution Corp. * †	2,046	119
Coca-Cola Bottling Co. Consolidated	365	20
Farmer Bros. Co. †	400	9
Green Mountain Coffee Roasters, Inc. * †	1,000	30
Jones Soda Co. * †	1,500	8
National Beverage Corp. †	520	4
Peet’s Coffee & Tea, Inc. * †	805	19

		227

Biotechnology - 2.6%
Acorda Therapeutics, Inc. * †	1,500	31
Affymax, Inc. * †	200	4
Affymetrix, Inc. *	4,100	79
Alexion Pharmaceuticals, Inc. * †	2,167	131
AMAG Pharmaceuticals, Inc. * †	1,012	44
American Oriental Bioengineering, Inc. * †	3,200	32
Applera Corp. - Celera Group * †	4,748	66
Arena Pharmaceuticals, Inc. * †	4,371	30
Ariad Pharmaceuticals, Inc. * †	3,898	13

EQUITY PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Biotechnology - 2.6% – (continued)
Arqule, Inc. * †	2,200	$10
Bio-Rad Laboratories, Inc., Class A *	1,100	104
BioMimetic Therapeutics, Inc. * †	600	8
Cambrex Corp. †	1,629	14
Cell Genesys, Inc. * †	4,356	10
CryoLife, Inc. *	1,300	12
Cytokinetics, Inc. * †	2,000	7
Encysive Pharmaceuticals, Inc. * †	3,167	7
Enzo Biochem, Inc. *	1,778	17
Enzon Pharmaceuticals, Inc. * †	2,752	24
Exelixis, Inc. * †	6,331	40
Genomic Health, Inc. * †	800	15
GenVec, Inc. * †	3,400	4
Geron Corp. * †	4,315	21
GTX, Inc. * †	1,000	16
Halozyme Therapeutics, Inc. * †	3,800	21
Human Genome Sciences, Inc. * †	8,100	48
Illumina, Inc. * †	3,143	228
Immunomedics, Inc. * †	3,200	8
Incyte Corp. * †	5,040	50
Integra LifeSciences Holdings Corp. * †	1,046	43
InterMune, Inc. * †	1,766	25
Keryx Biopharmaceuticals, Inc. * †	2,549	15
Kosan Biosciences, Inc. * †	2,300	5
Lifecell Corp. * †	2,016	81
Martek Biosciences Corp. * †	1,900	54
Maxygen, Inc. *	1,384	9
Medivation, Inc. * †	1,200	19
Molecular Insight Pharmaceuticals, Inc. * †	300	2
Momenta Pharmaceuticals, Inc. * †	1,400	14
Myriad Genetics, Inc. * †	2,532	94
Nanosphere, Inc. * †	400	4
Nektar Therapeutics * †	5,500	38
Novacea, Inc. * †	300	1
Omrix Biopharmaceuticals, Inc. * †	800	19
Orexigen Therapeutics, Inc. * †	500	7
Protalix BioTherapeutics, Inc. * †	100	—
Regeneron Pharmaceuticals, Inc. * †	3,746	74
RTI Biologics, Inc. *	1,700	15
Savient Pharmaceuticals, Inc. * †	3,148	71
Seattle Genetics, Inc. of Washington * †	3,400	31
SuperGen, Inc. * †	3,041	8
Telik, Inc. * †	2,912	7
Tercica, Inc. * †	1,800	11
Xoma Ltd. * †	7,700	20

		1,761

Building Materials - 0.6%
AAON, Inc. †	820	13
Apogee Enterprises, Inc. †	1,755	27
Builders FirstSource, Inc. * †	900	6
China Architectural Engineering, Inc. * †	300	2
Comfort Systems USA, Inc.	2,400	28
Drew Industries, Inc. * †	1,080	29
Gibraltar Industries, Inc.	1,440	16
Interline Brands, Inc. * †	1,590	28
LSI Industries, Inc.	1,038	14
NCI Building Systems, Inc. *	1,213	37
PGT, Inc. * †	500	2
Simpson Manufacturing Co., Inc. †	2,272	54
Texas Industries, Inc. †	1,642	95
Trex Co., Inc. * †	724	6
U.S. Concrete, Inc. * †	2,000	8
Universal Forest Products, Inc. †	1,006	28

		393

Chemicals - 2.8%
American Vanguard Corp. †	1,100	17
Arch Chemicals, Inc. †	1,416	49
Balchem Corp. †	1,000	20
CF Industries Holdings, Inc.	3,314	404
Ferro Corp.	2,593	42
Fuller (H.B.) Co. †	3,612	82
Georgia Gulf Corp. †	2,064	12
Grace (W.R.) & Co. * †	4,134	88
Hercules, Inc.	6,974	128
Innophos Holdings, Inc. †	1,200	16
Innospec, Inc.	1,360	25
Kronos Worldwide, Inc.	115	2
Landec Corp. * †	1,200	11
Metabolix, Inc. * †	800	13
Minerals Technologies, Inc.	1,106	67
NewMarket Corp. †	875	59
NL Industries, Inc. †	398	4
Olin Corp. †	4,406	85
OM Group, Inc. *	1,734	105

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  4  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Chemicals - 2.8% – (continued)
PolyOne Corp. *	5,456	$35
Rockwood Holdings, Inc. * †	2,166	66
Schulman (A.), Inc. †	1,554	32
Sensient Technologies Corp. †	2,773	75
ShengdaTech, Inc. * †	1,700	18
Spartech Corp. †	1,770	25
Stepan Co.	343	12
Symyx Technologies, Inc. * †	1,930	13
Terra Industries, Inc. *	5,500	249
Tronox, Inc., Class B †	2,400	11
UAP Holding Corp. †	3,100	119
Valhi, Inc. †	400	8
Zep, Inc. †	1,226	19
Zoltek Cos., Inc. * †	1,500	34

		1,945

Coal - 0.5%
Alpha Natural Resources, Inc. *	3,890	158
International Coal Group, Inc. * †	7,600	47
Walter Industries, Inc.	3,100	169

		374

Commercial Services - 6.4%
Aaron Rents, Inc. †	2,735	54
ABM Industries, Inc. †	2,633	52
Administaff, Inc. †	1,398	34
Advance America Cash Advance Centers, Inc. †	3,880	29
Advisory Board (The) Co. *	1,079	60
Albany Molecular Research, Inc. * †	1,389	15
American Public Education, Inc. * †	308	10
AMN Healthcare Services, Inc. * †	2,011	33
Arbitron, Inc. †	1,709	72
Arrowhead Research Corp. * †	2,000	5
Bankrate, Inc. * †	710	30
Barrett Business Services †	400	6
BearingPoint, Inc. * †	12,200	20
Bowne & Co., Inc.	1,557	21
Bright Horizons Family Solutions, Inc. *	1,588	71
Capella Education Co. * †	600	32
Cardtronics, Inc. * †	900	6
CBIZ, Inc. * †	2,721	24
CDI Corp.	764	17
Cenveo, Inc. * †	3,170	48
Chemed Corp.	1,448	69
Clayton Holdings, Inc. * †	600	3
Coinstar, Inc. * †	1,611	47
Consolidated Graphics, Inc. * †	584	31
Corinthian Colleges, Inc. * †	5,200	41
Cornell Cos., Inc. * †	600	12
Corvel Corp. * †	486	15
CoStar Group, Inc. * †	1,095	45
CPI Corp. †	300	5
CRA International, Inc. * †	609	23
Cross Country Healthcare, Inc. *	1,913	21
Deluxe Corp. †	3,100	65
DeVry, Inc. †	3,500	154
Diamond Management & Technology Consultants, Inc. †	1,600	9
Dollar Financial Corp. * †	1,000	22
Dollar Thrifty Automotive Group * †	1,227	18
DynCorp International, Inc., Class A * †	1,500	25
Electro Rent Corp.	970	13
Emergency Medical Services Corp. * †	500	12
Euronet Worldwide, Inc. *	2,690	58
ExlService Holdings, Inc. * †	1,291	28
Exponent, Inc. * †	850	25
First Advantage Corp., Class A * †	432	9
Forrester Research, Inc. *	875	23
FTI Consulting, Inc. * †	2,803	178
Gartner, Inc. * †	4,183	79
Geo Group (The), Inc. * †	3,040	81
Gevity HR, Inc. †	1,352	9
Global Cash Access Holdings, Inc. * †	2,562	13
Great Lakes Dredge & Dock Corp. †	700	4
H&E Equipment Services, Inc. * †	1,000	16
Healthcare Services Group †	2,491	49
Healthspring, Inc. * †	2,900	51
Heartland Payment Systems, Inc. †	1,000	22
Heidrick & Struggles International, Inc. †	1,054	36
HMS Holdings Corp. * †	1,200	33
Hudson Highland Group, Inc. * †	1,449	11
Huron Consulting Group, Inc. *	1,144	61
ICT Group, Inc. * †	500	4
Integrated Electrical Services, Inc. * †	800	14
Interactive Data Corp.	2,200	64
INVESTools, Inc. * †	3,100	36
Jackson Hewitt Tax Service, Inc.	1,800	38

EQUITY PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Commercial Services - 6.4% – (continued)
K12, Inc. *	147	$4
Kelly Services, Inc., Class A †	1,354	26
Kendle International, Inc. * †	700	31
Kenexa Corp. * †	1,515	31
Kforce, Inc. *	1,900	16
Korn/Ferry International * †	2,840	48
Landauer, Inc. †	515	25
LECG Corp. * †	1,400	13
Lincoln Educational Services Corp. *	300	4
Live Nation, Inc. * †	4,400	52
MAXIMUS, Inc. †	1,068	39
McGrath Rentcorp †	1,472	31
Midas, Inc. * †	896	14
Monro Muffler, Inc.	1,028	17
Morningstar, Inc. * †	700	46
MPS Group, Inc. *	6,093	69
Multi-Color Corp. †	450	10
Navigant Consulting, Inc. * †	2,803	46
Net 1 UEPS Technologies, Inc. * †	2,500	73
Odyssey Marine Exploration, Inc. * †	2,300	11
On Assignment, Inc. * †	1,900	12
Parexel International Corp. *	1,695	93
PeopleSupport, Inc. * †	1,400	16
PharmaNet Development Group, Inc. *	1,097	32
PHH Corp. *	3,200	65
Pre-Paid Legal Services, Inc. * †	493	23
Premier Exhibitions, Inc. * †	1,700	8
Protection One, Inc. * †	400	3
Providence Service (The) Corp. * †	694	20
QC Holdings, Inc. †	500	4
Rent-A-Center, Inc. *	4,200	72
Resources Connection, Inc.	2,704	43
Riskmetrics Group, Inc. *	127	3
Rollins, Inc. †	2,412	43
RSC Holdings, Inc. * †	1,200	13
SAIC, Inc. * †	9,897	189
Senomyx, Inc. * †	1,722	12
Sotheby’s †	3,956	133
Source Interlink Cos., Inc. * †	1,723	3
Spherion Corp. *	3,271	21
Standard Parking Corp. * †	600	12
Steiner Leisure Ltd. * †	900	30
Stewart Enterprises, Inc., Class A †	5,589	33
Strayer Education, Inc.	858	134
SuccessFactors, Inc. * †	600	5
Team, Inc. *	900	27
TeleTech Holdings, Inc. * †	2,525	57
TNS, Inc. *	1,400	25
TrueBlue, Inc. * †	2,574	32
Universal Technical Institute, Inc. * †	1,400	17
Valassis Communications, Inc. * †	2,900	33
Viad Corp.	1,200	42
VistaPrint Ltd. * †	2,600	82
Volt Information Sciences, Inc. *	784	13
Watson Wyatt Worldwide, Inc., Class A †	2,529	134
Wright Express Corp. * †	2,360	68

		4,369

Computers - 2.2%
3D Systems Corp. *	1,000	14
3PAR, Inc. *	434	4
Agilysys, Inc. †	1,490	19
Ansoft Corp. * †	1,008	25
CACI International, Inc., Class A *	1,900	83
CIBER, Inc. *	3,085	14
Compellent Technologies, Inc. * †	400	3
COMSYS IT Partners, Inc. * †	1,000	9
Comtech Group, Inc. * †	1,200	13
Cray, Inc. * †	1,800	8
Data Domain, Inc. * †	536	11
Echelon Corp. * †	1,827	21
Electronics for Imaging, Inc. *	3,386	51
Henry (Jack) & Associates, Inc. †	4,707	111
Hutchinson Technology, Inc. * †	1,561	26
iGate Corp. * †	1,209	10
IHS, Inc., Class A * †	1,983	122
Imation Corp. †	2,100	47
Immersion Corp. * †	1,800	15
Integral Systems, Inc. of Maryland †	524	13
InterVoice, Inc. * †	2,253	16
Isilon Systems, Inc. * †	400	2
Limelight Networks, Inc. * †	937	4
LivePerson, Inc. * †	2,200	8
Magma Design Automation, Inc. *	2,398	24
Manhattan Associates, Inc. *	1,494	33

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  6  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Computers - 2.2% – (continued)
Mentor Graphics Corp. * †	5,392	$49
Mercury Computer Systems, Inc. * †	1,269	8
Micros Systems, Inc. *	4,766	153
MTS Systems Corp.	1,026	32
Ness Technologies, Inc. *	2,000	19
Netezza Corp. * †	600	6
Palm, Inc. †	6,228	40
Perot Systems Corp., Class A * †	5,242	72
Quantum Corp. * †	11,496	29
Rackable Systems, Inc. * †	1,800	17
Radiant Systems, Inc. * †	1,500	21
Radisys Corp. * †	1,297	12
Rimage Corp. *	600	14
SI International, Inc. * †	800	20
Sigma Designs, Inc. * †	1,724	51
Silicon Graphics, Inc. * †	400	6
Silicon Storage Technology, Inc. * †	5,171	15
Smart Modular Technologies WWH, Inc. * †	2,900	19
SRA International, Inc., Class A *	2,500	60
STEC, Inc. *	1,900	14
Stratasys, Inc. * †	1,160	22
Super Micro Computer, Inc. *	568	5
SYKES Enterprises, Inc. *	1,890	32
Synaptics, Inc. * †	1,506	40
Syntel, Inc. †	730	20
Virtusa Corp. *	300	3

		1,485

Cosmetics/Personal Care - 0.2%
Chattem, Inc. * †	1,032	80
Elizabeth Arden, Inc. * †	1,410	26
Inter Parfums, Inc. †	500	8
Revlon, Inc., Class A * †	11,200	12

		126

Distribution/Wholesale - 0.8%
Beacon Roofing Supply, Inc. * †	2,650	23
BlueLinx Holdings, Inc. †	573	3
BMP Sunstone Corp. * †	1,800	16
Brightpoint, Inc. *	3,120	32
Building Material Holding Corp. †	1,708	10
Core-Mark Holding Co., Inc. * †	500	13
Houston Wire & Cable Co. †	900	13
LKQ Corp. * †	6,708	142
MWI Veterinary Supply, Inc. * †	439	15
NuCo2, Inc. *	900	25
Owens & Minor, Inc. †	2,369	102
Scansource, Inc. *	1,534	52
United Stationers, Inc. * †	1,518	75
Watsco, Inc. †	1,340	51

		572

Diversified Financial Services - 1.7%
Advanta Corp., Class B †	2,264	17
Asset Acceptance Capital Corp. †	800	8
Asta Funding, Inc. †	710	11
Calamos Asset Management, Inc., Class A †	1,254	23
Centerline Holding Co.	3,015	15
Cityscape Financial Corp. *	2,500	—
Cohen & Steers, Inc. †	1,000	25
CompuCredit Corp. * †	1,222	13
Cowen Group, Inc. * †	900	7
Credit Acceptance Corp. * †	275	4
Duff & Phelps Corp. * †	546	8
Encore Capital Group, Inc. * †	900	7
Epoch Holding Corp. †	500	6
eSpeed, Inc., Class A * †	1,068	12
Evercore Partners, Inc., Class A †	500	10
FBR Capital Markets Corp. * †	1,800	13
FCStone Group, Inc. * †	550	26
Federal Agricultural Mortgage Corp., Class C †	621	15
Financial Federal Corp. †	1,559	34
Friedman Billings Ramsey Group, Inc., Class A †	8,500	21
GAMCO Investors, Inc., Class A	316	18
GFI Group, Inc. * †	901	69
Greenhill & Co., Inc. †	1,100	71
Interactive Brokers Group, Inc., Class A * †	2,400	74
KBW, Inc. * †	1,800	39
Knight Capital Group, Inc., Class A * †	5,721	92
LaBranche & Co., Inc. * †	3,100	14
Ladenburg Thalmann Financial Services, Inc. * †	5,700	10
MarketAxess Holdings, Inc. * †	1,800	17
National Financial Partners Corp. †	2,200	52
Nelnet, Inc., Class A †	1,000	11
NewStar Financial, Inc. * †	942	6
Ocwen Financial Corp. * †	2,059	12
optionsXpress Holdings, Inc.	2,600	60

EQUITY PORTFOLIOS  7  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Diversified Financial Services - 1.7% – (continued)
Penson Worldwide, Inc. *	800	$8
Piper Jaffray Cos. * †	989	38
Portfolio Recovery Associates, Inc. †	922	34
Pzena Investment Management, Inc. †	300	3
Sanders Morris Harris Group, Inc. †	1,039	9
Stifel Financial Corp. * †	900	39
SWS Group, Inc. †	1,272	14
Thomas Weisel Partners Group, Inc. * †	1,200	11
TradeStation Group, Inc. * †	1,727	17
US Global Investors, Inc., Class A †	700	12
W.P. Stewart & Co., Ltd. †	1,300	3
Waddell & Reed Financial, Inc., Class A	5,000	157
World Acceptance Corp. * †	993	30

		1,195

Electric - 1.8%
Allete, Inc. †	1,600	58
Aquila, Inc. *	22,589	74
Avista Corp. †	3,189	58
Black Hills Corp. †	2,241	80
Central Vermont Public Service Corp. †	600	14
CH Energy Group, Inc. †	911	33
Cleco Corp. †	3,619	83
El Paso Electric Co. *	2,743	56
Empire District Electric (The) Co. †	1,959	40
EnerNOC, Inc. * †	200	3
Idacorp, Inc. †	2,658	79
ITC Holdings Corp. †	2,876	153
MGE Energy, Inc. †	1,246	39
NorthWestern Corp.	2,200	57
Ormat Technologies, Inc. †	846	37
Otter Tail Corp. †	1,737	56
Pike Electric Corp. *	1,000	13
PNM Resources, Inc. †	4,627	55
PNM Resources, Inc. - Fractional Shares *	50,000	—
Portland General Electric Co.	1,900	44
UIL Holdings Corp.	1,401	41
Unisource Energy Corp. †	2,177	52
Westar Energy, Inc.	5,930	135

		1,260

Electrical Components & Equipment - 0.9%
Advanced Energy Industries, Inc. * †	2,149	28
American Superconductor Corp. * †	2,369	54
Belden, Inc. †	2,681	105
Coleman Cable, Inc. * †	500	6
Encore Wire Corp. †	1,389	23
Energy Conversion Devices, Inc. * †	2,327	62
EnerSys *	1,300	30
GrafTech International Ltd. *	6,234	100
Greatbatch, Inc. * †	1,329	28
Insteel Industries, Inc. †	1,100	12
Littelfuse, Inc. *	1,263	39
Medis Technologies Ltd. * †	1,436	16
Powell Industries, Inc. *	452	17
Power-One, Inc. * †	4,052	11
Superior Essex, Inc. *	1,200	34
Universal Display Corp. * †	1,601	27
Vicor Corp. †	1,094	13

		605

Electronics - 2.8%
American Science & Engineering, Inc. †	566	31
Analogic Corp. †	818	48
Applied Energetics, Inc. * †	1,920	4
Badger Meter, Inc. †	800	31
Bel Fuse, Inc., Class B †	722	20
Benchmark Electronics, Inc. *	4,291	72
Brady Corp., Class A †	2,946	90
Checkpoint Systems, Inc. *	2,394	58
Cogent, Inc. * †	2,598	26
CTS Corp.	2,056	20
Cubic Corp. †	875	22
Cymer, Inc. * †	1,875	53
Daktronics, Inc. †	1,906	33
Dionex Corp. *	1,109	82
Eagle Test Systems, Inc. * †	700	7
Electro Scientific Industries, Inc. * †	1,666	27
Excel Technology, Inc. *	693	18
FARO Technologies, Inc. * †	1,000	33
FEI Co. * †	2,176	44
Flir Systems, Inc. * †	7,800	222
ICx Technologies, Inc. * †	200	2
II-VI, Inc. * †	1,428	47
Itron, Inc. * †	1,720	164
Kemet Corp. * †	5,133	25
L-1 Identity Solutions, Inc. * †	3,512	42

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  8  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Electronics - 2.8% – (continued)
LoJack Corp. * †	1,100	$14
Measurement Specialties, Inc. *	800	14
Methode Electronics, Inc.	2,145	23
Multi-Fineline Electronix, Inc. * †	500	11
Newport Corp. * †	1,957	21
OSI Systems, Inc. * †	808	17
OYO Geospace Corp. *	200	10
Park Electrochemical Corp. †	1,155	27
Plexus Corp. *	2,792	69
Rofin-Sinar Technologies, Inc. *	1,818	72
Rogers Corp. *	1,084	34
Sonic Solutions, Inc. * †	1,275	11
Stoneridge, Inc. * †	800	9
Taser International, Inc. * †	3,682	41
Technitrol, Inc.	2,411	53
TTM Technologies, Inc. * †	2,505	28
Varian, Inc. *	1,812	98
Watts Water Technologies, Inc., Class A †	1,879	52
Woodward Governor Co. †	3,532	101
X-Rite, Inc. * †	1,638	13
Zygo Corp. * †	900	11

		1,950

Energy - Alternate Sources - 0.3%
Aventine Renewable Energy Holdings, Inc. * †	1,800	12
Clean Energy Fuels Corp. * †	600	9
Comverge, Inc. * †	300	4
Evergreen Energy, Inc. * †	4,826	10
Evergreen Solar, Inc. * †	5,937	57
FuelCell Energy, Inc. * †	3,929	28
Headwaters, Inc. * †	2,347	29
MGP Ingredients, Inc. †	600	4
Nova Biosource Fuels, Inc. * †	1,800	4
Pacific Ethanol, Inc. * †	2,200	11
US BioEnergy Corp. * †	786	6
VeraSun Energy Corp. * †	2,375	21
Verenium Corp. * †	2,394	7

		202

Engineering & Construction - 0.6%
Aecom Technology Corp. * †	2,500	65
Baker (Michael) Corp. *	400	11
Dycom Industries, Inc. *	2,458	28
EMCOR Group, Inc. *	3,772	91
ENGlobal Corp. * †	1,000	9
Granite Construction, Inc.	2,138	65
Insituform Technologies, Inc., Class A * †	1,618	23
Layne Christensen Co. *	1,048	42
Perini Corp. * †	1,558	58
Stanley, Inc. * †	500	14

		406

Entertainment - 0.8%
Bally Technologies, Inc. * †	3,161	120
Bluegreen Corp. * †	1,200	10
Carmike Cinemas, Inc. †	800	6
Churchill Downs, Inc.	493	23
Cinemark Holdings, Inc. †	1,600	23
Dover Downs Gaming & Entertainment, Inc. †	917	8
Great Wolf Resorts, Inc. * †	1,790	12
Isle of Capri Casinos, Inc. * †	877	8
Lakes Entertainment, Inc. * †	1,000	6
Macrovision Corp. * †	3,152	48
Magna Entertainment Corp., Class A * †	1,991	2
National CineMedia, Inc. †	2,500	54
Pinnacle Entertainment, Inc. * †	3,572	56
Shuffle Master, Inc. * †	2,109	17
Six Flags, Inc. * †	3,736	7
Speedway Motorsports, Inc. †	762	22
Steinway Musical Instruments * †	472	12
Vail Resorts, Inc. * †	1,910	86

		520

Environmental Control - 0.9%
American Ecology Corp.	900	22
Calgon Carbon Corp. * †	2,439	40
Casella Waste Systems, Inc., Class A *	1,368	14
Clean Harbors, Inc. * †	1,000	62
Darling International, Inc. * †	4,846	67
EnergySolutions, Inc. †	1,800	39
Fuel Tech, Inc. * †	1,000	20
Metal Management, Inc. †	1,500	91
Mine Safety Appliances Co. †	1,678	67
Rentech, Inc. * †	9,400	12
Tetra Tech, Inc. *	3,508	66
Waste Connections, Inc. * †	4,104	125
Waste Industries USA, Inc. †	300	11

EQUITY PORTFOLIOS  9  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Environmental Control - 0.9% – (continued)
Waste Services, Inc. * †	1,133	$9

		645

Food - 1.6%
American Dairy, Inc. * †	400	4
Arden Group, Inc., Class A	43	6
Cal-Maine Foods, Inc. †	700	24
Chiquita Brands International, Inc. * †	2,554	52
Flowers Foods, Inc. †	4,600	104
Fresh Del Monte Produce, Inc. * †	1,800	60
Great Atlantic & Pacific Tea Co. * †	1,701	46
Hain Celestial Group, Inc. * †	2,361	64
Imperial Sugar Co. †	700	13
Ingles Markets, Inc., Class A	673	16
J & J Snack Foods Corp.	800	20
Lance, Inc.	1,777	30
M & F Worldwide Corp. * †	739	27
Nash Finch Co. †	755	27
Performance Food Group Co. *	2,093	68
Pilgrims Pride Corp. †	2,400	56
Ralcorp Holdings, Inc. * †	1,568	87
Ruddick Corp. †	2,488	80
Sanderson Farms, Inc. †	971	34
Seaboard Corp.	18	29
Spartan Stores, Inc. †	1,300	27
Tootsie Roll Industries, Inc. †	2,112	51
TreeHouse Foods, Inc. *	1,900	42
United Natural Foods, Inc. * †	2,546	43
Village Super Market, Class A †	200	9
Weis Markets, Inc. †	659	21
Winn-Dixie Stores, Inc. * †	2,000	33

		1,073

Forest Products & Paper - 0.5%
AbitibiBowater, Inc. †	3,256	34
Boise, Inc. * †	2,400	20
Buckeye Technologies, Inc. * †	2,226	24
Deltic Timber Corp. †	553	26
Glatfelter †	2,639	35
Mercer International, Inc. * †	1,800	13
Neenah Paper, Inc. †	900	24
Potlatch Corp.	2,379	98
Rock-Tenn Co., Class A	1,991	53
Schweitzer-Mauduit International, Inc.	916	21
Wausau Paper Corp. †	2,558	20
Xerium Technologies, Inc. †	1,000	5

		373

Gas - 0.9%
EnergySouth, Inc. †	439	22
Laclede Group (The), Inc. †	1,271	43
New Jersey Resources Corp. †	1,706	79
Nicor, Inc. †	2,700	92
Northwest Natural Gas Co. †	1,622	68
Piedmont Natural Gas Co., Inc. †	4,500	111
South Jersey Industries, Inc. †	1,762	60
Southwest Gas Corp.	2,520	65
WGL Holdings, Inc.	2,900	90

		630

Hand/Machine Tools - 0.3%
Baldor Electric Co. †	2,718	78
Franklin Electric Co., Inc. †	1,172	39
Hardinge, Inc. †	600	7
Raser Technologies, Inc. * †	1,800	16
Regal-Beloit Corp. †	1,951	72

		212

Healthcare - Products - 3.7%
Abaxis, Inc. * †	1,200	35
Abiomed, Inc. * †	1,700	24
Accuray, Inc. * †	1,090	11
Align Technology, Inc. * †	3,531	44
American Medical Systems Holdings, Inc. * †	4,320	63
Angiodynamics, Inc. * †	1,247	21
Arthrocare Corp. * †	1,577	63
Aspect Medical Systems, Inc. * †	855	11
Bruker BioSciences Corp. *	3,788	52
Cantel Medical Corp. * †	600	7
Cepheid, Inc. * †	3,242	90
Conceptus, Inc. * †	1,800	31
Conmed Corp. *	1,623	44
Cutera, Inc. * †	700	9
Cyberonics, Inc. * †	1,331	17
Cynosure, Inc., Class A * †	500	12
Datascope Corp.	690	24
ev3, Inc. * †	2,803	25
Haemonetics Corp. of Massachusetts * †	1,580	92
Hansen Medical, Inc., * †	564	11

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  10  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Healthcare - Products - 3.7% – (continued)
Hologic, Inc. * †	7,249	$437
ICU Medical, Inc. * †	759	20
Immucor, Inc. * †	4,064	121
Insulet Corp. *	400	7
Invacare Corp. †	1,736	43
Inverness Medical Innovations, Inc. * †	4,461	130
Kensey Nash Corp. *	679	18
LCA-Vision, Inc. †	1,100	15
Luminex Corp. * †	2,095	36
MAKO Surgical Corp. *	169	2
Masimo Corp. * †	795	25
Medical Action Industries, Inc. * †	800	15
Mentor Corp. †	2,071	61
Meridian Bioscience, Inc.	2,375	81
Merit Medical Systems, Inc. * †	1,538	24
Micrus Endovascular Corp. * †	800	11
Minrad International, Inc. * †	2,500	6
Natus Medical, Inc. * †	1,300	25
Northstar Neuroscience, Inc. * †	1,000	2
NuVasive, Inc. * †	2,000	77
NxStage Medical, Inc. * †	1,200	7
OraSure Technologies, Inc. *	2,650	19
Orthofix International N.V. * †	1,000	40
Palomar Medical Technologies, Inc. * †	1,100	15
PSS World Medical, Inc. *	4,014	70
Quidel Corp. * †	1,700	28
Sirona Dental Systems, Inc. * †	1,000	26
Sonic Innovations, Inc. * †	1,400	6
SonoSite, Inc. * †	1,020	30
Spectranetics Corp. * †	1,800	16
Stereotaxis, Inc. * †	1,397	8
STERIS Corp.	3,900	96
SurModics, Inc. * †	929	41
Symmetry Medical, Inc. * †	2,120	38
Thoratec Corp. * †	3,172	46
TomoTherapy, Inc. * †	700	9
Trans1, Inc. * †	300	4
Vital Images, Inc. * †	1,000	16
Vital Signs, Inc.	582	30
Volcano Corp. * †	1,700	21
West Pharmaceutical Services, Inc. †	2,004	83
Wright Medical Group, Inc. * †	2,098	55
Zoll Medical Corp. * †	1,232	31

		2,577

Healthcare - Services - 1.7%
Air Methods Corp. * †	600	25
Alliance Imaging, Inc. * †	1,400	14
Amedisys, Inc. * †	1,508	65
American Dental Partners, Inc. * †	700	7
AMERIGROUP Corp. *	3,100	112
Amsurg Corp. *	1,845	44
Apria Healthcare Group, Inc. *	2,600	56
Assisted Living Concepts, Inc., Class A * †	3,500	21
athenahealth, Inc. * †	401	13
Bio-Reference Labs, Inc. * †	604	17
Capital Senior Living Corp. * †	1,300	10
Centene Corp. *	2,558	46
Emeritus Corp. * †	700	15
Ensign Group, Inc. (The) †	200	2
Genoptix, Inc. * †	332	9
Gentiva Health Services, Inc. *	1,594	34
Healthsouth Corp. * †	4,700	76
Healthways, Inc. * †	2,080	71
Hythiam, Inc. * †	2,100	6
Kindred Healthcare, Inc. *	1,662	35
LHC Group, Inc. * †	797	14
Magellan Health Services, Inc. *	2,300	100
Matria Healthcare, Inc. * †	1,284	32
Medcath Corp. * †	600	13
Molina Healthcare, Inc. * †	800	25
National Healthcare Corp. †	386	18
Nighthawk Radiology Holdings, Inc. * †	1,200	14
Odyssey HealthCare, Inc. * †	1,939	17
Psychiatric Solutions, Inc. * †	3,200	91
RehabCare Group, Inc. * †	1,021	20
Res-Care, Inc. * †	1,400	30
Skilled Healthcare Group, Inc., Class A * †	1,300	16
Sun Healthcare Group, Inc. *	2,600	38
Sunrise Senior Living, Inc. * †	2,640	72
Virtual Radiologic Corp. * †	200	3

		1,181

Holding Companies - Diversified - 0.3%
Alternative Asset Management Acquisition Corp. *	2,400	22

EQUITY PORTFOLIOS  11  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Holding Companies - Diversified - 0.3% – (continued)
Compass Diversified Trust †	1,200	$16
Energy Infrastructure Acquisition Corp. *	1,300	13
Heckmann Corp. *	3,077	23
Hicks Acquisition Co I, Inc. *	3,140	29
Information Services Group, Inc. * †	1,400	7
Marathon Acquisition Corp. * †	2,200	17
NRDC Acquisition Corp. *	2,383	22
NTR Acquisition Co. * †	1,397	13
Resource America, Inc., Class A †	727	9
Triplecrown Acquisition Corp. *	2,719	25

		196

Home Builders - 0.3%
Amrep Corp. †	100	4
Beazer Homes USA, Inc. †	2,400	17
Brookfield Homes Corp. †	621	9
Champion Enterprises, Inc. * †	4,554	40
Fleetwood Enterprises, Inc. * †	3,703	16
Hovnanian Enterprises, Inc., Class A * †	2,300	21
M/I Homes, Inc. †	774	13
Meritage Homes Corp. * †	1,600	24
Monaco Coach Corp. †	1,693	17
Palm Harbor Homes, Inc. * †	591	3
Skyline Corp. †	408	11
Standard-Pacific Corp. †	4,000	16
WCI Communities, Inc. * †	1,966	8
Winnebago Industries, Inc. †	1,772	36

		235

Home Furnishings - 0.5%
American Woodmark Corp. †	638	12
Audiovox Corp., Class A * †	937	8
DTS, Inc. * †	1,000	24
Ethan Allen Interiors, Inc. †	1,600	44
Furniture Brands International, Inc. †	2,900	38
Hooker Furniture Corp. †	604	12
Kimball International, Inc., Class B	1,489	15
La-Z-Boy, Inc. †	3,000	25
Sealy Corp. †	2,700	25
Tempur-Pedic International, Inc. †	4,460	78
TiVo, Inc. * †	5,833	51
Universal Electronics, Inc. * †	891	20

		352

Household Products/Wares - 0.7%
ACCO Brands Corp. * †	3,200	44
American Greetings Corp., Class A †	3,100	58
Blyth, Inc.	1,400	28
Central Garden and Pet Co., Class A * †	4,047	18
CSS Industries, Inc.	442	16
Ennis, Inc. †	1,532	25
Fossil, Inc. * †	2,600	84
Helen of Troy Ltd. * †	1,800	29
Prestige Brands Holdings, Inc. * †	2,000	15
Russ Berrie & Co., Inc. * †	947	12
Spectrum Brands, Inc. * †	2,200	8
Standard Register (The) Co. †	984	8
Tupperware Brands Corp.	3,645	133
WD-40 Co. †	1,034	32

		510

Housewares - 0.0%
Libbey, Inc. †	800	12
Lifetime Brands, Inc. †	536	6
National Presto Industries, Inc. * †	250	13

		31

Insurance - 3.6%
Alfa Corp.	1,920	42
American Equity Investment Life Holding Co. †	3,300	32
American Physicians Capital, Inc. †	506	22
Amerisafe, Inc. * †	1,100	14
Amtrust Financial Services, Inc.	1,600	27
Argo Group International Holdings Ltd. *	1,706	64
Aspen Insurance Holdings Ltd.	5,200	151
Assured Guaranty Ltd. †	4,732	121
Baldwin & Lyons, Inc., Class B †	418	10
Castlepoint Holdings Ltd. †	400	5
Citizens, Inc. of Texas * †	2,100	12
CNA Surety Corp. * †	977	14
Commerce Group, Inc. †	2,897	105
Crawford & Co., Class B * †	1,500	6
Darwin Professional Underwriters, Inc. * †	400	8
Delphi Financial Group, Inc., Class A	2,557	77
Donegal Group, Inc., Class A †	798	13
eHealth, Inc. * †	800	20
EMC Insurance Group, Inc. †	356	8
Employers Holdings, Inc. †	2,900	50
Enstar Group Ltd. * †	400	39

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  12  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Insurance - 3.6% – (continued)
FBL Financial Group, Inc., Class A †	803	$24
First Acceptance Corp. * †	905	3
First Mercury Financial Corp. *	629	10
Flagstone Reinsurance Holdings Ltd. †	700	9
FPIC Insurance Group, Inc. * †	500	22
Greenlight Capital Re Ltd., Class A * †	600	11
Hallmark Financial Services * †	300	4
Harleysville Group, Inc. †	797	27
Hilb, Rogal & Hobbs Co.	2,191	67
Horace Mann Educators Corp. †	2,629	46
Independence Holding Co. †	334	4
Infinity Property & Casualty Corp.	1,007	40
IPC Holdings Ltd. †	3,600	98
Kansas City Life Insurance Co. †	300	12
LandAmerica Financial Group, Inc. †	937	35
Max Capital Group Ltd. †	3,317	92
Meadowbrook Insurance Group, Inc. *	1,800	14
Midland (The) Co.	607	39
Montpelier Re Holdings Ltd. †	6,185	98
National Interstate Corp. †	300	8
National Western Life Insurance Co., Class A †	103	18
Navigators Group, Inc. *	788	43
NYMAGIC, Inc. †	300	7
Odyssey Re Holdings Corp. †	1,735	63
Phoenix Companies (The), Inc.	6,860	78
Platinum Underwriters Holdings Ltd.	3,180	110
PMA Capital Corp., Class A * †	1,924	16
Presidential Life Corp.	1,279	21
Primus Guaranty Ltd. * †	2,600	11
ProAssurance Corp. * †	2,022	108
RAM Holdings Ltd. *	1,100	2
RLI Corp.	1,138	59
Safety Insurance Group, Inc. †	955	35
Scottish Re Group Ltd. * †	3,700	2
SeaBright Insurance Holdings, Inc. *	1,155	17
Security Capital Assurance Ltd. †	1,400	2
Selective Insurance Group, Inc. †	3,320	79
State Auto Financial Corp. †	857	23
Stewart Information Services Corp. †	1,057	32
Tower Group, Inc. †	1,200	34
Triad Guaranty, Inc. * †	613	4
United America Indemnity Ltd., Class A * †	1,400	26
United Fire & Casualty Co. †	1,252	43
Universal American Financial Corp. *	2,974	51
Validus Holdings Ltd. †	902	22
Zenith National Insurance Corp. †	2,191	75

		2,484

Internet - 3.4%
1-800-FLOWERS.COM, Inc., Class A * †	1,326	11
Ariba, Inc. * †	5,068	45
Art Technology Group, Inc. *	7,500	25
AsiaInfo Holdings, Inc. *	1,800	20
Avocent Corp. *	2,702	45
Blue Coat Systems, Inc. * †	1,898	45
Blue Nile, Inc. * †	858	38
Chordiant Software, Inc. *	1,920	11
CMGI, Inc. * †	2,956	34
CNET Networks, Inc. * †	9,046	66
Cogent Communications Group, Inc. * †	3,000	59
comScore, Inc. * †	403	8
Constant Contact, Inc. * †	419	8
CyberSource Corp. * †	3,856	56
DealerTrack Holdings, Inc. * †	2,166	44
Dice Holdings, Inc. * †	963	7
Digital River, Inc. * †	2,472	81
Earthlink, Inc. * †	6,674	48
Equinix, Inc. * †	2,124	147
eResearch Technology, Inc. * †	2,300	28
FTD Group, Inc.	1,120	16
Global Sources Ltd. * †	1,090	13
GSI Commerce, Inc. * †	1,197	17
Harris Interactive, Inc. * †	3,077	8
HSW International, Inc. * †	700	3
i2 Technologies, Inc. * †	900	12
Ibasis, Inc. †	1,800	7
Imergent, Inc. †	700	8
Infospace, Inc.	1,898	19
Internap Network Services Corp. * †	2,819	20
Internet Brands, Inc. * †	300	2
Internet Capital Group, Inc. * †	2,300	20
Interwoven, Inc. * †	2,615	35
iPass, Inc. * †	2,700	8
j2 Global Communications, Inc. * †	2,966	64
Keynote Systems, Inc. * †	800	9

EQUITY PORTFOLIOS  13  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Internet - 3.4% – (continued)
Knot (The), Inc. * †	1,600	$19
Lionbridge Technologies * †	3,505	12
Liquidity Services, Inc. * †	600	6
LoopNet, Inc. * †	1,600	19
Mercadolibre, Inc. * †	916	33
Move, Inc. * †	6,056	15
NetFlix, Inc. * †	2,800	88
NIC, Inc. †	2,234	13
On2 Technologies, Inc. * †	9,200	10
Online Resources Corp. * †	1,700	17
Openwave Systems, Inc.	4,765	10
Orbitz Worldwide, Inc. * †	2,000	13
Overstock.com, Inc. * †	964	10
Perficient, Inc. * †	1,700	14
Priceline.com, Inc. * †	2,202	251
RealNetworks, Inc. * †	5,800	34
RightNow Technologies, Inc. *	1,000	11
S1 Corp. * †	3,008	21
Safeguard Scientifics, Inc. * †	6,600	10
Sapient Corp. * †	4,948	37
Secure Computing Corp. * †	2,802	23
Shutterfly, Inc. * †	900	14
Sohu.com, Inc. * †	1,627	73
SonicWALL, Inc. *	3,910	33
Sourcefire, Inc. * †	400	2
Stamps.com, Inc. * †	899	8
TechTarget, Inc. * †	400	5
Terremark Worldwide, Inc. * †	3,000	15
TheStreet.com, Inc. †	1,200	11
TIBCO Software, Inc. *	11,300	80
Travelzoo, Inc. * †	402	4
TriZetto Group, Inc. *	2,501	49
United Online, Inc. †	3,950	39
ValueClick, Inc. * †	5,944	115
Vasco Data Security International, Inc. * †	1,600	18
Vignette Corp. * †	1,600	20
Vocus, Inc. * †	700	17
Websense, Inc. *	2,686	52

		2,308

Investment Companies - 0.6%
Ampal-American Israel Corp., Class A * †	1,100	7
Apollo Investment Corp. †	7,100	110
Ares Captial Corp. †	4,223	54
BlackRock Kelso Capital Corp. †	606	8
Capital Southwest Corp. †	151	17
Gladstone Capital Corp. †	1,023	17
Hercules Technology Growth Capital, Inc. †	1,900	23
Kayne Anderson Energy Development Co. †	600	14
Kohlberg Capital Corp. †	800	9
MCG Capital Corp. †	3,790	45
MVC Capital, Inc. †	1,400	21
NGP Capital Resources Co. †	1,000	16
Patriot Capital Funding, Inc. †	1,100	12
PennantPark Investment Corp. †	1,200	11
Prospect Capital Corp. †	1,300	20
TICC Capital Corp. †	1,200	13

		397

Iron/Steel - 0.2%
Esmark, Inc. * †	800	9
Olympic Steel, Inc.	500	21
Schnitzer Steel Industries, Inc., Class A †	1,306	86
Universal Stainless & Alloy *	400	12

		128

Leisure Time - 0.5%
Ambassadors Group, Inc. †	888	16
Ambassadors International, Inc. †	500	6
Arctic Cat, Inc. †	640	5
Callaway Golf Co.	3,999	61
Life Time Fitness, Inc. * †	2,000	58
Marine Products Corp. †	662	5
Multimedia Games, Inc. * †	1,346	9
Nautilus, Inc. †	1,770	7
Polaris Industries, Inc. †	2,122	81
Town Sports International Holdings, Inc. * †	923	8
WMS Industries, Inc. *	2,427	92

		348

Lodging - 0.3%
Ameristar Casinos, Inc. †	1,472	28
Gaylord Entertainment Co. *	2,479	75
Lodgian, Inc. *	1,020	9
Marcus Corp. †	1,177	19
Monarch Casino & Resort, Inc. * †	700	12
Morgans Hotel Group Co. * †	1,400	21
MTR Gaming Group, Inc. * †	1,089	6

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  14  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Lodging - 0.3% – (continued)
Riviera Holdings Corp. * †	600	$14
Trump Entertainment Resorts, Inc. * †	1,800	7

		191

Machinery - Construction & Mining - 0.4%
Astec Industries, Inc. *	1,150	44
Bucyrus International, Inc., Class A †	2,178	217

		261

Machinery - Diversified - 1.5%
Albany International Corp., Class A †	1,749	60
Altra Holdings, Inc. * †	600	8
Applied Industrial Technologies, Inc. †	2,607	72
Briggs & Stratton Corp. †	3,000	54
Cascade Corp. †	662	30
Chart Industries, Inc. * †	800	27
Cognex Corp.	2,626	51
Columbus McKinnon Corp. of New York * †	1,100	32
Flow International Corp. * †	2,200	16
Gehl Co. * †	578	9
Gerber Scientific, Inc. * †	1,300	11
Gorman-Rupp (The) Co. †	837	23
Hurco Cos., Inc. * †	300	13
Intermec, Inc. * †	3,614	80
Intevac, Inc. *	1,200	15
iRobot Corp. * †	900	17
Kadant, Inc. *	785	20
Lindsay Corp. †	727	57
Middleby Corp. * †	766	52
NACCO Industries, Inc., Class A	338	27
Nordson Corp. †	1,994	103
Robbins & Myers, Inc. †	1,618	55
Sauer-Danfoss, Inc. †	617	13
Tecumseh Products Co., Class A *	862	18
Tennant Co. †	972	35
TurboChef Technologies, Inc. * †	1,100	9
Twin Disc, Inc. †	500	10
Wabtec Corp.	2,890	100

		1,017

Media - 1.0%
Acacia Research - Acacia Technologies * †	1,700	11
AH Belo Corp. * †	1,020	12
Belo Corp., Class A †	5,100	60
Charter Communications, Inc., Class A * †	24,599	24
Citadel Broadcasting Corp. †	10,500	11
CKX, Inc. * †	2,200	20
Courier Corp. †	571	16
Cox Radio, Inc., Class A *	1,900	21
Crown Media Holdings, Inc., Class A * †	1,000	6
Cumulus Media, Inc., Class A * †	1,507	8
DG FastChannel, Inc. *	900	18
Dolan Media Co. * †	666	15
Emmis Communications Corp., Class A * †	1,816	5
Entercom Communications Corp., Class A †	1,900	21
Entravision Communications Corp., Class A * †	4,000	23
Fisher Communications, Inc. * †	375	12
GateHouse Media, Inc. †	1,283	8
Gemstar-TV Guide International, Inc. * †	15,000	71
Gray Television, Inc.	2,373	14
Journal Communications, Inc., Class A †	2,500	17
Lee Enterprises, Inc. †	2,800	29
Lin TV Corp., Class A * †	1,582	16
Lodgenet Entertainment Corp. * †	1,374	13
Martha Stewart Living Omnimedia, Inc., Class A * †	1,441	10
Media General, Inc., Class A †	1,300	20
Mediacom Communications Corp., Class A * †	2,985	13
Nexstar Broadcasting Group, Inc., Class A * †	600	4
Playboy Enterprises, Inc., Class B * †	1,195	10
Primedia, Inc. †	2,506	19
Radio One, Inc., Class D * †	4,008	5
Salem Communications Corp., Class A †	507	2
Scholastic Corp. * †	1,836	64
Sinclair Broadcast Group, Inc., Class A †	2,899	27
Spanish Broadcasting System, Inc., Class A * †	1,995	3
Sun-Times Media Group, Inc., Class A * †	3,230	3
Value Line, Inc.	100	4
Westwood One, Inc. †	3,900	7
World Wrestling Entertainment, Inc., Class A †	1,311	23

		665

Metal Fabrication/Hardware - 1.1%
Ampco-Pittsburgh Corp. †	400	15
Castle (A.M.) & Co. †	800	18
CIRCOR International, Inc. †	908	41
Dynamic Materials Corp. †	700	40
Foster (L.B.) Co., Class A *	600	25

EQUITY PORTFOLIOS  15  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Metal Fabrication/Hardware - 1.1% – (continued)
Haynes International, Inc. * †	700	$40
Kaydon Corp. †	1,696	73
Ladish Co., Inc. *	900	32
Lawson Products, Inc.	220	6
Mueller Industries, Inc.	2,237	64
Mueller Water Products, Inc., Class A †	6,800	55
Northwest Pipe Co. * †	500	21
Quanex Corp.	2,175	112
RBC Bearings, Inc. *	1,200	40
Sun Hydraulics, Inc. †	700	15
Valmont Industries, Inc. †	1,130	90
Worthington Industries, Inc. †	4,069	72

		759

Mining - 1.3%
AMCOL International Corp. †	1,491	43
Apex Silver Mines Ltd. * †	3,500	46
Brush Engineered Materials, Inc. * †	1,173	33
Century Aluminum Co. * †	1,718	114
Coeur D’alene Mines Corp. * †	27,544	133
Compass Minerals International, Inc. †	1,909	109
General Moly, Inc. * †	2,900	31
Hecla Mining Co. * †	7,138	82
Horsehead Holding Corp. * †	300	5
Kaiser Aluminum Corp. †	900	66
Royal Gold, Inc. †	1,552	49
RTI International Metals, Inc. *	1,329	73
Stillwater Mining Co. * †	2,546	52
U.S. Gold Corp. * †	3,200	11
Uranium Resources, Inc. * †	3,100	29
USEC, Inc. * †	6,449	41

		917

Miscellaneous Manufacturing - 2.0%
Actuant Corp., Class A †	3,278	88
Acuity Brands, Inc.	2,452	109
American Railcar Industries, Inc. †	500	12
Ameron International Corp.	535	59
Aptargroup, Inc.	4,100	154
AZZ, Inc. * †	700	25
Barnes Group, Inc. †	2,746	62
Blount International, Inc. * †	2,200	26
Ceradyne, Inc. * †	1,651	51
Clarcor, Inc. †	3,084	110
EnPro Industries, Inc. *	1,278	38
ESCO Technologies, Inc. * †	1,564	52
Federal Signal Corp. †	2,782	34
Freightcar America, Inc.	700	28
GenTek, Inc. * †	500	14
Griffon Corp. * †	1,768	16
Hexcel Corp. * †	5,575	113
Koppers Holdings, Inc.	1,000	42
Lancaster Colony Corp. †	1,351	50
LSB Industries, Inc. * †	900	21
Matthews International Corp., Class A †	1,838	82
Myers Industries, Inc.	1,671	20
Park-Ohio Holdings Corp. * †	500	10
Polypore International, Inc. * †	861	15
Raven Industries, Inc. †	908	27
Reddy Ice Holdings, Inc. †	1,300	31
Smith & Wesson Holding Corp. * †	1,700	9
Smith (A.O.) Corp.	1,177	43
Standex International Corp.	719	14
Sturm Ruger & Co., Inc. * †	1,300	10
Tredegar Corp.	1,710	27
Trimas Corp. * †	800	6

		1,398

Office Furnishings - 0.3%
CompX International, Inc. †	100	1
Herman Miller, Inc.	3,408	102
Interface, Inc., Class A †	3,318	55
Knoll, Inc. †	2,890	41

		199

Office/Business Equipment - 0.1%
IKON Office Solutions, Inc. †	4,900	35

Oil & Gas - 4.2%
Alon USA Energy, Inc. †	800	13
APCO Argentina, Inc. †	500	10
Approach Resources, Inc. * †	499	7
Arena Resources, Inc. *	1,800	73
Atlas America, Inc. †	1,394	84
ATP Oil & Gas Corp. * †	1,469	52
Atwood Oceanics, Inc. *	1,594	148
Berry Petroleum Co., Class A †	2,324	96
Bill Barrett Corp. * †	1,870	87
Bois d’Arc Energy, Inc. * †	1,000	22

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  16  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Oil & Gas - 4.2% – (continued)
BPZ Energy, Inc. *	3,100	$49
Brigham Exploration Co. * †	2,600	20
Bronco Drilling Co., Inc. * †	1,500	24
Callon Petroleum Co. * †	1,200	22
Carrizo Oil & Gas, Inc. * †	1,577	91
Clayton Williams Energy, Inc. *	352	13
Comstock Resources, Inc. *	2,619	95
Concho Resources, Inc. *	1,400	33
Contango Oil & Gas Co. * †	800	52
Crosstex Energy, Inc. †	2,261	81
CVR Energy, Inc. * †	1,200	34
Delek US Holdings, Inc. †	700	11
Delta Petroleum Corp. * †	3,921	94
Edge Petroleum Corp. * †	1,538	7
Encore Acquisition Co. *	3,222	119
Energy Partners Ltd. * †	1,656	18
EXCO Resources, Inc. * †	3,700	64
FX Energy, Inc. * †	2,200	10
GeoGlobal Resources, Inc. * †	1,700	6
GeoMet, Inc. * †	1,046	6
GMX Resources, Inc. * †	700	20
Goodrich Petroleum Corp. * †	1,100	27
Grey Wolf, Inc. * †	11,125	69
Gulfport Energy Corp. * †	1,300	19
Harvest Natural Resources, Inc. * †	1,987	24
Mariner Energy, Inc. *	5,208	144
McMoRan Exploration Co. * †	2,507	42
Meridian Resource Corp. * †	5,291	8
Oilsands Quest, Inc. * †	8,400	34
Parallel Petroleum Corp. *	2,508	46
Parker Drilling Co. * †	6,689	44
Penn Virginia Corp. †	2,400	102
Petrohawk Energy Corp. * †	11,380	206
Petroleum Development Corp. *	859	60
Petroquest Energy, Inc. * †	2,500	39
Pioneer Drilling Co. * †	2,900	39
Rex Energy Corp. * †	500	8
Rosetta Resources, Inc. * †	2,998	61
Stone Energy Corp. * †	1,639	83
Sulphco, Inc. * †	2,700	11
Swift Energy Co. * †	1,811	86
Toreador Resources Corp. * †	831	8
TXCO Resources, Inc. * †	2,000	28
Vaalco Energy, Inc. *	3,400	15
Venoco, Inc. * †	829	11
Warren Resources, Inc. * †	3,461	46
Whiting Petroleum Corp. *	2,439	149

		2,870

Oil & Gas Services - 2.1%
Allis-Chalmers Energy, Inc. * †	1,439	18
Basic Energy Services, Inc. * †	2,400	51
Cal Dive International, Inc. * †	2,654	28
CARBO Ceramics, Inc. †	1,211	45
Complete Production Services, Inc. * †	2,600	51
Dawson Geophysical Co. * †	400	26
Dril-Quip, Inc. * †	1,562	73
Exterran Holdings, Inc. * †	3,537	246
Flotek Industries, Inc. * †	1,100	25
Geokinetics, Inc. * †	400	7
Gulf Island Fabrication, Inc.	596	17
Hercules Offshore, Inc. * †	4,949	125
Hornbeck Offshore Services, Inc. * †	1,383	62
ION Geophysical Corp. * †	4,992	66
Lufkin Industries, Inc. †	848	48
Matrix Service Co. * †	1,600	33
NATCO Group, Inc., Class A *	1,100	52
Newpark Resources, Inc. *	5,196	23
Oil States International, Inc. * †	2,922	123
RPC, Inc. †	1,955	26
Superior Offshore International, Inc. * †	500	2
Superior Well Services, Inc. * †	952	25
T-3 Energy Services, Inc. * †	400	20
Trico Marine Services, Inc. * †	700	28
Union Drilling, Inc. * †	780	16
W-H Energy Services, Inc. * †	1,772	111
Willbros Group, Inc. * †	2,145	74

		1,421

Packaging & Containers - 0.3%
AEP Industries, Inc. * †	300	9
Chesapeake Corp. †	1,102	4
Graphic Packaging Corp. * †	3,800	12
Greif, Inc., Class A †	1,966	129
Silgan Holdings, Inc.	1,548	72

		226

EQUITY PORTFOLIOS  17  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Pharmaceuticals - 3.5%
Acadia Pharmaceuticals, Inc. * †	1,800	$18
Akorn, Inc. * †	3,200	20
Alexza Pharmaceuticals, Inc. * †	1,100	7
Alkermes, Inc. * †	5,943	77
Allos Therapeutics, Inc. * †	2,400	13
Alnylam Pharmaceuticals, Inc. * †	2,100	60
Alpharma, Inc., Class A * †	2,557	64
Altus Pharmaceuticals, Inc. *	1,100	6
Amicus Therapeutics, Inc. * †	300	3
Animal Health International, Inc. * †	672	7
Array Biopharma, Inc. * †	2,700	15
Auxilium Pharmaceuticals, Inc. *	1,900	61
Bentley Pharmaceuticals, Inc. * †	1,079	16
Biodel, Inc. * †	300	4
BioForm Medical, Inc. *	518	3
BioMarin Pharmaceutical, Inc. * †	5,706	217
Bionovo, Inc. * †	2,700	3
Cadence Pharmaceuticals, Inc. * †	844	4
Caraco Pharmaceutical Laboratories Ltd. * †	597	10
Cubist Pharmaceuticals, Inc. * †	3,267	59
CV Therapeutics, Inc. * †	3,607	21
Cypress Bioscience, Inc. * †	2,200	18
CytRx Corp. * †	5,000	9
Dendreon Corp. * †	5,023	27
Discovery Laboratories, Inc. * †	5,600	12
Durect Corp. * †	4,366	22
Emergent Biosolutions, Inc. *	300	2
HealthExtras, Inc. *	1,855	51
I-Flow Corp. * †	1,169	16
Idenix Pharmaceuticals, Inc. * †	1,300	7
Indevus Pharmaceuticals, Inc. * †	3,500	17
Isis Pharmaceuticals, Inc. * †	5,186	75
Javelin Pharmaceuticals, Inc. * †	2,300	7
Jazz Pharmaceuticals, Inc. * †	400	5
KV Pharmaceutical Co., Class A * †	2,119	53
Ligand Pharmaceuticals, Inc., Class B †	4,900	17
Mannatech, Inc. †	800	6
MannKind Corp. * †	3,137	22
MAP Pharmaceuticals, Inc. *	300	4
Medarex, Inc. * †	7,503	70
Medicines Co. * †	3,076	59
Medicis Pharmaceutical Corp., Class A †	3,300	68
Nabi Biopharmaceuticals * †	3,512	14
Nastech Pharmaceutical Co., Inc. * †	1,300	3
Neurocrine Biosciences, Inc. * †	2,202	11
Neurogen Corp. * †	1,900	3
Noven Pharmaceuticals, Inc. * †	1,462	20
Obagi Medical Products, Inc. * †	300	5
Onyx Pharmaceuticals, Inc. * †	3,204	88
OSI Pharmaceuticals, Inc. * †	3,400	122
Osiris Therapeutics, Inc. * †	800	8
Pain Therapeutics, Inc. * †	2,101	18
Par Pharmaceutical Cos., Inc. * †	2,000	35
Penwest Pharmaceuticals Co. * †	1,237	4
Perrigo Co. †	4,531	151
PetMed Express, Inc. * †	1,200	14
PharMerica Corp. * †	1,535	23
Pharmion Corp. *	1,500	107
Poniard Pharmaceuticals, Inc. * †	1,300	5
Pozen, Inc. * †	1,442	18
Progenics Pharmaceuticals, Inc. * †	1,486	23
Rigel Pharmaceuticals, Inc. * †	2,130	42
Salix Pharmaceuticals Ltd. * †	2,887	19
Santarus, Inc. * †	3,000	5
Sciele Pharma, Inc. * †	2,107	44
Sirtris Pharmaceuticals, Inc. * †	300	4
Somaxon Pharmaceuticals, Inc. *	500	2
Sucampo Pharmaceuticals, Inc. *	200	2
Synta Pharmaceuticals Corp. * †	300	3
Synutra International, Inc. * †	300	8
Trubion Pharmaceuticals, Inc. * †	500	4
United Therapeutics Corp. * †	1,281	108
USANA Health Sciences, Inc. * †	472	15
Valeant Pharmaceuticals International * †	5,600	77
Vanda Pharmaceuticals, Inc. * †	1,500	7
Viropharma, Inc. * †	4,200	38
Vivus, Inc. * †	3,400	20
Xenoport, Inc. * †	1,300	66
Zymogenetics, Inc. * †	2,313	23

		2,414

Pipelines - 0.0%
Markwest Energy Partners LP	669	23

Real Estate - 0.2%
Avatar Holdings, Inc. * †	289	12

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  18  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Real Estate - 0.2% – (continued)
Consolidated-Tomoka Land Co. of Florida †	304	$16
FX Real Estate and Entertainment, Inc. * †	400	2
Grubb & Ellis Co. †	2,300	15
HFF, Inc., Class A *	900	7
Hilltop Holdings, Inc. * †	2,805	29
Meruelo Maddux Properties, Inc. *	2,500	11
Stratus Properties, Inc. * †	300	9
Tarragon Corp. * †	687	1
Thomas Properties Group, Inc. †	1,400	13

		115

Real Estate Investment Trusts - 6.0%
Acadia Realty Trust †	1,907	44
Agree Realty Corp. †	385	11
Alesco Financial, Inc. †	3,500	10
Alexander’s, Inc. * †	96	29
Alexandria Real Estate Equities, Inc. †	1,919	176
American Campus Communities, Inc. †	1,673	44
American Financial Realty Trust	7,800	60
Anthracite Capital, Inc. †	3,960	25
Anworth Mortgage Asset Corp. †	4,316	41
Arbor Realty Trust, Inc. †	800	13
Ashford Hospitality Trust, Inc. †	6,400	43
Associated Estates Realty Corp. †	800	8
BioMed Realty Trust, Inc.	3,925	86
BRT Realty Trust †	400	5
Capital Lease Funding, Inc. †	2,500	21
Capital Trust, Inc. of New York, Class A †	800	22
CBRE Realty Finance, Inc. †	1,700	8
Cedar Shopping Centers, Inc. †	2,700	31
Chimera Investment Corp. †	1,985	33
Corporate Office Properties Trust	2,301	71
Cousins Properties, Inc. †	2,400	58
Crystal River Capital, Inc. †	1,500	16
DCT Industrial Trust, Inc. †	10,100	91
Deerfield Capital Corp. †	3,000	19
DiamondRock Hospitality Co. †	5,700	71
Digital Realty Trust, Inc. †	3,359	121
DuPont Fabros Technology, Inc.	2,127	36
EastGroup Properties, Inc. †	1,440	61
Education Realty Trust, Inc. †	1,590	20
Entertainment Properties Trust †	1,660	78
Equity Lifestyle Properties, Inc. †	1,159	53
Equity One, Inc. †	2,178	47
Extra Space Storage, Inc. †	3,871	58
FelCor Lodging Trust, Inc.	3,774	48
First Industrial Realty Trust, Inc. †	2,692	82
First Potomac Realty Trust †	1,400	22
Franklin Street Properties Corp. †	3,522	44
Getty Realty Corp.	976	26
Glimcher Realty Trust †	2,278	26
GMH Communities Trust	1,800	16
Gramercy Capital Corp. of New York †	1,500	31
Healthcare Realty Trust, Inc. †	3,000	71
Hersha Hospitality Trust †	2,400	22
Highwoods Properties, Inc. †	3,430	101
Home Properties, Inc. †	1,955	90
IMPAC Mortgage Holdings, Inc. †	4,315	5
Inland Real Estate Corp. †	3,500	49
Investors Real Estate Trust †	3,236	30
JER Investors Trust, Inc. †	1,499	15
Kite Realty Group Trust	1,200	15
LaSalle Hotel Properties	2,414	70
Lexington Realty Trust †	3,937	57
LTC Properties, Inc.	1,329	32
Luminent Mortgage Capital, Inc. †	2,172	1
Maguire Properties, Inc. †	2,200	50
Medical Properties Trust, Inc. †	2,992	36
MFA Mortgage Investments, Inc. †	8,954	86
Mid-America Apartment Communities, Inc. †	1,595	77
Mission West Properties †	1,100	10
National Health Investors, Inc. †	1,334	40
National Retail Properties, Inc. †	4,227	87
Nationwide Health Properties, Inc. †	5,631	171
Newcastle Investment Corp. †	2,533	27
NorthStar Realty Finance Corp. †	3,736	33
OMEGA Healthcare Investors, Inc. †	4,063	69
Parkway Properties, Inc. of Maryland †	956	34
Pennsylvania Real Estate Investment Trust †	1,986	49
Post Properties, Inc.	2,622	110
PS Business Parks, Inc.	901	44
Quadra Realty Trust, Inc. †	1,000	11
RAIT Financial Trust †	3,832	29
Ramco-Gershenson Properties	1,060	24
Realty Income Corp. †	6,047	139

EQUITY PORTFOLIOS  19  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Real Estate Investment Trusts - 6.0% – (continued)
Redwood Trust, Inc. †	1,435	$48
Resource Capital Corp. †	1,300	11
Saul Centers, Inc. †	607	28
Senior Housing Properties Trust	5,610	119
Sovran Self Storage, Inc. †	1,340	52
Strategic Hotels & Resorts, Inc.	4,487	64
Sun Communities, Inc. †	896	18
Sunstone Hotel Investors, Inc.	3,764	59
Tanger Factory Outlet Centers, Inc. †	1,822	65
U-Store-It Trust †	2,810	28
Universal Health Realty Income Trust †	664	22
Urstadt Biddle Properties, Inc., Class A	1,217	18
Washington Real Estate Investment Trust †	2,737	87
Winthrop Realty Trust †	2,800	14

		4,122

Retail - 4.9%
99 Cents Only Stores * †	2,800	26
AC Moore Arts & Crafts, Inc. * †	1,103	9
Aeropostale, Inc. * †	3,967	107
AFC Enterprises * †	1,600	12
Asbury Automotive Group, Inc. †	1,512	21
Bebe Stores, Inc.	1,500	18
Benihana, Inc., Class A * †	700	7
Big 5 Sporting Goods Corp. †	1,291	12
BJ’s Restaurants, Inc. * †	906	12
Blockbuster, Inc., Class A * †	11,600	35
Bob Evans Farms, Inc. †	2,004	58
Bon-Ton Stores (The), Inc. †	600	3
Books-A-Million, Inc.	800	7
Borders Group, Inc. †	3,500	32
Brown Shoe Co., Inc.	2,644	39
Buckle (The), Inc.	807	37
Buffalo Wild Wings, Inc. * †	942	22
Build-A-Bear Workshop, Inc. * †	900	10
Cabela’s, Inc. * †	2,300	31
Cache, Inc. * †	662	7
California Pizza Kitchen, Inc. * †	1,741	24
Carrols Restaurant Group, Inc. *	600	5
Casey’s General Stores, Inc.	2,987	75
Cash America International, Inc.	1,791	58
Casual Male Retail Group, Inc. * †	2,073	8
Cato (The) Corp., Class A †	1,806	28
CBRL Group, Inc. †	1,485	54
CEC Entertainment, Inc. * †	1,530	41
Charlotte Russe Holding, Inc. * †	1,510	29
Charming Shoppes, Inc. * †	7,023	39
Children’s Place Retail Stores (The), Inc. * †	1,407	30
Chipotle Mexican Grill, Inc., Class B * †	1,893	163
Christopher & Banks Corp. †	2,160	23
Citi Trends, Inc. * †	800	12
CKE Restaurants, Inc. †	3,444	38
Collective Brands, Inc. * †	3,867	61
Columbia Sportswear Co. †	800	33
Conn’s, Inc. * †	700	9
CSK Auto Corp. * †	2,612	24
Denny’s Corp. * †	5,400	17
Domino’s Pizza, Inc. †	2,661	35
Dress Barn, Inc. * †	2,812	37
DSW, Inc., Class A * †	936	17
Eddie Bauer Holdings, Inc. * †	1,800	11
Ezcorp, Inc., Class A *	2,200	26
FGX International Holdings Ltd. *	700	8
Finish Line (The), Inc., Class A †	2,586	7
First Cash Financial Services, Inc. * †	1,400	13
Fred’s, Inc. †	2,288	20
Gander Mountain Co. * †	200	1
Genesco, Inc. * †	1,388	42
Group 1 Automotive, Inc. †	1,387	34
Gymboree Corp. * †	1,716	68
Haverty Furniture Cos., Inc. †	1,140	11
hhgregg, Inc. *	500	6
Hibbett Sports, Inc. * †	1,910	30
HOT Topic, Inc. * †	2,545	12
IHOP Corp. †	1,067	49
Insight Enterprises, Inc. *	2,832	50
J Crew Group, Inc. * †	2,300	92
Jack in the Box, Inc. *	3,526	93
Jamba, Inc. * †	3,000	7
Jo-Ann Stores, Inc. * †	1,423	23
Jos. A. Bank Clothiers, Inc. * †	1,083	25
Kenneth Cole Productions, Inc., Class A †	571	8
Krispy Kreme Doughnuts, Inc. * †	3,600	10
Landry’s Restaurants, Inc. †	820	15
Lithia Motors, Inc., Class A †	909	9

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  20  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Retail - 4.9% – (continued)
Longs Drug Stores Corp.	1,963	$94
Lululemon Athletica, Inc. * †	739	20
MarineMax, Inc. * †	919	11
McCormick & Schmick’s Seafood Restaurants, Inc. * †	800	9
Men’s Wearhouse, Inc. †	3,200	74
Morton’s Restaurant Group, Inc. * †	600	5
Movado Group, Inc. †	1,096	21
New York & Co., Inc. * †	1,200	7
NexCen Brands, Inc. * †	2,500	10
Nu Skin Enterprises, Inc., Class A	2,964	49
O’Charleys, Inc. †	1,236	14
P.F. Chang’s China Bistro, Inc. * †	1,509	43
Pacific Sunwear of California, Inc. * †	4,200	47
Pantry (The), Inc. * †	1,409	34
Papa John’s International, Inc. * †	1,248	33
PC Connection, Inc. * †	500	5
Pep Boys - Manny, Moe & Jack †	2,433	28
Pier 1 Imports, Inc. *	5,300	28
Pricesmart, Inc. †	700	17
Red Robin Gourmet Burgers, Inc. * †	955	32
Regis Corp.	2,629	66
Retail Ventures, Inc. * †	1,600	11
Ruby Tuesday, Inc. †	3,304	23
Rush Enterprises, Inc., Class A *	1,950	29
Ruth’s Chris Steak House * †	1,100	8
Sally Beauty Holdings, Inc. * †	5,700	44
School Specialty, Inc. * †	1,222	37
Select Comfort Corp. * †	2,839	12
Shoe Carnival, Inc. * †	522	7
Sonic Automotive, Inc., Class A †	1,866	33
Sonic Corp. * †	3,650	78
Stage Stores, Inc. †	2,577	33
Steak n Shake (The) Co. * †	1,620	14
Stein Mart, Inc. †	1,545	9
Systemax, Inc. †	600	6
Talbots, Inc. †	1,500	12
Texas Roadhouse, Inc., Class A * †	3,200	30
Triarc Cos., Inc., Class B †	3,665	31
Tuesday Morning Corp. †	1,630	9
Tween Brands, Inc. * †	1,465	43
Ulta Salon Cosmetics & Fragrance, Inc. * †	558	8
Under Armour, Inc., Class A * †	1,487	55
West Marine, Inc. * †	871	7
Wet Seal (The), Inc., Class A * †	4,700	13
World Fuel Services Corp. †	1,710	53
Zale Corp. * †	2,670	52
Zumiez, Inc. * †	1,100	19

		3,358

Savings & Loans - 1.0%
Abington Bancorp, Inc. †	640	7
Anchor BanCorp Wisconsin, Inc. †	1,128	21
BankAtlantic Bancorp, Inc., Class A †	2,384	11
BankFinancial Corp.	1,300	19
BankUnited Financial Corp., Class A †	2,030	10
Beneficial Mutual Bancorp, Inc. * †	2,100	19
Berkshire Hills Bancorp, Inc.	634	14
Brookline Bancorp, Inc. †	3,787	36
Clifton Savings Bancorp, Inc. †	700	7
Dime Community Bancshares	1,344	21
Downey Financial Corp. †	1,300	34
First Financial Holdings, Inc.	657	15
First Niagara Financial Group, Inc. †	6,115	70
First Place Financial Corp. of Ohio †	989	12
FirstFed Financial Corp. * †	775	24
Flagstar Bancorp, Inc. †	2,573	19
Flushing Financial Corp.	1,190	19
Franklin Bank Corp. of Houston * †	1,400	5
Investors Bancorp, Inc. * †	3,000	44
K-Fed Bancorp †	300	3
Kearny Financial Corp. †	1,179	13
NASB Financial, Inc. †	199	4
NewAlliance Bancshares, Inc. †	6,800	77
Northwest Bancorp, Inc. †	994	26
Oritani Financial Corp. * †	700	8
PFF Bancorp, Inc. †	1,277	11
Provident Financial Services, Inc. †	3,727	45
Provident New York Bancorp †	2,253	30
Rockville Financial, Inc. †	517	6
Roma Financial Corp. †	541	7
TierOne Corp. †	1,046	15
United Community Financial Corp. of Ohio †	1,612	9
ViewPoint Financial Group †	662	10
Wauwatosa Holdings, Inc. * †	509	6
Westfield Financial, Inc.	620	6

EQUITY PORTFOLIOS  21  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Savings & Loans - 1.0% – (continued)
WSFS Financial Corp. †	321	$15

		698

Semiconductors - 2.7%
Actel Corp. *	1,509	18
Advanced Analogic Technologies, Inc. *	2,200	14
AMIS Holdings, Inc. * †	3,900	27
Amkor Technology, Inc. * †	6,200	73
Anadigics, Inc. * †	3,500	25
Applied Micro Circuits Corp. * †	4,300	32
Asyst Technologies, Inc. *	2,591	9
ATMI, Inc. * †	2,047	56
AuthenTec, Inc. * †	400	4
Axcelis Technologies, Inc. * †	5,953	34
Brooks Automation, Inc. * †	4,202	42
Cabot Microelectronics Corp. *	1,381	46
Cavium Networks, Inc. * †	400	6
Cirrus Logic, Inc. * †	5,108	26
Cohu, Inc. †	1,305	21
Conexant Systems, Inc. * †	25,600	14
Credence Systems Corp. * †	5,321	8
Diodes, Inc. * †	1,789	40
DSP Group, Inc. * †	1,883	22
Emulex Corp. *	5,100	76
Entegris, Inc. *	6,948	49
Entropic Communications, Inc. *	500	3
Exar Corp. *	2,520	20
Formfactor, Inc. * †	2,800	50
Hittite Microwave Corp. * †	1,000	33
IPG Photonics Corp. * †	606	10
IXYS Corp. * †	1,427	10
Kulicke & Soffa Industries, Inc. * †	3,331	17
Lattice Semiconductor Corp. * †	6,567	17
LTX Corp. * †	3,582	12
Mattson Technology, Inc. * †	3,021	18
Micrel, Inc. †	3,415	25
Microsemi Corp. * †	4,536	99
Microtune, Inc. *	3,077	16
MIPS Technologies, Inc. * †	2,500	9
MKS Instruments, Inc. * †	3,050	61
Monolithic Power Systems, Inc. * †	1,400	23
Netlogic Microsystems, Inc. * †	981	23
Omnivision Technologies, Inc. * †	3,286	52
ON Semiconductor Corp. * †	14,532	87
Pericom Semiconductor Corp. * †	1,541	21
Photronics, Inc. * †	2,479	25
PLX Technology, Inc. * †	1,600	10
PMC - Sierra, Inc. * †	12,800	61
Rubicon Technology, Inc. * †	400	12
Rudolph Technologies, Inc. * †	1,652	14
Semitool, Inc. * †	1,245	10
Semtech Corp. *	3,750	48
Silicon Image, Inc. * †	5,100	23
Sirf Technology Holdings, Inc. * †	3,601	23
Skyworks Solutions, Inc. * †	9,565	79
Spansion, Inc., Class A * †	5,500	15
Standard Microsystems Corp. *	1,355	39
Supertex, Inc. * †	737	15
Syntax-Brillian Corp. * †	3,300	2
Techwell, Inc. * †	800	8
Tessera Technologies, Inc. * †	2,800	66
TriQuint Semiconductor, Inc. * †	8,399	40
Ultra Clean Holdings *	1,000	10
Ultratech, Inc. * †	1,367	13
Veeco Instruments, Inc. * †	1,890	29
Volterra Semiconductor Corp. * †	1,200	10
Zoran Corp. *	2,957	41

		1,841

Software - 3.6%
ACI Worldwide, Inc. * †	2,254	40
Actuate Corp. *	3,500	17
Advent Software, Inc. * †	1,101	49
Allscripts Healthcare Solutions, Inc. * †	3,254	35
American Reprographics Co. * †	1,740	28
Ansys, Inc. *	4,610	172
Avid Technology, Inc. * †	2,500	61
Blackbaud, Inc. †	2,595	68
Blackboard, Inc. * †	1,700	49
BladeLogic, Inc. *	294	6
Borland Software Corp. * †	4,122	8
Bottomline Technologies, Inc. * †	1,300	17
CommVault Systems, Inc. * †	2,150	30
Computer Programs & Systems, Inc. †	498	11
Concur Technologies, Inc. * †	2,571	75
CSG Systems International, Inc. * †	2,280	26

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  22  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Software - 3.6% – (continued)
Deltek, Inc. * †	500	$6
Digi International, Inc. * †	1,500	16
DivX, Inc. *	1,377	14
Double-Take Software, Inc. * †	500	5
Eclipsys Corp. *	2,773	59
Epicor Software Corp. * †	3,505	39
EPIQ Systems, Inc. * †	1,815	25
FalconStor Software, Inc. * †	1,815	15
Glu Mobile, Inc. * †	400	2
Guidance Software, Inc. * †	200	2
Informatica Corp. * †	5,182	90
infoUSA, Inc.	1,878	14
Innerworkings, Inc. * †	1,400	19
Interactive Intelligence, Inc. * †	800	11
JDA Software Group, Inc. * †	1,619	28
Lawson Software, Inc. * †	7,395	58
Mantech International Corp., Class A *	1,157	51
MicroStrategy, Inc., Class A *	557	37
Midway Games, Inc. * †	1,221	2
Monotype Imaging Holdings, Inc. * †	558	8
MSC.Software Corp. *	2,600	33
Nuance Communications, Inc. * †	8,894	146
Omnicell, Inc. * †	2,000	38
Omniture, Inc. * †	2,639	61
OpenTV Corp., Class A * †	5,000	7
Packeteer, Inc. * †	2,022	9
Parametric Technology Corp. * †	6,866	105
PDF Solutions, Inc. * †	1,329	8
Pegasystems, Inc. †	755	7
Phase Forward, Inc. *	2,500	40
Progress Software Corp. * †	2,450	70
PROS Holdings, Inc. * †	400	5
QAD, Inc. †	875	8
Quality Systems, Inc. †	980	32
Quest Software, Inc. *	4,038	57
Renaissance Learning, Inc. †	518	7
Schawk, Inc. †	896	14
Seachange International, Inc. * †	1,600	9
Smith Micro Software, Inc. * †	1,700	9
Solera Holdings, Inc. * †	1,500	36
SourceForge, Inc. * †	3,700	6
SPSS, Inc. * †	1,093	42
Sybase, Inc. *	5,400	144
Synchronoss Technologies, Inc. * †	1,100	18
SYNNEX Corp. * †	1,000	21
Take-Two Interactive Software, Inc. * †	4,300	114
Taleo Corp., Class A * †	1,000	19
THQ, Inc. * †	3,955	74
Trident Microsystems, Inc. * †	3,500	17
Tyler Technologies, Inc. * †	2,257	31
Ultimate Software Group, Inc. * †	1,500	41
Unica Corp. * †	600	4
Wind River Systems, Inc. *	4,448	32

		2,457

Storage/Warehousing - 0.1%
Mobile Mini, Inc. *	2,154	40

Telecommunications - 3.4%
3Com Corp. *	23,323	77
Acme Packet, Inc. * †	1,290	10
Adaptec, Inc. * †	6,791	18
Adtran, Inc. †	3,494	64
Advanced Radio Telecom Corp. *	10,900	—
Airvana, Inc. *	415	2
Alaska Communications Systems Group, Inc. †	2,500	28
Anaren, Inc. * †	897	11
Anixter International, Inc. * †	1,791	117
Arris Group, Inc. * †	8,136	47
Aruba Networks, Inc. * †	600	3
Atheros Communications, Inc. *	3,300	80
Atlantic Tele-Network, Inc. †	500	15
Avanex Corp. * †	10,100	8
BigBand Networks, Inc. *	600	4
Black Box Corp. †	1,003	31
Cbeyond, Inc. * †	1,300	21
Centennial Communications Corp. * †	1,500	8
Cincinnati Bell, Inc. * †	14,959	58
Comtech Telecommunications Corp. * †	1,347	58
Consolidated Communications Holdings, Inc. †	1,328	19
CPI International, Inc. * †	400	4
Ditech Networks, Inc. * †	1,601	4
EMS Technologies, Inc. *	900	26
Extreme Networks * †	6,855	21
Fairpoint Communications, Inc. †	2,090	21
FiberTower Corp. * †	5,900	9

EQUITY PORTFOLIOS  23  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Telecommunications - 3.4% – (continued)
Finisar Corp. * †	16,143	$26
Foundry Networks, Inc. * †	8,600	102
General Communication, Inc., Class A * †	3,119	18
GeoEye, Inc. * †	1,000	30
Global Crossing Ltd. * †	2,158	42
Globalstar, Inc. * †	1,120	9
Harmonic, Inc. *	5,605	50
Harris Stratex Networks, Inc., Class A * †	1,450	15
Hughes Communications, Inc. *	400	19
Hungarian Telephone & Cable * †	200	3
Hypercom Corp. * †	3,017	11
ICO Global Communications Holdings Ltd. * †	6,000	15
IDT Corp., Class B †	2,600	15
Infinera Corp. *	1,021	12
InterDigital, Inc. * †	2,766	48
Iowa Telecommunications Services, Inc. †	1,800	29
iPCS, Inc. †	1,000	19
Ixia *	2,559	19
Knology, Inc. * †	1,500	18
Loral Space & Communications, Inc. *	600	15
Mastec, Inc. * †	2,519	22
MRV Communications, Inc. * †	9,171	15
Netgear, Inc. *	2,100	46
Network Equipment Technologies, Inc. * †	1,400	8
Neutral Tandem, Inc. * †	400	8
Nextwave Wireless, Inc. * †	1,800	10
Novatel Wireless, Inc. * †	1,900	20
NTELOS Holdings Corp. †	1,600	34
Oplink Communications, Inc. * †	1,342	17
Opnext, Inc. * †	925	4
Optium Corp. * †	700	5
Orbcomm, Inc. *	1,400	8
PAETEC Holding Corp. * †	4,421	34
Plantronics, Inc.	2,900	55
Polycom, Inc. *	5,400	118
Powerwave Technologies, Inc. * †	7,906	23
Preformed Line Products Co. †	100	5
Premiere Global Services, Inc. * †	3,679	52
RCN Corp. * †	1,800	20
RF Micro Devices, Inc. * †	15,887	50
Rural Cellular Corp., Class A * †	700	31
SAVVIS, Inc. * †	1,600	31
Shenandoah Telecom Co. †	1,329	20
ShoreTel, Inc. * †	548	3
Sonus Networks, Inc. * †	16,000	53
Starent Networks Corp. * †	819	13
SureWest Communications †	808	10
Switch & Data Facilities Co., Inc. * †	761	8
Sycamore Networks, Inc. * †	11,172	39
Symmetricom, Inc. * †	2,529	9
Syniverse Holdings, Inc. *	1,670	28
Tekelec * †	3,577	43
Time Warner Telecom, Inc., Class A * †	8,593	137
USA Mobility, Inc. * †	1,362	14
UTStarcom, Inc. * †	6,200	17
Veraz Networks, Inc. * †	400	1
Viasat, Inc. * †	1,491	31
Virgin Mobile USA, Inc., Class A *	1,611	8
Vonage Holdings Corp. * †	3,400	6

		2,335

Textiles - 0.1%
G&K Services, Inc., Class A	1,288	49
Unifirst Corp. of Massachusetts	874	34

		83

Toys, Games & Hobbies - 0.2%
Jakks Pacific, Inc. * †	1,678	47
Leapfrog Enterprises, Inc. * †	2,000	11
Marvel Entertainment, Inc. * †	2,900	73
RC2 Corp. * †	1,106	21

		152

Transportation - 1.8%
ABX Air, Inc. * †	3,400	10
American Commercial Lines, Inc. * †	2,988	51
Arkansas Best Corp. †	1,422	38
Arlington Tankers Ltd. †	700	14
Atlas Air Worldwide Holdings, Inc. * †	815	41
Bristow Group, Inc. * †	1,242	66
Celadon Group, Inc. * †	1,400	13
Double Hull Tankers, Inc. †	1,200	14
Dynamex, Inc. * †	639	15
Eagle Bulk Shipping, Inc. †	2,800	75
Forward Air Corp. †	1,786	52
Genco Shipping & Trading Ltd. †	1,172	68
General Maritime Corp. †	1,700	40

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  24  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% – CONTINUED
Transportation - 1.8% – (continued)
Genesee & Wyoming, Inc., Class A *	1,854	$58
Golar LNG Ltd. †	2,100	40
Gulfmark Offshore, Inc. * †	1,340	68
Heartland Express, Inc. †	3,445	48
Horizon Lines, Inc., Class A †	1,954	39
HUB Group, Inc., Class A *	2,300	69
Knight Transportation, Inc. †	3,466	51
Knightsbridge Tankers Ltd. †	1,000	26
Marten Transport Ltd. * †	850	12
Nordic American Tanker Shipping †	1,800	51
Old Dominion Freight Line, Inc. * †	1,758	48
Pacer International, Inc.	2,046	31
Patriot Transportation Holding, Inc. *	100	8
PHI, Inc. *	800	24
Saia, Inc. *	773	11
Ship Finance International Ltd. †	1,900	49
TBS International Ltd., Class A * †	300	10
Ultrapetrol Bahamas Ltd. * †	900	13
Universal Truckload Services, Inc. * †	300	6
Werner Enterprises, Inc. †	2,758	49

		1,208

Trucking & Leasing - 0.1%
AMERCO, Inc. * †	600	31
Greenbrier Cos., Inc. †	1,024	27
TAL International Group, Inc. †	887	19
Textainer Group Holdings Ltd.	400	6

		83

Water - 0.2%
American States Water Co. †	1,043	34
California Water Service Group	1,095	41
Consolidated Water Co., Inc. †	800	17
Pico Holdings, Inc. * †	866	30
SJW Corp. †	858	26
Southwest Water Co. †	1,318	14

		162

Total Common Stocks (Cost $70,853)		66,749

INVESTMENT COMPANY - 51.8%
Northern Institutional Funds -
Liquid Assets Portfolio (1) (2)	35,635,796	35,636

Total Investment Company (Cost $35,636)		35,636

OTHER - 0.0%
Escrow DLB Oil & Gas *	400	—
Escrow Position PetroCorp. *	420	—
Total Other (Cost $-)		—
RIGHTS - 0.0%
CSF Holdings, Inc. *	2,000	—
Security Bank Corp. *	872	—
Total Rights (Cost $-)		—
WARRANTS - 0.0%
American Satellite Network, Exp. 12/31/40 *	350	—
Optical Cable Corp., Fractional Shares, Exp. 10/24/07, Strike $4.88 *	79,600	—
Pegasus Wireless Corp., Exp. 12/08/08, Strike $4.88 *	280	—
Total Warrants (Cost $-)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.2%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$1,398	1,398
United States Treasury Bill,(3) 2.97%, 6/26/08	160	158

Total Short-Term Investments (Cost $1,556)		1,556

Total Investments - 151.0% (Cost $108,045)		103,941
Liabilities less Other Asstes - (51.0)%		(35,106)

NET ASSETS - 100.0%		$68,835

EQUITY PORTFOLIOS  25  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

(1)	Investment in affiliated Portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At February 29, 2008, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini Russell 2000	30	$2,060	Long	3/08	$(58)

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$108,045

Gross tax appreciation of investments	$6,762
Gross tax depreciation of investments	(10,866)

Net tax depreciation of investments	$(4,104)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$102,385	$(58)
Level 2	1,556	—
Level 3	—	—

Total	$103,941	$(58)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  26  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7%
Aerospace/Defense - 1.6%
Goodrich Corp.	560	$33
Rockwell Collins, Inc.	718	42

		75

Agriculture - 1.6%
Bunge Ltd. †	665	74

Auto Parts & Equipment - 1.3%
Johnson Controls, Inc.	1,795	59

Banks - 1.0%
Marshall & Ilsley Corp. †	1,895	44

Beverages - 1.8%
Hansen Natural Corp. * †	1,960	81

Biotechnology - 2.7%
Charles River Laboratories International, Inc. *	955	56
Invitrogen Corp. *	790	67

		123

Chemicals - 3.5%
Agrium, Inc. †	890	65
Air Products & Chemicals, Inc.	580	53
FMC Corp. †	790	45

		163

Coal - 1.1%
Massey Energy Co. †	1,355	52

Commercial Services - 3.8%
Iron Mountain, Inc. *	2,185	66
ITT Educational Services, Inc. * †	880	48
Pharmaceutical Product Development, Inc.	1,400	63

		177

Computers - 3.3%
DST Systems, Inc. * †	990	70
Micros Systems, Inc. * †	2,570	82

		152

Distribution/Wholesale - 0.6%
LKQ Corp. * †	1,315	28

Diversified Financial Services - 1.7%
Ameriprise Financial, Inc.	775	39
GFI Group, Inc. * †	485	37

		76

Electrical Components & Equipment - 1.4%
Ametek, Inc.	1,560	66

Electronics - 5.4%
Amphenol Corp., Class A	1,945	72
Dolby Laboratories, Inc., Class A * †	955	42
Mettler-Toledo International, Inc. *	790	77
Thermo Fisher Scientific Inc. *	1,000	56

		247

Engineering & Construction - 2.6%
Chicago Bridge & Iron Co. N.V. New York Shares †	1,533	72
Jacobs Engineering Group, Inc. *	600	48

		120

Environmental Control - 2.8%
Republic Services, Inc.	2,095	64
Stericycle, Inc. * †	1,175	63

		127

Food - 0.8%
Hain Celestial Group, Inc. * †	1,355	37

Gas - 1.7%
Energen Corp.	1,270	76

Healthcare - Products - 4.5%
Bard (C.R.), Inc.	690	66
Hologic, Inc. * †	1,145	69
Varian Medical Systems, Inc. *	1,380	72

		207

Healthcare - Services - 1.5%
Pediatrix Medical Group, Inc. * †	1,055	70

Household Products/Wares - 1.8%
Church & Dwight Co., Inc. †	1,565	84

Internet - 1.6%
VeriSign, Inc. * †	2,150	75

Iron/Steel - 0.8%
Carpenter Technology Corp.	585	37

Leisure Time - 1.0%
WMS Industries, Inc. * †	1,195	45

Lodging - 1.0%
Choice Hotels International, Inc. †	1,465	48

Machinery - Construction & Mining - 1.2%
Joy Global, Inc.	855	57

Machinery - Diversified - 3.1%
AGCO Corp. * †	1,171	76
Flowserve Corp.	625	68

		144

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7% – CONTINUED
Media - 3.1%
Discovery Holding Co., Class A *	3,810	$86
Liberty Global, Inc., Class A *	1,570	59

		145

Miscellaneous Manufacturing - 4.0%
Aptargroup, Inc. †	1,425	54
Roper Industries, Inc.	1,690	95
SPX Corp.	355	36

		185

Oil & Gas - 6.3%
Denbury Resources, Inc. *	2,555	81
Diamond Offshore Drilling, Inc. †	485	59
Murphy Oil Corp.	700	56
Noble Energy, Inc.	1,213	94

		290

Oil & Gas Services - 6.0%
Core Laboratories N.V. * †	765	93
National-Oilwell Varco, Inc. *	815	51
Oceaneering International, Inc. *	985	59
Smith International, Inc.	1,145	72

		275

Pharmaceuticals - 1.9%
Allergan, Inc.	615	36
Express Scripts, Inc. *	889	53

		89

Retail - 6.3%
Advance Auto Parts, Inc.	1,935	65
Burger King Holdings, Inc. †	2,720	70
Coach, Inc. *	1,845	56
Dick’s Sporting Goods, Inc. * †	1,285	35
Ross Stores, Inc. †	2,230	62

		288

Savings & Loans - 1.2%
New York Community Bancorp, Inc. †	3,245	53

Semiconductors - 2.6%
Intersil Corp., Class A	2,670	62
MEMC Electronic Materials, Inc. *	785	60

		122

Software - 3.0%
Activision, Inc. *	3,430	93
Ansys, Inc. *	1,145	43

		136

Telecommunications - 2.1%
Juniper Networks, Inc. *	2,100	56
Millicom International Cellular S.A. *	350	39

		95

Transportation - 1.0%
CSX Corp. †	945	46

Total Common Stocks (Cost $4,178)		4,268
INVESTMENT COMPANY - 33.1%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	1,525,560	1,525

Total Investment Company (Cost $1,525)		1,525

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 5.4%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$248	248

Total Short-Term Investment (Cost $248)		248

Total Investments - 131.2% (Cost $5,951)		6,041

Liabilities less Other Assets - (31.2)%		(1,437)

NET ASSETS - 100.0%		$4,604

(1)	Investment in affiliated Portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,951

Gross tax appreciation of investments	$232
Gross tax depreciation of investments	(142)

Net tax appreciation of investments	$90

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2008 (UNAUDITED)
MID CAP GROWTH PORTFOLIO (continued)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$5,793	$—
Level 2	248	—
Level 3	—	—

Total	$6,041	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%
Aerospace/Defense - 1.9%
Lockheed Martin Corp.	16,100	$1,661

Agriculture - 1.3%
Bunge Ltd. †	9,800	1,086

Apparel - 2.4%
NIKE, Inc., Class B	33,800	2,035

Beverages - 3.4%
Cia de Bebides das Americas ADR	16,200	1,320
PepsiCo, Inc.	22,800	1,586

		2,906

Biotechnology - 2.0%
Genzyme Corp. *	23,800	1,688

Chemicals - 4.4%
Monsanto Co.	18,700	2,163
Mosaic (The) Co. *	14,000	1,558

		3,721

Computers - 6.2%
EMC Corp. of Massachusetts *	46,900	729
Hewlett-Packard Co.	33,000	1,576
IBM Corp.	26,100	2,972

		5,277

Cosmetics/Personal Care - 1.6%
Colgate-Palmolive Co.	17,900	1,362

Diversified Financial Services - 1.5%
Goldman Sachs Group (The), Inc.	4,600	780
Lehman Brothers Holdings, Inc. †	9,500	485

		1,265

Electric - 2.3%
Entergy Corp.	8,200	843
PPL Corp.	25,300	1,148

		1,991

Engineering & Construction - 6.1%
ABB Ltd. ADR	45,100	1,129
Fluor Corp.	7,700	1,072
Jacobs Engineering Group, Inc. *	16,100	1,293
KBR, Inc. * †	26,200	873
McDermott International, Inc. *	16,600	867

		5,234

Entertainment - 2.0%
International Game Technology	37,700	1,702

Healthcare - Products - 5.0%
Baxter International, Inc.	42,800	2,526
Becton, Dickinson & Co.	19,000	1,718

		4,244

Healthcare - Services - 0.8%
Aetna, Inc.	13,300	660

Insurance - 2.0%
Aflac, Inc.	26,900	1,679

Internet - 0.6%
eBay, Inc. *	18,900	498

Machinery - Construction & Mining - 1.0%
Joy Global, Inc.	13,500	896

Machinery - Diversified - 1.5%
Deere & Co.	15,600	1,329

Miscellaneous Manufacturing - 2.0%
Honeywell International, Inc.	29,300	1,686

Oil & Gas - 4.1%
Devon Energy Corp.	16,900	1,736
Occidental Petroleum Corp.	22,900	1,772

		3,508

Oil & Gas Services - 7.5%
Cameron International Corp. *	20,000	850
ENSCO International, Inc.	15,400	921
National-Oilwell Varco, Inc. *	25,000	1,558
Schlumberger Ltd.	16,600	1,435
Transocean, Inc. *	11,703	1,644

		6,408

Pharmaceuticals - 5.3%
Forest Laboratories, Inc. *	49,100	1,953
Merck & Co., Inc.	16,500	731
Teva Pharmaceutical Industries Ltd. ADR †	38,100	1,869

		4,553

Retail - 9.6%
Abercrombie & Fitch Co., Class A †	11,400	884
Gap (The), Inc.	39,500	797
McDonald’s Corp.	30,300	1,640
TJX Cos., Inc.	54,100	1,731
Wal-Mart Stores, Inc.	62,800	3,114

		8,166

Semiconductors - 6.9%
Intel Corp.	148,600	2,965
MEMC Electronic Materials, Inc. *	21,000	1,602

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% – CONTINUED
Semiconductors - 6.9% – (continued)
Texas Instruments, Inc.	43,700	$1,309

		5,876

Software - 6.6%
Adobe Systems, Inc. *	17,500	589
Microsoft Corp.	120,100	3,269
Oracle Corp. *	96,400	1,812

		5,670

Telecommunications - 4.5%
Cisco Systems, Inc. *	75,000	1,828
Nokia OYJ ADR †	31,800	1,145
QUALCOMM, Inc.	20,200	856

		3,829

Transportation - 3.3%
C.H. Robinson Worldwide, Inc.	10,800	548
CSX Corp. †	30,900	1,499
United Parcel Service, Inc., Class B	11,600	815

		2,862

Total Common Stocks (Cost $79,124)		81,792
INVESTMENT COMPANY - 8.1%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	6,887,195	6,887

Total Investment Company (Cost $6,887)		6,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 4.4%
Calyon, Grand Cayman,
Eurodollar Time Deposit, 3.25%, 3/3/08	$3,725	3,725

Total Short-Term Investment (Cost $3,725)		3,725

Total Investments - 108.3% (Cost $89,736)		92,404
Liabilities less Other Assets - (8.3)%		(7,095)

NET ASSETS - 100.0%		$85,309

(1)	Investment in affiliated Portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$89,736

Gross tax appreciation of investments	$5,991
Gross tax depreciation of investments	(3,323)

Net tax appreciation of investments	$2,668

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Focused Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$88,679	$—
Level 2	3,725	—
Level 3	—	—

Total	$92,404	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2%
Aerospace/Defense - 5.0%
Lockheed Martin Corp.	5,615	$579
Northrop Grumman Corp.	14,770	1,161
Raytheon Co.	10,550	684
Rockwell Collins, Inc.	10,115	596

		3,020

Banks - 1.4%
Bank of America Corp.	11,575	460
Wachovia Corp.	13,380	410

		870

Beverages - 0.7%
Pepsi Bottling Group, Inc.	12,275	417

Biotechnology - 4.9%
Amgen, Inc. *	23,555	1,072
Biogen Idec, Inc. *	22,630	1,321
Invitrogen Corp. *	7,240	612

		3,005

Chemicals - 2.1%
Celanese Corp., Class A	21,045	819
Lubrizol Corp.	8,265	482

		1,301

Commercial Services - 0.8%
McKesson Corp.	8,050	473

Computers - 5.4%
Cadence Design Systems, Inc. *	24,165	257
Electronic Data Systems Corp.	23,365	405
IBM Corp.	23,340	2,657

		3,319

Cosmetics/Personal Care - 4.3%
Colgate-Palmolive Co.	10,270	782
Procter & Gamble Co.	28,230	1,868

		2,650

Diversified Financial Services - 5.4%
Fannie Mae	56,775	1,570
Goldman Sachs Group (The), Inc.	5,055	857
JPMorgan Chase & Co.	21,530	875

		3,302

Electric - 3.2%
Duke Energy Corp.	40,140	704
Mirant Corp. * †	18,465	683
NRG Energy, Inc. * †	13,810	570

		1,957

Electronics - 1.1%
Applera Corp. - Applied Biosystems Group	19,145	645

Food - 2.5%
General Mills, Inc.	17,130	959
Unilever N.V., New York Shares †	18,515	576

		1,535

Gas - 1.0%
Energen Corp.	10,160	610

Healthcare - Products - 2.6%
Baxter International, Inc.	15,720	928
Covidien Ltd.	15,956	683

		1,611

Healthcare - Services - 0.9%
WellPoint, Inc. *	7,505	526

Home Furnishings - 1.2%
Matsushita Electric Industrial Co. Ltd. ADR	34,980	734

Household Products/Wares - 1.0%
Clorox Co.	10,470	609

Insurance - 5.2%
Allstate (The) Corp.	10,005	478
American International Group, Inc.	11,450	537
Chubb Corp.	9,415	479
Hartford Financial Services Group, Inc.	7,335	513
Prudential Financial, Inc.	7,695	561
Travelers Cos. (The), Inc.	13,390	621

		3,189

Internet - 1.2%
eBay, Inc. *	27,875	735

Iron/Steel - 1.1%
United States Steel Corp.	6,400	694

Machinery - Diversified - 2.4%
Deere & Co.	17,055	1,453

Media - 2.4%
Disney (The Walt) Co.	45,140	1,463

Mining - 1.0%
Barrick Gold Corp.	12,250	636

Miscellaneous Manufacturing - 1.9%
ITT Corp.	9,705	546
Parker Hannifin Corp.	9,500	614

		1,160

Oil & Gas - 13.7%
Chevron Corp.	27,620	2,394

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.2% – CONTINUED
Oil & Gas - 13.7% – (continued)
ENSCO International, Inc.	18,650	$1,116
Exxon Mobil Corp.	45,445	3,954
Occidental Petroleum Corp.	11,445	885

		8,349

Pharmaceuticals - 3.6%
Lilly (Eli) & Co.	23,425	1,172
Teva Pharmaceutical Industries Ltd. ADR †	20,980	1,029

		2,201

Retail - 4.5%
Gap (The), Inc.	31,180	629
McDonald’s Corp.	15,265	826
Tiffany & Co. †	14,715	554
TJX Cos., Inc.	22,160	709

		2,718

Semiconductors - 1.8%
ASML Holding N.V., New York Shares * †	17,842	430
Texas Instruments, Inc.	23,180	694

		1,124

Software - 4.6%
BMC Software, Inc. *	15,400	497
Microsoft Corp.	84,330	2,296

		2,793

Telecommunications - 8.3%
Cisco Systems, Inc. *	95,335	2,323
Embarq Corp.	9,565	401
Nokia OYJ ADR †	16,930	609
Qwest Communications International, Inc. †	118,830	642
Verizon Communications, Inc.	30,525	1,109

		5,084

Total Common Stocks (Cost $59,110)		58,183

INVESTMENT COMPANIES - 11.9%
Northern Institutional Funds - Liquid Assets Portfolio (1) (2)	6,205,715	6,206
Standard & Poor’s Depository Receipts Trust, Series 1 †	7,920	1,060

Total Investment Companies (Cost $7,223)		7,266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 2.9%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$1,756	$1,756

Total Short-Term Investment (Cost $1,756)		1,756

Total Investments - 110.0% (Cost $68,089)		67,205
Liabilities less Other Assets - (10.0)%		(6,107)

NET ASSETS - 100.0%		$61,098

(1)	Investment in affiliated Portfolio

(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$68,089

Gross tax appreciation of investments	$3,787
Gross tax depreciation of investments	(4,671)

Net tax appreciation of investments	$(884)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2008 (UNAUDITED)

DIVERSIFIED GROWTH PORTFOLIO

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Diversified Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$65,449	$—
Level 2	1,756	—
Level 3	—	—

Total	$67,205	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Advertising - 0.2%
Interpublic Group of Cos. (The), Inc. * †	26,012	$224
Omnicom Group, Inc.	18,798	840

		1,064

Aerospace/Defense - 2.4%
Boeing (The) Co.	44,463	3,681
General Dynamics Corp.	22,398	1,833
Goodrich Corp.	7,026	416
L-3 Communications Holdings, Inc.	7,000	744
Lockheed Martin Corp.	19,884	2,052
Northrop Grumman Corp.	19,406	1,526
Raytheon Co. †	24,104	1,563
Rockwell Collins, Inc.	9,182	541
United Technologies Corp.	56,728	4,000

		16,356

Agriculture - 1.7%
Altria Group, Inc.	120,856	8,839
Archer-Daniels-Midland Co.	36,906	1,665
Reynolds American, Inc. †	9,626	613
UST, Inc. †	9,034	491

		11,608

Airlines - 0.1%
Southwest Airlines Co. †	42,230	518

Apparel - 0.3%
Liz Claiborne, Inc. †	5,688	101
NIKE, Inc., Class B	22,068	1,329
Polo Ralph Lauren Corp. †	3,400	211
VF Corp.	5,036	383

		2,024

Auto Manufacturers - 0.4%
Ford Motor Co. * †	117,110	765
General Motors Corp. †	32,633	760
PACCAR, Inc.	21,744	943

		2,468

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co. * †	11,512	312
Johnson Controls, Inc.	33,934	1,115

		1,427

Banks - 5.4%
Bank of America Corp.	254,705	10,122
Bank of New York Mellon (The) Corp.	65,361	2,867
BB&T Corp. †	31,600	984
Capital One Financial Corp.	22,419	1,032
Comerica, Inc.	8,759	317
Commerce Bancorp, Inc. of New Jersey	11,300	427
Fifth Third Bancorp †	30,556	700
First Horizon National Corp. †	6,972	113
Huntington Bancshares, Inc. of Ohio †	20,709	253
KeyCorp †	21,407	472
M&T Bank Corp. †	4,300	353
Marshall & Ilsley Corp. †	14,654	340
National City Corp. †	37,120	589
Northern Trust Corp. (1)	13,500	913
PNC Financial Services Group, Inc.	20,068	1,233
Regions Financial Corp. †	38,850	824
State Street Corp.	22,221	1,745
SunTrust Banks, Inc.	20,056	1,166
U.S. Bancorp	99,102	3,173
Wachovia Corp.	113,404	3,472
Wells Fargo & Co.	194,246	5,678
Zions Bancorporation †	6,190	296

		37,069

Beverages - 2.4%
Anheuser-Busch Cos., Inc.	44,358	2,089
Brown-Forman Corp., Class B †	4,650	296
Coca-Cola (The) Co.	114,113	6,671
Coca-Cola Enterprises, Inc. †	15,913	389
Constellation Brands, Inc., Class A *	11,000	211
Molson Coors Brewing Co., Class B †	5,892	318
Pepsi Bottling Group, Inc.	7,871	268
PepsiCo, Inc.	92,429	6,429

		16,671

Biotechnology - 0.9%
Amgen, Inc. *	62,427	2,842
Biogen Idec, Inc. *	16,883	985
Celgene Corp. * †	22,100	1,246
Genzyme Corp. *	15,357	1,089
Millipore Corp. * †	2,878	201

		6,363

Building Materials - 0.1%
Masco Corp. †	20,288	379
Trane, Inc.	9,852	444

		823

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% – CONTINUED
Chemicals - 2.0%
Air Products & Chemicals, Inc.	13,764	$1,257
Ashland, Inc. †	3,387	150
Dow Chemical (The) Co.	54,371	2,049
du Pont (E.I.) de Nemours & Co.	51,551	2,393
Eastman Chemical Co.	4,790	315
Ecolab, Inc.	10,008	468
Hercules, Inc. †	7,037	129
International Flavors & Fragrances, Inc.	4,384	189
Monsanto Co.	31,352	3,627
PPG Industries, Inc.	8,934	554
Praxair, Inc.	17,732	1,424
Rohm & Haas Co.	6,884	369
Sherwin-Williams (The) Co. †	6,195	321
Sigma-Aldrich Corp.	7,386	406

		13,651

Coal - 0.2%
Consol Energy, Inc. †	10,300	783
Peabody Energy Corp. †	14,500	821

		1,604

Commercial Services - 0.9%
Apollo Group, Inc., Class A * †	7,901	485
Automatic Data Processing, Inc.	29,259	1,169
Convergys Corp. *	8,346	120
Donnelley (R.R.) & Sons Co.	12,561	400
Equifax, Inc. †	7,855	269
H&R Block, Inc.	18,238	340
McKesson Corp.	16,248	955
Monster Worldwide, Inc. * †	7,187	191
Moody’s Corp. †	12,462	473
Paychex, Inc.	19,616	617
Robert Half International, Inc. †	9,447	255
Western Union (The) Co.	42,661	887

		6,161

Computers - 4.5%
Affiliated Computer Services, Inc., Class A * †	5,500	279
Apple, Inc. *	50,212	6,277
Cognizant Technology Solutions Corp., Class A *	19,800	598
Computer Sciences Corp. *	9,410	409
Dell, Inc. *	128,643	2,554
Electronic Data Systems Corp.	28,861	500
EMC Corp. of Massachusetts * †	121,545	1,889
Hewlett-Packard Co.	147,939	7,067
IBM Corp.	79,084	9,004
Lexmark International, Inc., Class A * †	5,307	175
Network Appliance, Inc. * †	19,775	428
SanDisk Corp. *	14,100	332
Sun Microsystems, Inc. *	48,581	797
Teradata Corp. *	10,192	257
Unisys Corp. * †	21,113	87

		30,653

Cosmetics/Personal Care - 2.2%
Avon Products, Inc.	23,890	909
Colgate-Palmolive Co.	29,724	2,262
Estee Lauder Cos. (The), Inc., Class A †	6,600	281
Procter & Gamble Co.	178,260	11,797

		15,249

Distribution/Wholesale - 0.1%
Genuine Parts Co.	9,643	398
Grainger (W.W.), Inc.	4,029	297

		695

Diversified Financial Services - 5.9%
American Express Co.	67,164	2,841
Ameriprise Financial, Inc.	12,892	653
Bear Stearns Cos. (The), Inc. †	6,649	531
Charles Schwab (The) Corp.	53,732	1,054
CIT Group, Inc.	10,900	242
Citigroup, Inc.	286,482	6,793
CME Group, Inc. †	3,100	1,591
Countrywide Financial Corp. †	33,184	209
Discover Financial Services †	27,065	408
E*TRADE Financial Corp. * †	26,500	113
Fannie Mae	56,095	1,551
Federated Investors, Inc., Class B †	5,312	216
Franklin Resources, Inc.	9,221	870
Freddie Mac †	38,350	966
Goldman Sachs Group (The), Inc.	22,853	3,877
Intercontinental Exchange, Inc. *	4,300	560
Janus Capital Group, Inc. †	8,807	213
JPMorgan Chase & Co.	192,744	7,835
Legg Mason, Inc. †	7,501	495
Lehman Brothers Holdings, Inc.	30,360	1,548
Merrill Lynch & Co., Inc.	49,103	2,434
Morgan Stanley	60,930	2,566
NYSE Euronext	15,300	1,005

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% – CONTINUED
Diversified Financial Services - 5.9% – (continued)
Price (T. Rowe) Group, Inc. †	15,172	$767
SLM Corp. * †	29,684	582

		39,920

Electric - 3.2%
AES Corp. *	36,638	659
Allegheny Energy, Inc.	9,385	476
Ameren Corp.	11,723	501
American Electric Power Co., Inc.	22,117	905
Centerpoint Energy, Inc. †	18,057	265
CMS Energy Corp. †	12,683	183
Consolidated Edison, Inc. †	15,321	626
Constellation Energy Group, Inc.	10,421	921
Dominion Resources, Inc. of Virginia	36,624	1,463
DTE Energy Co.	9,479	377
Duke Energy Corp. †	76,282	1,338
Dynegy, Inc., Class A * †	22,305	165
Edison International	18,034	891
Entergy Corp.	11,156	1,146
Exelon Corp. †	38,090	2,851
FirstEnergy Corp.	16,895	1,142
FPL Group, Inc.	25,012	1,508
Integrys Energy Group, Inc. †	4,500	207
Pepco Holdings, Inc. †	10,900	275
PG&E Corp. †	19,396	730
Pinnacle West Capital Corp.	5,991	213
PPL Corp.	21,150	960
Progress Energy, Inc. †	14,400	603
Public Service Enterprise Group, Inc.	30,678	1,353
Southern (The) Co. †	43,599	1,505
TECO Energy, Inc. †	11,616	174
Xcel Energy, Inc.	23,185	460

		21,897

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	45,194	2,303
Molex, Inc. †	8,035	181

		2,484

Electronics - 0.6%
Agilent Technologies, Inc. *	21,426	656
Applera Corp. - Applied Biosystems Group †	10,246	345
Jabil Circuit, Inc. †	10,900	141
PerkinElmer, Inc. †	7,200	179
Thermo Fisher Scientific Inc. *	25,311	1,416
Tyco Electronics Ltd.	27,470	904
Waters Corp. * †	5,678	338

		3,979

Engineering & Construction - 0.2%
Fluor Corp.	5,091	709
Jacobs Engineering Group, Inc. *	6,900	554

		1,263

Entertainment - 0.1%
International Game Technology	18,497	835

Environmental Control - 0.2%
Allied Waste Industries, Inc. * †	15,454	160
Waste Management, Inc.	29,842	979

		1,139

Food - 1.8%
Campbell Soup Co.	12,262	396
ConAgra Foods, Inc.	27,087	599
Dean Foods Co.	7,900	170
General Mills, Inc.	22,841	1,279
Heinz (H.J.) Co.	17,669	779
Hershey (The) Co. †	9,222	342
Kellogg Co.	14,268	724
Kraft Foods, Inc., Class A	89,014	2,774
Kroger Co.	39,058	947
McCormick & Co., Inc.	7,200	248
Safeway, Inc.	25,442	731
Sara Lee Corp.	40,131	507
SUPERVALU, Inc.	11,841	311
Sysco Corp.	33,680	945
Tyson Foods, Inc., Class A	14,200	205
Whole Foods Market, Inc. †	8,100	285
Wrigley (Wm.) Jr. Co. †	11,846	709

		11,951

Forest Products & Paper - 0.3%
International Paper Co. †	24,947	791
MeadWestvaco Corp.	10,329	265
Plum Creek Timber Co., Inc. †	9,989	406
Weyerhaeuser Co.	11,969	733

		2,195

Gas - 0.2%
NICOR, Inc. †	2,852	97
NiSource, Inc.	15,435	265

EQUITY PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% – CONTINUED
Gas - 0.2% – (continued)
Sempra Energy	14,472	$769

		1,131

Hand/Machine Tools - 0.1%
Black & Decker Corp. †	3,650	251
Snap-On, Inc. †	3,523	176
Stanley Works (The) †	4,768	231

		658

Healthcare - Products - 3.4%
Bard (C.R.), Inc.	5,880	557
Baxter International, Inc.	36,435	2,151
Becton, Dickinson & Co.	13,997	1,266
Boston Scientific Corp. *	72,128	908
Covidien Ltd.	28,870	1,235
Johnson & Johnson	164,238	10,176
Medtronic, Inc.	64,895	3,203
Patterson Cos., Inc. * †	7,700	271
St. Jude Medical, Inc. *	20,146	866
Stryker Corp.	13,036	849
Varian Medical Systems, Inc. *	7,100	373
Zimmer Holdings, Inc. *	13,485	1,015

		22,870

Healthcare - Services - 1.3%
Aetna, Inc.	28,244	1,401
Coventry Health Care, Inc. *	8,875	460
Humana, Inc. *	9,490	649
Laboratory Corp. of America Holdings *	6,600	510
Quest Diagnostics, Inc.	8,536	407
Tenet Healthcare Corp. * †	28,528	137
UnitedHealth Group, Inc.	74,152	3,447
WellPoint, Inc. *	31,138	2,182

		9,193

Holding Companies - Diversified - 0.1%
Leucadia National Corp. †	9,400	425
Home Builders - 0.1%
Centex Corp.	7,334	163
D.R. Horton, Inc. †	16,500	231
KB Home †	4,428	106
Lennar Corp., Class A †	7,900	147
Pulte Homes, Inc.	12,832	174

		821

Home Furnishings - 0.1%
Harman International Industries, Inc. †	3,600	148
Whirlpool Corp. †	4,430	374

		522

Household Products/Wares - 0.4%
Avery Dennison Corp. †	5,438	279
Clorox Co.	8,515	496
Fortune Brands, Inc.	8,605	559
Kimberly-Clark Corp.	24,260	1,581

		2,915

Housewares - 0.1%
Newell Rubbermaid, Inc. †	15,761	358
Insurance - 4.1%
ACE Ltd.	18,017	1,013
Aflac, Inc.	27,979	1,746
Allstate (The) Corp.	32,775	1,564
AMBAC Financial Group, Inc. †	6,003	67
American International Group, Inc.	145,549	6,821
AON Corp.	16,134	671
Assurant, Inc.	5,500	344
Chubb Corp.	21,986	1,119
CIGNA Corp.	15,621	696
Cincinnati Financial Corp.	9,730	362
Genworth Financial, Inc., Class A	23,700	549
Hartford Financial Services Group, Inc.	17,998	1,258
Lincoln National Corp.	14,898	762
Loews Corp.	25,338	1,060
Marsh & McLennan Cos., Inc.	29,910	762
MBIA, Inc. †	11,864	154
Metlife, Inc.	42,544	2,479
MGIC Investment Corp. †	5,827	86
Principal Financial Group, Inc.	14,611	807
Progressive (The) Corp.	40,028	734
Prudential Financial, Inc.	25,999	1,897
SAFECO Corp.	5,476	253
Torchmark Corp.	5,294	319
Travelers Cos. (The), Inc.	36,971	1,716
Unum Group †	19,463	446
XL Capital Ltd., Class A	10,234	369

		28,054

Internet - 2.0%
Akamai Technologies, Inc. * †	9,300	327
Amazon.com, Inc. *	17,615	1,136

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  4  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% – CONTINUED
Internet - 2.0% – (continued)
eBay, Inc. *	65,228	$1,719
Expedia, Inc. * †	11,258	258
Google, Inc., Class A *	13,262	6,249
IAC/InterActiveCorp * †	10,800	215
Symantec Corp. *	49,771	838
VeriSign, Inc. * †	13,100	456
Yahoo!, Inc. *	76,730	2,131

		13,329

Investment Companies - 0.1%
American Capital Strategies Ltd. †	11,000	399
Iron/Steel - 0.3%
Allegheny Technologies, Inc. †	5,878	455
Nucor Corp.	16,544	1,068
United States Steel Corp. †	6,775	735

		2,258

Leisure Time - 0.2%
Brunswick Corp. †	5,435	89
Carnival Corp.	25,068	986
Harley-Davidson, Inc. †	13,828	514

		1,589

Lodging - 0.2%
Marriott International, Inc., Class A	17,700	604
Starwood Hotels & Resorts Worldwide, Inc.	11,511	545
Wyndham Worldwide Corp.	10,347	229

		1,378

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	36,572	2,645
Terex Corp. *	5,900	398

		3,043

Machinery - Diversified - 0.5%
Cummins, Inc.	11,784	594
Deere & Co.	25,490	2,172
Manitowoc Co. (The), Inc. †	7,400	301
Rockwell Automation, Inc.	8,869	485

		3,552

Media - 2.8%
CBS Corp., Class B	39,373	898
Clear Channel Communications, Inc., Class A	28,578	915
Comcast Corp., Class A *	178,703	3,492
DIRECTV Group (The), Inc. *	42,000	1,052
Disney (Walt) Co.	109,586	3,552
Gannett Co., Inc. †	13,346	402
McGraw-Hill Cos. (The), Inc.	18,928	775
Meredith Corp. †	2,036	88
New York Times Co., Class A †	8,889	166
News Corp., Class A	132,400	2,437
Scripps (E.W.) Co., Class A †	4,600	192
Time Warner, Inc.	207,426	3,238
Viacom, Inc., Class B *	37,673	1,498
Washington Post (The), Co., Class B †	333	241

		18,946

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	7,900	872

Mining - 0.9%
Alcoa, Inc.	48,673	1,808
Freeport-McMoRan Copper & Gold, Inc.	21,926	2,211
Newmont Mining Corp.	25,933	1,327
Titanium Metals Corp. †	4,900	101
Vulcan Materials Co. †	6,447	452

		5,899

Miscellaneous Manufacturing - 4.9%
3M Co.	40,920	3,208
Cooper Industries Ltd., Class A †	10,330	433
Danaher Corp.	16,304	1,209
Dover Corp.	11,640	483
Eastman Kodak Co. †	16,337	278
Eaton Corp.	8,260	666
General Electric Co.	580,023	19,222
Honeywell International, Inc.	42,839	2,465
Illinois Tool Works, Inc.	22,974	1,127
Ingersoll-Rand Co. Ltd., Class A	15,650	655
ITT Corp.	10,248	576
Leggett & Platt, Inc.	9,616	161
Pall Corp.	6,791	267
Parker Hannifin Corp.	9,620	622
Textron, Inc.	13,758	745
Tyco International Ltd.	28,470	1,141

		33,258

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	12,535	449
Xerox Corp.	51,658	759

		1,208

EQUITY PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% – CONTINUED
Oil & Gas - 10.3%
Anadarko Petroleum Corp. †	28,436	$1,812
Apache Corp.	18,974	2,176
Chesapeake Energy Corp. †	26,400	1,194
Chevron Corp.	121,153	10,499
ConocoPhillips	91,834	7,596
Devon Energy Corp.	25,550	2,624
ENSCO International, Inc. †	8,300	497
EOG Resources, Inc. †	13,538	1,611
Exxon Mobil Corp.	313,610	27,287
Hess Corp.	17,313	1,613
Marathon Oil Corp.	40,756	2,167
Murphy Oil Corp.	10,300	828
Nabors Industries Ltd. *	16,306	514
Noble Corp.	15,774	775
Noble Energy, Inc.	9,500	735
Occidental Petroleum Corp.	47,568	3,680
Range Resources Corp.	7,162	438
Rowan Cos., Inc. †	6,403	258
Sunoco, Inc.	7,068	432
Tesoro Corp. †	8,500	316
Valero Energy Corp.	31,600	1,826
XTO Energy, Inc.	26,666	1,646

		70,524

Oil & Gas Services - 2.3%
Baker Hughes, Inc.	18,203	1,225
BJ Services Co. †	16,590	430
Cameron International Corp. * †	12,500	531
Halliburton Co.	50,680	1,941
National-Oilwell Varco, Inc. *	20,500	1,277
Schlumberger Ltd.	68,686	5,938
Smith International, Inc. †	11,000	693
Transocean, Inc. *	18,200	2,557
Weatherford International Ltd. *	20,000	1,379

		15,971

Packaging & Containers - 0.1%
Ball Corp. †	5,728	252
Bemis Co. †	6,252	155
Pactiv Corp. *	7,382	187
Sealed Air Corp.	8,788	213

		807

Pharmaceuticals - 5.7%
Abbott Laboratories	88,686	4,749
Allergan, Inc.	16,946	1,004
AmerisourceBergen Corp. †	10,182	425
Barr Pharmaceuticals, Inc. *	6,200	292
Bristol-Myers Squibb Co.	113,595	2,568
Cardinal Health, Inc.	20,720	1,225
Express Scripts, Inc. *	15,057	890
Forest Laboratories, Inc. *	17,269	687
Gilead Sciences, Inc. *	53,396	2,527
Hospira, Inc. * †	8,788	374
King Pharmaceuticals, Inc. *	13,838	147
Lilly (Eli) & Co.	56,573	2,830
Medco Health Solutions, Inc. *	30,726	1,361
Merck & Co., Inc.	124,940	5,535
Mylan Laboratories, Inc. †	22,100	262
Pfizer, Inc.	391,921	8,732
Schering-Plough Corp.	92,952	2,017
Watson Pharmaceuticals, Inc. * †	6,152	171
Wyeth	76,814	3,350

		39,146

Pipelines - 0.5%
El Paso Corp.	38,378	626
Questar Corp. †	9,700	536
Spectra Energy Corp.	34,991	809
Williams Cos. (The), Inc.	34,718	1,250

		3,221

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A * †	10,600	213

Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co., Class A	5,533	191
AvalonBay Communities, Inc. †	4,500	416
Boston Properties, Inc. †	6,600	569
Developers Diversified Realty Corp. †	7,000	270
Equity Residential	15,197	580
General Growth Properties, Inc.	13,600	480
Host Hotels & Resorts, Inc.	29,500	478
Kimco Realty Corp. †	12,900	436
ProLogis	14,834	799
Public Storage †	6,982	568
Simon Property Group, Inc. †	13,786	1,155
Vornado Realty Trust	7,700	643

		6,585

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  6  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO (continued)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% – CONTINUED
Retail - 5.3%
Abercrombie & Fitch Co., Class A	5,000	$388
AutoNation, Inc. * †	9,111	133
Autozone, Inc. * †	2,619	301
Bed Bath & Beyond, Inc. *	15,237	432
Best Buy Co., Inc. †	19,722	848
Big Lots, Inc. * †	5,857	99
Circuit City Stores, Inc. †	8,919	39
Coach, Inc. *	21,200	643
Costco Wholesale Corp.	24,891	1,541
CVS Caremark Corp.	84,750	3,422
Darden Restaurants, Inc.	7,954	245
Dillard’s, Inc., Class A †	3,934	58
Family Dollar Stores, Inc. †	8,262	158
GameStop Corp., Class A *	9,100	386
Gap (The), Inc. †	27,135	547
Home Depot (The), Inc.	97,264	2,582
Jones Apparel Group, Inc. †	5,340	75
Kohl’s Corp. *	17,646	784
Limited Brands, Inc. †	18,113	276
Lowe’s Cos., Inc.	84,214	2,019
Macy’s, Inc.	23,766	587
McDonald’s Corp.	67,875	3,673
Nordstrom, Inc. †	10,780	399
Office Depot, Inc. * †	15,659	178
OfficeMax, Inc. †	4,524	96
Penney (J.C.) Co., Inc.	12,800	592
RadioShack Corp. †	8,458	148
Sears Holdings Corp. * †	4,356	417
Staples, Inc.	40,597	903
Starbucks Corp. *	41,926	753
Target Corp.	47,630	2,506
Tiffany & Co.	7,701	290
TJX Cos., Inc.	25,130	804
Wal-Mart Stores, Inc.	135,635	6,726
Walgreen Co.	56,930	2,079
Wendy’s International, Inc.	5,205	126
Yum! Brands, Inc.	28,760	991

		36,244

Savings & Loans - 0.2%
Hudson City Bancorp, Inc. †	27,500	436
Sovereign Bancorp, Inc. †	20,480	226
Washington Mutual, Inc. †	49,843	738

		1,400

Semiconductors - 2.4%
Advanced Micro Devices, Inc. * †	34,644	250
Altera Corp.	19,307	330
Analog Devices, Inc.	17,637	475
Applied Materials, Inc.	79,097	1,516
Broadcom Corp., Class A * †	26,974	510
Intel Corp.	335,529	6,694
Kla-Tencor Corp.	10,711	450
Linear Technology Corp. †	12,762	354
LSI Corp. * †	39,541	199
MEMC Electronic Materials, Inc. *	12,700	969
Microchip Technology, Inc. †	12,500	385
Micron Technology, Inc. * †	42,880	322
National Semiconductor Corp.	13,604	224
Novellus Systems, Inc. * †	6,821	151
Nvidia Corp. *	31,995	684
QLogic Corp. * †	7,878	125
Teradyne, Inc. * †	11,458	137
Texas Instruments, Inc.	80,495	2,412
Xilinx, Inc.	16,836	376

		16,563

Software - 3.3%
Adobe Systems, Inc. *	33,914	1,141
Autodesk, Inc. * †	12,576	391
BMC Software, Inc. *	11,499	371
CA, Inc.	22,009	503
Citrix Systems, Inc. * †	10,969	361
Compuware Corp. * †	18,172	145
Electronic Arts, Inc. *	18,050	854
Fidelity National Information Services, Inc.	9,300	386
Fiserv, Inc. *	10,174	535
IMS Health, Inc.	10,997	247
Intuit, Inc. *	18,698	497
Microsoft Corp.	461,792	12,570
Novell, Inc. *	22,041	164
Oracle Corp. *	226,309	4,255
Total System Services, Inc.	8,986	200

		22,620

Telecommunications - 5.7%
American Tower Corp., Class A *	23,300	896

EQUITY PORTFOLIOS  7  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% – CONTINUED
Telecommunications - 5.7% – (continued)
AT&T, Inc.	348,114	$12,125
CenturyTel, Inc. †	6,078	220
Ciena Corp. * †	5,015	130
Cisco Systems, Inc. *	348,136	8,484
Citizens Communications Co. †	18,834	202
Corning, Inc.	90,426	2,101
Embarq Corp.	9,175	385
JDS Uniphase Corp. * †	12,793	168
Juniper Networks, Inc. *	29,900	802
Motorola, Inc.	131,406	1,310
QUALCOMM, Inc.	93,982	3,982
Qwest Communications International, Inc. †	90,403	488
Sprint Nextel Corp.	163,210	1,160
Tellabs, Inc. * †	23,962	158
Verizon Communications, Inc.	165,846	6,023
Windstream Corp.	27,084	318

		38,952

Textiles - 0.0%
Cintas Corp. †	7,523	217

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	8,771	226
Mattel, Inc.	21,817	422

		648

Transportation - 1.9%
Burlington Northern Santa Fe Corp.	17,638	1,548
C.H. Robinson Worldwide, Inc. †	9,800	498
CSX Corp.	24,176	1,173
Expeditors International Washington, Inc.	11,800	464
FedEx Corp.	17,738	1,563
Norfolk Southern Corp.	21,707	1,148
Ryder System, Inc. †	3,649	210
Union Pacific Corp.	15,060	1,879
United Parcel Service, Inc., Class B	60,307	4,236

		12,719

Total Common Stocks (Cost $599,458)		668,575

INVESTMENT COMPANY - 9.4%
Northern Institutional Funds - Liquid Assets Portfolio (2) (3)	63,988,939	$63,989

Total Investment Company (Cost $63,989)		63,989
WARRANTS - 0.0%
Raytheon Co., Exp. 6/16/11, Strike $37.50 *	987	28

Total Warrants (Cost $-)		28

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.8%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$10,810	10,810
United States Treasury Bill, (4) 2.96%, 6/26/08	1,510	1,495

Total Short-Term Investments (Cost $12,305)		12,305

Total Investments - 109.2% (Cost $675,752)		744,897

Liabilities less Other Assets - (9.2)%		(62,955)

NET ASSETS - 100.0%		$681,942

(1)	Investment in affiliate

(2)	Investment in affiliated Portfolio

(3)	Investment relates to cash collateral received from portfolio securities loaned.

(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  8  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2008 (UNAUDITED)

EQUITY INDEX PORTFOLIO

At February 29, 2008, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500	200	13,313	Long	3/08	$(239)

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$675,752
Gross tax appreciation of investments	$109,946
Gross tax depreciation of investments	(40,801)

Net tax appreciation of investments	$69,145

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$732,592	$(239)
Level 2	12,305	—
Level 3	—	—

Total	$744,897	$(239)

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS  9  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 64.9%
Aerospace/Defense - 3.6%
Lockheed Martin Corp.	4,140	$427
Northrop Grumman Corp.	11,160	878
Raytheon Co. †	7,895	512
Rockwell Collins, Inc.	6,930	408

		2,225

Banks - 0.9%
Bank of America Corp.	7,650	304
Wachovia Corp.	8,615	264

		568

Beverages - 0.5%
Pepsi Bottling Group, Inc.	8,035	273

Biotechnology - 3.3%
Amgen, Inc. *	15,690	714
Biogen Idec, Inc. * †	16,240	948
Invitrogen Corp. * †	4,635	392

		2,054

Chemicals - 1.4%
Celanese Corp., Class A	13,785	536
Lubrizol Corp.	5,190	303

		839

Commercial Services - 0.5%
McKesson Corp.	5,555	326

Computers - 3.6%
Cadence Design Systems, Inc. *	18,190	193
Electronic Data Systems Corp.	17,585	305
IBM Corp.	15,230	1,734

		2,232

Cosmetics/Personal Care - 2.9%
Colgate-Palmolive Co.	7,830	596
Procter & Gamble Co.	18,000	1,191

		1,787

Diversified Financial Services - 3.5%
Fannie Mae	36,090	998
Goldman Sachs Group (The), Inc.	3,310	561
JPMorgan Chase & Co.	13,850	563

		2,122

Electric - 2.1%
Duke Energy Corp.	26,350	462
Mirant Corp. * †	11,930	442
NRG Energy, Inc. * †	8,975	370

		1,274

Electronics - 0.7%
Applera Corp. - Applied Biosystems Group	12,500	421

Food - 1.8%
General Mills, Inc.	12,900	722
Unilever N.V., New York Shares †	12,315	383

		1,105

Gas - 0.6%
Energen Corp.	6,425	386

Healthcare - Products - 2.0%
Baxter International, Inc.	11,855	700
Covidien Ltd.	11,990	513

		1,213

Healthcare - Services - 0.6%
WellPoint, Inc. *	4,820	338

Home Furnishings - 0.9%
Matsushita Electric Industrial Co. Ltd. ADR	26,390	553

Household Products/Wares - 0.8%
Clorox Co.	7,965	463

Insurance - 3.8%
Allstate (The) Corp.	7,535	360
American International Group, Inc.	7,200	338
Chubb Corp.	7,040	358
Hartford Financial Services Group, Inc.	5,550	388
Prudential Financial, Inc.	5,880	429
Travelers Cos. (The), Inc.	10,200	473

		2,346

Internet - 0.9%
eBay, Inc. *	20,330	536

Iron/Steel - 0.7%
United States Steel Corp. †	4,005	434

Machinery - Diversified - 1.7%
Deere & Co.	12,530	1,068

Media - 1.7%
Disney (Walt) Co.	32,485	1,053

Mining - 0.7%
Barrick Gold Corp.	8,055	418

Miscellaneous Manufacturing - 1.3%
ITT Corp.	7,370	415
Parker Hannifin Corp.	6,165	398

		813

Oil & Gas - 9.0%
Chevron Corp.	17,655	1,530

EQUITY PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 64.9% – CONTINUED
Oil & Gas - 9.0% – (continued)
ENSCO International, Inc.	12,600	$754
Exxon Mobil Corp.	29,925	2,604
Occidental Petroleum Corp.	8,605	665

		5,553

Pharmaceuticals - 2.5%
Lilly (Eli) & Co.	17,585	879
Teva Pharmaceutical Industries Ltd. ADR †	13,690	672

		1,551

Retail - 3.2%
Gap (The), Inc.	20,280	409
McDonald’s Corp.	12,465	674
Tiffany & Co. †	9,900	373
TJX Cos., Inc.	16,675	534

		1,990

Semiconductors - 1.2%
ASML Holding NV * †	12,153	293
Texas Instruments, Inc.	15,130	453

		746

Software - 3.0%
BMC Software, Inc. *	11,660	376
Microsoft Corp.	54,500	1,484

		1,860

Telecommunications - 5.5%
Cisco Systems, Inc. *	62,170	1,515
Embarq Corp.	7,200	302
Nokia OYJ ADR †	10,985	396
Qwest Communications International, Inc. †	78,435	424
Verizon Communications, Inc.	20,990	762

		3,399

Total Common Stocks (Cost $39,915)		39,946

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITY - 0.4%
Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3, 5.47%, 6/15/11	$215	221

Total Asset-Backed Security (Cost $215)		221

CORPORATE BONDS - 9.6%
Advertising - 0.1%
R.H. Donnelley Corp., (1) 8.88%, 10/15/17	80	47

Banks - 0.1%
Bank of America Corp., 8.00%, 12/29/49	55	57

Beverages - 0.3%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	50	52
PepsiCo., Inc., 4.65%, 2/15/13	115	120

		172

Chemicals - 0.2%
Praxair, Inc., 5.25%, 11/15/14	105	109

Commercial Services - 0.1%
ARAMARK Services Inc., 6.74%, 2/1/15	85	74

Computers - 0.1%
Hewlett-Packard Co., (2) 4.50%, 3/1/13	90	92

Diversified Financial Services - 3.2%
American General Finance Corp., 5.38%, 10/1/12 †	205	206
ANZ Capital Trust, (1) (3) 4.48%, 1/29/49	210	208
Bear Stearns Cos (The) Inc., 7.25%, 2/1/18	40	39
Countrywide Home Loans, Inc., 4.00%, 3/22/11	75	66
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	30	26
Ford Motor Credit Co., 5.80%, 1/12/09	100	97
GMAC LLC, 6.88%, 9/15/11	85	69
Goldman Sachs Group, Inc., 5.63%, 1/15/17	125	122
HSBC Finance Corp., 5.25%, 1/15/14 †	95	96
International Lease Finance Corp., 5.65%, 6/1/14	40	40

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  2  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

BALANCED PORTFOLIO (continued)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.6% – CONTINUED
Diversified Financial Services - 3.2% – (continued)
JP Morgan Chase & Co., 5.75%, 1/2/13	$210	$222
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17	55	55
Merrill Lynch & Co, Inc., 5.45%, 2/5/13	220	221
Morgan Stanley, 5.63%, 1/9/12	200	207
Nelnet, Inc., 5.13%, 6/1/10	220	225
USB Realty Corp., (1) (3) 6.09%, 12/22/49	100	77

		1,976

Electric - 0.9%
AES (The) Corp., 9.50%, 6/1/09	240	248
Exelon Generation Co. LLC, 6.20%, 10/1/17	85	87
Florida Power & Light Co., 5.55%, 11/1/17	85	90
Public Service Electric & Gas, 4.00%, 11/1/08	125	125

		550

Entertainment - 0.1%
Mashantucket Western Pequot Tribe, (1) (3) 8.50%, 11/15/15	90	80

Food - 0.1%
Kroger Co. (The), 6.15%, 1/15/20 †	35	36

Healthcare - Services - 0.4%
HCA Inc./DE, 9.13%, 11/15/14	150	153
UnitedHealth Group, Inc., 4.88%, 3/15/15	125	120

		273

Holding Companies - Diversified - 0.5%
Capmark Financial Group, Inc., (1) (3) 6.30%, 5/10/17	110	72
Kansas City Southern Railway, 9.50%, 10/1/08	245	250

		322

Insurance - 0.1%
Protective Life Secured Trust, 4.85%, 8/16/10	90	92

Media - 0.3%
Comcast Corp., 4.95%, 6/15/16	79	74
Time Warner Cable, Inc., 5.85%, 5/1/17	75	74
Time Warner, Inc., 5.88%, 11/15/16	55	54

		202

Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 8.39%, 4/1/15	50	48

Miscellaneous Manufacturing - 0.3%
General Electric Co., 5.25%, 12/6/17	110	110
Honeywell International, Inc., 5.30%, 3/1/18	100	103

		213

Oil & Gas - 0.7%
Devon Financing Corp. ULC, 6.88%, 9/30/11	50	55
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	340	356

		411

Oil & Gas Services - 0.3%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	170	166

Pharmaceuticals - 0.3%
Abbott Laboratories, 5.60%, 11/30/17	110	116
Schering-Plough Corp., 6.00%, 9/15/17	55	58

		174

Pipelines - 0.4%
Consolidated Natural Gas Co., 5.00%, 3/1/14	145	144
Kinder Morgan Energy Partners LP, 6.00%, 2/1/17 †	80	81

		225

EQUITY PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.6% – CONTINUED
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc., 5.88%, 3/15/16	$75	$60

Retail - 0.2%
Lowe’s Cos., Inc., 5.60%, 9/15/12 †	90	96

Savings & Loans - 0.2%
Washington Mutual, Inc., 7.25%, 11/1/17	56	51
Washington Mutual Preferred Funding LLC, (1)(3) 9.75%, 10/29/49	50	43

		94

Telecommunications - 0.5%
AT&T, Inc., 5.50%, 1/15/18	210	210
Verizon of New England, Inc., 6.50%, 9/15/11	115	122

		332

Total Corporate Bonds (Cost $5,964)		5,901

FOREIGN ISSUER BONDS - 1.2%
Beverages - 0.1%
Diageo Capital PLC, 5.20%, 1/30/13	40	42

Insurance - 0.6%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16	135	141
Catlin Insurance Co. Ltd., (1) (3) 7.25%, 12/31/49 †	100	89
XL Capital Ltd., 6.50%, 12/31/49	160	120

		350

Mining - 0.2%
Vale Overseas Ltd., 6.25%, 1/11/16 †	125	126

Oil & Gas - 0.1%
OPTI Canada, Inc., 8.25%, 12/15/14 †	50	49

Telecommunications - 0.2%
Telefonos de Mexico S.A. de CV, (1) 4.75%, 1/27/10	140	143

Total Foreign Issuer Bonds (Cost $748)		710

U.S. GOVERNMENT AGENCIES - 5.9% (4)
Fannie Mae - 2.3%
3.88%, 12/10/09	1,085	1,114
5.38%, 6/12/17	275	299

		1,413

Freddie Mac - 3.6%
5.25%, 10/6/11	1,000	1,013
4.63%, 10/25/12	700	741
4.75%, 1/19/16	463	485

		2,239

Total U.S. Government Agencies (Cost $3,564)		3,652

U.S. GOVERNMENT OBLIGATIONS - 13.7%
U.S. Treasury Notes - 13.7%
2.00%, 2/28/10 †	2,421	2,438
4.50%, 5/15/10 †	1,598	1,697
2.75%, 2/28/13	2,835	2,868
4.50%, 11/15/15 †	1,110	1,207
3.50%, 2/15/18	240	240

		8,450

Total U.S. Government Obligations (Cost $8,360)		8,450

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 21.7%
Northern Institutional Funds - Liquid Assets Portfolio (5) (6)	13,351,821	13,352

Total Investment Company (Cost $13,352)		13,352

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT  4  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS
SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2008 (UNAUDITED)
BALANCED PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 4.2%
Calyon, Grand Cayman, Eurodollar Time Deposit, 3.25%, 3/3/08	$2,615	$2,615
Total Short-Term Investment (Cost $2,615)		2,615

Total Investments - 121.6% (Cost $74,733)		74,847

Liabilities less Other Assets - (21.6)%		(13,287)

NET ASSETS - 100.0%		$61,560

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	When-Issued Security

(3)	Restricted security that has been deemed illiquid. At February 29, 2008, the value of these restricted illiquid securities amounted to approximately $569,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	$204
Capmark Financial Group, Inc., 6.30%, 5/10/17	5/3/07-6/21/07	108
Catlin Insurance Co. Ltd., 7.25%, 12/31/49	1/11/07-6/27/07	98
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15	11/9/07	90
USB Realty Corp., 6.09%, 12/22/49	1/19/07	101
Washington Mutual Preferred Funding LLC, 9.75%, 10/29/49	1/11/08	43

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(5)	Investment in affiliated Portfolio

(6)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Effective April 1, 2008, the Balanced Portfolio was renamed to Global Tactical Asset Allocation Portfolio.

Federal Tax Information:

At February 29, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$74,733

Gross tax appreciation of investments	$3,370
Gross tax depreciation of investments	(3,256)

Net tax appreciation of investments	$114

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Balanced Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$53,298	$—
Level 2	21,549	—
Level 3	—	—

Total	$74,847	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED NOTES - 1.8%
Auto Receivables - 0.0%
Ford Credit Auto Owner Trust, Series 2007-A, Class A1, (1) 5.35%, 7/15/08	$4,488	$4,488

International Receivables - 1.8%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, (1) 3.10%, 3/17/08	40,000	40,000
Granite Master Issuer PLC, FRN, Series 2007-2, Class 4A1, 3.10%, 3/17/08	30,000	30,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1, 3.10%, 3/15/08	38,000	38,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1, (1) 3.12%, 3/27/08	46,016	46,016
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1) 3.11%, 3/17/08	39,807	39,807
Westpac Securitization Trust, FRN, Series 2007-1G, Class A1, (1) 3.04%, 5/21/08	24,447	24,447

		218,270

Total Asset-Backed Notes (Cost $222,758)		222,758

CERTIFICATES OF DEPOSIT - 18.2%
Domestic Depository Institutions - 3.5%
Bank of America, New York, 5.41%, 3/10/08	100,000	100,000
2.86%, 7/30/08	65,000	65,000
Citibank, New York, 3.05%, 5/8/08	100,000	100,000
HSBC Bank USA, 4.93%, 7/9/08	75,000	75,000
State Street Bank, Boston, 4.52%, 4/4/08	75,000	75,000

		415,000

Foreign Depository Institutions - 14.7%
ABN AMRO Bank, London Branch, 5.32%, 5/27/08	35,000	35,000
Allied Irish Bank, London Branch, 5.44%, 6/16/08	50,000	50,000
Australia and New Zealand Bank, New York, 4.90%, 4/3/08	50,000	50,000
Banco Bilbao Vizcaya, 3.09%, 3/5/08	60,000	60,000
Bank of Montreal, Chicago, FRCD, 3.14%, 3/1/08	70,000	70,000
Bank of Scotland PLC, Halifax Branch, 5.00%, 10/14/08	10,000	10,000
Bank of Scotland PLC, London Branch, 2.94%, 8/4/08	50,000	50,000
Bank of Scotland PLC, New York Branch, 5.35%, 6/4/08	40,000	40,000
4.60%, 7/29/08	75,000	75,000
Barclays Bank, New York Branch, 5.16%, 4/3/08	70,000	70,000
5.30%, 5/22/08	30,000	30,000
4.43%, 7/7/08	65,000	65,000
4.77%, 7/25/08	90,000	90,000
BNP Paribas S.A., London Branch, 2.93%, 8/5/08	50,000	50,000
CALYON, New York, FRCD, 3.12%, 3/1/08	50,000	49,999

MONEY MARKET PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 18.2% - CONTINUED
Foreign Depository Institutions - 14.7% - (continued)
Credit Agricole SA, London Branch,
4.91%, 10/9/08	$50,000	$50,000
4.97%, 10/14/08	10,000	10,000
Credit Suisse First Boston, New York Branch,
5.25%, 4/11/08	30,000	30,000
Deutsche Bank, London Branch, FRCD,
3.16%, 3/1/08	30,000	30,000
Deutsche Bank, New York Branch,
2.85%, 8/4/08	75,000	75,000
KBC Bank N.V., London,
3.12%, 3/12/08	30,000	30,000
Lloyds Bank, New York,
4.90%, 7/9/08	40,000	40,000
National Australia Bank, London Branch,
5.40%, 6/12/08	43,000	43,000
2.85%, 8/8/08	45,000	45,000
National Bank of Canada, New York, FRCD,
3.11%, 3/3/08	100,000	99,998
Nordea Bank Finland, New York,
5.26%, 4/11/08	30,000	30,000
5.29%, 5/22/08	10,000	10,000
5.30%, 5/22/08	50,000	50,000
Royal Bank of Canada, New York Branch,
4.90%, 4/3/08	75,000	75,000
2.85%, 8/5/08	30,000	30,000
Royal Bank of Scotland, New York Branch,
2.90%, 8/4/08	50,000	50,000
Societe Generale, London Branch,
4.40%, 7/8/08	75,000	75,000
3.77%, 7/22/08	65,000	65,000
Toronto Dominion Bank, New York Branch,
5.11%, 3/26/08	35,000	35,000
UBS AG, Stamford Branch,
5.25%, 4/10/08	40,000	40,000
4.90%, 6/11/08	50,000	50,063

		1,758,060

Total Certificates of Deposit (Cost $2,173,060)		2,173,060

COMMERCIAL PAPER - 12.0%
Auto Receivables - 0.9%
FCAR1 Owner Trust,
3.39%, 3/6/08	75,000	74,965
New Center Asset Trust - Plus Program,
3.20%, 3/3/08	35,000	34,994

		109,959

Bank Holding Companies - 0.6%
Bank of America Co.,
5.29%, 3/4/08	75,000	74,967

Chemicals and Allied Products - 0.4%
Pfizer, Inc.,
4.53%, 4/28/08	41,801	41,496

Credit Arbitrage - 1.7%
Perry Global Funding LLC, (1)
3.60%, 3/25/08	52,244	52,234
Scaldis Capital LLC,
3.25%, 3/7/08	50,000	49,973

MONEY MARKET PORTFOLIOS  2  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 12.0% - CONTINUED
Credit Arbitrage - 1.7% - (continued)
Surrey Funding Corp.,
3.35%, 3/5/08	$50,000	$49,981
3.25%, 3/10/08	49,000	48,960

		201,148

Multi-Seller Conduits - 5.7%
Cedar Springs Capital Co.,
4.25%, 3/3/08	120,000	119,972
Crown Point Capital Co., FRCP, (1)
5.10%, 3/6/08	90,000	90,000
Galleon Capital Corp.,
3.38%, 3/5/08	100,000	99,962
Lexington Parker Capital, FRCP,
4.60%, 4/7/08	175,000	174,995
Thames Asset Global Securitization Number One, Inc., (1)
3.25%, 3/5/08	50,000	49,982
Versailles,
3.40%, 3/14/08	50,000	49,939
Victory Receivables Corp.,
3.25%, 3/6/08	50,000	49,977
3.25%, 3/7/08 (1)	46,184	46,159

		680,986

Non-Depository Personal Credit - 2.7%
General Electric Capital Corp.,
5.15%, 3/11/08	80,000	79,886
4.76%, 7/1/08	60,000	59,032
4.61%, 7/15/08	100,000	98,258
2.84%, 7/29/08	90,000	88,935

		326,111

Total Commercial Paper (Cost $1,434,667)		1,434,667

CORPORATE NOTES/BONDS - 21.8%
Bank Holding Companies - 0.6%
Citigroup Funding, Inc., FRN,
3.07%, 5/13/08	40,000	40,000
HSBC USA, Inc., FRN,
3.13%, 3/17/08	30,000	30,000

		70,000

Chemicals and Allied Products - 0.3%
BASF Finance Europe N.V., FRN, (1)
3.88%, 4/21/08	40,000	40,000

Domestic Depository Institutions - 0.6%
National City Bank, FRN,
3.16%, 3/1/08	35,000	35,000
3.30%, 4/25/08	40,000	40,000

		75,000

Foreign Depository Institutions - 6.4%
Allied Irish Banks PLC, FRN, (1)
3.10%, 3/19/08	50,000	50,000
Australia and New Zealand Banking Group, FRN, (1)
5.11%, 3/5/08	80,000	80,000
3.23%, 3/7/08	20,000	20,000
3.16%, 3/25/08	25,000	25,000
Bank of Nova Scotia, FRN,
3.07%, 3/31/08	50,000	49,993

MONEY MARKET PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 21.8% - CONTINUED
Foreign Depository Institutions - 6.4% - (continued)
Commonwealth Bank Australia, FRN, (1)
4.01%, 4/21/08	$45,000	$45,000
Credit Agricole, London Branch, FRN, (1)
4.85%, 3/25/08	60,000	60,000
Danske Bank, FRN, (1)
3.08%, 3/20/08	40,000	39,999
Nordea Bank Finland, New York, FRN, (1)
3.19%, 3/11/08	83,290	83,290
Royal Bank of Canada, FRN,
3.23%, 3/10/08	28,000	28,000
Royal Bank of Scotland PLC, FRN, (1)
3.12%, 3/25/08	75,000	75,000
4.45%, 4/11/08	61,600	61,603
UBS AG, Stamford, FRN,
3.09%, 3/17/08	50,000	50,000
Westpac Banking Corp., FRN,
5.20%, 3/11/08	20,000	20,000
Westpac Banking Corp., New York, FRN, (1)
3.17%, 3/6/08	78,000	78,000

		765,885

Insurance Carriers - 2.0%
Allstate Life Global Funding II, FRN, (1)
3.22%, 3/17/08	30,000	30,000
Genworth Global Funding, FRN, (1)
3.17%, 3/11/08	43,000	43,000
ING Verzekeringen NV, FRN, (1)
3.13%, 3/4/08	63,000	63,000
MET Life Global Funding I, FRN, (1)
3.22%, 3/17/08	55,000	55,000
3.12%, 3/25/08	50,000	50,000

		241,000

Non-Depository Personal Credit - 1.5%
American Express Bank FSB, FRN,
3.22%, 3/7/08	21,210	21,211
General Electric Capital Corp., FRN,
3.16%, 3/25/08	83,000	83,000
HSBC Finance Corp., FRN,
3.19%, 3/6/08	35,000	35,000
3.19%, 3/24/08	40,000	40,000

		179,211

Security and Commodity Brokers - 3.7%
Bear Stearns Co., Inc., FRN,
3.24%, 3/5/08	25,000	25,000
Goldman Sachs, FRN,
3.23%, 3/1/08	30,000	30,000
Goldman Sachs Group LP, FRN, (1)
3.33%, 4/25/08	50,000	50,000
Merrill Lynch & Co., FRN,
3.22%, 3/4/08	55,000	55,000
3.26%, 3/18/08	65,000	65,000
3.28%, 3/25/08	30,000	30,000
3.06%, 5/22/08	35,000	35,000
Morgan Stanley, FRN,
3.24%, 3/17/08	30,000	30,000
3.21%, 3/27/08	120,000	120,001

		440,001

MONEY MARKET PORTFOLIOS  4  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 21.8% - CONTINUED
Structured Investment Vehicles - 6.7%
Asscher Finance Corp., FRN, (1)
4.83%, 3/25/08	$45,000	$45,000
Beta Finance, Inc., FRN, (1)
3.23%, 4/28/08	25,000	25,002
CC USA, Inc., FRN, (1)
3.04%, 5/20/08	40,000	39,997
Cullinan Finance Corp., (1)
3.09%, 3/28/08, FRN	70,000	69,999
5.36%, 4/15/08	55,000	55,000
3.30%, 4/25/08, FRN	55,000	54,997
5.35%, 5/15/08	55,000	55,000
3.06%, 5/27/08, FRN	60,000	59,989
Dorada Finance, Inc., (1)
3.13%, 3/25/08, FRN	30,000	30,000
5.32%, 5/27/08	50,000	49,999
Links Finance LLC, MTN, FRN, (1)
4.35%, 4/14/08	40,000	39,999
3.91%, 4/18/08	45,000	44,999
Sigma Finance, Inc., MTN, (1)
4.96%, 3/25/08, FRN	40,000	39,999
3.11%, 3/17/08, FRN	46,000	46,001
5.35%, 5/19/08	45,000	45,000
5.37%, 6/3/08	25,000	25,000
Whistlejacket Capital LLC, FRN, (1) †
3.81%, 4/23/08	25,000	20,000
White Pine Finance LLC, FRN, (1) †
3.08%, 3/17/08	25,000	20,000
5.15%, 4/21/08	40,000	32,000

		797,981

Total Corporate Notes/Bonds (Cost $2,627,074)		2,609,078

EURODOLLAR TIME DEPOSITS - 9.4%
Foreign Depository Institutions - 9.4%
ABN AMRO Bank, Amsterdam, Netherlands,
3.20%, 3/3/08	216,000	216,000
CALYON, Grand Cayman,
3.17%, 3/3/08	159,000	159,000
Dexia Credit Local, Grand Cayman,
3.44%, 3/3/08	214,000	214,000
HSBC Bank PLC, London,
3.38%, 3/3/08	130,000	130,000
Rabobank Nederland, London,
3.14%, 3/18/08	60,000	60,000
Royal Bank of Canada, Toronto, Canada,
3.25%, 3/3/08	348,166	348,166

		1,127,166

Total Eurodollar Time Deposits (Cost $1,127,166)		1,127,166

U.S. GOVERNMENT AGENCIES - 1.0% (2)
Federal Home Loan Bank - 1.0%
FHLB Bonds,
2.74%, 2/12/09	70,000	70,000
2.85%, 2/13/09	50,000	50,000

Total U.S. Government Agencies (Cost $120,000)		120,000

MONEY MARKET PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S GOVERNMENT OBLIGATIONS - 8.1%
U.S. Treasury Bills - 0.6%
2.35%, 4/17/08	$22,000	$21,933
2.02%, 5/29/08	50,000	49,750

		71,683

U.S. Treasury Notes - 7.5%
4.88%, 4/30/08	17,000	17,072
3.75%, 5/15/08	33,000	33,128
5.63%, 5/15/08	112,000	112,823
5.13%, 6/30/08	14,000	14,143
5.00%, 7/31/08	56,000	56,680
4.13%, 8/15/08	231,000	233,130
4.63%, 9/30/08	271,000	273,586
4.88%, 10/31/08	150,000	152,916

		893,478

Total U.S. Government Obligations (Cost $965,161)		965,161

Investments (Amortized Cost $8,669,886)		8,651,890

REPURCHASE AGREEMENTS - 28.1%
(Collateralized at a minimum of 102%) (3)
Joint Repurchase Agreements - 1.4%
Morgan Stanley & Co., Inc., dated 2/29/08,
repurchase price $74,999
1.80%, 3/3/08	74,987	74,987
Societe Generale, New York Branch, dated 2/29/08,
repurchase price $37,499
1.80%, 3/3/08	37,494	37,494
UBS Securities LLC, dated 2/29/08, repurchase price $56,249
1.80%, 3/3/08	56,241	56,241

		168,722

(Collateralized at a minimum of 102%) (4)
Repurchase Agreements - 26.7%
Bank of America N.A., dated 2/29/08,
repurchase price $380,100
3.17%, 3/3/08	380,000	380,000
Bank of America Securities LLC, dated 2/29/08,
repurchase price $1,000,267
3.20%, 3/3/08	1,000,000	1,000,000
BNP Paribas Securities Corp., dated 2/29/08,
repurchase price $520,137
3.16%, 3/3/08	520,000	520,000
Deutsche Bank Securities, Inc., dated 2/29/08,
repurchase price $1,250,331
3.18%, 3/3/08	1,250,000	1,250,000
Goldman Sachs & Co., dated 2/29/08,
repurchase price $50,013
3.14%, 3/3/08	50,000	50,000

		3,200,000

Total Repurchase Agreements (Cost $3,368,722)		3,368,722

Total Investments - 100.4% (Cost $12,038,608) (5)		12,020,612

Liabilities less Other Assets - (0.4)%		(46,570)

NET ASSETS - 100.0%		$11,974,042

MONEY MARKET PORTFOLIOS  6  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 12.50%	8/15/14 - 4/15/29
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	0.00% - 5.50%	9/1/29 - 7/15/36
FNMA	0.00% - 7.00%	1/1/19 - 9/1/47

(5)	The cost for federal income tax purposes was $12,038,608.

Percentages shown are based on Net Assets.

†	Defaulted securities are valued by an independent pricing service and reflect a fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement with the Northern Institutional Diversified Assets Portfolio. Under the agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than July 31, 2008.

MONEY MARKET PORTFOLIOS  7  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

Valuation level	Investments in Securities (000s)	Other Financial Instruments* (000s)
Level 1	$—	$—
Level 2	11,948,612	—
Level 3	72,000	—
Total	$12,020,612	$—

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000s)	Other Financial Instruments* (000s)
Balance as of 11/30/07	$—	$—
Realized gain(loss)	—	—
Change in unrealized appreciation/depreciation	(18,000)	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	90,000	—
Balance as of 2/29/08	$72,000	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS  8  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

DIVERSIFIED ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corp.

FNMA Federal National Mortgage Association

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

MTN Medium Term Notes

MONEY MARKET PORTFOLIOS  9  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 54.9% (1)
Fannie Mae - 23.9%
FNMA Discount Notes,
3.05%, 3/3/08	$54,412	$54,403
4.06%, 3/12/08	60,000	59,926
4.62%, 3/12/08	60,000	59,915
4.00%, 3/20/08	25,000	24,947
4.05%, 3/26/08	30,000	29,916
2.95%, 4/1/08	105,600	105,349
3.02%, 4/1/08	40,000	39,896
4.29%, 4/1/08	145,900	145,361
4.01%, 4/2/08	25,000	24,911
4.15%, 4/2/08	50,000	49,815
3.00%, 4/16/08	20,000	19,923
3.62%, 4/16/08	25,000	24,885
2.90%, 5/1/08	23,863	23,746
2.93%, 5/1/08	130,996	130,346
2.95%, 5/1/08	150,000	149,250
2.76%, 6/2/08	93,700	93,046
3.45%, 6/12/08	135,000	133,667
2.77%, 6/27/08	125,000	123,865
5.01%, 6/27/08	20,000	19,672
FNMA Notes,
2.25%, 3/8/08	40,000	39,992
4.88%, 4/10/08	25,000	25,057
6.00%, 5/15/08	70,000	70,380

		1,448,268

Federal Farm Credit Bank - 4.6%
FFCB Bond,
3.38%, 6/12/08	5,240	5,225
FFCB FRN,
3.10%, 3/1/08	50,000	49,998
3.01%, 3/2/08	50,000	49,996
3.02%, 3/12/08	25,000	24,999
2.95%, 3/16/08	25,000	25,000
2.98%, 3/22/08	25,000	24,998
3.01%, 3/25/08	25,000	25,000
2.99%, 3/27/08	50,000	49,997
2.94%, 5/28/08	20,000	19,996

		275,209

Federal Home Loan Bank - 20.5%
FHLB Bonds,
4.45%, 4/14/08	5,000	5,000
4.40%, 4/21/08	50,000	50,000
4.30%, 4/23/08	35,000	35,000
4.40%, 4/23/08	50,000	50,050
4.35%, 4/28/08	20,000	20,000
4.40%, 4/29/08	85,000	85,097
4.42%, 5/8/08	10,000	10,001
4.35%, 5/19/08	15,000	15,000
2.75%, 6/6/08	15,000	15,000
4.75%, 6/11/08	20,000	20,014
2.75%, 6/25/08	50,000	50,000
2.82%, 6/30/08	15,000	15,000
5.25%, 7/10/08	25,000	24,998
2.58%, 7/15/08	15,000	15,000
2.75%, 7/30/08	15,000	15,000

MONEY MARKET PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 54.9% (1) - CONTINUED
Federal Home Loan Bank - 20.5% - continued
FHLB Discount Notes,
2.00%, 3/3/08	$55,572	$55,566
2.70%, 3/4/08	30,000	29,993
4.18%, 3/5/08	60,000	59,972
4.65%, 3/7/08	40,000	39,969
4.63%, 3/10/08	75,000	74,913
2.73%, 3/12/08	50,000	49,958
2.83%, 3/17/08	20,000	19,975
4.27%, 3/24/08	30,000	29,918
2.85%, 3/26/08	30,000	29,940
2.97%, 3/26/08	20,000	19,959
3.62%, 4/16/08	35,000	34,838
2.90%, 4/23/08	20,000	19,915
2.68%, 5/7/08	50,000	49,751
FHLB FRN,
4.57%, 4/2/08	15,000	15,000
3.56%, 4/24/08	25,000	24,995
3.07%, 4/30/08	25,000	25,000
2.91%, 5/5/08	100,000	100,000
2.93%, 5/5/08	35,000	35,000
2.98%, 5/11/08	75,000	74,999
2.91%, 5/28/08	30,000	29,997

		1,244,818

Freddie Mac - 5.9%
FHLMC Discount Notes,
4.07%, 3/12/08	40,000	39,950
4.48%, 3/17/08	19,428	19,389
3.90%, 4/7/08	50,000	49,800
3.62%, 4/14/08	10,000	9,956
4.24%, 4/28/08	65,000	64,556
FHLMC FRN,
2.97%, 3/26/08	15,000	15,000
FHLMC Notes,
2.75%, 3/15/08	10,000	9,994
5.75%, 4/15/08	44,112	44,238
5.13%, 4/18/08	25,000	25,077
4.25%, 5/23/08	6,000	5,998
3.88%, 6/15/08	40,000	40,009
4.63%, 12/19/08	33,124	33,708

		357,675

Total U.S. Government Agencies (Cost $3,325,970)		3,325,970

U.S Government Obligations - 9.6%
U.S Treasury Bills,
2.31%, 3/6/08	60,000	59,981
1.76%, 3/13/08	80,000	79,961
2.34%, 3/13/08	50,000	49,961
2.36%, 3/13/08	75,000	74,941
2.36%, 3/17/08	145,000	144,848
2.31%, 3/20/08	25,000	24,969
2.29%, 4/15/08	30,000	29,914
2.00%, 7/3/08	60,000	59,587
2.07%, 7/31/08	60,000	59,475

Total U.S. Government Obligations (Cost $583,637)		583,637

Inter American Development Bank - 0.9%
Discount Note,
2.87%, 4/22/08	56,645	56,410

Total Inter American Development Bank (Cost $56,410)		56,410

MONEY MARKET PORTFOLIOS  2  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 39.3%
(Collateralized at a minimum of 102%) (2)
Joint Repurchase Agreements - 6.9%
Morgan Stanley & Co., Inc., dated 2/29/08, repurchase price $184,821
1.80%, 3/3/08	$184,793	$184,793
Societe Generale, New York Branch, dated 2/29/08, repurchase price $92,410
1.80%, 3/3/08	92,397	92,397
UBS Securities LLC, dated 2/29/08, repurchase price $138,616
1.80%, 3/3/08	138,595	138,595

		415,785

(Collateralized at a minimum of 102%) (3)
Repurchase Agreements - 32.4%
Bank of America N.A., dated 2/29/08, repurchase price $325,086
3.17%, 3/3/08	325,000	325,000
Bank of America Securities LLC, dated 2/29/08, repurchase price $175,047
3.20%, 3/3/08	175,000	175,000
Citigroup Global Markets, Inc., dated 2/29/08, repurchase price $150,039
3.15%, 3/3/08	150,000	150,000
Credit Suisse First Boston Corp., dated 2/29/08, repurchase price $700,175
3.00%, 3/3/08	700,000	700,000
Credit Suisse First Boston Corp., dated 2/29/08, repurchase price $160,042
3.16%, 3/3/08	160,000	160,000
Deutsche Bank Securities, Inc., dated 2/29/08, repurchase price $340,090
3.18%, 3/3/08	340,000	340,000
Lehman Brothers, Inc., dated 2/29/08, repurchase price $114,587
3.14%, 3/3/08	114,557	114,557

		1,964,557

Total Repurchase Agreements (Cost $2,380,342)		2,380,342

Total Investments - 104.7% (Cost $6,346,359) (4)		6,346,359

Liabilities less Other Assets - (4.7)%		(282,339)

NET ASSETS - 100.0%		$6,064,020

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% -12.50%	8/15/14 -4/15/29
U.S. Treasury Notes	1.88% -2.00%	1/15/14 -7/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLB	4.88% -5.00%	3/5/08 -9/9/11
FHLMC	3.25% -5.50%	4/15/09 -3/1/38
FNMA	3.38% -10.00%	12/15/08 -7/1/47
Tennesee Valley Authority	4.88%	1/15/48

(4)	The cost for federal income tax purposes was $6,346,359.

Percentages shown are based on Net Assets.

MONEY MARKET PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Government Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

Valuation level	Investments in Securities (000s)	Other Financial Instruments* (000s)
Level 1	$—	$—
Level 2	6,346,359	—
Level 3	—	—

Total	$6,346,359	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS  4  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB Federal Farm Credit Bank

FHLB Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corp.

FNMA Federal National Mortgage Association

FRN Floating Rate Notes

MONEY MARKET PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 91.6% (1)
Federal Farm Credit Bank - 11.9%
FFCB Discount Notes,
2.58%, 3/3/08	$250,000	$249,964
2.65%, 3/3/08	335,000	334,951
2.78%, 3/3/08	100,000	99,984
2.40%, 3/4/08	70,000	69,986
4.05%, 10/21/08	25,000	24,342
FFCB FRN,
3.10%, 3/1/08	70,000	69,997
3.01%, 3/2/08	75,000	74,994
3.05%, 3/6/08	17,000	16,999
3.02%, 3/12/08	55,000	54,997
2.95%, 3/16/08	60,000	60,000
2.98%, 3/22/08	160,000	159,989
3.01%, 3/23/08	25,000	24,996
3.00%, 3/24/08	40,000	40,000
3.01%, 3/25/08	45,000	44,999
2.99%, 3/27/08	85,000	84,996
2.94%, 5/28/08	40,000	39,993

		1,451,187

Federal Home Loan Bank - 79.7%
FHLB Bonds,
4.88%, 3/5/08	109,000	109,023
5.10%, 3/6/08	40,000	39,999
4.00%, 3/10/08	71,710	71,702
2.75%, 3/14/08	81,755	81,722
4.38%, 3/14/08	11,500	11,497
4.75%, 3/14/08	11,000	11,001
3.40%, 3/18/08	12,250	12,254
4.40%, 3/26/08	20,000	20,000
4.40%, 4/7/08	5,300	5,300
4.45%, 4/14/08	7,000	7,000
4.40%, 4/21/08	75,000	75,000
4.50%, 4/21/08	35,000	35,000
4.30%, 4/23/08	82,605	82,604
4.35%, 4/28/08	50,000	50,000
4.38%, 4/28/08	195,000	195,273
4.40%, 4/29/08	160,000	160,362
4.40%, 5/5/08	100,000	100,127
4.42%, 5/8/08	50,000	50,002
4.30%, 5/12/08	29,700	29,789
4.25%, 5/16/08	28,375	28,462
4.35%, 5/19/08	15,000	15,000
2.75%, 6/6/08	40,000	40,000
4.75%, 6/11/08	47,680	47,764
4.10%, 6/13/08	5,110	5,106
4.25%, 6/17/08	70,000	70,076
3.05%, 6/25/08	60,000	60,000
2.82%, 6/30/08	25,000	25,000
2.90%, 7/1/08	40,000	40,000
2.70%, 7/7/08	47,000	47,013
2.85%, 7/7/08	30,000	30,000
5.25%, 7/10/08	50,000	49,996
2.58%, 7/15/08	91,635	91,635
2.63%, 7/15/08	19,970	19,904
2.70%, 7/25/08	11,000	11,000
2.75%, 7/30/08	25,000	25,000
2.88%, 8/1/08	40,000	40,000
2.58%, 8/4/08	30,000	30,000
2.55%, 8/15/08	35,000	35,000
2.62%, 9/4/08	30,000	30,000

MONEY MARKET PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 91.6% (1) - CONTINUED
Federal Home Loan Bank - 79.7% - continued
FHLB Discount Notes,
1.95%, 3/3/08	$200,000	$199,978
2.00%, 3/3/08	3,839,887	3,839,461
2.74%, 3/3/08	40,000	39,994
2.70%, 3/4/08	485,840	485,731
4.55%, 3/5/08	16,000	15,992
4.64%, 3/5/08	20,000	19,990
2.70%, 3/7/08	70,400	70,368
2.80%, 3/7/08	22,738	22,727
2.55%, 3/12/08	57,420	57,375
2.78%, 3/12/08	170,000	169,856
2.80%, 3/12/08	80,200	80,131
2.83%, 3/14/08	85,000	84,913
2.85%, 3/14/08	3,650	3,646
4.25%, 3/14/08	66,006	65,905
2.83%, 3/17/08	57,020	56,948
2.86%, 3/19/08	30,000	29,957
2.88%, 3/24/08	15,700	15,671
2.90%, 3/24/08	30,000	29,945
3.05%, 3/24/08	100,000	99,805
2.82%, 3/26/08	100,000	99,804
2.85%, 3/26/08	49,511	49,413
2.88%, 3/26/08	38,800	38,722
2.97%, 3/26/08	40,000	39,918
4.11%, 3/26/08	35,000	34,900
3.93%, 3/28/08	15,000	14,956
4.02%, 3/31/08	100,000	99,665
3.90%, 4/2/08	120,000	119,584
3.62%, 4/4/08	81,155	80,878
4.02%, 4/4/08	28,921	28,811
2.70%, 4/9/08	75,000	74,781
4.02%, 4/9/08	80,000	79,651
3.91%, 4/11/08	90,000	89,599
3.61%, 4/16/08	83,300	82,916
3.62%, 4/16/08	160,000	159,260
4.24%, 4/16/08	30,000	29,838
2.75%, 4/18/08	38,410	38,269
2.80%, 4/18/08	60,000	59,776
3.66%, 4/18/08	100,000	99,512
4.24%, 4/18/08	20,000	19,887
2.86%, 4/23/08	50,000	49,790
2.90%, 4/23/08	40,000	39,829
4.23%, 4/25/08	100,000	99,354
2.68%, 4/30/08	20,930	20,837
2.55%, 8/6/08	35,000	34,608
FHLB FRN,
4.98%, 3/11/08	100,000	99,973
4.84%, 3/17/08	64,100	64,085
4.57%, 4/2/08	45,000	44,999
3.56%, 4/24/08	50,000	49,990
3.07%, 4/30/08	45,000	45,000
2.91%, 5/5/08	120,000	120,000
2.93%, 5/5/08	75,000	75,000
2.98%, 5/11/08	155,000	154,999
2.93%, 5/21/08	10,000	10,005
2.91%, 5/28/08	65,000	64,993

MONEY MARKET PORTFOLIOS  2  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 91.6% (1) - CONTINUED
Federal Home Loan Bank - 79.7% - continued
FHLB Notes,
5.13%, 6/13/08	$16,220	$16,299
5.13%, 6/18/08	25,575	25,681
2.85%, 7/1/08	95,000	95,000
5.13%, 8/8/08	10,000	10,110

		9,737,696

Total U.S. Government Agencies (Cost $11,188,883)		11,188,883

U.S. Government Obligations - 10.1%
U.S. Treasury Bills,
2.33%, 3/6/08	100,000	99,968
1.76%, 3/13/08	150,000	149,927
2.34%, 3/13/08	305,000	304,762
2.36%, 3/13/08	275,000	274,784
2.35%, 3/17/08	250,000	249,739
2.31%, 3/20/08	30,000	29,963
2.19%, 5/22/08	30,000	29,850
2.00%, 7/3/08	75,000	74,483
2.10%, 8/21/08	20,000	19,798

Total U.S. Government Obligations (Cost $1,233,274)		1,233,274

Investments, at Amortized Cost (Cost $12,422,157)		12,422,157

Total Investments - 101.7% (Cost $12,422,157) (2)		12,422,157

Liabilities less Other Assets - (1.7)%		(212,972)

NET ASSETS - 100.0%		$12,209,185

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The cost for federal income tax purposes was $12,422,157.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

Valuation level	Investments in Securities (000s)	Other Financial Instruments* (000s)
Level 1	$—	$—
Level 2	12,422,157	—
Level 3	—	—
Total	$12,422,157	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

GOVERNMENT SELECT PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB Federal Farm Credit Bank

FHLB Federal Home Loan Bank

FRN Floating Rate Notes

MONEY MARKET PORTFOLIOS  4  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4%
Alabama - 2.8%
Columbia IDB PCR Refunding Bonds,
Series 1995-C, Alabama Power Company Project,
4.00%, 3/3/08	$7,300	$7,300
Montgomery IDB Pollution Control and Solid Waste Disposal Revenue Refunding VRDB,
Series 2005, General Electric Co. Project (General Electric Co. Gtd.),
3.12%, 3/3/08	13,100	13,100
West Jefferson IDB PCR Revenue Refunding Bonds,
Series 1998, Alabama Power Company Project,
3.20%, 3/3/08	6,800	6,800

		27,200

Alaska - 2.1%
Valdez Marine Terminal Revenue Refunding Bonds,
Series 1993A, Exxon Pipeline Co. Project,
3.75%, 3/3/08	4,500	4,500
Valdez Marine Terminal Revenue Refunding VRDB,
Series 2001, Exxon Pipeline Co. Project (BP PLC Gtd.),
3.50%, 3/3/08	2,500	2,500
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003C,
BP Pipelines, Inc. Project (BP PLC Gtd.),
3.50%, 3/3/08	13,000	13,000

		20,000

Arizona - 1.0%
Arizona Health Facilities Authority Revenue Bonds,
Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC),
2.99%, 3/10/08	165	165
Salt River Project Agricultural Improvement and Power District
Revenue Bonds, Citigroup Eagle Series 2006-14, (1)
3.20%, 3/10/08	2,300	2,300
Salt River Project Agricultural Improvement and Power District
Revenue Bonds, Floater Series 2006-81TP, (1)
3.22%, 3/10/08	7,440	7,440

		9,905

California - 2.2%
Los Angeles Department of Water and Power
Waterworks Revenue VRDB, Subseries 2001B-1,
3.00%, 3/10/08	5,600	5,600
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series 2005B-2,
3.60%, 3/3/08	700	700
Riverside County Teeter Obligation Revenue Bonds, CP Notes,
Series 2007-B (Bank of Nova Scotia LOC),
3.27%, 3/7/08	5,000	5,000
State of California RANS,
4.00%, 6/30/08	10,000	10,020

		21,320

Colorado - 2.2%
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Concordia University Irvine Project (U.S. Bank N.A. LOC),
3.56%, 3/3/08	2,275	2,275
Colorado Educational and Cultural Facilities Authority Revenue VRDB,
Museum of Contemporary Art (KeyBank N.A. LOC),
3.20%, 3/10/08	5,000	5,000
Colorado Educational and Cultural Facilities Authority Revenue VRDB,
Series 2005, Kent Denver School Project (Bank of New York LOC),
3.17%, 3/10/08	4,060	4,060
Colorado Health Facilities Authority Revenue Refunding VRDB,
Covenant Retirement (Bank of America N.A. LOC),
2.98%, 3/10/08	5,500	5,500

MONEY MARKET PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Colorado - 2.2% - (continued)
Colorado Health Facilities Authority Revenue VRDB,
Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.98%, 3/10/08	$4,595	$4,595
Traer Creek Metropolitan District Revenue VRDB,
Series 2004 (BNP Paribas LOC),
3.05%, 3/10/08	200	200

		21,630

Connecticut - 0.2%
Connecticut State Health and Educational Facility Authority Revenue VRDB,
Series V-2, Yale University,
3.05%, 3/3/08	700	700
Connecticut State Health and Educational Facility Authority Revenue VRDB,
Series Y-3, Yale University,
3.05%, 3/3/08	800	800

		1,500

District of Columbia - 1.7%
District of Columbia Revenue VRDB, Series 2001,
Henry J. Kaiser Foundation,
3.25%, 3/10/08	1,200	1,200
District of Columbia Revenue VRDB, Series 2007,
Latin American Youth Center (Manufacturers & Traders Trust Co. LOC),
3.21%, 3/10/08	4,070	4,070
District of Columbia Water and Sewer Revenue Bonds,
Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)
3.23%, 3/10/08	7,000	7,000
District of Columbia Water and Sewer Revenue Bonds,
Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1)
3.23%, 3/10/08	4,200	4,200

		16,470

Florida - 3.6%
Bay Medical Center Hospital Revenue Bonds,
Series 2007-B, Bay Medical Center Project (Regions Bank LOC),
3.08%, 3/10/08	10,000	10,000
Gainesville Utility System Revenue VRDB,
Series 2008-B,
2.20%, 3/10/08	7,335	7,335
Highlands County Health Facilities Authority Revenue VRDB,
Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.98%, 3/10/08	12,900	12,900
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2001,
Baptist Medical Center Project (Wachovia Bank N.A. LOC),
3.50%, 3/3/08	100	100
Lee County IDA Healthcare Facilities Revenue Refunding VRDB,
Series 2004, Improvement Hope Hospice Project (SunTrust Bank LOC),
3.70%, 3/3/08	1,600	1,600
Lee County IDA Healthcare Facilities Revenue VRDB,
Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
3.10%, 3/10/08	1,850	1,850
Tampa Revenue Refunding VRDB, Series 2007,
Volunteers of America (Regions Bank LOC),
3.16%, 3/10/08	1,000	1,000

		34,785

Georgia - 2.6%
Fulton County Development Authority Revenue Bonds,
Series 1999, Alfred and Adele Davis (Branch Banking & Trust Co. LOC),
3.18%, 3/10/08	12,125	12,125
Fulton County Residential Care Facilities Revenue VRDB,
Series C, Lenbrook Project, First Mortgage (Royal Bank of Scotland PLC LOC),
3.00%, 3/10/08	800	800

MONEY MARKET PORTFOLIOS  2  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Georgia - 2.6% - (continued)
Georgia State G.O. Bonds,
Eagle Trust Series 97C1001, (1)
3.20%, 3/10/08	$340	$340
Macon-Bibb County Hospital Authority Revenue VRDB, Series 2003,
Revenue Anticipation Certificates
Medical Center of Central Georgia (SunTrust Bank LOC),
3.25%, 3/10/08	2,600	2,600
Macon Lease Revenue Refunding Bonds, Series 2004,
Bibb County School District Project,
3.17%, 3/10/08	2,185	2,185
Smyrna Multifamily Housing Authority Revenue Bonds,
Series 1997, F& M Villages Project (FNMA Gtd.),
3.25%, 3/10/08	7,220	7,220

		25,270

Idaho - 1.0%
Idaho State G.O. TANS, Series 2007,
4.50%, 6/30/08	10,000	10,025

Illinois - 11.5%
Arlington Heights Multifamily Housing Revenue Refunding VRDB, Series 1997,
Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC),
3.11%, 3/10/08	3,980	3,980
Chicago Water Revenue Refunding VRDB,
Series 2004, Second Lien,
9.00%, 3/10/08	20,900	20,900
City of Chicago G.O. Refunding VRDB,
Series 2007E (MBIA Insured),
4.50%, 3/10/08	15,200	15,200
City of Springfield Community Improvement Revenue VRDB,
Series 2007A, Abraham Lincoln (Harris N.A. LOC),
3.14%, 3/10/08	5,000	5,000
DuPage County Revenue VRDB,
Benedictine University Building Project (National City Bank LOC),
3.12%, 3/10/08	300	300
Illinois Finance Authority Revenue Bonds,
Series 2006A, Chicago Christian (Fifth Third Bank LOC),
3.03%, 3/10/08	455	455
Illinois Finance Authority Revenue VRDB,
Series 2007B1, Northwestern Memorial Hospital,
3.25%, 3/3/08	7,900	7,900
Illinois Finance Authority Revenue VRDB,
Series 2007B2, Northwestern Memorial Hospital,
3.50%, 3/3/08	1,100	1,100
Illinois Health Facilities Authority Revenue Bonds,
Series 2003C, Advocate Healthcare Network,
2.35%, 2/26/09	10,000	10,000
Illinois International Port District Revenue Refunding VRDB, Series 2003
(Bank of America N.A. LOC),
3.25%, 3/10/08	3,000	3,000
Illinois State G.O.,
Citigroup ROCS RR-II-R-11165, (1)
3.19%, 3/10/08	11,140	11,140
Illinois State Sales TRB,
Citigroup ROCS RR-II-R-4542, (1)
3.19%, 3/10/08	3,910	3,910
Kane County Revenue Bonds, Series 1993,
Glenwood School for Boys (Harris N.A. LOC),
3.23%, 3/10/08	7,200	7,200

MONEY MARKET PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Illinois - 11.5% - (continued)
Morton Grove Cultural Facilities Revenue VRDB,
Series 2006, Holocaust Museum (Bank of America N.A. LOC),
3.08%, 3/10/08	$9,500	$9,500
Peoria IDR Bonds, Series 1997,
Peoria Production Shop Project (JPMorgan Chase Bank LOC),
3.90%, 3/10/08	645	645
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligation (Marshall & Ilsley Bank LOC),
3.53%, 3/3/08	1,640	1,640
University of Illinois Revenue Bonds,
Citigroup ROCS RR-II-R-10124 (MBIA Insured), (1)
3.49%, 3/10/08	3,000	3,000
Will County Revenue VRDB, Series 2004,
Joliet Catholic Academy Project (Harris N.A. LOC),
3.14%, 3/10/08	6,250	6,250

		111,120

Indiana - 2.2%
Indiana Bond Bank Revenue Notes,
Series 2008-A, Advance Funding Program Notes,
3.00%, 1/30/09	10,000	10,081
Indiana Health and Educational Facilities Financing Authority Revenue Bonds,
Citigroup ROCS RR-II-R-10246, Ascension Health, (1)
3.19%, 3/10/08	7,900	7,900
Indiana Health and Educational Facilities Financing Authority Revenue Bonds,
Series 2005A, Howard Regional Health System Project (Comerica Bank LOC),
3.78%, 3/3/08	900	900
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000,
Senior Living Greencroft Project (Bank of America N.A. LOC),
2.99%, 3/10/08	1,161	1,161
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
3.75%, 3/3/08	800	800

		20,842

Iowa - 1.4%
Iowa Finance Authority Revenue VRDB, Series 2000,
YMCA and Rehab Center Project (Bank of America N.A. LOC),
3.05%, 3/10/08	2,100	2,100
Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health
Foundation of Sioux City Project (General Electric Capital Corp. LOC),
3.20%, 3/10/08	3,100	3,100
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002,
Luther College Project (U.S. Bank N.A. LOC),
2.98%, 3/10/08	3,000	3,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
Series 2003, Des Moines University Project (Allied Irish Bank LOC),
3.78%, 3/3/08	200	200
State of Iowa TRANS,
4.00%, 6/30/08	5,000	5,012

		13,412

Kansas - 1.6%
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB,
Chesapeake Apartments Project (FHLMC LOC),
3.20%, 3/10/08	11,000	11,000
Kansas Development Finance Authority Revenue VRDB,
Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),
2.99%, 3/10/08	4,760	4,760

		15,760

MONEY MARKET PORTFOLIOS  4  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Kentucky - 2.4%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.20%, 3/10/08	$2,250	$2,250
Kentucky Asset Liability Commission General Fund Revenue Notes,
Series 2007-A TRANS,
4.50%, 6/26/08	20,000	20,049
Morehead League of Cities Revenue VRDB, Series 2004A,
Trust Lease Program (U.S. Bank N.A. LOC),
3.20%, 3/10/08	469	469

		22,768

Louisiana - 0.2%
Jefferson Parish Hospital Revenue Refunding VRDB, Series 2004,
East Jefferson General Hospital (JPMorgan Chase Bank LOC),
3.45%, 3/10/08	1,800	1,800

Maryland - 2.8%
Maryland Health and Higher Educational Facilities Authority Revenue Bonds,
Series 2003-B, Sheppard Pratt (SunTrust Bank LOC),
3.25%, 3/10/08	5,000	5,000
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),
3.15%, 3/10/08	11,400	11,400
Montgomery County Economic Development Revenue VRDB, Series 2004,
Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
3.01%, 3/10/08	10,335	10,335

		26,735

Massachusetts - 3.8%
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC),
3.17%, 3/10/08	23,355	23,355
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),
3.00%, 3/10/08	800	800
Massachusetts State Health and Educational Facilities Authority Revenue VRDB,
Series 1999R, Harvard University,
3.00%, 3/3/08	2,900	2,900
Massachusetts Water Resources Authority, CP Notes,
Series 2008 (State Street Bank & Trust LOC),
1.95%, 4/4/08	10,000	10,000

		37,055

Michigan - 1.7%
Detroit G.O. Limited TANS
(Bank of Nova Scotia LOC),
4.50%, 3/1/08	13,460	13,460
Michigan Municipal Bond Authority Revenue Notes,
Series 2007 B-2 (Bank of Nova Scotia LOC),
4.50%, 8/20/08	3,000	3,011

		16,471

Minnesota - 4.2%
Burnsville Housing Revenue VRDB,
Series 1999A, Provence LLC Project (Bank of America N.A. LOC),
3.21%, 3/10/08	15,650	15,650
Center City, Minnesota Healthcare Facilities Revenue VRDB, Series 2002,
Hazelden Foundation Project (Allied Irish Bank LOC),
3.19%, 3/10/08	2,300	2,300
Minneapolis Minnesota Health Care Systems Revenue Refunding VRDB,
Series 2005C, Fairview Health Services (MBIA Insured),
3.70%, 3/10/08	6,500	6,500

MONEY MARKET PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Minnesota - 4.2% - (continued)
Minnesota Housing Finance Agency Revenue Bonds,
Residential Housing Finance, Series 2007A,
3.65%, 3/4/08	$3,000	$3,000
St. Cloud Health Care Revenue VRDB,
Series 2008-A, Centracare Health System (Assured Guaranty Insured),
3.35%, 3/10/08	7,775	7,775
St. Cloud Health Care Revenue VRDB,
Series 2008-B, Centracare Health System (Assured Guaranty Insured),
3.35%, 3/10/08	5,305	5,305

		40,530

Mississippi - 3.3%
Mississippi Business Finance Corp. Golf Opportunity Zone Revenue VRDB,
Series 2007-C, Chevron USA, Inc. Project,
3.25%, 3/10/08	8,500	8,500
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB,
Series 2007-D, Chevron USA, Inc. Project,
2.85%, 3/10/08	8,750	8,750
Mississippi Business Finance Corp. Revenue VRDB,
Series 600, Concourse Project (Regions Bank LOC),
3.16%, 3/10/08	3,000	3,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2000,
St. Andrew’s Episcopal School Project (Allied Irish Bank LOC),
3.16%, 3/10/08	2,000	2,000
Mississippi Business Finance Corp. Revenue VRDB,
Series 2007, Gulfport Promenade Project (Regions Bank LOC),
3.16%, 3/10/08	7,000	7,000
Mississippi Medical Center Educational Building Corp. Revenue VRDB,
Adult Hospital Project (AMBAC Insured),
4.00%, 3/3/08	3,000	3,000

		32,250

Missouri - 3.4%
Chesterfield IDA Educational Facilities Revenue VRDB,
Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
3.78%, 3/3/08	390	390
Kansas City IDA Multifamily Housing Revenue Refunding VRDB,
Coach House South Apartments (FHLMC LOC),
3.20%, 3/10/08	1,700	1,700
Kansas City IDA Revenue VRDB, Series B,
Downtown Redevelopment District (AMBAC Insured),
5.50%, 3/10/08	9,100	9,100
Kirkwood Tax Increment Revenue Refunding VRDB, Series 2004,
Kirkwood Commons Project (U.S. Bank N.A. LOC),
3.78%, 3/3/08	700	700
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 1999B, St. Louis University,
3.78%, 3/3/08	2,415	2,415
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC),
3.78%, 3/3/08	2,100	2,100
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2007, Lutheran Church Extension (National City Bank LOC),
3.58%, 3/3/08	16,325	16,325
St. Charles County IDA Revenue Refunding VRDB, Series 1993,
Remington Apartments Project (FNMA Gtd.),
3.18%, 3/10/08	100	100

		32,830

MONEY MARKET PORTFOLIOS  6  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Nevada - 0.3%
Carson City Hospital Revenue VRDB, Series 2003-B,
Tahoe Hospital Project (U.S. Bank N.A. LOC),
2.98%, 3/10/08	$2,900	$2,900

New Jersey - 1.8%
New Jersey EDA School Revenue VRDB,
Sub Series R-1, FACS Construction (Lloyds TSB Bank LOC),
3.20%, 3/3/08	7,400	7,400
New Jersey State TRANS, Series 2008A,
4.50%, 6/24/08	10,000	10,028

		17,428

New Mexico - 2.1%
Bernalillo County Gross TRB 1996B, Series 2004B,
Macon Variable Certificates (MBIA Insured), (1)
3.51%, 3/10/08	5,160	5,160
State of New Mexico TRANS, Series 2007,
4.00%, 6/30/08	5,000	5,016
State of New Mexico TRANS, Series 2007,
4.50%, 6/30/08	10,000	10,025

		20,201

New York - 2.9%
Jay Street Development Corp. Revenue Bonds,
Series 2003A-4, New York City Jay Street Project (Depfa Bank PLC LOC),
3.10%, 3/3/08	6,100	6,100
New Rochelle Municipal Housing Authority Multifamily Mortgage Revenue VRDB,
Series 2005-A, Sound Shore Medical Center Apartments (FNMA Insured),
2.96%, 3/10/08	2,335	2,335
Triborough Bridge and Tunnel Authority Revenue VRDB,
Series 2005-A,
3.10%, 3/10/08	20,000	20,000

		28,435

North Carolina - 4.8%
Charlotte G.O. VRDB,
3.00%, 3/10/08	6,000	6,000
Mecklenburg County COPS VRDB,
Series 2008-A,
3.18%, 3/10/08	28,000	28,000
New Hanover County G.O. School Bonds, Series 1995,
3.25%, 3/10/08	2,250	2,250
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB,
Series 2007, Lutheran Retirement Project (SunTrust Bank LOC),
3.16%, 3/10/08	9,700	9,700
University of North Carolina Revenue Bonds,
Citigroup Eagle 720053014 Class 2005A, (1)
3.20%, 3/10/08	800	800

		46,750

Ohio - 1.6%
Columbus Ohio Sewer Revenue Bonds,
Series 2008-B,
3.30%, 3/10/08	3,530	3,530
Middletown Development Revenue Bonds, Series 2003,
Bishop Fenwick High School Project (JPMorgan Chase Bank LOC),
3.23%, 3/10/08	2,450	2,450
Ohio State G.O.,
Citigroup ROCS RR-II-R-9144, (1)
3.19%, 3/10/08	4,140	4,140
Ohio State Higher Educational Facilities Revenue VRDB,
Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC),
3.19%, 3/10/08	700	700

MONEY MARKET PORTFOLIOS  7  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Ohio - 1.6% - (continued)
Warren County Health Care Facilities Revenue VRDB,
Series 1998-B, Otterbein Homes, Improvement (Fifth Third Bank LOC),
3.10%, 3/10/08	$4,700	$4,700

		15,520

Oklahoma - 0.8%
Edmond EDA Student Housing Revenue VRDB,
Series 2001A, Edmond Project (Allied Irish Bank LOC),
3.16%, 3/10/08	4,200	4,200
Tulsa Industrial Authority Revenue Bonds,
Series 2000B, University of Tulsa (MBIA Insured),
7.00%, 3/10/08	3,655	3,655

		7,855

Pennsylvania - 1.5%
Philadelphia School District G.O. Unlimited TRANS, Series 2007-A
(Bank of America N.A. LOC),
4.50%, 6/27/08	15,000	15,036

Puerto Rico - 0.5%
Commonwealth of Puerto Rico TRANS,
Series 2007 (Bank of Nova Scotia LOC),
4.25%, 7/30/08	5,000	5,017

Tennessee - 2.1%
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A,
Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC),
3.19%, 3/10/08	8,300	8,300
Clarksville Public Building Authority Revenue Bonds, Series 2003,
Pooled Financing Tennessee Municipal Bond Fund (Bank of America N.A. LOC),
3.65%, 3/3/08	730	730
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding
VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC),
3.25%, 3/10/08	1,300	1,300
Tennergy Corp. Gas Revenue Bonds,
STARS Trust Receipts 1260B (BNP Paribas LOC), (1)
3.41%, 3/10/08	6,140	6,140
Tennessee Local Development Authority Revenue BANS,
Series 2007A, Student Loan Program,
5.00%, 6/30/08	2,000	2,009
Williamson County IDB Revenue Bonds, Series 2003,
Currey Ingram Academy Project (SunTrust Bank LOC),
3.23%, 3/10/08	2,160	2,160

		20,639

Texas - 9.5%
Granbury Independent School District G.O.,
Series 1999 SG-129 (PSF of Texas Gtd.), (1)
3.20%, 3/10/08	4,815	4,815
Harris County Health Facilities Development Corp. Hospital Revenue VRDB,
Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC),
2.97%, 3/10/08	1,100	1,100
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds,
Series 2006B (BNP Paribas LOC),
2.99%, 3/10/08	8,600	8,600
Irving Independent School District G.O., VRDB,
Series 2004-B (PSF of Texas Gtd.),
3.76%, 8/1/08	17,400	17,400
Little Elm School District G.O., Series 2006-60,
ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)
3.23%, 3/10/08	9,040	9,040

MONEY MARKET PORTFOLIOS  8  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Texas - 9.5% - (continued)
Lower Neches Valley Industrial Development Corp. Exempt Facilities
Revenue Refunding VRDB, Series 2001A, ExxonMobil Project,
3.75%, 3/3/08	$3,200	$3,200
Princeton Independent School District G.O.,
Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1)
3.21%, 3/10/08	4,750	4,750
San Antonio City Electric and Gas, Wachovia MERLOTS,
Series 2001A68 (Collateralized by U.S. Treasury Securities), (1)
3.35%, 3/10/08	3,620	3,620
State of Texas Transportation Mobility G.O.,
Bear Stearns Trust Certificate Series 2007-302 Class A, (1)
3.23%, 3/10/08	4,830	4,830
Tarrant County Health Facilities Development Corp. Revenue VRDB,
Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.98%, 3/10/08	5,045	5,045
Texas A&M University Revenue Bonds,
Series 2003A ROCS RR-II-R-4005, (1)
3.19%, 3/10/08	4,735	4,735
Texas City Industrial Development Corp., Wachovia MERLOTS,
Series 2000-A34, Arco Pipeline Project, (1)
3.35%, 3/10/08	3,835	3,835
Texas State Transportation Commission Revenue VRDB,
Series B, First Tier,
2.98%, 3/10/08	1,200	1,200
Texas Water Development Board Revenue Refunding VRDB,
Series 2007-A, Sub Lien,
4.00%, 3/3/08	8,500	8,500
University of Texas Revenue Refunding VRDB,
Series 2007-B, Financing System,
3.35%, 3/10/08	11,250	11,250

		91,920

Utah - 3.8%
Utah Transit Authority Sales Tax Revenue VRDB,
Sub series B (Fortis Bank LOC),
4.00%, 3/3/08	11,500	11,500
Utah Water Finance Agency Revenue VRDB,
Series 2002A2 (AMBAC Insured),
5.00%, 3/10/08	5,680	5,680
Utah Water Finance Agency Revenue VRDB,
Series 2005A13 (AMBAC Insured),
5.00%, 3/10/08	5,000	5,000
Utah Water Finance Agency Revenue VRDB, Series 2005A14
(AMBAC Insured),
6.38%, 3/10/08	4,100	4,100
Utah Water Finance Agency Revenue VRDB, Series A15
(AMBAC Insured),
5.00%, 3/10/08	10,000	10,000

		36,280

Virginia - 0.6%
Alexandria IDA Revenue Refunding VRDB,
Series 2005, Goodwin House (Wachovia Bank N.A. LOC),
3.40%, 3/3/08	5,500	5,500

MONEY MARKET PORTFOLIOS  9  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 97.4% - CONTINUED
Washington - 1.4%
Tacoma Water System Revenue Bonds,
ABN AMRO Munitops Certificate Trust Series 2002-36 (MBIA Insured), (1)
3.51%, 3/10/08	$8,680	$8,680
Washington State Finance Commission Nonprofit Housing Revenue
Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC),
3.75%, 3/3/08	960	960
Washington State Finance Commission Nonprofit Housing Revenue VRDB,
Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),
2.47%, 3/10/08	2,045	2,045
Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2003,
Gonzaga Preparatory School Project (Bank of America N.A. LOC),
3.05%, 3/10/08	1,865	1,865

		13,550

Wisconsin - 3.4%
State of Wisconsin, Series 2007, Operating Notes,
4.50%, 6/16/08	10,000	10,021
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2001B, Newcastle Place Project (Bank of America N.A. LOC),
2.99%, 3/10/08	6,200	6,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
3.78%, 3/3/08	250	250
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC),
3.01%, 3/10/08	490	490
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB,
Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC),
3.01%, 3/10/08	585	585
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB,
Series 2005, Lutheran Home, Put Option (Marshall & Ilsley Bank LOC),
3.01%, 3/10/08	4,800	4,800
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Bay Medical Center, Inc. (Marshall & Ilsley Bank LOC),
3.78%, 3/3/08	10,000	10,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2002A, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC),
3.78%, 3/3/08	905	905

		33,251

Wyoming - 0.9%
Platte County PCR Bonds, Series 1984A,
Tri-State Generation and Transmission (National Rural Utilities Cooperative Finance Corp. LOC),
4.00%, 3/3/08	8,500	8,500

Multiple States Pooled Security - 1.5%
BB&T Municipal Trust Revenue Bonds,
Floaters Series 1004 (Branch Banking & Trust Co. LOC), (1)
3.34%, 3/10/08	14,900	14,900

Total Municipal Investments (Cost $943,360)		943,360

MONEY MARKET PORTFOLIOS  10  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
AIM Tax-Free Cash Reserve Portfolio	19,247,630	$19,248
Dreyfus Tax-Exempt Cash Management Fund	417,259	417
Lehman Brothers Institutional Liquidity Funds - Tax-Exempt Portfolio	1,541,172	1,541

Total Investment Companies (Cost $21,206)		21,206

Total Investments - 99.6% (Cost $964,566) (2)		964,566

Other Assets less Liabilities - 0.4%		3,970

NET ASSETS - 100.0%		$968,536

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The cost for federal income tax purposes was $964,566.

Percentages shown are based on Net Assets.

At February 29, 2008, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Water Services and Solid Waste Management	11.7%
Educational Services	8.3%
Executive, Legislative and General Government	30.3%
General Medical, Surgical and Nursing and Personal Care	7.3%
Health Services and Residential Care	12.6%
Urban and Community Development, Housing Programs and Social Services	9.6%
All other sectors less than 5%	20.2%

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Tax Exempt Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

Valuation level	Investments in Securities (000s)	Other Financial Instruments* (000s)
Level 1	$21,206	$—
Level 2	943,360	—
Level 3	—	—
Total	$964,566	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS  11  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

TAX-EXEMPT PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC American Municipal Bond Assurance Corporation

BANS Bond Anticipation Notes

COPS Certificates of Participation

CP Commercial Paper

EDA Economic Development Authority

FHLMC Federal Home Loan Mortgage Corp.

FNMA Fannie Mae

FSA Financial Security Assurance

G.O. General Obligation

Gtd. Guaranteed

IDA Industrial Development Authority

IDB Industrial Development Board

IDR Industrial Development Revenue

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

MERLOTS Municipal Exempt Receipts Liquidity Optional Tender

PCR Pollution Control Revenue

PSF Permanent School Fund

RANS Revenue Anticipation Notes

ROCS Reset Option Certificates

SGB Societe Generale Bank

Soc Gen Societe Generale

STARS Short Term Adjustable Rate Securities

TANS Tax Anticipation Notes

TRANS Tax and Revenue Anticipation Notes

TRB Tax Revenue Bonds

TSB Trustee Savings Bank

VRDB Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS  12  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5%
Alabama - 2.1%
Alabama Multifamily Housing Finance Authority Revenue Refunding Bonds, Series 1995, Westshore Apartments Project (Wachovia Bank N.A. LOC),
3.16%, 3/10/08	$2,405	$2,405
Birmingham Medical Clinic Board Revenue Bonds, University of Alabama Health Services (SunTrust Bank LOC),
3.25%, 3/10/08	4,000	4,000
Birmingham Public Park and Recreation Board Lease Revenue VRDB, Series 2001, Barber Museum Project (Regions Bank LOC),
3.18%, 3/10/08	16,000	16,000
Columbia IDB PCR Refunding Bonds, Series 1995-D, Alabama Power Co. Project (Alabama Power Gtd.),
4.00%, 3/3/08	9,700	9,700
Health Care Authority for Baptist Revenue VRDB, Series 2006-C (AmSouth Bank Birmingham LOC),
3.00%, 3/10/08	11,600	11,600
Homewood Educational Building Authority Revenue VRDB, Series 2007B, Educational Facilities Samford University (MBIA Insured),
4.50%, 3/10/08	9,850	9,850
Mobile Spring Hill Medical Clinic Board Revenue VRDB, Series 2007, Spring Hill Area Leasing Project (Regions Bank LOC),
3.17%, 3/10/08	3,615	3,615
Montgomery IDB Pollution Control and Solid Waste Disposal Revenue Refunding VRDB, Series 2005, General Electric Co. Project (General Electric Co. Gtd.),
3.12%, 3/3/08	3,000	3,000
University of Alabama Revenue VRDB, Series 2000B, Hospital (AMBAC Insured),
3.55%, 3/10/08	20,400	20,400

		80,570

Alaska - 0.6%
Valdez Marine Terminal Revenue Refunding Bonds, Series 1993A, Exxon Pipeline Co. Project,
3.75%, 3/3/08	4,400	4,400
Valdez Marine Terminal Revenue Refunding Bonds, Series B, Exxon Pipelines Co. Project,
3.75%, 3/3/08	6,800	6,800
Valdez Marine Terminal Revenue Refunding Bonds, Series 1993C, Exxon Pipeline Co. Project,
3.75%, 3/3/08	4,400	4,400
Valdez Marine Terminal Revenue Refunding VRDB, Series 2001, Exxon Pipeline Co. Project (BP PLC Gtd.),
3.50%, 3/3/08	2,500	2,500
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003B, BP Pipelines, Inc. Project,
3.50%, 3/3/08	4,800	4,800

		22,900

Arizona - 2.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC),
2.99%, 3/10/08	10,000	10,000
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC),
2.99%, 3/10/08	2,250	2,250
Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007 The Terraces Project (Lloyds TSB Bank LOC),
3.00%, 3/10/08	15,000	15,000
Arizona Health Facilities Authority Revenue VRDB, Series A, Banner Health (MBIA Insured),
3.45%, 3/10/08	2,280	2,280
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC),
2.98%, 3/10/08	18,140	18,140

MONEY MARKET PORTFOLIOS  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Arizona - 2.7% - (continued)
Phoenix G.O. Floaters, Series 2012, BB&T Municipal Trust Various States, (1)
3.22%, 3/10/08	$10,345	$10,345
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC),
2.98%, 3/10/08	17,760	17,760
Salt River Project Agricultural Improvement and Power District Electric System Revenue Bonds, Citigroup ROCS RR-II-R-640, (1)
3.19%, 3/10/08	7,440	7,440
Salt River Project Agricultural Improvement and Power District Electric System Revenue Bonds, Citigroup ROCS RR-II-R-12029, (1)
3.20%, 3/10/08	6,890	6,890
Tempe IDA Senior Living Revenue VRDB, Series 2002C, Friendship Village Project (Fortis Bank LOC),
3.00%, 3/10/08	7,900	7,900
Tuscon IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC),
3.13%, 3/10/08	4,850	4,850
Yavapai County IDA Hospital Facilities Revenue Refunding VRDB, Series 2008A, Yavapai Regional Medical Center (UBS AG LOC),
2.90%, 3/10/08	2,300	2,300

		105,155

California - 1.6%
ABN AMRO Munitops Certificate Trust, Series 2006-21, (1)
3.16%, 3/10/08	13,995	13,995
California State Department of Water Resources Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC),
3.65%, 3/3/08	20,700	20,700
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured),
2.80%, 3/10/08	1,370	1,370
State of California RANS,
4.00%, 6/30/08	25,000	25,051

		61,116

Colorado - 3.7%
Castle Pines North Metropolitan District G.O. Refunding VRDB, Series 2006-C, Limited Tax (U.S. Bank N.A. LOC),
3.05%, 3/10/08	2,915	2,915
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),
3.56%, 3/3/08	6,395	6,395
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC),
3.56%, 3/3/08	8,645	8,645
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),
2.98%, 3/10/08	7,050	7,050
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC),
3.15%, 3/10/08	7,240	7,240
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2004B, Bethesda Collinwood (Bank of America N.A. LOC),
3.00%, 3/10/08	3,970	3,970
Colorado Health Facilities Authority Revenue VRDB, Series 2002, Total Long term Care Project (U.S. Bank N.A. LOC),
3.02%, 3/10/08	3,255	3,255
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.98%, 3/10/08	11,260	11,260

MONEY MARKET PORTFOLIOS  2  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Colorado - 3.7% - (continued)
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC),
3.05%, 3/10/08	$2,480	$2,480
Colorado State Education Loan Program TRANS,
3.25%, 8/5/08	25,000	25,037
East Cherry Creek Valley Water and Sanitation District Revenue VRDB, Series 2004, Arapahoe County (MBIA Insured),
3.16%, 3/10/08	4,445	4,445
El Paso County Multifamily Housing Revenue Refunding Bonds, Series 1995, Briarglen Apartments Project (FHLMC Insured),
2.99%, 3/10/08	1,800	1,800
Fiddlers Business Improvement District Greenwood Village G.O. VRDB, Series 2007-2, Capital Improvement Sub Lien (KeyBank N.A. LOC),
3.05%, 3/10/08	7,000	7,000
Larkridge G.O. VRDB, Series 2004, Metropolitan District Number 1 (U.S. Bank N.A. LOC),
3.21%, 3/10/08	10,000	10,000
Steamboat Springs Redevelopment Authority Tax Increment Revenue Bonds, Series 2007, Base Area Redevelopment Project (Wells Fargo Bank N.A. LOC),
3.02%, 3/10/08	6,100	6,100
Telluride Excise Tax Revenue VRDB, Series 2007, VY Floor Open Space Project (KeyBank N.A. LOC),
3.05%, 3/10/08	4,260	4,260
Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon (BNP Paribas LOC),
3.05%, 3/10/08	14,310	14,310
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC),
3.05%, 3/10/08	10,700	10,700
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2006, Mandalay Gardens Urban (Depfa Bank PLC LOC),
3.00%, 3/10/08	8,380	8,380

		145,242

Connecticut - 0.2%
Connecticut State Health and Educational Facility Authority Revenue Bonds, Series V-1, Yale University,
3.05%, 3/3/08	500	500
Connecticut State Health and Educational Facility Authority Revenue VRDB, Series 2003X-3, Yale University,
3.00%, 3/3/08	7,300	7,300

		7,800

District of Columbia - 0.7%
District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC),
3.00%, 3/10/08	8,995	8,995
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,
3.25%, 3/10/08	4,700	4,700
District of Columbia Revenue VRDB, Series 2003, American Psychological Association Project (Bank of America N.A. LOC),
3.02%, 3/10/08	2,355	2,355
District of Columbia Revenue VRDB, Series 2007, Preparatory Academy (Manufacturers & Traders Bank Co. LOC),
3.21%, 3/10/08	9,580	9,580

		25,630

Florida - 8.9%
Brevard County Health Facilities Authority Revenue VRDB, Series 2004, Wuesthoff Health Systems, Inc. Project (SunTrust Bank LOC),
3.25%, 3/10/08	12,900	12,900

MONEY MARKET PORTFOLIOS  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Florida - 8.9% - (continued)
Broward County Educational Facilities Authority Revenue Bonds, City College Project (Citibank N.A. LOC),
2.98%, 3/10/08	$10,115	$10,115
Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured),
3.16%, 3/10/08	5,700	5,700
Florida Gas Utility Revenue VRDB, Series 2006, Gas Supply Project Number 2-A-2,
3.00%, 3/10/08	4,700	4,700
Florida Housing Finance Corp. Multifamily Revenue Bonds, Series 53G-2007, Goldman Floater (Goldman Sachs Group, Inc. Gtd.), (1)
3.22%, 3/10/08	20,000	20,000
Florida Housing Finance Corp. Multifamily Revenue Refunding Bonds, Series 1998, South Pointe Project (FNMA Insured),
2.99%, 3/10/08	3,900	3,900
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Lakeside North (FHLMC Insured),
2.99%, 3/10/08	2,500	2,500
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC),
2.99%, 3/10/08	7,325	7,325
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series K, Reflections (FHLMC Gtd.),
3.04%, 3/10/08	13,500	13,500
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, Huntington (FHLMC Gtd.),
2.99%, 3/10/08	4,000	4,000
Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, River Oaks (FHLMC Insured),
3.02%, 3/10/08	3,900	3,900
Florida State Board of Education G.O., Citigroup ROCS RR-II-R-10122, (1)
3.19%, 3/10/08	4,175	4,175
Florida State Board of Education G.O., Eagle 720050054 - Class A, (1)
3.20%, 3/10/08	10,000	10,000
Florida State Board of Education Revenue Bonds, Series 2004, Citigroup ROCS RR-II-6037, (1)
3.19%, 3/10/08	6,240	6,240
Gainesville Utility System Revenue VRDB, Series 2007-A,
2.90%, 3/10/08	900	900
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured),
2.98%, 3/10/08	15,135	15,135
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.98%, 3/10/08	53,520	53,520
Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.98%, 3/10/08	2,600	2,600
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System Sunbelt (SunTrust Bank LOC),
3.00%, 3/10/08	17,450	17,450
Highlands County Health Facilities Authority Revenue VRDB, Series 2007 A-2, Adventist Health System,
3.00%, 3/10/08	10,000	10,000
Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2001, Baptist Medical Center Project (Wachovia Bank N.A. LOC),
3.50%, 3/3/08	600	600

MONEY MARKET PORTFOLIOS  4  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Florida - 8.9% - (continued)
Jacksonville PCR Refunding Bonds, Series 1995, Florida Power and Light Co. Project,
3.20%, 3/3/08	$6,400	$6,400
Lee County HFA Multifamily Revenue Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.),
3.61%, 3/10/08	8,285	8,285
Lee County IDA Healthcare Facilities Revenue Refunding VRDB, Series 2004, Improvement Hope Hospice Project (SunTrust Bank LOC),
3.70%, 3/3/08	11,000	11,000
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
3.10%, 3/10/08	9,535	9,535
Leesburg Hospital Revenue VRDB, The Villages Regional Hospital (Royal Bank of Scotland PLC LOC),
3.16%, 3/10/08	10,000	10,000
Marion County Hospital District Revenue Bonds, Series 2000, Munroe Regional Health System (AmSouth Bank Birmingham LOC),
3.01%, 3/10/08	7,000	7,000
Martin County Health Facilities Authority Hospital Revenue Refunding VRDB, Series 2007A, Martin Memorial Medical Center (Wachovia Bank N.A. LOC),
2.98%, 3/10/08	6,000	6,000
Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds, Series 1997, Post Lake Apartments Project (FNMA Insured),
3.02%, 3/10/08	14,685	14,685
Orange County Housing Finance Authority Multifamily Revenue Refunding VRDB, Series 1997, Post Fountains Project (FNMA Gtd.),
2.90%, 3/10/08	2,550	2,550
Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC),
3.70%, 3/3/08	2,500	2,500
Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured),
3.01%, 3/10/08	7,975	7,975
Sarasota-Manatee Airport Authority Revenue Refunding VRDB, Series 2006 (SunTrust Bank LOC),
3.70%, 3/3/08	15,840	15,840
Seminole County IDA Revenue VRDB, Series 2007, Harvest Time International Project (Fifth Third Bank LOC),
3.22%, 3/10/08	9,600	9,600
St. Lucie Florida Community Redevelopment, Series 2006-83, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1) (2)
3.96%, 3/10/08	18,050	18,050
State of Florida Department of Transportation Bridge Construction Revenue Bonds, Series 2002A, ABN AMRO Munitops Certificate Trust 2002-20 (MBIA Insured), (1)
3.51%, 3/10/08	9,845	9,845

		348,425

Georgia - 1.2%
Burke County Development Authority PCR Bonds, Georgia Power Co. Plant Vogtle First Series,
3.76%, 7/1/08	7,025	7,025
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.),
3.18%, 3/10/08	1,500	1,500
Cobb County Housing Authority Multifamily Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured),
3.25%, 3/10/08	3,300	3,300

MONEY MARKET PORTFOLIOS  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Georgia - 1.2% - (continued)
Cobb County Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.),
3.25%, 3/10/08	$2,000	$2,000
Cobb County Multifamily Housing Authority Revenue Refunding VRDB, Series 1999, Six Flags Association (FHLMC LOC),
3.21%, 3/10/08	1,100	1,100
Fayette County Hospital Authority Revenue VRDB, Series 2007, RANS, Fayette Community Hospital Project (SunTrust Bank LOC),
3.25%, 3/10/08	8,000	8,000
Floyd County Development Authority Revenue VRDB, Series 2000, Darlington School Project (SunTrust Bank LOC),
3.16%, 3/10/08	2,800	2,800
Fulton County Development Authority Revenue Bonds, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC),
3.25%, 3/10/08	100	100
Gainesville and Hall County Development Authority Revenue VRDB, Series 2007, GHCDA Economic Development Corp. Project (Dexia Bank Belgium LOC),
3.16%, 3/10/08	6,465	6,465
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.),
3.00%, 3/10/08	4,300	4,300
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC),
3.38%, 3/10/08	3,300	3,300
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 1996, Azalea Park Apartments (FNMA Insured),
2.99%, 3/10/08	5,400	5,400
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.),
3.04%, 3/10/08	100	100
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.),
3.25%, 3/10/08	1,350	1,350

		46,740

Idaho - 0.3%
Idaho State G.O. TANS, Series 2007,
4.50%, 6/30/08	10,000	10,024

Illinois - 11.3%
City of Chicago G.O. Refunding VRDB, Series 2007E (MBIA Insured),
4.50%, 3/10/08	3,700	3,700
Chicago, Illinois G.O. Tender Notes, Series 2007-E (Harris N.A. LOC),
3.20%, 10/2/08	12,500	12,500
Chicago Water G.O., Series 2007, BB&T Municipal Trust, (1)
3.22%, 3/10/08	11,350	11,350
Chicago Water Revenue Refunding VRDB, Series 2004, Second Lien,
9.00%, 3/10/08	13,900	13,900
City of Aurora Revenue VRDB, Series 2003, Community Counseling Center of Fox Valley Project (Harris N.A. LOC),
3.05%, 3/10/08	3,210	3,210
City of Greenville Revenue Refunding VRDB, Series 2006, Greenville College Project (National City Bank LOC),
3.45%, 11/1/08	3,875	3,875
Illinois Development Finance Authority Revenue Bonds, Sacred Heart Schools Project (Fifth Third Bank LOC),
3.01%, 3/10/08	11,600	11,600

MONEY MARKET PORTFOLIOS  6  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Illinois - 11.3% - (continued)
Illinois Development Finance Authority Revenue Bonds, Series 1984, Enterprise Office Project (Collateralized by U.S. Treasuries),
3.75%, 3/3/08	$6,000	$6,000
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC),
3.01%, 3/10/08	9,335	9,335
Illinois Development Finance Authority Revenue VRDB, Series 1994, Aurora Central Catholic High School Project (Allied Irish Bank LOC),
3.26%, 3/10/08	1,000	1,000
Illinois Development Finance Authority Revenue VRDB, Series 1998, Wheaton Academy Project (Bank of America N.A. LOC),
3.03%, 3/10/08	9,000	9,000
Illinois Development Finance Authority Revenue VRDB, Series 2001, Oak Park Residence Corp. Project (Bank of America N.A. LOC),
3.00%, 3/10/08	1,650	1,650
Illinois Development Finance Authority Revenue VRDB, Series 2002, Roosevelt University Project (JPMorgan Chase Bank LOC),
3.04%, 3/10/08	10,000	10,000
Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC),
3.04%, 3/10/08	12,000	12,000
Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC),
2.93%, 3/10/08	10,790	10,790
Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC),
3.00%, 3/10/08	10,450	10,450
Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College (Harris N.A. LOC),
3.18%, 3/10/08	6,890	6,890
Illinois Finance Authority Revenue Bonds, Citigroup Eagle 20060115-Class A, Northwestern University, (1)
3.20%, 3/10/08	8,170	8,170
Illinois Finance Authority Revenue Bonds, Kohl Childrens Museum (Fifth Third Bank LOC),
3.01%, 3/10/08	2,075	2,075
Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC),
3.01%, 3/10/08	10,500	10,500
Illinois Finance Authority Revenue Bonds, Northwestern, Citi ROCS RR-II-R-12043, (1)
3.20%, 3/10/08	10,395	10,395
Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC),
3.02%, 3/10/08	13,100	13,100
Illinois Finance Authority Revenue Bonds, Series 2007, Erikson Project (Bank of America N.A. LOC),
3.00%, 3/10/08	6,000	6,000
Illinois Finance Authority Revenue Refunding VRDB, Series 2007, Presbyterian Homes Project (FSA Corp. Insured),
3.01%, 3/10/08	8,000	8,000
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC),
2.98%, 3/10/08	21,650	21,650
Illinois Finance Authority Revenue VRDB, Series 2006B, Montgomery Place (Fifth Third Bank LOC),
2.99%, 3/10/08	3,310	3,310
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC),
3.65%, 3/10/08	12,500	12,500

MONEY MARKET PORTFOLIOS  7  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Illinois - 11.3% - (continued)
Illinois Finance Authority Revenue VRDB, Series 2007-B, Monarch Landing, Inc. (Fifth Third Bank LOC),
2.98%, 3/10/08	$18,750	$18,750
Illinois Finance Authority Revenue VRDB, Series 2007B1, Northwestern Memorial Hospital,
3.25%, 3/3/08	4,900	4,900
Illinois Finance Authority Revenue VRDB, Series 2007B2, Northwestern Memorial Hospital,
3.50%, 3/3/08	400	400
Illinois Finance Authority Revenue VRDB, Series 2007-F, OSF Healthcare System (FSA Corp. Insured),
3.05%, 3/10/08	10,600	10,600
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC),
3.14%, 3/10/08	7,700	7,700
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC),
2.99%, 3/10/08	8,045	8,045
Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC),
2.99%, 3/10/08	2,300	2,300
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC),
3.00%, 3/10/08	23,650	23,650
Illinois Health Facilities Authority Revenue Bonds, Advocate Healthcare Network,
Series 2003-C,
2.35%, 2/26/09	15,000	15,000
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996, Franciscan Eldercare Village (Bank of America N.A. LOC),
3.10%, 3/10/08	2,300	2,300
Illinois Municipal Electric Agency Power Supply Revenue Bonds, CitiGroup ROCS RR-II-R-11185WF (Wells Fargo Bank N.A. Gtd.), (1)
4.76%, 3/10/08	9,210	9,210
Illinois State G.O. Bonds Series 2006, Citigroup ROCS-II-R-1072, (1)
3.19%, 3/10/08	4,965	4,965
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-1, Senior Priority,
3.01%, 3/10/08	20,000	20,000
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority,
3.09%, 3/10/08	30,000	30,000
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC),
3.23%, 3/10/08	4,500	4,500
Lisle Multifamily Housing Revenue Refunding VRDB, Series 1996, Four Lakes Phase V (Bank of America N.A. LOC),
2.90%, 3/10/08	20,000	20,000
Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC),
3.00%, 3/10/08	11,815	11,815
Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC),
3.08%, 3/10/08	4,750	4,750
Regional Transportation Authority Revenue Bonds, Bank of America Variable Certificates, Macon 2004A (MBIA Insured), (1)
3.51%, 3/10/08	3,330	3,330

MONEY MARKET PORTFOLIOS  8  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Illinois - 11.3% - (continued)
Rockford Revenue Bonds, Series 2002, Wesley Willows Obligation (Marshall & Ilsley Bank LOC),
3.53%, 3/3/08	$5,060	$5,060

		440,225

Indiana - 2.9%
Indiana Bond Bank Revenue Notes, Series 2008-A, Advance Funding Program Notes,
3.00%, 1/30/09	40,000	40,323
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC),
3.75%, 3/3/08	8,000	8,000
Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC),
3.78%, 3/3/08	8,800	8,800
Indiana Health Facility Financing Authority Revenue Bonds, Series 2004, Riverview Hospital Project (National City Bank LOC),
3.11%, 3/10/08	3,350	3,350
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Village Project (Bank of America N.A. LOC),
2.98%, 3/10/08	295	295
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B Fayette Memorial Hospital Association (Fifth Third Bank LOC),
3.78%, 3/3/08	7,100	7,100
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
3.75%, 3/3/08	1,000	1,000
Indiana Hospital Equipment Financing Revenue VRDB, Hospital Equipment Program Project (MBIA Insured),
6.25%, 3/10/08	12,615	12,615
Indiana Public School Building Corp. Revenue Bonds, Series 2003-15, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.51%, 3/10/08	14,200	14,200
Indiana State Development Finance Authority Revenue VRDB, Series 2003 Educational Facilities, Christel House Project (Fifth Third Bank LOC),
3.20%, 3/10/08	3,560	3,560
Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC),
3.16%, 3/10/08	2,900	2,900
Indiana State Educational Facilities Authority Revenue VRDB, Series 2004, Bethel College Project (National City Bank LOC),
3.19%, 3/10/08	5,660	5,660
Mount Vernon Pollution Control and Solid Waste Disposal Revenue VRDB, General Electric Co. Project (General Electric Co. Gtd.),
3.12%, 3/3/08	3,300	3,300
Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC),
3.16%, 3/10/08	2,300	2,300

		113,403

Iowa - 2.0%
Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC),
3.78%, 3/3/08	3,200	3,200
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC),
3.11%, 3/10/08	6,100	6,100
Iowa Finance Authority Private College Revenue VRDB, Series 2001, Morningside College Project (U.S. Bank N.A. LOC),
3.78%, 3/3/08	4,700	4,700

MONEY MARKET PORTFOLIOS  9  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Iowa - 2.0% - (continued)
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A Wesley (Banco Santander Central Hispano LOC),
3.00%, 3/10/08	$20,000	$20,000
Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC),
2.98%, 3/10/08	12,000	12,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2003, Des Moines University Project (Allied Irish Bank LOC),
3.78%, 3/3/08	3,600	3,600
Iowa State School Cash Anticipation Program Revenue Notes, Series 2007-A School Corps. Warrant Certificates (FSA Corp. Insured),
4.50%, 6/27/08	19,000	19,046
State of Iowa TRANS,
4.00%, 6/30/08	10,000	10,024

		78,670

Kansas - 1.3%
Johnson County Unified School District No. 512 G.O., Series 2001-A92, Wachovia MERLOTS, (1)
3.35%, 3/10/08	9,475	9,475
Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC),
3.20%, 3/10/08	5,000	5,000
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),
2.99%, 3/10/08	2,040	2,040
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC),
2.97%, 3/10/08	13,800	13,800
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC),
3.16%, 3/10/08	12,500	12,500
Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC),
3.17%, 3/10/08	7,780	7,780

		50,595

Kentucky - 1.8%
Christian County Association of Leasing Trust Revenue VRDB, Series 2007-A, Lease Program (U.S. Bank N.A. LOC),
3.50%, 3/3/08	7,900	7,900
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),
3.20%, 3/10/08	8,900	8,900
Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Meadows Project (FNMA Insured),
2.99%, 3/10/08	8,200	8,200
Kentucky Asset Liability Commission General Fund Revenue, Series 2007-A TRANS,
4.50%, 6/26/08	35,000	35,085
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),
3.20%, 3/10/08	10,353	10,353

		70,438

Louisiana - 0.9%
Louisiana Local Government Environmental Revenue VRDB, Series 2004C, University Monroe (Regions Bank LOC),
3.16%, 3/10/08	9,900	9,900
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC),
3.04%, 3/10/08	8,000	8,000

MONEY MARKET PORTFOLIOS  10  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Louisiana - 0.9% - (continued)
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A, Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC),
3.10%, 3/10/08	$150	$150
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC),
2.99%, 3/10/08	8,800	8,800
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC),
3.25%, 3/10/08	10,000	10,000

		36,850

Maryland - 1.7%
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC),
3.00%, 3/10/08	10,980	10,980
Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series 2601, Putters, Lifebridge Health (Assured Guarantry Insured), (1)
3.41%, 3/10/08	6,445	6,445
Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
2.99%, 3/10/08	13,700	13,700
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Health Care (Manufacturers & Traders Trust Co. LOC),
2.99%, 3/10/08	10,350	10,350
Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),
3.15%, 3/10/08	11,400	11,400
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
3.01%, 3/10/08	885	885
Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC),
2.98%, 3/10/08	10,000	10,000
State of Maryland G.O., Merrill P-Floats EC-1012, Enhanced Return, (1)
3.21%, 3/10/08	3,425	3,425

		67,185

Massachusetts - 2.5%
Massachusetts State Development Finance Agency Revenue VRDB, Series B1, Harvard University,
3.00%, 3/3/08	6,000	6,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy,
3.12%, 3/10/08	7,800	7,800
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School,
3.15%, 3/10/08	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),
3.00%, 3/10/08	7,755	7,755
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Fortis Bank LOC),
3.00%, 3/10/08	9,300	9,300
Massachusetts State Health and Educational Facililties Authority Revenue VRDB, Series 2004 M-4A Pool 4 (Bank of America N.A. LOC),
3.12%, 3/10/08	10,000	10,000
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2007-A, Suffolk University (Royal Bank of Scotland PLC LOC),
3.15%, 3/10/08	17,230	17,230
Massachusetts State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2007-B, Suffolk University (JPMorgan Chase Bank LOC),
3.15%, 3/10/08	19,045	19,045

MONEY MARKET PORTFOLIOS  11  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Massachusetts - 2.5% - (continued)
Massachusetts Water Resources Authority CP Notes, Series 2008 (State Street Bank and Trust LOC),
1.95%, 4/4/08	$10,000	$10,000

		97,130

Michigan - 6.2%
Detroit Michigan, G.O. Limited Notes, RANS (Bank of Nova Scotia LOC),
4.50%, 3/1/08	13,210	13,210
Detroit Sewage Disposal System Senior Lien Revenue Refunding Bonds, Series 2001E (FGIC Insured),*
3.74%, 7/10/08	15,000	15,000
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC),
3.11%, 3/10/08	3,575	3,575
Grand Valley State University Revenue VRDB, Series B (AMBAC Insured),
8.00%, 3/10/08	26,535	26,535
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC),
3.50%, 3/3/08	500	500
Kentwood Economic Development Corp. Revenue Refunding VRDB, Series 2006B, Limited Obligation, Holland (Bank of America N.A. LOC),
2.98%, 3/10/08	12,375	12,375
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Holland Home (Bank of America N.A. LOC),
2.98%, 3/10/08	4,900	4,900
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2004, Hope College (JPMorgan Chase Bank LOC),
3.07%, 3/10/08	2,400	2,400
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007A, Limited Obligation, Calvin (JPMorgan Chase Bank LOC),
3.20%, 3/10/08	14,000	14,000
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007B, Limited Obligation, Calvin (JPMorgan Chase Bank LOC),
3.20%, 3/10/08	20,000	20,000
Michigan Municipal Bond Authority Revenue Notes, Series 2007 B-2 (Bank of Nova Scotia LOC),
4.50%, 8/20/08	7,000	7,026
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A, Crittenton Hospital (Comerica Bank LOC),
3.90%, 3/3/08	50	50
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC),
3.07%, 3/10/08	7,500	7,500
Michigan State Hospital Finance Authority Revenue VRDB, Series 2005F, Trinity Health Credit,
3.50%, 3/3/08	9,770	9,770
State of Michigan G.O. Unlimited Notes, Series 2007-A,
4.00%, 9/30/08	100,000	100,608
Wayne Charter County Revenue VRDB, Series 2001, University of Detroit Jesuit Project (Allied Irish Bank LOC),
3.07%, 3/10/08	2,700	2,700

		240,149

Minnesota - 2.1%
Bloomington Port Authority Special Tax Revenue Refunding VRDB, Series 1999-B, Mall of America (FSA Corp. Insured),
3.19%, 3/10/08	14,500	14,500

MONEY MARKET PORTFOLIOS  12  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Minnesota - 2.1% - (continued)
Duluth EDA Healthcare Facilities Revenue VRDB, Series 1997, Miller-Dwan Medical Center Project (U.S. Bank N.A. LOC),
3.78%, 3/3/08	$800	$800
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),
2.98%, 3/10/08	3,695	3,695
Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC),
2.96%, 3/3/08	1,700	1,700
Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC),
3.21%, 3/10/08	7,165	7,165
Minnesota Housing Finance Agency Revenue Bonds, Series 2007A, Residential Housing Finance,
3.65%, 3/4/08	5,000	5,000
Minnesota Housing Finance Agency Revenue Bonds, Series F, Residential Housing Finance,
3.68%, 5/29/08	12,010	12,010
Minnesota State G.O., Series 2003, Citigroup ROCS RR-II-R Series 4309, (1)
3.19%, 3/10/08	3,610	3,610
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (U.S. Bank N.A. LOC),
3.19%, 3/10/08	10,000	10,000
Oak Park Heights Multifamily Housing Revenue Refunding VRDB, Series 2005, Boutwells Landing (FHLMC Gtd.),
3.20%, 3/10/08	7,480	7,480
Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (Bank of America N.A. LOC),
3.21%, 3/10/08	3,500	3,500
Rochester Health Facilities Revenue Bonds, Series 2000 II-R-28, Citigroup ROCS, (1)
3.19%, 3/10/08	10,470	10,470
St. Paul Housing and Redevelopment Authority Revenue VRDB, Series 2002, Public Radio Project (Allied Irish Bank LOC),
3.78%, 3/3/08	1,300	1,300
St. Paul Port Authority District Revenue VRDB, Series 2001-1-M (Dexia Credit Local LOC),
3.78%, 3/3/08	1,300	1,300

		82,530

Mississippi - 1.1%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, SG Resources Mississippi LLC Project (SunTrust Bank LOC),
3.25%, 3/10/08	10,000	10,000
Mississippi Business Finance Corp. Revenue VRDB, Series 600, Concourse Project (Regions Bank LOC),
3.16%, 3/10/08	5,000	5,000
Mississippi Business Finance Corp. Revenue VRDB, Series 2000, St. Andrew’s Episcopal School Project (Allied Irish Bank LOC),
3.16%, 3/10/08	1,945	1,945
Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, PSL North America LLC (JPMorgan Chase Bank LOC),
3.16%, 3/10/08	10,000	10,000
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Series 2006, Mississippi Baptist Health System (AmSouth Bank Birmingham LOC),
3.16%, 3/10/08	8,500	8,500
Mississippi Medical Center Educational Building Corp. Revenue VRDB, Adult Hospital Project (AMBAC Insured),
4.00%, 3/3/08	1,000	1,000

MONEY MARKET PORTFOLIOS  13  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Mississippi - 1.1% - (continued)
University of Mississippi Building Corp. Revenue VRDB, Series 2000-A, Campus Improvement Project (MBIA Insured),
5.00%, 3/10/08	$6,900	$6,900

		43,345

Missouri - 2.3%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
3.78%, 3/3/08	5,100	5,100
Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC),
3.18%, 3/10/08	2,900	2,900
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek IV Apartments (FNMA Insured),
3.05%, 3/10/08	8,295	8,295
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC),
3.20%, 3/10/08	4,700	4,700
Kansas City IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC),
3.20%, 3/10/08	2,065	2,065
Kansas City IDA Revenue VRDB, Series B, Downtown Redevelopment District (AMBAC Insured),
5.50%, 3/10/08	3,600	3,600
Missouri State Health and Educational Facilities Authority Revenue Bonds, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),
3.10%, 3/10/08	14,720	14,720
Missouri State Health and Educational Facilities Authority Revenue Refunding VRDB, Parkside Meadows Project (Fifth Third Bank LOC),
3.20%, 3/10/08	10,938	10,938
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University,
3.78%, 3/3/08	2,780	2,780
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC),
3.25%, 3/10/08	3,635	3,635
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC),
3.78%, 3/3/08	3,400	3,400
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC),
3.78%, 3/3/08	1,565	1,565
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004, Bethesda Health Group Project (U.S. Bank N.A. LOC),
3.78%, 3/3/08	3,295	3,295
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, St. Joseph - St. Pius (Allied Irish Bank LOC),
3.25%, 3/10/08	2,680	2,680
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Mother Good Counsel Home (Allied Irish Bank LOC),
3.01%, 3/10/08	10,000	10,000
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC),
3.18%, 3/10/08	4,000	4,000
St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (Bank of America N.A. LOC),
3.12%, 3/10/08	5,615	5,615

		89,288

Montana - 0.1%
City of Forsyth Rosebud County PCR Refunding VRDB, Series 1988, Pacificorp Project (BNP Paribas LOC),
4.00%, 3/3/08	2,400	2,400

MONEY MARKET PORTFOLIOS  14  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Nebraska - 0.2%
City of Omaha Convention Center G.O., ROCS RR-II-R-12170, (1)
3.27%, 3/10/08	$7,995	$7,995

Nevada - 0.6%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC),
2.98%, 3/10/08	5,305	5,305
Carson City Hospital Revenue VRDB, Series 2003-B, Tahoe Hospital Project (U.S. Bank N.A. LOC),
2.98%, 3/10/08	9,900	9,900
Clark County Economic Development Revenue VRDB, Opportunity Village Foundation Project (Allied Irish Bank LOC),
3.17%, 3/10/08	7,400	7,400

		22,605

New Hampshire - 1.1%
New Hampshire Business Finance Authority Revenue VRDB, Cottage Hospital Issue (Allied Irish Bank LOC),
3.16%, 3/10/08	900	900
New Hampshire Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2004, Antioch University Issue (National City Bank LOC),
3.01%, 3/10/08	3,865	3,865
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC),
3.18%, 3/10/08	12,360	12,360
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2005A, Weeks Medical Center (Allied Irish Bank LOC),
3.20%, 3/10/08	3,470	3,470
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2007, Phillips Exeter Academy,
3.12%, 3/10/08	21,600	21,600

		42,195

New Jersey - 0.8%
New Jersey EDA Revenue VRDB, Sub Series R-1, FACS Construction (Lloyds TSB Bank LOC),
3.20%, 3/3/08	5,100	5,100
New Jersey State TRANS, Series 2008A,
4.50%, 6/24/08	25,000	25,069

		30,169

New Mexico - 1.0%
State of New Mexico TRANS, Series 2007,
4.00%, 6/30/08	20,000	20,063
State of New Mexico TRANS, Series 2007,
4.50%, 6/30/08	20,000	20,050

		40,113

New York - 2.0%
Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC),
3.13%, 3/10/08	11,500	11,500
City of New York G.O., Subseries 1993 E-4 (Fortis Bank LOC),
3.40%, 3/3/08	3,100	3,100
Jay Street Development Corp. Revenue Bonds, Series 2005-A, New York City Jay Street Project (Depfa Bank PLC LOC),
3.10%, 3/3/08	11,000	11,000
Metropolitan Transportation Authority CP (Bank of America N.A. LOC),
3.19%, 4/8/08	1,000	1,000
New York City G.O., Series 2006, Subseries I-8,
3.70%, 3/3/08	1,700	1,700
New York City Industrial Development Agency Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander Central Hispano LOC),
3.18%, 3/10/08	9,000	9,000

MONEY MARKET PORTFOLIOS  15  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
New York - 2.0% - (continued)
New York City Municipal Finance Authority Water and Sewer System Revenue Bonds, Series 2007-CC-2,
3.15%, 3/3/08	$1,400	$1,400
Triborough Bridge and Tunnel Authority Revenue VRDB, Series 2003B,
2.92%, 3/10/08	26,985	26,985
Triborough Bridge and Tunnel Authority Revenue Refunding VRDB, Series F,
3.40%, 3/10/08	3,900	3,900
Ulster County Industrial Development Agency Revenue VRDB, Series 2007-C,
Kingston Regional Senior Living (Fortis Bank LOC),
2.95%, 3/10/08	10,000	10,000

		79,585

North Carolina - 1.8%
City of Greensboro Street Improvement, G.O. VRDB,
3.00%, 3/10/08	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC),
2.90%, 3/10/08	8,700	8,700
North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2007, High Point University Project (Branch Banking & Trust Co. LOC),
3.18%, 3/10/08	10,000	10,000
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2001, Aldersgate Project (Branch Banking & Trust Co. LOC),
2.93%, 3/10/08	11,190	11,190
North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage, Southminster (Banco Santander Central Hispano LOC),
2.99%, 3/10/08	7,500	7,500
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)
3.20%, 3/10/08	18,400	18,400
Wake County G.O. VRDB, Series 2003C, Public Improvement Bonds,
3.32%, 3/10/08	4,500	4,500

		70,290

Ohio - 3.5%
Akron Bath Copley Joint Township Hospital District Revenue VRDB, Series 2004B, Summa Health System Project (JPMorgan Chase Bank LOC),
3.07%, 3/10/08	5,485	5,485
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2125, Morgan Stanley Floaters (Morgan Stanley LOC), (1)
3.26%, 3/10/08	17,000	17,000
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2007, Carnegie/89th Garage Project (JPMorgan Chase Bank LOC),
3.40%, 3/10/08	15,200	15,200
Clinton County Hospital Revenue Refunding VRDB,
Series 2003A1, HB Magruder Memorial Hospital Project (Fifth Third Bank LOC),
3.22%, 3/10/08	4,725	4,725
Cuyahoga County Economic Development Revenue VRDB, Series 2001, Cleveland Botanical Garden Project (Allied Irish Bank LOC),
3.07%, 3/10/08	10,550	10,550
Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic,
3.45%, 3/3/08	14,000	14,000
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC),
3.00%, 3/10/08	7,500	7,500
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2006-A, Improvement, Presbyterian (National City Bank LOC),
3.08%, 3/10/08	11,200	11,200

MONEY MARKET PORTFOLIOS  16  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Ohio - 3.5% - (continued)
Hamilton County Hospital Facilites Revenue VRDB, Series 2007-N, Childrens Hospital Medical Center (JPMorgan Chase Bank LOC),
3.16%, 3/10/08	$5,000	$5,000
Knox County Hospital Facility Revenue VRDB, Series 2004, Community Hospital Project (National City Bank LOC),
3.12%, 3/10/08	4,950	4,950
Licking County Health Care Facilities Revenue Refunding VRDB, Series 2003, Kendal (Bank of Scotland PLC LOC),
2.98%, 3/10/08	11,250	11,250
Lorain County Hospital Revenue Refunding VRDB, Series 2005, EMH Regional Medical Center (AMBAC Insured),
8.00%, 3/10/08	12,600	12,600
Ohio Higher Educational Facilities Revenue VRDB, Series 2007, Marietta College Project (JPMorgan Chase Bank LOC),
3.19%, 3/10/08	100	100
Summit County Port Authority Revenue Bonds, Series 2005, Lawrence School Project (Fifth Third Bank LOC),
2.98%, 3/10/08	6,900	6,900
Warren County Health Care Facilities Revenue VRDB,
Series 1998-B, Otterbein Homes, Improvement (Fifth Third Bank LOC),
3.31%, 3/10/08	9,959	9,959

		136,419

Oklahoma - 1.0%
Edmond EDA Student Housing Revenue VRDB, Series 2001A (Allied Irish Bank LOC),
3.16%, 3/10/08	4,105	4,105
Garfield County Industrial Authority PCR Refunding Bonds, Series A, Oklahoma Gas & Electric Co. Project,
3.00%, 3/10/08	10,000	10,000
Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB, Oklahoma Christian University Project (Bank of America N.A. LOC),
3.19%, 3/10/08	23,100	23,100

		37,205

Oregon - 0.7%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC),
2.98%, 3/10/08	5,235	5,235
Multnomah County Hospital Facilities Authority Revenue VRDB, Series 2006C, Terwilliger Plaza Project (Bank of America N.A. LOC),
2.99%, 3/10/08	13,000	13,000
State of Oregon Higher Education G.O., Series 2007-42, ABN AMRO Munitops II, (1)
3.19%, 3/10/08	9,735	9,735

		27,970

Pennsylvania - 2.1%
Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC),
3.16%, 3/10/08	8,950	8,950
Allentown Redevelopment Authority Revenue Refunding Bonds, Series 1990, Arcadia Association Project (Societe Generale LOC),
3.21%, 3/10/08	6,000	6,000
Geisinger Authority Health System Revneue VRDB, Series 2005-A,
3.12%, 3/3/08	6,300	6,300
Latrobe IDA Revenue VRDB, Series 2003, Greensburg Diocese (Allied Irish Bank LOC),
3.19%, 3/10/08	2,605	2,605
Montgomery County IDA PCR Refunding VRDB, Exelon (Wachovia Bank N.A. LOC),
2.96%, 3/10/08	5,250	5,250

MONEY MARKET PORTFOLIOS  17  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Pennsylvania - 2.1% - (continued)
Pennsylvania Economic Development Financing Authority Revenue VRDB, Hospital Enhancement Loan Program-A2 (National City Bank LOC),
3.12%, 3/10/08	$3,085	$3,085
Pennsylvania Economic Development Financing Authority Treasury Department Revenue VRDB, Series 2006, Hospital Enhancement Loan-A1 (National City Bank LOC),
3.12%, 3/10/08	5,815	5,815
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2001-I, Association of Independent Colleges (Allied Irish Bank LOC),
3.45%, 11/1/08	2,500	2,500
Pennsylvania Higher Educational Facilities Authority Revenue VRDB, Series 2004-O, Rosemont College Project (Wachovia Bank N.A. LOC),
3.42%, 11/1/08	1,900	1,900
Philadelphia School District TRANS, Series 2007-A (Bank of America N.A. LOC),
4.50%, 6/27/08	20,000	20,049
Philadelphia Water and Wastewater Revenue Refunding VRDB, Series 2003 (FSA Corp. Insured),
2.95%, 3/10/08	18,250	18,250

		80,704

Puerto Rico - 0.1%
Commonwealth of Puerto Rico TRANS, Series 2007 (Bank of Nova Scotia LOC),
4.25%, 7/30/08	5,000	5,017

South Carolina - 0.8%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Citigroup ROCS 497M, (1)
3.19%, 3/10/08	9,115	9,115
Medical University Hospital Authority Revenue VRDB, Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1)
3.51%, 3/10/08	6,000	6,000
Oconee County PCR Refunding VRDB, Series 1993, Duke Energy Corp. (SunTrust Bank LOC),
3.25%, 3/10/08	4,850	4,850
South Carolina Jobs EDA Revenue VRDB, Series 2007-C, Woodlands at Furman Project (Natixis S.A. LOC),
3.00%, 3/10/08	10,000	10,000
South Carolina Jobs EDA Revenue VRDB, Series 2007-D, Woodlands at Furman Project (Natixis S.A. LOC),
3.00%, 3/10/08	2,500	2,500

		32,465

South Dakota - 0.1%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC),
3.21%, 3/10/08	4,820	4,820

Tennessee - 2.7%
Blount County Public Building Authority Revenue VRDB, Series A-4-A, Local Government Public Improvement Bonds,
3.55%, 3/3/08	6,000	6,000
City of Chattanooga 21st Century G.O., ABN AMRO Munitops Certificate Trust 2002-25 (MBIA Insured), (1)
3.51%, 3/10/08	7,685	7,685
Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Windsor Park (FNMA Insured),
2.99%, 3/10/08	3,095	3,095
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC),
3.25%, 3/10/08	6,000	6,000
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 1989, Multifamily Housing, Belle (Societe Generale LOC),
3.21%, 3/10/08	9,680	9,680

MONEY MARKET PORTFOLIOS  18  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Tennessee - 2.7% - (continued)
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC),
3.25%, 3/10/08	$500	$500
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),
3.19%, 3/10/08	17,029	17,029
Montgomery County Public Building Authority Revenue Bonds, Tennessee County Loan Pool (Bank of America N.A. LOC),
3.65%, 3/3/08	1,000	1,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue Bonds, Series 2000 IV-B-12 (FSA Corp. Insured),
3.55%, 3/3/08	300	300
Series 2000 IV-C-1 (FSA Corp. Insured),
3.55%, 3/3/08	1,700	1,700
Series 2000 IV-E-6 (AMBAC Insured),
6.00%, 3/3/08	1,060	1,060
Series 2001 IV-H-3 (AMBAC Insured),
6.00%, 3/3/08	3,000	3,000
Series 2002 IV-I-4 (AMBAC Insured),
6.00%, 3/3/08	2,020	2,020
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2003, St. Benedict Auburndale School Project (AmSouth Bank Birmingham LOC),
3.16%, 3/10/08	3,100	3,100
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007, Tipton Rosemark Academy (Regions Bank LOC),
3.20%, 3/10/08	8,045	8,045
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC),
3.16%, 3/10/08	6,000	6,000
Tennergy Corp. Gas Revenue Bonds, Series 1258Q, Putters (JPMorgan Chase & Co. LOC), (1)
3.41%, 3/10/08	12,645	12,645
Tennessee Energy Acquisition Corp. Revenue Bonds, ROCS B1158RR-II-R-598,
3.19%, 3/10/08	11,250	11,250
Tennessee Local Development Authority Revenue BANS, Series 2007A, Student Loan Program,
5.00%, 6/30/08	5,000	5,022

		105,131

Texas - 4.8%
ABN AMRO Munitops Certificate Trust G.O., Series 2007-21
(PSF of Texas Gtd.), (1) (2)
3.19%, 3/10/08	5,000	5,000
Bexar County Housing Finance Corp. Multifamily Revenue VRDB, Series 2005-A,
Summit Hills Apartments Project (FHLMC Insured),
3.21%, 3/10/08	3,500	3,500
Burleson Independent School District G.O., Series 2007-35, ABN AMRO Munitops II (PSF of Texas Gtd.), (1)
3.19%, 3/10/08	15,400	15,400
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2006, Summit Christian Academy (Wachovia Bank N.A. LOC),
2.98%, 3/10/08	7,100	7,100
Cypress-Fairbanks Independent School District G.O., Citigroup ROCS RR II-R-10091 (PSF of Texas Gtd.), (1)
3.19%, 3/10/08	6,845	6,845
Fort Bend School District G.O., Series 2004A-03, Wachovia MERLOTS (PSF of Texas Gtd.), (1)
3.35%, 3/10/08	7,040	7,040

MONEY MARKET PORTFOLIOS  19  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Texas - 4.8% - (continued)
Gulf Coast Waste Disposal Authority PCR Refunding VRDB, Amoco Oil-Rmkt 12/7/06,
3.75%, 3/3/08	$6,400	$6,400
Harris County G.O., Series 2003B, Citigroup ROCS RR-II-R-4541, (1)
3.19%, 3/10/08	7,730	7,730
Harris County Health Facilities Development Corp. Hospital Revenue VRDB, Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC),
2.97%, 3/10/08	3,800	3,800
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),
2.99%, 3/10/08	10,250	10,250
Houston Independent School District G.O. Revenue VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),
3.75%, 6/16/08	17,330	17,330
Katy Independent School District G.O. VRDB, Series C, Ford Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),
3.16%, 3/10/08	2,600	2,600
Lovejoy Texas Independent School District G.O., Series DB-514, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1)
3.22%, 3/10/08	3,280	3,280
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series 2001A, ExxonMobil Project,
3.75%, 3/3/08	13,200	13,200
Plano Health Facilities Development Corp. Revenue Bonds, Series 2000, YMCA of Metro Dallas Project (Bank of America N.A. LOC),
3.23%, 3/10/08	8,700	8,700
Seminole Texas Independent School District G.O., Series DB-559, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1)
3.22%, 3/10/08	4,245	4,245
State of Texas Transportation Mobility G.O.,
Bear Stearns Trust Certificate Series 2007-302 Class A, (1)
3.23%, 3/10/08	3,970	3,970
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist Health System - Sunbelt (SunTrust Bank LOC),
2.98%, 3/10/08	7,490	7,490
Tarrant County Housing Finance Corp. Revenue Bonds, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
3.04%, 3/10/08	1,165	1,165
Texas State G.O., Putter Series 1361, (1)
3.41%, 3/10/08	8,560	8,560
Texas State Transportation Commission Revenue VRDB, Series B, First Tier,
2.98%, 3/10/08	8,300	8,300
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien,
4.00%, 3/3/08	5,100	5,100
University of Texas Permanent University Fund Revenue Bonds, Series 2002B, Citigroup ROCS RR-II-R-6519, (1)
3.19%, 3/10/08	5,100	5,100
University of Texas Permanent University Fund, Series 2008,
1.43%, 3/3/08	10,000	10,000
University of Texas Revenue Refunding VRDB, Series 2007-B, Financing System,
3.35%, 3/10/08	14,400	14,400

		186,505

Utah - 2.1%
Duchesne County Hospital Development Revenue VRDB, Series 2007A, Uintah Basin Medical Center (JPMorgan Chase Bank LOC),
3.18%, 3/10/08	9,000	9,000

MONEY MARKET PORTFOLIOS  20  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Utah - 2.1% - (continued)
Utah Water Finance Agency Revenue VRDB, Series 2002A-2 (AMBAC Insured),
5.00%, 3/10/08	$200	$200
Utah Water Finance Agency Revenue VRDB, Series 2004A-9 (AMBAC Insured),
6.00%, 3/10/08	3,300	3,300
Utah Water Finance Agency Revenue VRDB, Series 2004A-10 (AMBAC Insured),
5.00%, 3/10/08	2,075	2,075
Utah Water Finance Agency Revenue VRDB, Series 2005A-11 (AMBAC Insured),
6.00%, 3/10/08	24,700	24,700
Utah Water Finance Agency Revenue VRDB, Series 2005A-13 (AMBAC Insured),
5.00%, 3/10/08	5,000	5,000
Utah Water Finance Agency Revenue VRDB, Series 2005A-14 (AMBAC Insured),
6.38%, 3/10/08	4,000	4,000
Utah Water Finance Agency Revenue VRDB, Series 2007A-21 (AMBAC Insured),
6.38%, 3/10/08	9,400	9,400
Utah Water Finance Agency Revenue VRDB, Series A-12 (AMBAC Insured),
6.38%, 3/10/08	5,400	5,400
Utah Water Finance Agency Revenue VRDB, Series A-15 (AMBAC Insured),
5.00%, 3/10/08	9,700	9,700
Utah Water Finance Agency Revenue VRDB, Series A-18 (AMBAC Insured),
6.38%, 3/10/08	10,000	10,000

		82,775

Virginia - 0.7%
Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC),
3.40%, 3/3/08	2,200	2,200
Fairfax County Water Authority Revenue Bonds, Citigroup Eagle 200691 Class A, (1)
3.20%, 3/10/08	3,000	3,000
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured),
3.16%, 3/10/08	4,000	4,000
Madison County IDA Educational Facilities Revenue VRDB, Woodberry Forest School (SunTrust Bank LOC),
3.70%, 3/3/08	5,000	5,000
University of Virginia Revenue Bonds, Citigroup Eagle 20060017, Class A, (1)
3.20%, 3/10/08	12,000	12,000
Virginia College Building Authority Revenue VRDB, Series 2004, University of Richmond Project,
3.25%, 3/10/08	2,500	2,500

		28,700

Washington - 2.9%
Everett Washington Public Facilities District Revenue VRDB, Series 2007,
3.78%, 3/3/08	6,450	6,450
King County Sewer Revenue VRDB, Series 2006A, Junior Lien (MBIA Insured),
6.00%, 3/10/08	8,100	8,100
Port of Seattle Intermediate Lien Revenue Refunding Bonds, Series 2005-28, ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.96%, 3/10/08	10,000	10,000

MONEY MARKET PORTFOLIOS  21  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Washington - 2.9% - (continued)
State of Washington G.O. Floaters, Lehman Municipal Trust Receipts, Series 2008 K14W Regulation D, (1)
3.40%, 3/10/08	$4,000	$4,000
Washington State G.O., Citigroup ROCS RR-B1315-II-R-10136, (1)
3.19%, 3/10/08	11,425	11,425
Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1)
3.18%, 3/10/08	1,350	1,350
Washington State Healthcare Facilities Authority Revenue Bonds, Series 510CE, Citigroup ROCS (Citibank N.A. Gtd.), (1)
6.22%, 3/10/08	9,145	9,145
Washington State Healthcare Facilities Authority Revenue VRDB, Seattle Cancer Care (KeyBank N.A. LOC),
3.10%, 3/10/08	8,980	8,980
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),
3.25%, 3/10/08	2,205	2,205
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),
2.95%, 3/10/08	1,900	1,900
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC),
3.14%, 3/10/08	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Judson Park Project (KBC Bank N.V. LOC),
3.01%, 3/10/08	10,400	10,400
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC),
3.60%, 3/3/08	3,000	3,000
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2005, Antioch University Project (U.S. Bank N.A. LOC),
2.26%, 3/10/08	4,225	4,225
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC),
3.05%, 3/10/08	5,500	5,500
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 1994, Rockwood Retirement Program (Wells Fargo Bank N.A. LOC),
3.01%, 3/3/08	1,000	1,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2005, Seattle Art Museum Project (Allied Irish Bank LOC),
3.15%, 3/3/08	2,600	2,600
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2007B, Eastside Catholic School (KeyBank N.A. LOC),
3.06%, 3/10/08	9,000	9,000
Washington State Housing Finance Community Nonprofit Revenue VRDB, YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC), Series A 1998,
3.05%, 3/10/08	2,910	2,910
Series B 1998,
3.05%, 3/10/08	3,930	3,930

		112,120

West Virginia - 0.5%
Monongalia County Building Commission Revenue Refunding VRDB, Series 2005B, Monongalia General Hospital (JPMorgan Chase Bank LOC),
3.18%, 3/10/08	12,960	12,960
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1, Pallottine Health Services, Inc. Project (Fifth Third Bank LOC),
3.16%, 3/10/08	20	20

MONEY MARKET PORTFOLIOS  22  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
West Virginia - 0.5% - (continued)
West Virginia State Hospital Finance Authority Revenue VRDB, Pallottine Health Services Project (Fifth Third Bank LOC),
3.16%, 3/10/08	$6,300	$6,300

		19,280

Wisconsin - 5.3%
State of Wisconsin, Series 2007, Operating Notes,
4.50%, 6/16/08	22,000	22,047
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Oakwood Village (Marshall & Ilsley Bank LOC),
3.01%, 3/10/08	13,500	13,500
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series B, Beaver Dam Community Hospital (U.S. Bank N.A. LOC),
2.99%, 3/10/08	3,300	3,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (Bank of America N.A. LOC),
2.99%, 3/10/08	4,600	4,600
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
3.78%, 3/3/08	1,300	1,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),
3.05%, 3/10/08	3,300	3,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003C, Mercy Health Systems (Marshall & Ilsley Bank LOC),
3.01%, 3/10/08	6,300	6,300
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC),
2.98%, 3/10/08	3,230	3,230
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2008, Custodial Receipts-Whefa Beloit (Bank of New York LOC),
3.85%, 3/3/08	18,855	18,855
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC),
3.01%, 3/10/08	10,000	10,000
Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2003, Oakwood Village Project (Marshall & Ilsley Bank LOC),
3.01%, 3/10/08	10,420	10,420
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC),
Series 2002A,
3.78%, 3/3/08	815	815
Series 2002B,
3.78%, 3/3/08	1,875	1,875
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern (JPMorgan Chase Bank LOC),
3.11%, 3/10/08	655	655
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series B, Southwest Health Center (Fifth Third Bank LOC),
3.08%, 3/10/08	6,240	6,240
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 1997, Alverno College Project (Allied Irish Bank LOC),
3.78%, 3/3/08	1,000	1,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002H, Pooled Loan Financing Program (U.S. Bank N.A. LOC),
3.13%, 3/10/08	2,500	2,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC),
2.98%, 3/10/08	19,500	19,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2005, Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC),
3.11%, 3/10/08	2,685	2,685

MONEY MARKET PORTFOLIOS  23  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 94.5% - CONTINUED
Wisconsin - 5.3% - (continued)
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2006-C Upland Hills Health (Allied Irish Bank LOC),
3.08%, 3/10/08	$7,250	$7,250
Wisconsin Housing and EDA Revenue VRDB, Series D,
3.12%, 3/10/08	2,375	2,375
Wisconsin Public Power, Inc. System Revenue Bonds, Putters Series 1150 (AMBAC Insured), (1)
4.00%, 3/10/08	11,605	11,605
Wisconsin School Districts Cash Flow Management Program COPS, Series 2007 A1, Temporary Borrowing Program,
4.50%, 9/18/08	31,000	31,221
Wisconsin State Transportation Revenue Bonds, Series 2007-24, Clipper Tax-Exempt Certificate Trust, (1)
3.36%, 3/10/08	21,745	21,745

		206,318

Wyoming - 0.2%
Sublette County PCR Bonds, Series 1984, Exxon Project,
3.09%, 3/3/08	8,900	8,900

Multiple States Pooled Securities - 1.3%
BB&T Municipal Trust Revenue Bonds, Floaters Series 1002 (Branch Banking & Trust Co. LOC), (1)
3.34%, 3/10/08	22,400	22,400
BB&T Municipal Trust Revenue Bonds, Floaters Series 1004 (Branch Banking & Trust Co. LOC), (1)
3.34%, 3/10/08	16,900	16,900
BB&T Municipal Trust Revenue Bonds, Floaters Series 1006 (Branch Banking & Trust Co. LOC), (1)
3.34%, 3/10/08	12,700	12,700

		52,000

Total Municipal Investments (Cost $3,685,091)		3,685,091

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.2%
AIM Tax-Free Cash Reserve Portfolio	139,064,337	139,064
Dreyfus Tax-Exempt Cash Management Fund	715,626	716
Lehman Brothers Institutional Liquidity Funds - Tax-Exempt Portfolio	62,037,592	62,038

Total Investment Companies (Cost $201,818)		201,818

Total Investments - 99.7% (Cost $3,886,909) (3)		3,886,909

Other Assets less Liabilities - 0.3%		13,446

NET ASSETS - 100.0%		$3,900,355

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Restricted security that has been deemed illiquid. At February 29, 2008, the value of these restricted illiquid securities amounted to approximately $23,050,000 or 0.6% of net assets.

Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
St. Lucie Florida Community Redevelopment (FL),
3.96%, 3/10/08	1/25/07	$18,050
ABN AMRO Munitops Certificate Trust G.O. (TX),
3.19%, 3/10/08	3/8/07	5,000

MONEY MARKET PORTFOLIOS  24  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

(3)	The cost for federal income tax purposes was $3,886,909.

*	On April 25, 2008, the security was downgraded and is no longer an Eligible Security. The Board of Trustees has approved the retention of the security upon its finding that disposal of the security would not be in the best interest of the Portfolio and its shareholders.

Percentages shown are based on Net Assets.

At February 29, 2008, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Water Services and Solid Waste Management	5.5%
Educational Services	17.4%
Executive, Legislative and General Government	22.0%
General Medical, Surgical and Nursing and Personal Care	10.5%
Health Services and Residential Care	17.0%
Investment and Management Offices	5.2%
Urban and Community Development, Housing Programs and Social Services	7.4%
All other sectors less than 5%	15.0%

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

Valuation level	Investments in Securities (000s)	Other Financial Instruments* (000s)
Level 1	$201,818	$—
Level 2	3,685,091	—
Level 3	—	—

Total	$3,886,909	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET PORTFOLIOS  25  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC American Municipal Bond Assurance Corporation

BANS Bond Anticipation Notes

COPS Certificates of Participation

CP Commercial Paper

EDA Economic Development Authority

FGIC Financial Guaranty Insurance Corporation

FHLMC Freddie Mac

FNMA Fannie Mae

FSA Financial Security Assurance

GIC Guaranteed Investment Contract

G.O. General Obligation

Gtd. Guaranteed

HFA Housing Finance Authority

IDA Industrial Development Authority

IDB Industrial Development Board

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

MERLOTS Municipal Exempt Receipts Liquidity Optional Tender

PCR Pollution Control Revenue

P-Floats Puttable Floating Rate Security

PSF Permanent School Fund

RANS Revenue Anticipation Notes

ROCS Reset Option Certificates

SGB Societe General Bank

Soc Gen Societe Generale

TANS Tax Anticipation Notes

TRANS Tax and Revenue Anticipation Notes

TSB Trustee Savings Bank

VRDB Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS  26  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED NOTES - 0.9%
Auto Receivables - 0.0%
Ford Credit Auto Owner Trust, Series 2007-A, Class A1, (1)
5.35%, 7/15/08	$1,197	$1,197

International Receivables - 0.9%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, (1)
3.10%, 3/17/08	10,000	10,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1,
3.10%, 3/15/08	5,000	5,000
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1)
3.11%, 3/17/08	8,846	8,846
Westpac Securitization Trust, FRN, Series 2007-1G, Class A1, (1)
3.04%, 5/21/08	5,588	5,588

		29,434

Total Asset-Backed Notes (Cost $30,631)		30,631

CERTIFICATES OF DEPOSIT - 10.0%
Domestic Depository Institutions - 1.3%
Bank of America, New York,
5.41%, 3/10/08	20,000	20,000
Citibank, New York,
3.05%, 5/8/08	15,000	15,000
HSBC Bank USA,
4.93%, 7/9/08	10,000	10,000

		45,000

Foreign Depository Institutions - 8.7%
ABN AMRO, London Branch,
5.32%, 5/27/08	5,000	5,000
Allied Irish Bank, London,
5.44%, 6/16/08	3,000	3,000
Australia and New Zealand Bank, New York,
4.90%, 4/3/08	15,000	15,000
Banco Bilbao Vizcaya,
3.09%, 3/5/08	15,000	15,000
Bank of Montreal, Chicago, FRCD,
3.14%, 3/1/08	25,000	25,000
Bank of Scotland PLC, Halifax Branch,
5.00%, 10/14/08	5,000	5,000
Bank of Scotland PLC, New York Branch,
5.35%, 6/4/08	5,000	5,000
4.60%, 7/29/08	10,000	10,000
Barclays Bank, New York Branch,
5.16%, 4/3/08	15,000	15,000
5.30%, 5/22/08	10,000	10,000
4.77%, 7/25/08	15,000	15,000
CALYON, New York, FRCD,
3.12%, 3/1/08	35,000	34,999
Credit Agricole SA, London Branch,
4.91%, 10/9/08	10,000	10,000
4.97%, 10/14/08	5,000	5,000

PRIME OBLIGATIONS PORTFOLIO  1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 10.0% - CONTINUED
Foreign Depository Institutions - 8.7% - (continued)
Credit Suisse First Boston, New York Branch,
5.25%, 4/11/08	$5,000	$5,000
Deutsche Bank, London Branch, FRCD,
3.16%, 3/1/08	8,000	8,000
Deutsche Bank, New York Branch,
2.85%, 8/4/08	10,000	10,000
Lloyds Bank, New York,
5.00%, 3/18/08	20,000	20,000
4.90%, 7/9/08	10,000	10,000
National Australia Bank, London Branch,
5.40%, 6/12/08	5,000	5,000
2.85%, 8/8/08	10,000	10,000
National Bank of Canada, New York, FRCD,
3.11%, 3/3/08	15,000	15,000
Nordea Bank Finland, New York,
5.26%, 4/11/08	5,000	5,000
5.29%, 5/22/08	10,000	10,000
Royal Bank of Canada, New York Branch,
4.90%, 4/3/08	15,000	15,000
Toronto Dominion Bank, New York Branch,
5.11%, 3/26/08	5,000	5,000
UBS AG, Stamford Branch,
5.25%, 4/10/08	5,000	5,000

		295,999

Total Certificates of Deposit (Cost $340,999)		340,999

COMMERCIAL PAPER - 7.5%
Bank Holding Companies - 0.4%
Bank of America Co.,
5.29%, 3/4/08	15,000	14,993

Credit Arbitrage - 1.2%
Perry Global Funding LLC, (1)
3.60%, 3/3/08	15,000	14,997
Surrey Funding Corp.,
3.24%, 3/12/08	25,000	24,975

		39,972

Multi-Seller Conduits - 3.6%
Cedar Springs Capital Co.,
4.25%, 3/3/08	50,000	49,988
Crown Point Capital Co., FRCP, (1)
5.10%, 3/6/08	10,000	10,000
Galleon Capital Corp.,
3.38%, 3/5/08	10,000	9,996
Lexington Parker Capital, FRCP,
4.60%, 4/7/08	25,000	24,999
Thames Asset Global Securitization Number One, Inc., (1)
3.25%, 3/5/08	10,000	9,996

PRIME OBLIGATIONS PORTFOLIO  2  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 7.5% - CONTINUED
Multi-Seller Conduits - 3.6% - (continued)
Victory Receivables Corp.,
3.25%, 3/7/08 (1)	$10,000	$9,995
3.25%, 3/10/08	10,000	9,992

		124,966

Non-Depository Personal Credit - 2.3%
General Electric Capital Corp.,
5.15%, 3/11/08	40,000	39,943
4.76%, 7/1/08	10,000	9,839
4.61%, 7/15/08	18,000	17,686
2.84%, 7/29/08	10,000	9,882

		77,350

Total Commercial Paper (Cost $257,281)		257,281

CORPORATE NOTES/BONDS - 16.6%
Bank Holding Companies - 0.6%
Citigroup Funding, Inc., FRN,
3.07%, 5/13/08	15,000	15,000
HSBC USA Inc., FRN,
3.13%, 3/17/08	5,000	5,000

		20,000

Chemicals & Allied Products - 0.3%
BASF Finance Europe, N.V., FRN, (1)
3.88%, 4/21/08	10,000	10,000

Domestic Depository Institutions - 4.0%
Bank of America N.A.,
4.70%, 5/6/08	75,000	75,000
National City Bank, FRN,
3.16%, 3/1/08	30,000	30,000
4.87%, 3/25/08	15,000	15,000
3.30%, 4/25/08	15,000	15,000

		135,000

Foreign Depository Institutions - 3.6%
Allied Irish Banks PLC, FRN, (1)
3.10%, 3/19/08	5,000	5,000
Australia and New Zealand Banking Group, FRN, (1)
5.11%, 3/5/08	10,000	10,000
3.23%, 3/7/08	5,000	5,000
3.16%, 3/25/08	1,000	1,000
Bank of Nova Scotia, FRN,
3.07%, 3/31/08	15,000	14,998
Commonwealth Bank of Australia, FRN, (1)
4.01%, 4/21/08	5,000	5,000
Credit Agricole, London Branch, FRN, (1)
4.85%, 3/25/08	10,000	10,000
Danske Bank, FRN, (1)
3.08%, 3/20/08	5,000	5,000

PRIME OBLIGATIONS PORTFOLIO  3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 16.6% - CONTINUED
Foreign Depository Institutions - 3.6% - (continued)
Nordea Bank Finland, New York, FRN, (1)
3.19%, 3/11/08	$7,000	$7,000
Royal Bank of Canada, FRN,
3.23%, 3/10/08	8,000	8,000
Royal Bank of Scotland PLC, FRN, (1)
3.12%, 3/25/08	5,000	5,000
4.45%, 4/11/08	30,000	30,001
UBS AG, Stamford, FRN,
3.09%, 3/17/08	10,000	10,000
Westpac Banking Corp., FRN,
5.20%, 3/11/08	1,000	1,000
Westpac Banking Corp., New York Branch, FRN, (1)
3.17%, 3/6/08	7,000	7,000

		123,999

Insurance Carriers - 1.1%
Genworth Global Funding, FRN, (1)
3.17%, 3/11/08	7,000	7,000
ING Verzekeringen NV, FRN, (1)
3.13%, 3/4/08	12,000	12,000
MET Life Global Funding I, FRN, (1)
3.22%, 3/17/08	10,000	10,000
3.12%, 3/25/08	10,000	10,000

		39,000

Non-Depository Personal Credit - 1.2%
American Express Bank, FSB, FRN,
3.09%, 3/18/08	20,000	19,999
General Electric Capital Corp., FRN,
3.16%, 3/25/08	9,000	9,000
HSBC Finance Corp., FRN,
3.19%, 3/6/08	8,000	8,000
3.19%, 3/24/08	5,000	5,000

		41,999

Security and Commodity Brokers - 1.5%
Goldman Sachs, FRN,
3.23%, 3/1/08	5,000	5,000
Goldman Sachs Group LP, FRN, (1)
3.33%, 4/25/08	7,000	7,000
Merrill Lynch & Co., FRN,
3.22%, 3/4/08	5,000	5,000
3.26%, 3/18/08	10,000	10,000
3.28%, 3/25/08	5,000	5,000
3.06%, 5/22/08	10,000	10,000
Morgan Stanley, FRN,
3.24%, 3/17/08	3,000	3,000
3.21%, 3/27/08	5,000	5,000

		50,000

PRIME OBLIGATIONS PORTFOLIO  4  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 16.6% - CONTINUED
Structured Investment Vehicles - 4.3%
Asscher Finance Corp., FRN, (1)
4.83%, 3/25/08	$5,000	$5,000
Beta Finance, Inc., FRN, (1)
3.23%, 4/28/08	5,000	5,000
CC USA, Inc., FRN, (1)
3.04%, 5/20/08	15,000	14,999
Cullinan Finance Corp., (1)
3.09%, 3/28/08, FRN	10,000	10,000
5.36%, 4/15/08	7,000	7,000
3.30%, 4/25/08, FRN	5,000	5,000
5.35%, 5/15/08	7,000	7,000
3.06%, 5/27/08, FRN	10,000	9,998
Dorada Finance, Inc., (1)
5.32%, 5/27/08	5,000	5,000
Links Finance LLC, MTN, FRN, (1)
3.11%, 3/5/08	10,000	10,000
3.91%, 4/18/08	10,000	10,000
Sigma Finance, Inc., MTN, (1)
4.96%, 3/25/08, FRN	10,000	10,000
3.11%, 3/17/08, FRN	10,000	10,000
5.35%, 5/19/08	15,000	15,000
Whistlejacket Capital LLC, FRN, (1) †
3.81%, 4/23/08	10,000	8,000
White Pine Finance LLC, FRN, (1) †
3.07%, 3/20/08	5,000	4,000
5.15%, 4/21/08	15,000	12,000

		147,997

Total Corporate Notes/Bonds (Cost $573,994)		567,995

EURODOLLAR TIME DEPOSITS - 22.1%
Domestic Depository Institutions - 7.0%
JPMorgan Chase Bank, Toronto, Canada,
3.13%, 3/3/08	29,000	29,000
Manufacturers and Traders Trust Co.,
3.09%, 3/3/08	21,000	21,000
Marshall and Ilsley Bank, Grand Cayman,
3.13%, 3/3/08	78,000	78,000
Wachovia Bank, N.A., Grand Cayman,
3.13%, 3/3/08	20,000	20,000
Wells Fargo Bank N.A., San Francisco, Grand Cayman,
3.13%, 3/3/08	90,000	90,000

		238,000

Foreign Depository Institutions - 15.1%
ABN AMRO Bank, Amsterdam, Netherlands,
3.20%, 3/3/08	85,000	85,000
CALYON, Grand Cayman,
3.15%, 3/3/08	50,000	50,000

PRIME OBLIGATIONS PORTFOLIO  5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 22.1% - CONTINUED
Foreign Depository Institutions - 15.1% - (continued)
Dexia Credit Local de France, Paris,
3.15%, 3/3/08	$110,000	$110,000
HSBC Bank PLC, London,
3.38%, 3/3/08	19,000	19,000
Natixis, Grand Cayman,
3.20%, 3/3/08	70,000	70,000
Royal Bank of Canada, Toronto, Canada,
3.25%, 3/3/08	52,259	52,259
Skandinaviska Enskilda Banken, Grand Cayman,
3.20%, 3/3/08	90,000	90,000
Svenska Handelsbanken, Grand Cayman,
3.20%, 3/3/08	40,000	40,000

		516,259

Total Eurodollar Time Deposits (Cost $754,259)		754,259

U.S. GOVERNMENT AGENCIES - 0.6% (2)
Federal Home Loan Bank - 0.6%
FHLB Bonds,
2.74%, 2/12/09	10,000	10,000
2.85%, 2/13/09	10,000	10,000

Total U.S. Government Agencies (Cost $20,000)		20,000

U.S GOVERNMENT OBLIGATIONS - 10.4%
U.S. Treasury Bills - 0.7%
2.35%, 4/17/08	7,000	6,979
2.02%, 5/29/08	15,000	14,925

		21,904

U.S. Treasury Notes - 9.7%
4.88%, 4/30/08	5,000	5,021
3.75%, 5/15/08	24,000	24,093
5.63%, 5/15/08	53,000	53,387
5.00%, 7/31/08	19,000	19,231
4.13%, 8/15/08	69,000	69,637
4.63%, 9/30/08	70,000	70,647
4.88%, 10/31/08	38,000	38,720
4.75%, 12/31/08	50,000	51,143

		331,879

Total U.S. Government Obligations (Cost $353,783)		353,783

Investments (Amortized Cost $2,330,947)		2,324,948

REPURCHASE AGREEMENTS - 32.2%
(Collateralized at a minimum of 102%) (3)
Bank of America N.A., dated 2/29/08, repurchase price $285,075
3.17%, 3/3/08	285,000	285,000

PRIME OBLIGATIONS PORTFOLIO  6  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 32.2% - CONTINUED
(Collateralized at a minimum of 102%) (3)
Bank of America Securities LLC, dated 2/29/08, repurchase price $95,025
3.20%, 3/3/08	$95,000	$95,000
Bear Stearns, Inc., dated 2/29/08, repurchase price $165,044
3.18%, 3/3/08	165,000	165,000
BNP Paribas Securities Corp., dated 2/29/08, repurchase price $300,079
3.16%, 3/3/08	300,000	300,000
Deutsche Bank Securities, Inc., dated 2/29/08, repurchase price $255,068
3.18%, 3/3/08	255,000	255,000

Total Repurchase Agreements (Cost $1,100,000)		1,100,000

Total Investments - 100.3% (Cost $3,430,947) (4)		3,424,948

Liabilities less Other Assets - (0.3)%		(11,996)

NET ASSETS - 100.0%		$3,412,952

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	5.00% - 7.31%	6/1/22 - 1/1/38
FNMA	4.50% - 6.00%	10/1/33 - 1/1/48
GNMA	7.00%	11/15/36 - 9/15/37

(4)	The cost for federal income tax purposes was $3,430,947.

Percentages shown are based on Net Assets.

†	Defaulted securities are valued by an independent pricing service and reflect a fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement with the Northern Institutional Prime Obligations Portfolio. Under the agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than July 31, 2008.

PRIME OBLIGATIONS PORTFOLIO  7  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Prime Obligation Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

Valuation level	Investments in Securities (000s)	Other Financial Instruments* (000s)
Level 1	$—	$—
Level 2	3,400,948	—
Level 3	24,000	—
	$3,424,948	$—

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000s)	Other Financial Instruments* (000s)
Balance as of 11/30/07	$—	$—
Realized gain(loss)	—	—
Change in unrealized appreciation/depreciation	(6,000)	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	30,000	—

Balance as of 2/29/08	$24,000	$—

*	Other financial instruments include futures and forwards, if applicable.

PRIME OBLIGATIONS PORTFOLIO  8  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

PRIME OBLIGATIONS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB Federal Home Loan Bank

FHLMC Freddie Mac

FNMA Federal National Mortgage Association

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

GNMA Government National Mortgage Association

MTN Medium Term Notes

PRIME OBLIGATIONS PORTFOLIO  9  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED NOTES - 3.7%
Auto Receivables - 0.0%
Ford Credit Auto Owner Trust,
Series 2007-A, Class A1, (1)
5.35%, 7/15/08	$1,197	$1,197

International Receivables - 1.7%
Arkle Master Issuer PLC, FRN, Series 2007-1A, Class 1A, (1)
3.10%, 3/17/08	10,000	10,000
Holmes Master Issuer PLC, FRN, Series 2007-1, Class 1A1,
3.10%, 3/15/08	7,000	7,000
Interstar Millennium Trust, FRN, Series 2006-2GA, Class A1, (1)
3.12%, 3/27/08	10,619	10,619
Paragon Mortgages PLC, FRN, Series 12A, Class A1, (1)
3.11%, 3/17/08	8,846	8,846
Westpac Securization Trust, FRN, Series 2007-1G, Class A1, (1)
3.04%, 5/21/08	6,985	6,985

		43,450

Collateralized Loan Obligations - 2.0%
Shiprock Finance SF1, FRN,
Series 2007-2A, Class A, (1)
3.40%, 4/11/08	50,000	50,000

Total Asset-Backed Notes (Cost $94,647)		94,647

CERTIFICATES OF DEPOSIT - 16.0%
Domestic Depository Institutions - 2.9%
Bank of America, New York,
5.41%, 3/10/08	10,000	10,000
2.86%, 7/30/08	10,000	10,000
Citibank, New York,
3.05%, 5/8/08	20,000	20,000
HSBC Bank USA,
4.93%, 7/9/08	10,000	10,000
State Street Bank, Boston,
4.52%, 4/4/08	25,000	25,000

		75,000

Foreign Depository Institutions - 13.1%
ABN AMRO Bank, London Branch,
5.32%, 5/27/08	5,000	5,000
Australia and New Zealand Bank, New York,
4.90%, 4/3/08	10,000	10,000
Bank of Montreal, Chicago, FRCD,
3.14%, 3/1/08	20,000	20,000
Banco Bilbao Vizcaya,
3.09%, 3/5/08	15,000	15,000
Bank of Scotland PLC, London Branch,
2.94%, 8/4/08	10,000	10,000
Bank of Scotland PLC, New York Branch,
5.35%, 6/4/08	10,000	10,000
4.60%, 7/29/08	10,000	10,000
Barclays Bank, New York Branch,
5.16%, 4/3/08	10,000	10,000
5.30%, 5/22/08	10,000	10,000
4.43%, 7/7/08	20,000	20,000
4.77%, 7/25/08	10,000	10,000
BNP Paribas S.A., London Branch,
2.93%, 8/5/08	10,000	10,000
CALYON, New York, FRCD,
3.12%, 3/1/08	15,000	15,000
Credit Agricole SA, London Branch,
4.91%, 10/9/08	5,000	5,000

LIQUID ASSETS PORTFOLIO 1  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 16.0% - CONTINUED
Foreign Depository Institutions - 13.1% - (continued)
Deutsche Bank, London Branch, FRCD,
3.16%, 3/1/08	$8,000	$8,000
Deutsche Bank, New York Branch,
2.85%, 8/4/08	15,000	15,000
KBC Bank N.V., London,
3.12%, 3/12/08	15,000	15,000
Lloyds Bank, New York,
4.90%, 7/9/08	10,000	10,000
National Australia Bank, London Branch,
4.35%, 4/10/08	15,000	15,000
5.40%, 6/12/08	5,000	5,000
2.85%, 8/8/08	10,000	10,000
National Bank of Canada, New York, FRCD,
3.11%, 3/3/08	10,000	10,000
Nordea Bank Finland, New York,
5.26%, 4/11/08	10,000	10,000
5.29%, 5/22/08	10,000	10,000
Royal Bank of Canada, New York Branch,
4.90%, 4/3/08	10,000	10,000
Royal Bank of Scotland, London Branch,
4.23%, 7/10/08	12,000	12,000
Royal Bank of Scotland, New York Branch,
2.90%, 8/4/08	10,000	10,000
Societe Generale, London Branch,
4.40%, 7/8/08	20,000	20,000
UBS AG, Stamford Branch,
5.25%, 4/10/08	5,000	5,000
4.90%, 6/11/08	10,000	10,012

		335,012

Total Certificates of Deposit (Cost $410,012)		410,012

COMMERCIAL PAPER - 9.4%
Auto Recievables - 1.7%
FCAR1 Owner Trust,
3.39%, 3/6/08	15,000	14,993
New Center Asset Trust - Plus Program,
3.20%, 3/3/08	30,000	29,995

		44,988

Bank Holding Companies - 0.4%
Bank of America Co.,
5.29%, 3/4/08	10,000	9,996

Credit Arbitrage - 0.4%
Perry Global Funding LLC, (1)
3.60%, 3/3/08	10,000	9,998

Multi-Seller Conduits - 4.5%
Cedar Springs Capital Co.,
4.25%, 3/3/08	30,000	29,993
Galleon Capital Corp.,
3.38%, 3/5/08	20,000	19,992
3.35%, 3/7/08	15,000	14,992
Lexington Parker Capital, FRCP,
4.60%, 4/7/08	15,000	15,000
Versailles,
3.40%, 3/14/08	10,000	9,988
Victory Receivables Corp.,
3.25%, 3/6/08	10,000	9,995
3.25%, 3/7/08 (1)	15,000	14,992

		114,952

LIQUID ASSETS PORTFOLIO 2  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 9.4% - CONTINUED
Non-Depository Personal Credit - 2.4%
General Electric Capital Corp.,
5.15%, 3/11/08	$25,000	$24,964
4.76%, 7/1/08	10,000	9,839
4.61%, 7/15/08	12,000	11,791
2.84%, 7/29/08	15,000	14,822

		61,416

Total Commercial Paper (Cost $241,350)		241,350

CORPORATE NOTES/BONDS - 20.2%
Bank Holding Companies - 0.6%
Citigroup Funding, Inc., FRN,
3.07%, 5/13/08	10,000	10,000
HSBC USA, Inc., FRN,
3.13%, 3/17/08	5,000	5,000

		15,000

Chemicals and Allied Products - 0.4%
BASF Finance Europe NV, FRN, (1)
3.88%, 4/21/08	10,000	10,000

Domestic Depository Institutions - 1.2%
National City Bank, FRN,
3.16%, 3/1/08	20,000	20,000
3.30%, 4/25/08	10,000	10,000

		30,000

Electric Services - 0.4%
National Rural Utilities Cooperative, FRN,
3.15%, 3/4/08	10,000	10,000

Foreign Depository Institutions - 4.7%
Allied Irish Banks PLC, FRN, (1)
3.10%, 3/19/08	5,000	5,000
Australia and New Zealand Banking Group, FRN, (1)
5.11%, 3/5/08	15,000	15,000
3.16%, 3/25/08	3,000	3,000
Bank of Nova Scotia, FRN,
3.07%, 3/31/08	20,000	19,997
Credit Agricole, London Branch, FRN, (1)
4.85%, 3/25/08	5,000	5,000
Danske Bank, FRN, (1)
3.08%, 3/20/08	5,000	5,000
Nordea Bank Finland, New York, FRN, (1)
3.19%, 3/11/08	14,000	14,000
Royal Bank of Canada, FRN,
3.23%, 3/10/08	15,000	15,000
Royal Bank of Scotland PLC, FRN, (1)
3.12%, 3/25/08	15,000	15,000
UBS AG, Stamford, FRN,
3.09%, 3/17/08	10,000	10,000
Westpac Banking Corp., FRN,
5.20%, 3/11/08	10,000	10,000
Westpac Banking Corp., New York, FRN, (1)
3.17%, 3/6/08	5,000	5,000

		121,997

Insurance Carriers - 2.3%
Allstate Life Global Funding II, FRN, (1)
3.21%, 3/17/08	10,000	10,000
Genworth Global Funding, FRN, (1)
3.17%, 3/11/08	10,000	10,000

LIQUID ASSETS PORTFOLIO 3  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 20.2% - CONTINUED
Insurance Carriers - 2.3% - (continued)
ING Verzekeringen NV, FRN, (1)
3.13%, 3/4/08	$20,000	$20,000
MET Life Global Funding I, FRN, (1)
3.22%, 3/17/08	10,000	10,000
3.12%, 3/25/08	10,000	10,000

		60,000

Non-Depository Business Credit - 1.0%
CIT Group, Inc., FRN,
3.97%, 4/18/08	25,000	25,000

Non-Depository Personal Credit - 2.1%
American Express Bank, FSB, FRN,
3.22%, 3/7/08	10,000	10,000
General Electric Capital Corp., FRN,
3.16%, 3/25/08	18,000	18,000
HSBC Finance Corp., FRN,
3.19%, 3/6/08	2,000	2,000
3.19%, 3/24/08	25,000	25,000

		55,000

Security and Commodity Brokers - 1.7%
Goldman Sachs, FRN,
3.23%, 3/1/08	5,000	5,000
Goldman Sachs Group LP, FRN,
3.33%, 4/25/08 (1)	7,000	7,000
Merrill Lynch & Co., FRN,
3.26%, 3/18/08	10,000	10,000
3.06%, 5/22/08	10,000	10,000
Morgan Stanley, FRN,
3.21%, 3/27/08	12,000	12,000

		44,000

Structured Investment Vehicles - 5.8%
Asscher Finance Corp., FRN, (1)
4.83%, 3/25/08	5,000	5,000
CC USA, Inc., FRN, (1)
3.04%, 5/20/08	10,000	9,999
Cullinan Finance Corp., (1)
3.09%, 3/28/08, FRN	10,000	10,000
5.36%, 4/15/08	8,000	8,000
3.30%, 4/25/08, FRN	10,000	9,999
5.35%, 5/15/08	10,000	10,000
3.06%, 5/27/08, FRN	10,000	9,998
Dorada Finance, Inc., (1)
3.13%, 3/25/08, FRN	10,000	10,000
5.32%, 5/27/08	5,000	5,000
Links Finance LLC, MTN, FRN, (1)
3.11%, 3/5/08	10,000	10,000
4.35%, 4/14/08	10,000	10,000
Sigma Finance, Inc., MTN, (1)
4.96%, 3/25/08, FRN	10,000	9,999
3.11%, 3/17/08, FRN	10,000	10,000
5.35%, 5/19/08	10,000	10,000
Whistlejacket Capital LLC, FRN, (1) †
3.81%, 4/23/08	15,000	12,000
White Pine Finance LLC, FRN, (1) †
5.15%, 4/21/08	10,000	8,000

		147,995

Total Corporate Notes/Bonds (Cost $523,991)		518,992

LIQUID ASSETS PORTFOLIO 4  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 16.7%
Domestic Depository Institutions - 1.4%
Bank of America, Toronto, Canada,
3.13%, 3/3/08	$37,000	$37,000

Foreign Depository Institutions - 15.3%
Abbey National PLC, Grand Cayman,
3.25%, 3/3/08	70,000	70,000
CALYON, Grand Cayman,
3.15%, 3/3/08	55,000	55,000
Deutsche Bank, Grand Cayman
3.19%, 3/3/08	30,308	30,308
Dexia Credit Local de France, Paris,
3.15%, 3/3/08	21,000	21,000
Dexia Credit Local, Grand Cayman,
3.44%, 3/3/08	33,000	33,000
Royal Bank of Canada, Toronto, Canada,
3.25%, 3/3/08	95,000	95,000
Royal Bank of Scotland, London,
3.25%, 3/3/08	86,000	86,000
Skandinaviska Enskilda Banken, Grand Cayman,
3.20%, 3/3/08	2,000	2,000

		392,308

Total Eurodollar Time Deposits (Cost $429,308)		429,308

U.S. GOVERNMENT AGENCIES - 1.2% (2)
Federal Home Loan Bank - 1.2%
FHLB Bonds,
2.74%, 2/12/09	15,000	15,000
2.85%, 2/13/09	15,000	15,000

Total U.S. Government Agencies (Cost $30,000)		30,000

U.S GOVERNMENT OBLIGATIONS - 7.7%
U.S. Treasury Bills - 0.8%
2.35%, 4/17/08	5,000	4,985
2.02%, 5/29/08	15,000	14,925

		19,910

U.S. Treasury Notes - 6.9%
4.88%, 4/30/08	4,000	4,017
3.75%, 5/15/08	7,000	7,027
5.63%, 5/15/08	46,000	46,335
5.00%, 7/31/08	16,000	16,194
4.13%, 8/15/08	49,000	49,452
4.63%, 9/30/08	17,000	17,248
4.88%, 10/31/08	37,000	37,718

		177,991

Total U.S. Government Obligations (Cost $197,901)		197,901

Investments (Amortized Cost $1,927,209)		1,922,210

REPURCHASE AGREEMENTS - 25.6%
(Collateralized at a minimum of 102%) (3)
Joint Repurchase Agreements - 2.0%
Morgan Stanley & Co., Inc., dated 2/29/08, repurchase price $22,257
1.80%, 3/3/08	22,253	22,253
Societe Generale, New York Branch, dated 2/29/08, repurchase price $11,128
1.80%, 3/3/08	11,127	11,127

LIQUID ASSETS PORTFOLIO 5  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 25.6% - CONTINUED
(Collateralized at a minimum of 102%) (3)
Joint Repurchase Agreements - 2.0% - (continued)
UBS Securities LLC, dated 2/29/08, repurchase price $16,692
1.80%, 3/3/08	$16,690	$16,690

		50,070

(Collateralized at a minimum of 102%) (4)
Repurchase Agreements - 23.6%
Bank of America N.A., dated 2/29/08, repurchase price $100,026
3.17%, 3/3/08	100,000	100,000
Citigroup Global Markets, Inc., dated 2/29/08, repurchase price $265,070
3.15%, 3/3/08	265,000	265,000
Credit Suisse First Boston Corp., dated 2/29/08, repurchase price $240,063
3.16%, 3/3/08	240,000	240,000

		605,000

Total Repurchase Agreements (Cost $655,070)		655,070

Total Investments - 100.5% (Cost $2,582,279) (5)		2,577,280

Liabilities less Other Assets - (0.5)%		(12,382)

NET ASSETS - 100.0%		$2,564,898

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 12.50%	8/15/14 - 4/15/29
U.S. Treasury Notes	1.88% - 2.00%	1/15/14 - 7/15/15

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	4.50% - 5.50%	11/1/18 - 11/1/37
FNMA	4.50% - 7.00%	5/1/13 - 2/1/38

(5)	The cost for federal income tax purposes was $2,582,279.

Percentages shown are based on Net Assets.

†	Defaulted securities are valued by an independent pricing service and reflect a fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement with the Northern Institutional Liquid Assets Portfolio. Under the agreement, the Corporation has committed to provide capital to the Portfolio, subject to a specified maximum amount, in the event that the Portfolio realizes a loss on the security, in an amount sufficient for the Portfolio to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Portfolio if it is required under the Agreement to make a capital contribution to the Portfolio. The Agreement will expire no later than July 31, 2008.

LIQUID ASSETS PORTFOLIO 6  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 29, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Portfolio’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning December 1, 2007 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of February 29, 2008:

Valuation level	Investments in Securities (000s)	Other Financial Instruments* (000s)
Level 1	$—	$—
Level 2	2,557,280	—
Level 3	20,000	—

Total	$2,577,280	$—

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000s)	Other Financial Instruments* (000s)
Balance as of 11/30/07	$—	$—
Realized gain(loss)	—	—
Change in unrealized appreciation/depreciation	(5,000)	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	25,000	—

Balance as of 2/29/08	$20,000	$—

*	Other financial instruments include futures and forwards, if applicable.

LIQUID ASSETS PORTFOLIO 7  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

ABBREVIATIONS AND OTHER INFORMATION

LIQUID ASSETS PORTFOLIO (continued)

FEBRUARY 29, 2008 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

FRCD Floating Rate Certificates of Deposit

FRCP Floating Rate Commercial Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

MTN Medium Term Notes

LIQUID ASSETS PORTFOLIO 8  NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 29, 2008

By:	/s/ Randal Rein
Randal Rein, Assistant Treasurer
(Acting Principal Financial and Accounting Officer)

Date:	April 29, 2008